As filed with Securities and Exchange Commission on April 28, 2020.
File Nos. 333-185775
811-03859

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 9	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 9	[X]
(Check Appropriate Box or Boxes)

Variable Separate Account
(Exact Name of Registrant)
AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 871-2000
Manda Ghaferi, Esq.
American General Life Insurance Company
21650 Oxnard Street Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on April 30, 2020 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.

Variable Separate Account
Cross Reference Sheet
Part A — Prospectus
Item Number in Form N-4		Caption
1.	Cover Page	Cover Page
2.	Definitions	Glossary
3.	Synopsis	Highlights; Fee Table; Maximum and Minimum Expense Examples; The Polaris Platinum II Variable Annuity; Purchasing a Polaris Platinum II Variable Annuity
4.	Condensed Financial Information	Appendix - Condensed Financial Information
5.	General Description of Registrant, Depositor and Portfolio Companies	Other Information; Investment Options
6.	Deductions	Fee Table; Expenses
7.	General Description of Variable Annuity Contracts	The Polaris Platinum II Variable Annuity; Purchasing a Polaris Platinum II Variable Annuity; Investment Options
8.	Annuity Period	Annuity Income Options
9.	Death Benefit	Death Benefits
10.	Purchases and Contract Value	Purchasing a Polaris Platinum II Variable Annuity; Access to Your Money
11.	Redemptions	Access To Your Money
12.	Taxes	Taxes
13.	Legal Proceedings	Other Information
14.	Table of Contents of Statement of Additional Information	Contents of Statement of Additional Information

Part B — Statement of Additional Information
Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a “P” are made by reference to the captions in the Prospectus.
Item Number in Form N-4		Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	The Polaris Platinum II Variable Annuity (P); Separate Account and the Company; General Account (P); Investment Options (P); Other Information (P)
18.	Services	Other Information (P); Financial Statements
19.	Purchase of Securities Being Offered	Purchasing a Polaris Platinum II Variable Annuity (P)
20.	Underwriters	Distribution of Contracts; Other Information (P)
21.	Calculation of Performance Data	Performance Data
22.	Annuity Payments	Annuity Income Options (P); Annuity Income Payments; Annuity Unit Values
23.	Financial Statements	Other Information (P); Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Prospectus
April 30, 2020
Flexible Premium Deferred Variable Annuity Contract
issued by Depositor
American General Life Insurance Company
in connection with
VARIABLE SEPARATE ACCOUNT
This variable annuity has several investment choices — Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust. All of the Underlying Funds listed below may not be available to you for investment.
This contract is no longer available for purchase by new contract Owners.
This variable annuity provides an optional Payment Enhancement feature. If you elect this feature, in exchange for Payment Enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.
Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.
If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401k or 403b plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified plan itself. You should fully discuss this decision with your financial representative.
To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information (“SAI”) dated April 30, 2020. The SAI has been filed with the United States Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.
In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.
Variable Annuities involve risks, including possible loss of principal, and are not a deposit or obligation of, or guaranteed or endorsed by, any bank. They are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. These securities have not been approved or disapproved by the SEC, nor any state securities commission, nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
UNDERLYING FUNDS:	Managed by:
Franklin Allocation VIP Fund	Franklin Templeton Services, LLC
Franklin Income VIP Fund	Franklin Advisers, Inc.
Invesco V.I. American Franchise Fund	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC
SA AB Growth Portfolio	AllianceBernstein L.P.
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.
SA American Funds Asset Allocation Portfolioα	Capital Research and Management Company*
SA American Funds Global Growth Portfolioα	Capital Research and Management Company*
SA American Funds Growth Portfolioα	Capital Research and Management Company*
SA American Funds Growth-Income Portfolioα	Capital Research and Management Company*
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC
SA DFA Ultra Short Bond Portfolio	Dimensional Fund Advisers, LP
SA Dogs of Wall Street Portfolio	SunAmerica Asset Management, LLC
SA Federated Hermes Corporate Bond Portfolio[1]	Federated Investment Management Company
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC
(Underlying Funds continued on next page)

UNDERLYING FUNDS:	Managed by:
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan MFS Core Bond Portfolio	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company
SA MFS Massachusetts Investors Trust Portfolio	Massachusetts Financial Services Company
SA MFS Total Return Portfolio	Massachusetts Financial Services Company
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.[2]
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC
SA VCP Dynamic Allocation Portfolio	SunAmerica Asset Management, LLC and AllianceBernstein L.P.
SA VCP Dynamic Strategy Portfolio	SunAmerica Asset Management, LLC and AllianceBernstein L.P.
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP
SA Wellington Government and Quality Bond Portfolio	Wellington Management Company LLP
SA Wellington Real Return Portfolio	Wellington Management Company LLP
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated
SAM Balanced Portfolio	Principal Global Investors, LLC
SAM Conservative Growth Portfolio	Principal Global Investors, LLC
SAM Strategic Growth Portfolio	Principal Global Investors, LLC
You may also invest in these Underlying Funds if you purchased your contract through Banc of America Investment Services, Inc.:
UNDERLYING FUNDS:	Managed by:
Columbia VP-Dividend Opportunity Fund	Columbia Management Investment Advisers, LLC
Columbia VP-Income Opportunities Fund	Columbia Management Investment Advisers, LLC
Columbia VP-Large Cap Growth Fund	Columbia Management Investment Advisers, LLC
Columbia VP-Mid Cap Growth Fund	Columbia Management Investment Advisers, LLC
Columbia VP-Overseas Core Fund	Columbia Management Investment Advisers, LLC
Columbia VP-Small Company Growth Fund	Columbia Management Investment Advisers, LLC
Goldman Sachs VIT Government Money Market Fund	Goldman Sachs Asset Management, L.P
VP-Loomis Sayles Growth Fund	Loomis, Sayles & Company, L.P.
You may also invest in these Underlying Funds if you purchased your contract through M&T Securities, Inc.:
UNDERLYING FUNDS:	Managed by:
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC
You may also invest in these Underlying Funds if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.):
UNDERLYING FUNDS:	Managed by:
Equity Income Account Portfolio	Principal Global Investors, LLC
SAM Conservative Balanced Portfolio	Principal Global Investors, LLC
SAM Flexible Income Portfolio	Principal Global Investors, LLC
[1]	On May 1, 2020, SA Federated Corporate Bond Portfolio changed its name to SA Federated Hermes Corporate Bond Portfolio.
[2]	On May 24, 2019, the investment manager changed from OppenheimerFunds, Inc. to Invesco Advisers, Inc.
α	If you purchased your contract prior to May 1, 2007, you may invest directly in the American Funds Insurance Series®. Please see Appendix A for details.
*	Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.
2

3

Glossary

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
Accumulation Phase - The period during which you invest money in your contract.
Accumulation Units - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
Annuitant - The person on whose life we base annuity income payments after you begin the Income Phase.
Annuity Date - The date you select on which annuity income payments begin.
Annuity Units - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.
Beneficiary - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other’s primary Beneficiary.
Company - Refers to American General Life Insurance Company (“AGL”). The term “we,” “us” and “our” are also used to identify the issuing Company.
Continuation Contribution - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.
Continuing Spouse - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.
Feeder Funds - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, and SA American Funds Asset Allocation Variable Portfolios.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Fund-of-Funds - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.
General Account - The Company’s account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.
Good Order - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.
Income Phase - The period upon annuitization during which we make annuity income payments to you.
Insurable Interest - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.
Latest Annuity Date - The first NYSE business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.
Market Close - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.
Master Funds - Funds of the American Funds Insurance Series in which the Feeder Funds invest.
Non-Qualified (contract) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account (“IRA”).
NYSE - New York Stock Exchange.
Owner - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term “you” or “your” are also used to identify the Owner.
Payment Enhancement(s) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.
Polaris Rewards Program - A program that provides a Payment Enhancement in exchange for a surrender charge that declines over 9 years.
Purchase Payments - The money you give us to buy and invest in the contract.
Purchase Payments Limit - $1,500,000.
Qualified (contract) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Trusts - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust and SunAmerica Series Trust.
Underlying Funds - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

4

Highlights

The Polaris PlatinumII Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. You may have elected to participate in the Polaris Rewards Program of the contract that can provide you with Payment Enhancements to invest in your contract. If you elected this program, your contract will be subject to a longer, higher surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.
This variable annuity contract may provide you with Payment Enhancements that are invested in your contract as earnings.
Free Look: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any applicable Payment Enhancement, if you elected Polaris Rewards. The contract value refunded may be more or less than your original Purchase Payments. However, you receive any gain and we bear any loss on any applicable Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any applicable Payment Enhancements. We will return your original Purchase Payments if required by law. Please see PURCHASING A POLARIS PLATINUMII VARIABLE ANNUITY and FREE LOOK in the prospectus.
Expenses: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a penalty-free withdrawal amount each year. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for seven complete years or nine complete years if you elected the Polaris Rewards Program. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. Please see FEE TABLE, PURCHASING A POLARIS PLATINUM II VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT and EXPENSES in the prospectus.
Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59½. As noted above under Expenses, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.
Optional Living Benefits: You may have elected one of the optional Living Benefits that were available under your contract for an additional fee. These Living Benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.
You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.
Death Benefit: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.
Annuity Income Options: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see ANNUITY INCOME OPTIONS in the prospectus.
Inquiries: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.
All material state variations are described in Appendix C – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

5

The Company offers several different variable annuity contracts to meet the diverse needs of our investors. Our contracts may provide different features, benefits, programs and investment options offered at different fees and expenses. We also offer contracts that do not offer the Polaris Rewards program. Electing the Polaris Rewards program does not result in higher separate account charges. However, a contract without the Polaris Rewards program has a shorter and lower surrender charge schedule. When working with your financial representative to determine the best product to meet your needs, you should consider among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your retirement savings goals.
If you would like information regarding how money is shared among our business partners, including broker-dealers through which you may purchase a variable annuity and from certain investment advisors of the Underlying Funds, please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.
6

Fee Table

The following information describes the fees and expenses that you will pay when buying, owning, and surrendering the contract. The Maximum Owner Transaction Expenses describe the fees and expenses that you will pay at the time that you buy or surrender the contract, or transfer contract value between investment options.
Maximum Owner Transaction Expenses
Maximum Withdrawal Charges
(as a percentage of each Purchase Payment)[1]	9%
Transfer Fee
$25 per transfer after the first 15 transfers in any contract year.
Premium Tax[2]	3.5%
The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including Underlying Fund expenses which are outlined in the next section.
Contract Maintenance Fee[3]	$35 per year
Separate Account Charges
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Separate Account Charge[4]	1.52%
Optional EstatePlus Fee[5]	0.25%
Optional Combination HV & Roll-Up Death Benefit Fee	0.50%
Maximum Separate Account Annual Expenses[6]	2.02%
Additional Optional Feature Fees
You may have elected one of the following optional Living Benefits below, each of which are guaranteed minimum withdrawal benefits:
Optional MarketLock Income Plus Fee
(calculated as a percentage of the Income Base)7
Number of Covered Persons	Annualized Fee
For One Covered Person	1.10%
For Two Covered Persons	1.35%
Optional MarketLock For Life Plus Fee
(calculated as a percentage of the Income Base)7
Number of Covered Persons	Annualized Fee
For One Covered Person	0.95%
For Two Covered Persons	1.25%
Optional MarketLock For Life Fee
(calculated as a percentage of the Income Base)8
Number of Covered Persons	Annualized Fee
For One Covered Person	0.70%
For Two Covered Persons	0.95%
Optional MarketLock Fee
(calculated as a percentage of the MAV Benefit Base)9
Annualized Fee
All years in which the feature is in effect	0.65%
Optional MarketLock For Two Fee
(calculated as a percentage of the MAV Benefit Base)9
All years in which the feature is in effect	Annualized Fee
Prior to Any Withdrawal	0.40%
After the First Withdrawal	0.80%
Optional Polaris Income Rewards Fee
(calculated as a percentage of the Withdrawal Benefit Base)10
Contract Year	Annualized Fee
0-7	0.65%
8-10	0.45%
11+	none
Optional Capital Protector Fee
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)11
Contract Year	Annualized Fee
0-7	0.50%
8-10	0.25%
11+	none

Optional Income Protector Fee
(calculated as a percentage of your Income Benefit Base)[12]	0.10%
Total Annual Portfolio Operating Expenses
(as of December 31, 2019)
The following shows the minimum and maximum total operating expenses (including Master Fund expenses, if applicable) charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds’ expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.
Total Annual Portfolio Operating Expenses	Minimum[13]	Maximum[13]
(expenses that are deducted from Underlying Fund assets, including management fees, other expenses and 12b-1 fees, if applicable)	0.21%	1.82%

7

Footnotes to the Fee Table:
1  Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 9 years depending on whether you elected Polaris Rewards, as follows:
Years Since Receipt:	1	2	3	4	5	6	7	8	9	10+
Without Polaris Rewards	7%	6%	5%	4%	3%	2%	1%	0%	0%	0%
With Polaris Rewards	9%	9%	8%	7%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and Appendix C – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.
4  If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS below.
5  EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%. This feature is not available on contracts issued in Washington. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.
6  The Maximum Separate Account Annual Expenses reflect election of the Combination HV & Roll-Up death benefit which has the highest fee of the optional death benefits. This feature is not available on contracts issued in Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect a Living Benefit or the EstatePlus feature.
7  MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. For contracts issued between May 1, 2008 and April 30, 2009, the fee for MarketLock Income Plus is as follows: 0.95% for one covered person and 1.20% for two covered persons. For contracts issued prior to May 1, 2009, the fee for MarketLock For Life Plus +6% Option is as follows: 0.65% for one covered person and 0.90% for two covered persons and the fee for MarketLock For Life Plus +7% Option is as follows: 0.75% for one covered person and 1.00% for two covered persons.
8  MarketLock For Life is an optional guaranteed minimum withdrawal benefit. The annual fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.
9  MarketLock and MarketLock for Two are optional guaranteed minimum withdrawal benefits. The annual fee is calculated as a percentage of the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, please see OPTIONAL LIVING BENEFITS below.
10  Polaris Income Rewards is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the Withdrawal Benefit Base which determines the basis for the guaranteed benefit. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.
11  Capital Protector is an optional guaranteed minimum accumulation benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows: 0.45% for Years 0-7, 0.15% for Years 8-10, no fee for Years 11+. For contracts between September 30, 2002 and February 7, 2003, the fee is as follows: 0.35% for Years 0-7, 0.10% for Years 8-10, no fee for Years 11+. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.
12  Income Protector is an optional guaranteed minimum income benefit. The fee is deducted annually from your contract value. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.
13  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee. If the waiver was reflected in the minimum expense, the expense would be 0.18%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees. The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund, as of its fiscal year ended December 31, 2019. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. If the fee waiver was reflected in the maximum expense, the expense would be 1.12%. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver.
8

Maximum and Minimum Expense Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.
The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.
Maximum Expense Examples
(assuming separate account annual expenses of 1.77%, election of Polaris Rewards, the optional EstatePlus feature, the optional MarketLock Income Plus feature (1.35%) and investment in an Underlying Fund with total expenses of 1.82%)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,399	$2,297	$3,096	$4,992
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$499	$1,497	$2,496	$4,992
Minimum Expense Examples
(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.21%*)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$878	$1,057	$1,262	$2,092
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$178	$557	$962	$2,092

Explanation of Expense Examples
1.	The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2.	In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.
3.	Expense Examples with election of the Polaris Rewards program reflect the Polaris Rewards withdrawal charge schedule, but do not reflect any upfront Payment Enhancement.
4.	If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.
5.	If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see ANNUITY INCOME OPTIONS below.
6.	The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.02% maximum separate account charges because this death benefit cannot be elected with any optional Living Benefit.
7.	* The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.03% fee waiver.

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A – CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.
9

The Polaris PlatinumII
Variable Annuity

You should fully discuss all of the benefits and risks of this variable annuity with your financial representative prior to purchase.
This variable annuity was developed to help you plan for your retirement. It has two phases:
Accumulation Phase: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.
Income Phase: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.
This variable annuity provides insurance features and benefits, which may be valuable to you:
Optional Living Benefit: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.
Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Tax Deferral*: You do not pay taxes on your earnings from the contract until you withdraw them.
*	If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.
The contract is called a “variable” annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:
Variable Portfolios: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.
Fixed Accounts: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.
For more information on available Variable Portfolio and Fixed Account investment options under this contract, please see INVESTMENT OPTIONS.

Purchasing A Polaris PlatinumII
Variable Annuity

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.
Maximum Issue Age
We will not issue a contract to anyone age 86 or older on the contract issue date.
Note: In general, we will not issue a Qualified contract to anyone who is age 72 or older, unless it is shown that the minimum distribution required by the IRS is being made. Please see TAXES.
Joint Ownership
A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.
The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.
We will not issue a Qualified contract with joint owners, in accordance with tax law.
Spouse
Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners (“Domestic Partners”) qualify for treatment as, or are equal to spouses under state law.
Non-Spouse
In certain states, we may issue the contract to non-spousal joint owners. Non-spousal joint Owners and Domestic Partners should consult with their tax adviser and/or financial representative as, they may not be able to fully benefit from certain benefits and features of the contract such as the optional Living Benefit, if applicable, and spousal continuation of the death benefit.
Please see the Appendix C — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a list of states that require that benefits and features be made to domestic or civil union partners.
Non-Natural Ownership
A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.
10

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:
•	Estate planning,
•	Tax consequences, and
•	The propriety of this contract as an investment consistent with a non-natural Owner’s organizational documentation.
For more information on non-natural ownership, please see TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.
Assignment of the Contract/Change of Ownership
You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.
•	Your rights and those of any other person with rights under this contract will be subject to the assignment.
•	We are not responsible for the validity, tax or other legal consequences of any assignment.
•	An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.
We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.
Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax adviser before assigning the contract.
Termination of the Contract for Misstatement and/or Fraud
The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.
If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. Please see Appendix C — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific information.
Allocation of Purchase Payments
In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.
An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.
Minimum Initial and Subsequent Purchase Payments
	Minimum Initial Purchase Payment (1)	Minimum Subsequent Purchase Payment	Minimum Automatic Subsequent Purchase Payment
Qualified(2)	$2,000	$250	$100
Non-Qualified(2)	$5,000	$500	$100
(1)	If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.
(2)	These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. For further explanation, please see TAXES.
Purchase Payment Restrictions
We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.
We will not accept subsequent Purchase Payments on or after the 5th contract anniversary if you have elected an optional Living Benefit feature. If you send a subsequent Purchase Payment after the 5th contract anniversary, the Purchase Payment will not be considered to be received by us and we will return the Purchase Payment. As a result, the Income Base of the Living Benefit may not be increased by adding Purchase Payments. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.
•	For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.
•	Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.
Submission of Purchase Payments
Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.
Regular Mail:
Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:
11

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330
Express Delivery:
Overnight deliveries of Purchase Payments can only be accepted at the following address:
American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
Electronic Transmission:
We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.
Agent of Company:
We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.
You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.
Automatic Payment Plan:
Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments , if you have not elected a Living Benefit feature.
Purchase Payment Pricing Date
We allocate your Purchase Payment as of the date such Purchase Payment is priced.
•	An initial Purchase Payment is received by us in Good Order before Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.
If the Purchase Payment is received in Good Order after Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.
Allocation Instructions
Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. Please see INVESTMENT OPTIONS.
Polaris Rewards Program
If you were age 80 or younger at the time your contract was issued you may have elected to participate in this program at contract issue. We contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elected to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. Please see EXPENSES below. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the program.
Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging. Please see DOLLAR COST AVERAGING PROGRAM below.
Polaris Rewards Enhancement Levels
Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.
12

Upfront Payment Enhancement
An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement Rate. We periodically review and establish the upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement Rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and available Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.
Deferred Payment Enhancement
A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the “deferred Payment Enhancement date”). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement Rate. We periodically review and establish the deferred Payment Enhancement Rates and deferred Payment Enhancement dates. The deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement Rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to a money market or similar portfolio.
If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.
We will not allocate any applicable deferred Payment Enhancement, if any, to your contract if the following circumstances occur prior to the deferred Payment Enhancement date:
•	You surrender your contract;
•	A death benefit is paid on your contract;
•	You switch to the Income Phase of your contract; or
•	You fully withdraw the corresponding Purchase Payment.
90 Day Window
As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued (“Look Back Adjustment”). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to a money market or similar portfolio, for a deferred Look Back Adjustment.
Current Enhancement Levels
The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:
Enhancement Level	Upfront Payment Enhancement Rate	Deferred Payment Enhancement Rate	Deferred Payment Enhancement Date
Under $40,000	2%	0%	N/A
$40,000 – $99,999	4%	0%	N/A
$100,000 – $499,999	4%	1%	Nine years from the date we receive each Purchase Payment.
$500,000 – more	5%	1%	Nine years from the date we receive each Purchase Payment.
The Polaris Rewards program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.
We reserve the right to modify, suspend or terminate the Polaris Rewards program at any time for existing contracts and for subsequent Purchase Payments.
13

Accumulation Units
We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.
The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. Please see ALLOCATION OF PURCHASE PAYMENTS.
The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.
The factor is determined by:
1.	dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.	multiplying it by one minus all applicable daily asset based charges.
We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.
Example (Contracts Without Polaris Rewards):
We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.
We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.
Example (Contracts With Polaris Rewards):
We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 2% of your Purchase Payment, we would add a Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday.
We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.
Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.
Free Look
You may cancel your contract within ten days after receiving it. Your state may require a longer free look period. We call this a “free look.” Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.
If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.
If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in a money market or similar portfolio during the free look period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable free look period.
Exchange Offers
From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
14

Important Information for Military Servicemembers
If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.
•	Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers’ Group Life Insurance program (also referred to as “SGLI”).
More details may be obtained on-line at the following website: www.insurance.va.gov.
•	This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.
•	No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

Investment Options

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:
•	Variable Portfolios
•	Fixed Accounts
•	Dollar Cost Averaging Fixed Account
•	Secure Value Account (optional Living Benefit only)
If you elect an optional Living Benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. Please see Investment and Rebalancing Requirements in the OPTIONAL LIVING BENEFITS section.
Variable Portfolios
The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. All Variable Portfolios may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.
Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:
Asset Allocation	Cash
Bond	Stock
From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio’s prior name.
Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.
You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports.
We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Please consult your financial representative regarding which of these Variable Portfolios are appropriate for your risk tolerance.
You should read the prospectuses for the Trusts carefully for detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors.
Selection of Underlying Funds
The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor’s or subadvisor’s reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.
Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund’s service providers have affiliates that can provide marketing and distribution support for sales of
15

the contract. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.
Fund-of-Funds
Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.
Master-Feeder Funds
Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.
Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors (“Board”) of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.
Volatility Control Funds
Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds’ overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.
These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.
Trusts
We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.
Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.
Unaffiliated Trusts
We offer Underlying Funds of the following unaffiliated Trusts:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Shares
Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”).
Columbia Funds Variable Insurance Trust I and Columbia Funds Variable Series Trust II — Class 1 and 2 Shares
Columbia Management Investment Advisers, LLC is the investment advisor and various managers are the subadvisors to Columbia Funds Variable Insurance Trust I (“CFT I”) and Columbia Funds Variable Series Trust II (“CFT II”).
Franklin Templeton Variable Insurance Products Trust — Class 2 Shares
Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust (“FTVIPT”).
Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund’s investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.
Goldman Sachs Variable Insurance Trust — Class Institutional Shares
Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust (“GST”).
Lord Abbett Series Fund, Inc. — Class VC Shares
Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. (“LASF”).
16

Principal Variable Contracts Funds, Inc. — Class 2 Shares
Principal Global Investors, LLC is the investment advisor to the Principal Variable Contracts Funds, Inc. (“PVCF”).
SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth funds are Strategic Asset Management Portfolios structured as Fund-of-Funds.
Please see the Principal Variable Contracts Funds, Inc. prospectus for details.
Affiliated Trusts
We offer Underlying Funds of the following affiliated Trusts:
SAAMCO MANAGED TRUSTS
We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the “SAAMCo Managed Trusts”) at least in part because they are managed by SunAmerica Asset Management, LLC (“SAAMCo”), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.
Anchor Series Trust — Class 3 Shares
SAAMCo is the investment advisor and Wellington Management Company LLP is the subadvisor to Anchor Series Trust (“AST”).
Seasons Series Trust — Class 3 Shares
The Real Return Portfolio listed below is part of the Seasons Series Trust (“SST”).
SunAmerica Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust (“SAST”).
SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.
SAST Master-Feeder Funds
Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.
All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series (“AFIS”), which invests directly in individual securities.
If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for more discussion of the Master-Feeder structure.
SA VCP Dynamic Allocation Portfolio and SA
VCP Dynamic Strategy Portfolio
SAST also offers the SA VCP Dynamic Allocation Portfolio (the “Dynamic Allocation Portfolio”) and the SA VCP Dynamic Strategy Portfolio (“Dynamic Strategy Portfolio”). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the “Subadvisor”) of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.
The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.
If you purchased your contract prior to May 1, 2007, please see below for information regarding the American Funds Insurance Series.
(Please see next page for full list of investment options)
17

All of the Underlying Funds listed below may not be available to you for investment.
ASSET ALLOCATION
Underlying Funds:	Managed by:	Trust
Franklin Allocation VIP Fund	Franklin Templeton Services, LLC	FTVIPT
Franklin Income VIP Fund	Franklin Advisers, Inc.	FTVIPT
SA American Funds Asset Allocation Portfolio	Capital Research and Management Company	SAST
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA MFS Total Return Portfolio*	Massachusetts Financial Services Company	SAST
SAM Balanced Portfolio	Principal Global Investors, LLC	PVCF
SAM Conservative Growth Portfolio	Principal Global Investors, LLC	PVCF
BOND
Underlying Funds:	Managed by:	Trust
SA DFA Ultra Short Bond Portfolio	Dimensional Fund Advisors LP	SAST
SA Federated Hermes Corporate Bond Portfolio	Federated Investment Management Company	SAST
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International	SAST
SA JPMorgan MFS Core Bond Portfolio	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	SAST
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC	SAST
SA Wellington Government and Quality Bond Portfolio	Wellington Management Company LLP	AST
SA Wellington Real Return Portfolio	Wellington Management Company LLP	SST
STOCK
Underlying Funds:	Managed by:	Trust
Invesco V.I. American Franchise Fund*	Invesco Advisers, Inc.	AVIF
Invesco V.I. Comstock Fund*	Invesco Advisers, Inc.	AVIF
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.	AVIF
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC	LASF
SA AB Growth Portfolio	AllianceBernstein L.P.	SAST
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.	SAST
SA American Funds Global Growth Portfolio	Capital Research and Management Company	SAST
SA American Funds Growth-Income Portfolio	Capital Research and Management Company	SAST
SA American Funds Growth Portfolio	Capital Research and Management Company	SAST
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC	SAST
SA Dogs of Wall Street Portfolio*	SunAmerica Asset Management, LLC	SAST
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC	SAST
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC	SAST
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.	SAST
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC	SAST
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC	SAST
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company	SAST
SA MFS Massachusetts Investors Trust Portfolio*	Massachusetts Financial Services Company	SAST
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.	SAST
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.	SAST
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC	SAST
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC	SAST
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP	AST
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated	SAST
SAM Strategic Growth Portfolio	Principal Global Investors, LLC	PVCF
VOLATILITY CONTROL FUNDS
Underlying Funds:	Managed by:	Trust
SA VCP Dynamic Allocation Portfolio	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
SA VCP Dynamic Strategy Portfolio	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
18

* SA Dogs of Wall Street Portfolio is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust Portfolio is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return Portfolio is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.
You may also invest in these Underlying Funds if you purchased your contract through Banc of America Investment Services, Inc.:
Underlying Funds	Managed by:	Trust	Asset Class
Columbia VP-Dividend Opportunity Fund	Columbia Management Investment Advisers, LLC	CFT II	BOND
Columbia VP-Income Opportunities Fund	Columbia Management Investment Advisers, LLC	CFT II	STOCK
Columbia VP-Large Cap Growth Fund	Columbia Management Investment Advisers, LLC	CFT I	STOCK
Columbia VP-Mid Cap Growth Fund	Columbia Management Investment Advisers, LLC	CFT I	STOCK
Columbia VP-Overseas Core Fund	Columbia Management Investment Advisers, LLC	CFT I	STOCK
Columbia VP-Small Company Growth Fund	Columbia Management Investment Advisers, LLC	CFT I	STOCK
Goldman Sachs VIT Government Money Market Fund	Goldman Sachs Asset Management, L.P.	GST	CASH
VP-Loomis Sayles Growth Fund	Loomis, Sayles & Company, L.P.	CFT I	STOCK
You may also invest in these Underlying Funds if you purchased your contract through M&T Securities, Inc.:
Underlying Funds	Managed by:	Trust	Asset Class
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC	AST	ASSET ALLOCATION
You may also invest in these Underlying Funds if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.):
Underlying Funds	Managed by:	Trust	Asset Class
Equity Income Account Portfolio	Principal Global Investors, LLC	PVCF	STOCK
SAM Conservative Balanced Portfolio	Principal Global Investors, LLC	PVCF	ASSET ALLOCATION
SAM Flexible Income Portfolio	Principal Global Investors, LLC	PVCF	ASSET ALLOCATION
If you purchased your contract prior to May 1, 2007, you may invest in the American Funds Insurance Series (“AFIS”) directly. The discussion in the prospectus pertaining to the American Funds SAST Portfolios and the Master-Feeder arrangement does not apply to your contract. The following information applies to your contract:
American Funds Insurance Series — Class 2 Shares
Capital Research and Management Company is the investment adviser to the American Funds Insurance Series (“AFIS”). There is an annualized 0.25% fee applicable to Class 2 shares of AFIS.
Underlying Funds	Managed by:	Trust	Asset Class
American Funds Global Growth	Capital Research and Management Company	AFIS	STOCK
American Funds Growth-Income	Capital Research and Management Company	AFIS	STOCK
American Funds Growth	Capital Research and Management Company	AFIS	STOCK
You should read the prospectuses for the Trusts carefully. These prospectuses contain detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors. You may obtain a copy of these prospectuses for the Trusts by calling our Annuity Service Center at (800) 445-7862 or by visiting our website at aig.onlineprospectus.net/AIG/ProductDocuments. You may also obtain information about the Underlying Funds (including a copy of the Statement of Additional Information) by accessing the U.S. Securities and Exchange Commission’s website at www.sec.gov.
19

Effective February 6, 2017, the Polaris Portfolio Allocator Program is no longer offered. If you are currently invested in a Polaris Portfolio Allocator Model, please see Appendix F – POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.
Substitution, Addition or Deletion of Variable Portfolios
We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Fixed Accounts
Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.
Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. Please see GENERAL ACCOUNT below.
Minimum Guaranteed Interest Rate
We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.
Interest Rate Categories
There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:
•	Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.
•	Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.
•	Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.
Transfers/Withdrawals from Fixed Accounts
There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. We do not contact you. If you do not contact us, your money will remain in the same Fixed Account where it will earn interest at the renewal rate then in effect for that Fixed Account.
We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.
Check with your financial representative about the current availability of this service.
Fixed Account Restrictions
At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right
20

to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.
Dollar Cost Averaging Fixed Accounts
Purchase Payments
You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging (“DCA”) Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:
DCA Fixed Account	Minimum Purchase Payment
6-Month	$600
12-Month	$1,200
2-Year	$2,400
•	The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as “source” accounts exclusively to facilitate the DCA Program for a specified time period.
•	You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. Please see DOLLAR COST AVERAGING PROGRAM below for more information.
•	Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.
Purchase Payments may not be invested in DCA Fixed Accounts if you elect the Polaris Rewards program.
DCA Interest Rate Crediting
DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account (“source account”) to any available investment options (“target account”).
The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:
Month	Accumulation Unit Value	Units Purchased
1	$7.50	100
2	$5.00	150
3	$10.00	75
4	$7.50	100
5	$5.00	150
6	$7.50	100
You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•	Fixed Accounts are not available as target accounts for the DCA Program.
•	Transfers occur on a monthly periodic schedule.
•	The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.
•	Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.
Allocation of Subsequent Purchase Payments to DCA Program
If you have not elected an optional Living Benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account
21

serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). Please see DOLLAR COST AVERAGING FIXED ACCOUNTS above for more information.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.
Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.
Automatic Asset Rebalancing Program
Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.
Under the Automatic Asset Rebalancing Program:
•	You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.
•	At your request, rebalancing occurs on a quarterly, semiannual or annual basis.
•	Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.
Changes to Rebalancing Instructions
If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided (“Default Rebalancing Instructions”). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.
Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.
Mandatory Rebalancing with Election of a Living Benefit
If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. Please see OPTIONAL LIVING BENEFITS below.
Automatic asset rebalancing will continue if it is a requirement of an optional Living Benefit that remains in effect pursuant to your Spousal Beneficiary’s election of Spousal Continuation.
We reserve the right to modify, suspend or terminate the Automatic Asset Rebalancing Program at any time and we will notify you 30 days prior to exercising that right. In the event of modification, we will administer the program according to the parameters of the modification. In the event of suspension or termination of the program, we will no longer administer the program and your investments will no longer be rebalanced.
Return Plus Program
The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.
Example of Return Plus Program:
Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.
We reserve the right to modify, suspend or terminate the Return Plus program at any time.
Transfers During the Accumulation Phase
Subject to the Company’s rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.
22

•	Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.
•	You must transfer at least $100 per transfer.
•	If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.
Submitting Transfer Instructions
Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. Please see SHORT-TERM TRADING POLICIES below for more information.
Telephone:
(800) 445-7862
Internet:
www.aig.com/annuities
United States Postal Service (first-class mail):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Facsimile:
(818) 615-1543
Telephone/Internet Authorization
We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.
If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.
Transfer Fees
There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.
Please see Appendix C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific fees.
Accepting Transfer Requests
We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer’s, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.
We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension.
Pricing Transfer Requests
Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
Short-Term Trading Policies
This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product (“Short-Term Trading”) and we discourage Short-Term Trading as more fully described below.
Risks of Short-Term Trading
Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as “arbitrage”; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.
We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.
Standard U.S. Mail Policy
Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period (“12-Month Rolling Period”) triggers the Standard U.S. Mail Policy.
23

Transfer Requests under the U.S. Mail Policy
•	While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.
•	Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.
•	All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.
•	Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.
•	We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. See Omnibus Group Contracts below for more information.
Example
For example, if you made a transfer on August 19, 2020 and within the previous twelve months (from August 20, 2019 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2020 must be submitted by U.S. Mail (from August 20, 2020 through August 20, 2021).
Accelerated U.S. Mail Policy
We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.
Additional Short-Term Trading Restrictions
To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:
1.	impose further limits on the size, manner, number and/or frequency of transfers you can make;
2.	impose minimum holding periods;
3.	reject any Purchase Payment or transfer request;
4.	terminate your transfer privileges; and/or
5.	request that you surrender your contract.
We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.
Enforcement Determination Factors
Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:
•	the number of transfers made in a defined period;
•	the dollar amount of the transfer;
•	the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;
•	the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;
•	whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;
•	the history of transfer activity in the contract or in other contracts we may offer; and/or
•	other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.
Applicability to Third Party Trading Services
The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.
Deterrence Limitations
Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable
24

to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.
Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.
You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.
Omnibus Group Contracts
Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.
We reserve the right to modify the policies and procedures described in the TRANSFERS DURING THE ACCUMULATION PHASE section at any time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.
Underlying Funds’ Short-Term Trading Policies
Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.
•	We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund’s Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.
•	We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.
We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.
Processing Omnibus Orders
Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund’s policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.
Required Information Sharing
Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.
Transfers During the Income Phase
During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.
You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.
Voting Rights
The Company is the legal owner of the Trusts’ shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

Access to your Money

You can access money in your contract in one of the following ways:
•	Partial Withdrawal,
•	Systematic Withdrawal,
•	Total Withdrawal (also known as surrender), or
•	Annuity Income Payment (during Income Phase).
Withdrawals made prior to age 59½ may result in a 10% IRS penalty tax. Due to the passage of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the 10% IRS penalty tax for withdrawals made prior to age 59½ will be
25

waived for qualifying coronavirus related distributions taken from a Qualified plan or IRA from January 1, 2020 through December 31, 2020. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. Please see TAXES.
Minimum Withdrawal Amount and Minimum Contract Value
	Minimum Withdrawal Amount	Minimum Contract Value(1)
Partial Withdrawal	$1,000	$500(2)
Systematic Withdrawal	$100	$500(2)
(1)	The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.
(2)	The total contract value must be at least $500 after a withdrawal.
Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
Penalty-Free Withdrawal Amount
Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.
To determine your penalty-free withdrawal amount and your withdrawal charge, we refer to two special terms: “penalty-free earnings” and “total invested amount.”
Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:
•	Penalty-free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and
•	Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.
If you elected an optional Living Benefit that offers Maximum Annual Withdrawal Amounts, below describes your annual penalty-free withdrawal amount:
During the first contract year, your maximum annual penalty-free withdrawal amount is the greatest of:
(1)	Your penalty-free earnings; or
(2)	If you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or
(3)	the Maximum Annual Withdrawal Amount allowed under the Living Benefit you elected.
After the first contract year, your maximum annual penalty-free withdrawal amount is the greatest of:
(1)	your penalty-free earnings; or
(2)	10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or
(3)	the Maximum Annual Withdrawal amount allowed under the Living Benefit you elected.
If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.
If you do not elect an optional Living Benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your annual penalty-free withdrawal amount.
During the first contract year, your maximum annual penalty-free withdrawal amount is the greater of:
(1)	your penalty-free earnings; or
(2)	if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount
After the first contract year, your maximum annual penalty-free withdrawal amount is the greater of:
(1)	your penalty-free earnings; or
(2)	10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge
If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.
If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.
Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we
26

will proportionally reduce the amount of any corresponding Deferred Payment Enhancement. Please see POLARIS REWARDS PROGRAM above.
Penalty-Free Withdrawal Amount and the Living Benefit
If you elect a Living Benefit and if you withdraw an amount that is under the 10% penalty-free withdrawal amount as described above, but exceed the Maximum Annual Withdrawal Amount, it will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments under the Living Benefit even though you are not assessed a withdrawal charge. Please see OPTIONAL LIVING BENEFITS below.
For example, if you elected a Living Benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the Living Benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.
Assessment of Withdrawal Charges
We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.
The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. Please see WITHDRAWAL CHARGES and EXPENSES.
When you make a partial withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charges or higher withdrawal charges.
If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. If you fully surrender your contract, withdrawal charges will be assessed against the amount of Purchase Payments subject to withdrawal charges.
This means that, if you surrender your contract while withdrawal charges still apply, any prior penalty-free withdrawal amounts taken in the current contract year are not subtracted from the total Purchase Payments still subject to withdrawal charges. Please see EXPENSES.
Calculating Withdrawal Charges
For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.
Example:
For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:
A–(B × C)=D, where:
A=	Your contract value at the time of your request for withdrawal ($90,000)
B=	The amount of your Purchase Payments still subject to withdrawal charge ($100,000)
C=	The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 5% is the applicable percentage) [B × C=$5,000]
D=	Your full contract value ($85,000) available for total withdrawal
Required Minimum Distributions
If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. Please see TAXES for details regarding required minimum distributions.
Annuity Income Payments
Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. Please see ANNUITY INCOME OPTIONS.
Processing Withdrawal Requests
A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7
27

days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.
Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.
We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.
Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
Partial, Systematic, and Required Minimum Distributions
Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.
If you surrender your contract, we may deduct any premium taxes, if applicable. Please see EXPENSES.
Optional Living Benefit Withdrawals
Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.
Total Withdrawals
We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.
Systematic Withdrawal Program
During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.
Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty-free withdrawal amount permitted each year.
If you elect a Living Benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate Living Benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a Living Benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. If you must take Required Minimum Distributions (RMDs) from this contract and want to ensure that these withdrawals will not permanently reduce future guaranteed withdrawal amounts, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount under the Living Benefit or the RMD amount as calculated by our Annuity Service Center.
Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.
We reserve the right to modify, suspend or terminate the Systematic Withdrawal Program at any time and we will notify you prior to exercising that right.
Nursing Home Waiver
If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.
•	You cannot use this waiver during the first 90 days after your contract is issued.
•	The confinement period for which you seek the waiver must begin after you purchase your contract.
•	We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.
28

In order to use this waiver, you must submit the following documents to the Annuity Service Center:
1)	a doctor’s note recommending admittance to a nursing home;
2)	an admittance form which shows the type of facility you entered; and
3)	the bill from the nursing home which shows that you met the 60 day confinement requirement.

Optional Living Benefits

None of the living benefits described below are available for election.
Effective January 15, 2016, if you have elected a Living Benefit feature, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date. If you elected a Living Benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.
MarketLock Income Plus and MarketLock For Life Plus
The MarketLock Income Plus Living Benefit may vary depending on when you purchased your contract, please see details below. The MarketLock For Life Plus Living Benefit may vary depending on the option you elected when you purchased your contract, please see details below.
MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract’s performance, your withdrawal activity and your longevity.
MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as “Bonus”).
These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA’s or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract’s first five years are included in the Income Base (previously referred to as “Benefit Base”).
Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the penalty-free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.
In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59½ at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.
These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.
You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have chosen to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.
If you elect one Covered Person(1):
	Covered Person
	Minimum Age	Maximum Age(2)
One Owner	45	80
Joint Owners (based on the age of the older Owner)	45	80
29

If you elect two Covered Persons(1):
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age(2)	Minimum Age	Maximum Age(2)
Non-Qualified: Joint Owners	45	80	45	85
Non-Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(3)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(3)
(1) If you elected MarketLock For Life Plus +6% Option and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age 75. References to age 85 remain unchanged.
(2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.
(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
How do MarketLock Income Plus and MarketLock For Life Plus work?
MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1, 2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.
You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period?” below.
Is there an additional guarantee if I delay taking withdrawals?
Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.
If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year’s Eligible Purchase Payments (“Minimum Income Base”).
You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.
If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year’s Eligible Purchase Payments (Minimum Income Base”). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.
What determines the maximum amount of withdrawals I can withdraw each year?
The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.
One Covered Person — MarketLock Income Plus
(contracts issued on or after 5/1/09)
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:
Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
Prior to 65th birthday	4% of Income Base
On or after 65th birthday	5% of Income Base
Two Covered Persons — MarketLock Income Plus
(contracts issued on or after 5/1/09)
If the feature is elected to cover two lives, the following is applicable:
Age of the Younger Covered Person or Surviving Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
Prior to 65th birthday	4% of Income Base
On or after 65th birthday	4.75% of Income Base
One Covered Person — MarketLock For Life Plus
(contracts issued on or after 5/1/09)
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:
Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 65th birthday	4% of Income Base
At least age 65 but prior to 76th birthday	5% of Income Base
On or after 76th birthday	6% of Income Base
30

Two Covered Persons — MarketLock For Life Plus
(contracts issued on or after 5/1/09)
If the feature is elected to cover two lives, the following is applicable:
Age of the Younger Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 65th birthday	4% of Income Base
At least age 65 but prior to 76th birthday	4.75% of Income Base
On or after 76th birthday	5.75% of Income Base
One or Two Covered Persons — MarketLock Income Plus (contracts issued between 5/1/08 and 4/30/09)
*	If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

Age of the Covered Person at Time of First Withdrawal*	Maximum Annual Withdrawal Percentage
Prior to 62nd birthday	4% of Income Base
On or after 62nd birthday	5% of Income Base
One or Two Covered Persons — MarketLock For Life Plus (contracts issued between 7/30/07 and 4/30/08)
*	If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

Age of the Covered Person at Time of First Withdrawal*	Maximum Annual Withdrawal Percentage
Prior to the 60th birthday	4% of Income Base
At least age 60 but prior to the 76th birthday	5% of Income Base
On or after the 76th birthday	6% of Income Base
One or Two Covered Persons — MarketLock For Life Plus (contracts issued prior to 7/30/07)
*	If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

Age of the Covered Person at Time of First Withdrawal*	Maximum Annual Withdrawal Percentage
Prior to the 65th birthday	4% of Income Base
At least age 65 but prior to the 76th birthday	5% of Income Base
On or after the 76th birthday	6% of Income Base
As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an
Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see “What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?” below.
Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?
Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below.
MarketLock Income Plus (contracts issued between 5/1/08 and 4/30/09) and MarketLock For Life Plus +7% Option
1.	Invest 100% in either the SA DFA Ultra Short Bond Portfolio or the Goldman Sachs VIT Government Money Market Fund (available for contracts purchased through Banc of America Investment Services, Inc only); or
2.	Invest 100% in either Allocation 1, 2 or 3; or
3.	Invest 100% in one or a combination of the following Asset Allocation Variable Portfolios: Franklin Allocation VIP Fund, Franklin Income VIP Fund, SA American Funds Asset Allocation, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced, SA MFS Total Return, SA VCP Dynamic Allocation, and SA VCP Dynamic Strategy
MarketLock Income Plus (contracts issued on or after 5/1/09), MarketLock For Life Plus (contracts issued on or after 5/1/09) and MarketLock For Life Plus +6% Option (contracts issued prior to 5/1/09)
1.	Invest 100% in either the SA DFA Ultra Short Bond Portfolio or the Goldman Sachs VIT Government Money Market Fund (available for contracts purchased through Banc of America Investment Services, Inc only); or
2.	Invest 100% in either Allocation 1, 2 or 3; or
31

3.	Invest 100% in one or a combination of the following Asset Allocation Variable Portfolios: Franklin Income VIP Fund, Franklin Allocation VIP Fund (MarketLock For Life Plus +6% Option for contracts issued prior to 5/1/09 only), SA American Funds Asset Allocation, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced, SA MFS Total Return, SA VCP Dynamic Allocation, and SA VCP Dynamic Strategy; or
4.	Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20%* Maximum 100% *(30%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)	Goldman Sachs VIT Government Money Market Fund+
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts+++
6-Month DCA
1-Year DCA
2-Year DCA (if available)
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 80%** **(70%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)	Columbia VP-Dividend Opportunity Fund+
Columbia VP-Income Opportunities Fund+
Columbia VP-Mid Cap Growth Fund+
Columbia VP-Overseas Core Equity Fund+
Equity Income Account++
Franklin Allocation VIP Fund
Franklin Income VIP Funds
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Fund Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity -Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High Yield Bond
SA Putman International Growth and Income
SA Templeton Foreign Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced
SAM Conservative Balanced++
SAM Conservative Growth
SAM Flexible Income++
SAM Strategic Growth
VP-Loomis Sayles Growth Fund+
32

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 20%*** ***(10%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)	Columbia VP-Large Cap Growth Fund+
Columbia VP-Small Company Growth Fund+
SA Fidelity Institutional AM Real® Estate
SA Franklin Small Company Value Technology
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
+	Only available if you purchased your contract through Banc of America Investment Services, Inc.
++	Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)
+++	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.
Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract’s allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:
•	any transfer or reallocation you initiate; or
•	any withdrawal you initiate.
Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer and/or 1-year Fixed Account, if available (“Default Rebalancing Instructions”). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations promptly.
How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?
First, we determine the Eligible Purchase Payments, which include:
1.	100% of Purchase Payments received during the first contract year; and
2.	Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.
Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered Ineligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year if you elected the Living Benefit. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and/or spousal continuation contribution, if any; however, Payment Enhancements, if applicable, and/or spousal continuation contribution, if any are included in the calculation of Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.
Second, we consider the Income Credit Period and the Income Base Evaluation Period. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). Please see “Can I extend the Income Base Evaluation Period and Income Credit Period?” below.
Third, we determine the Anniversary Value which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.
Fourth, we determine the Income Base which initially is equal to the first Eligible Purchase Payment. If the feature
33

is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see “How can the Income Base and Income Credit Base be in increased?”and “What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?” below.
Fifth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. Please see “How can the Income Base and Income Credit Base be increased?” below.
Sixth, we determine the Income Credit which varies by feature as outlined in the table below and is an amount equal to a percentage (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.
Feature	Income Credit Percentage
MarketLock Income Plus (contracts issued on or after 5/1/09)	6% (reduced for withdrawals up to the Maximum Annual Withdrawal Amount)
MarketLock Income Plus (contracts issued between 5/1/08 and 4/30/09)	7% (reduced for withdrawals up to the Maximum Annual Withdrawal Amount)
MarketLock For Life Plus (contracts issued on or after 5/1/09)	6% (0% in years withdrawals are taken)
MarketLock For Life Plus +7% Option	7% (0% in years withdrawals are taken)
MarketLock For Life +6% Option	6% (0% in years withdrawals are taken)
Seventh, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal
Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.
Finally, we determine the Excess Withdrawals which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.
How can the Income Base and Income Credit Base be increased?
On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.
Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:
(a)	is the cumulative Eligible Purchase Payments; and
(b)	is the current Income Base, increased by the Income Credit, if any; and
(c)	is all previous Anniversary Values during any Income Base Evaluation Period.
On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:
(a)	the Income Base calculated based on the maximum Anniversary Value; and
(b)	the current Income Base plus the Income Credit.
If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.
Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value is higher on days other than the Benefit Year anniversaries.
The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. During the Income Credit Period, the Income Credit Base also increases when the Income Base is increased as a result of a maximum
34

Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.
The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.
If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary provided no withdrawals are taken prior to that anniversary. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:
(a)	is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and
(b)	is the Minimum Income Base.
If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:
(a)	is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and
(b)	is the current Income Base plus the Income Credit, if applicable; and
(c)	is the Minimum Income Base.
On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:
(a)	is the Income Base calculated based on the maximum Anniversary Value; and
(b)	is the current Income Credit Base; and
(c)	is the Minimum Income Base.
How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?
Increases in the Income Base
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.
Decreases in the Income Base
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?” below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.
What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?
The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary (10th Benefit Year anniversary if you elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009), your Income Base, and if applicable, the Income Credit Base, is not eligible to be increased to the Minimum Income Base.
You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.
35

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you have elected MarketLock For Life Plus and you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.
The impact of withdrawals and the effect on certain components of MarketLock Income Plus and MarketLock For Life Plus are further explained below:
Income Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under “How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?”). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the penalty-free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.
What are the fees for MarketLock Income Plus and MarketLock For Life Plus?
The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:
Feature	Number of Covered Persons	Annualized Fee
MarketLock Income Plus (contracts issued on or after 5/1/09)	One Two	1.10% 1.35%
MarketLock Income Plus (contracts issued between 5/1/08 and 4/30/09)	One Two	0.95% 1.20%
MarketLock For Life Plus (contracts issued on or after 5/1/09)	One Two	0.95% 1.25%
MarketLock For Life Plus 7% Option	One Two	0.75% 1.00%
MarketLock For Life Plus 6% Option	One Two	0.65% 0.90%
The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.
For contracts issued in New York, Oregon, Texas and Washington, the entire fee will be deducted from the portion of your contract value allocated to the Variable Portfolios.
An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.
If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.
Can I extend the Income Base Evaluation Period and Income Credit Period?
MarketLock Income Plus
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or
36

younger of two Covered Persons is 85 or younger at the time of extension (“First Extension and Second Extension”).
After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods (“Subsequent Extensions”).
If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years (“Reduced Evaluation Period”).
Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. In order to extend the evaluation period, you must contact us no later than 30 days after the end of the current evaluation period.
The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.
If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or after May 1, 2009), your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.
MarketLock For Life Plus
Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.
If your contract was issued between May 1, 2008 and April 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.
Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.
The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.
If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.
If your contract was issued on or after May 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension (“First Extension”).
After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods (“Subsequent Extensions”).
If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring
37

prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years (“Reduced Evaluation Period”).
Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. In order to extend the evaluation period, you must contact us no later than 30 days after the end of the current evaluation period.
The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.
If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.
Please see ADDITIONAL INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS and MARKETLOCK FOR LIFE below for more information regarding these Living Benefits.
Marketlock For Life
When and how may I elect MarketLock For Life?
You may elect MarketLock For Life at the time of contract issue (the “Effective Date”). You cannot elect this feature if you elect any other optional Living Benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life as the “Covered Person(s).” There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.
If you elect one Covered Person:
	Covered Person
	Minimum Age	Maximum Age(1)
One Owner	45	80
Joint Owners (based on the age of the older Owner)	45	80
If you elect two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age(1)	Minimum Age	Maximum Age(1)
Non-Qualified: Joint Owners	45	80	45	85
Non-Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.
(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
How does MarketLock For Life work?
MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.
You may elect to extend the Income Base Evaluation Period for additional periods. Please see “Can I extend the Income Base Evaluation Period beyond 5 years?” below.
What determines the amount I can receive each year?
The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.
38

One Covered Person
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:
Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 65th birthday	4% of Income Base
At least age 65 but prior to 76th birthday	5% of Income Base
On or after 76th birthday	6% of Income Base
Two Covered Persons
If the feature is elected to cover two lives, the following is applicable:
Age of the Younger Covered Person or Surviving Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 65th birthday	4% of Income Base
At least age 65 but prior to 76th birthday	4.75% of Income Base
On or after 76th birthday	5.75% of Income Base
As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see “What are the effects of withdrawals on MarketLock For Life?” below.
Are there investment requirements if I elect MarketLock For Life?
As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.
Investment Requirements
You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:
1.	100% in either the SA DFA Ultra Short Bond Portfolio or Goldman Sachs VIT Government Money Market Fund (available for contracts purchased though Banc of America Investment Services, Inc.); or
2.	100% in either Allocation Model 1, 2 or 3; or
3.	100% in one or a combination of the following Asset Allocation Variable Portfolios:
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy; or
4.	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Account	Minimum 30% Maximum 100%	Goldman Sachs VIT Government Money Market Fund+
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return

DCA Fixed Accounts++
6-Month DCA
1-Year DCA
2-Year DCA

Fixed Accounts
1-Year Fixed (if available)
39

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 70%	Columbia VP-Dividend Opportunity Fund+
Columbia VP-Income Opportunities Fund+
Columbia VP-Mid Cap Growth Fund+
Columbia VP-Overseas Core+
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value Strategic Growth
SA American Fund Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity -Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High Yield Bond
SA Putman International Growth and Income
SA Templeton Foreign Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced
SAM Conservative Growth
VP-Loomis Sayles Growth Fund+
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 10%	Columbia VP-Large Cap Growth Fund+
Columbia VP-Small Company Growth Fund+
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
+	Only available if you purchased your contract through Banc of America Investment Services, Inc.
++	You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.
We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer (“Default Rebalancing Instructions”). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
40

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We may revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations.
How are the components for MarketLock for Life calculated?
First, we determine the Eligible Purchase Payments, which include:
1.	100% of Purchase Payments received during the first contract year; and
2.	Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.
Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered Ineligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year if you elected the Living Benefit. The calculation of Eligible Purchase Payments does not include any Payment Enhancements, if applicable, and spousal continuation contribution, if any; however, Payment Enhancements, if applicable, and continuation contribution, if any are included in the calculation of Anniversary Value, as defined below. Please see SPOUSAL CONTINUATION below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.
Second, we consider the Income Base Evaluation Period. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see “Can I extend the Income Base Evaluation Period beyond 5 years?” below.
Third, we determine the Anniversary Value which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.
Fourth, we determine the Income Base which initially is equal to the first Eligible Purchase Payment. Each year following the Effective Date is a Benefit Year. Only on each Benefit Year anniversary do we determine if the Income Base should be increased based on cumulative Eligible Purchase Payments or the highest Anniversary Value. The calculation and components of this determination are detailed below.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.
Finally, we determine the Excess Withdrawals which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.
How can the Income Base be increased?
On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value.
Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:
(a)	is the cumulative Eligible Purchase Payments; and
(b)	is the current Income Base; and
(c)	is all previous Anniversary Values during any Income Base Evaluation Period.
Increases to your Income Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. Your Income Base will not increase even if your contract value is higher on days other than the Benefit Year anniversaries.
What is the fee for MarketLock For Life?
The fee for MarketLock For Life depends on whether you elect to cover one life or two lives. The fee is as follows:
All years in which the feature is in effect	Annualized Fee
For One Covered Person	0.70% of Income Base
For Two Covered Persons	0.95% of Income Base
41

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.
An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.
If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the prior fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.
What are the effects of withdrawals on MarketLock For Life?
The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.
Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.
The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:
Income Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.
For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under “How are the components for MarketLock For Life calculated?”).
If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the penalty-free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
Can I extend the Income Base Evaluation Period beyond 5 years?
After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension (“First Extension”).
After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods (“Subsequent Extensions”).
If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years (“Reduced Evaluation Period”).
Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method
42

acceptable to us. In order to extend the evaluation period, you must contact us no later than 30 days after the end of the current evaluation period.
The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.
If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.
Please see ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS and MARKETLOCK FOR LIFE below for more information these Living Benefits.

Additional important information ABOUT MARKETLOCK INCOME PLUS,
MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE

The following provides additional information applicable to these optional living benefits (“Living Benefit(s)”).
What happens if the contract value is reduced to zero?
All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.
However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.
If the contract value is reduced to zero, the contract’s other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available.
Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.
When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following options for payment:
1.	The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any payment option mutually agreeable between you and us.
If you do not select a payment option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).
Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.
What happens to my Living Benefit upon a spousal continuation?
If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:
1.	Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or
2.	Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the Living Benefit and its corresponding fee.
The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.
43

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.
If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. “Is there an additional guarantee if I delay taking withdrawals?”
If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. Please see “Is there an additional guarantee if I delay taking withdrawals?”
For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period?” above.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.
What happens to my Living Benefit upon the Latest Annuity Date?
If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:
1.	Annuitize the contract value under the contract’s annuity provisions; or
2.	Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
3.	Any payment option mutually agreeable between you and us.
If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.
Can I elect to cancel my Living Benefit?
The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.
Are there circumstances under which my Living Benefit will automatically terminate?
The Living Benefit automatically terminates upon the occurrence of one of the following:
1.	Annuitization of the contract; or
2.	Termination or surrender of the contract; or
3.	A death benefit is paid and the contract is terminated; or
4.	Excess Withdrawals reduce the contract value to zero; or
5.	Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
6.	A change that removes all Covered Persons from the contract except as noted below and under “Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?”
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non- natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living
44

Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?
Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:
1.	One of the two Covered Persons is removed from the contract, due to reasons other than death; or
2.	The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.
Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under “Can I elect to cancel my Living Benefit feature?” above.
We also reserve the right to modify the Living Benefits at the time of extension for existing contracts as indicated above.
MarketLock and MarketLock For Two
MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA’s or tax-qualified plans.
Withdrawals under the features are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, penalty-free withdrawal amounts and all other benefits, features and conditions of your contract.
Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59½ at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.
MarketLock
For contracts issued prior to May 1, 2006, MarketLock guarantees the Maximum Anniversary Value (MAV) can be taken during the first 10 years of the contract through a series of withdrawals. In addition, for contracts issued on or after May 1, 2006, if the owner begins withdrawals after age 65, the withdrawal amount is guaranteed to last for life.
MarketLock Summary Table:
Time of First Withdrawal	Maximum Annual Withdrawal Percentage* prior to any Extension	Initial Minimum Withdrawal Period prior to any Extension	Maximum Annual Withdrawal Percentage if Extension is Elected
Before 5th Benefit Year anniversary	5%	20 years	5%
On or after 5th Benefit Year anniversary	7%	14.28 years	7%
On or after 10th Benefit Year anniversary	10%	10 years	7%
On or after 20th Benefit Year anniversary	10%	10 years	10%
On or after the older contract owner’s 65th birthday**	5%	Life of the older contract owner	5%
*	For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions (“RMD”) from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see “How are the components for MarketLock and MarketLock For Two calculated?” below.
**	For contracts issued on or after May 1, 2006, lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.
45

MarketLock For Two Summary Table:
Age of the Younger Spouse at Time of First Withdrawal	Maximum Annual Withdrawal Percentage*
At least age 55 but prior to 63rd birthday	4%
At least age 63 but prior to 76th birthday	5%
On or after 76th birthday	6%
*	If you are taking required minimum distributions (“RMD”) from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts other than this contract will not be considered a RMD from this contract. Please see “What are the effects of withdrawals on MarketLock and MarketLock For Two?” below.
How are the components for MarketLock and MarketLock For Two calculated?
First, we determine the Eligible Purchase Payments, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered Ineligible Purchase Payments. We will not accept subsequent Purchase Payments after the 2nd contract year if you elected the Living Benefit. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contribution, if any; however, Payment Enhancements and/or spousal continuation contribution, if any; are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.
Second, we consider the MAV Evaluation Period, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.
Third, we determine the Anniversary Value which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.
Fourth, we determine the MAV Benefit Base. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year’s Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage differs by feature as follows:
MarketLock: The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal. Or, for contracts issued on or after May 1, 2006, the Maximum Annual Withdrawal Percentage is determined based on whether you are taking lifetime withdrawals.
MarketLock For Two: The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse’s age when you take your first withdrawal.
If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.
Finally, for MarketLock only, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.
Can I extend the MAV Evaluation Period beyond 10 years?
Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. In order to extend the MAV Evaluation Period, you must contact us no later than 30 days before the end of the current MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see “How are the
46

components of MarketLock and MarketLock For Two calculated?” above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.
If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.
What are the fees for MarketLock and MarketLock For Two?
The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.
The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken assessed at the end of the quarter in which the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.
An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.
What are the effects of withdrawals on MarketLock and MarketLock For Two?
MarketLock
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.
In addition, for contracts issued on or after May 1, 2006, if you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner’s 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or a MAV Benefit Base Step-Up anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under “How are the components for MarketLock and MarketLock for Two calculated?” above, based on when you took your first withdrawal and adjusted for withdrawals already taken.
Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:
MAV Benefit Base: Withdrawals reduce the MAV Benefit Base as follows:
47

(1)	If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;
(2)	Excess Withdrawals reduce the MAV Benefit Base as follows:
If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:
(a)	is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;
(b)	is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.
Maximum Annual Withdrawal Amount: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.
Minimum Withdrawal Period: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.
The Amount Withdrawn in a Benefit Year	Effect on Minimum Withdrawal Period
Amounts up to the Maximum Annual Withdrawal Amount	New Minimum Withdrawal Period = the MAV Benefit Base (which includes a deduction for any previous withdrawal), divided by the current Maximum Annual Withdrawal Amount
Amounts in excess of the Maximum Annual Withdrawal Amount	New Minimum Withdrawal Period = the Minimum Withdrawal Period as of the prior contract anniversary minus one year
MarketLock For Two
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse’s lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:
MAV Benefit Base: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:
For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under “How are the components for MarketLock and MarketLock For Two calculated?”). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.
What happens if my contract value is reduced to zero?
MarketLock
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, for contracts issued on or after May 1, 2006, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract’s other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment
48

performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.
When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:
1.	The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) for contracts issued on or after May 1, 2006, if receiving lifetime withdrawals, the date of death of the older contract owner; or
2.	Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or
3.	Any payment option mutually agreeable between you and us.
MarketLock For Two
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if due to an Excess Withdrawal, your contract value is reduced to zero, no Benefit remains.
The contract’s other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.
Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:
1.	The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or
2.	Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or
3.	Any payment option mutually agreeable between you and us.
If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.
What happens to MarketLock and MarketLock For Two upon a spousal continuation?
MarketLock
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, for contracts issued on or after May 1, 2006, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner’s life.
If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Payment Enhancements and spousal continuation contributions are not considered to be Eligible Purchase Payments. However, Payment Enhancements and spousal continuation contributions are included in the Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.
MarketLock For Two
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.
If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period
49

upon the expiration of the initial period. Please see “Can I extend the MAV Evaluation Period beyond 10 years?” above.
Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?
For contracts issued on or after May 1, 2006, upon the death of the older contract owner, lifetime withdrawals will no longer be available.
If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.
Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?
No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.
What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?
Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.
MarketLock
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:
1.	Annuitize the contract value under the contract’s annuity provisions; or
2.	For contracts issued on or after May 1, 2006, if eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or
3.	Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or
4.	Any payment option mutually agreeable between you and us.
MarketLock For Two
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:
1.	Annuitize the contract value under the contract’s annuity provisions; or
2.	Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or
3.	Any payment option mutually agreeable between you and us.
Can MarketLock and MarketLock For Two be cancelled?
MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.
Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?
MarketLock
MarketLock automatically terminates upon the occurrence of one of the following:
1.	The Minimum Withdrawal Period has been reduced to zero unless, for contracts issued on or after May 1, 2006, conditions for lifetime withdrawals are met; or
2.	Annuitization of the contract; or
3.	Full surrender of the contract; or
4.	Death benefit is paid.
5.	Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.
For contracts issued on or after May 1, 2006, lifetime withdrawals will not be available in the event of:
1.	An ownership change which results in a change of the older owner;* or
2.	Withdrawals prior to the 65th birthday of the older owner; or
3.	Death of the older owner; or
4.	A Spousal Continuation (upon the death of the older owner); or
5.	A withdrawal in excess of 5% of MAV Benefit Base.**
50

*	If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.
**	If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.
MarketLock For Two
MarketLock For Two automatically terminates upon the occurrence of one of the following:
1.	Annuitization of the contract; or
2.	Full surrender of the contract; or
3.	A death benefit is paid and the contract is not continued by the spouse; or
4.	Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or
5.	Death of surviving original spouse; or
6.	A change in ownership that involves the original owner(s) except as noted below and under “Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?”*
*	If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?
Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:
1.	One of the two original owners is removed from the contract; or
2.	The original spousal beneficiary is removed or replaced; or
3.	The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or
4.	The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.
Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under “Can MarketLock and MarketLock For Two be cancelled?”
Polaris Income Rewards
Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the “Benefit”). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.
In order to determine the Benefit, we calculate each of the components as described below. The Benefit’s components and value may vary depending on the option you chose. Option 1 and 2 are available on contracts issued on and after May 3, 2004. In addition, Option 3 is available on contracts issued on or after May 2, 2005. The earliest date you may begin taking withdrawals under the Benefit is the Benefit Availability Date. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a Benefit Year.
Polaris Income Rewards Summary:
Option	Maximum Election Age	Benefit Availability Date	Step-Up Amount	Maximum Annual Withdrawal Percentage***	Minimum Withdrawal Period* (if Maximum Annual Withdrawal Amount taken each year)
1	Age 80 or younger on the contract issue date	3 years following contract issue date	10%* of Withdrawal Benefit Base	10% of Withdrawal Benefit Base	11 years
2	Age 80 or younger on the contract issue date	5 years following contract issue date	20%* of Withdrawal Benefit Base	10% of Withdrawal Benefit Base	12 years
3	Age 70 or younger on the contract issue date	10 years following contract issue date	50%** of Withdrawal Benefit Base	10% of Withdrawal Benefit Base	15 years
*	If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.
**	If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount. For contracts issued prior to June 14, 2005, the Maximum Election Age is 80 or younger on the contract issue date.
***	For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.
51

How are the components for Polaris Income Rewards calculated?
First, we determine the Eligible Purchase Payments, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.
Second, we determine the Withdrawal Benefit Base. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.
Third, we determine the Step-Up Amount, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.
Fourth, we determine the Stepped-Up Benefit Base, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.
Fifth, we determine the Maximum Annual Withdrawal Amount, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.
Finally, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.
What is the fee for Polaris Income Rewards?
The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.
For contracts issued in Washington, the entire fee will be deducted from the portion of your contract value allocated to the Variable Portfolios.
The fee is as follows:
Contract Year	Annualized Fee
0-7 years	0.65%
8-10 years	0.45%
11+	None
What are the effects of withdrawals on Polaris Income Rewards?
Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:
Withdrawal Benefit Base: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:
(1)	If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or
(2)	If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:
(a)	is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;
(b)	is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.
Stepped-Up Benefit Base: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if
52

you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.
After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:
(a)	is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;
(b)	is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.
Maximum Annual Withdrawal Amount: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.
Minimum Withdrawal Period: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.
During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.
What happens if my contract value is reduced to zero with Polaris Income Rewards?
If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.
To receive your remaining Benefit, you may select one of the following options:
1.	The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or
2.	Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or
3.	Any payment option mutually agreeable between you and us.
If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.
What happens to Polaris Income Rewards upon a spousal continuation?
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.
Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?
If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.
Can Polaris Income Rewards be cancelled?
Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.
53

Additionally, the feature automatically terminates upon the occurrence of one of the following:
1.	The Stepped-Up Benefit Base is equal to zero; or
2.	Annuitization of the contract; or
3.	Full surrender of the contract; or
4.	Death benefit is paid; or
5.	Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.
6.	For contracts issued from May 3, 2004 through October 3, 2004, withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.
What happens to Polaris Income Rewards upon the Latest Annuity Date?
If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.
Withdrawals under this feature are treated like any other withdrawal for the purpose of reducing the contract value, penalty-free withdrawal amounts and all other benefits, features and conditions of your contract.
If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions (“RMD”) under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.
Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59½ at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.
Capital Protector
Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment (“Benefit”) to your contract in the event that your contract value on the 10th contract anniversary (“Benefit Date”) is less than the Purchase Payments made in the contract’s first 90 days.
Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no
Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.
The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.
Your Benefit Base is equal to (a) minus (b) where:
(a)	is the Purchase Payments received on or after the contract issue date in the contract’s first 90 days, and;
(b)	is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.
Payment Enhancements and spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.
The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.
For contracts issued in Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.
For contracts issued between February 10, 2003 and April 30, 2004, the fee is as follows:
Contract Year	Annualized Fee
0-7	0.45%
8-10	0.15%
11+	none
For contracts issued between September 30, 2002 and February 7, 2003, the fee is as follows:
Contract Year	Annualized Fee
0-7	0.35%
8-10	0.10%
11+	none
If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.
54

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.
Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.
We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.
Income Protector
Income Protector is an optional minimum income benefit, available for an additional charge and provides a future “safety net” which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect Income Protector, you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. Income Protector is available on contracts issued prior to May 3, 2004.
The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income.
How We Determine the Amount of Your Minimum Guaranteed Income
If you elect Income Protector, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. Your Income Benefit Base is equal to your contract value on the date of election. Income Protector is effective on either the date of issue of the contract or at the contract anniversary following your election of Income Protector.
The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.
Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The Income Benefit Base is equal to (a) plus (b) minus (c) where:
(a)	is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;
(b)	is equal to the sum of all subsequent Purchase Payments made into the contract since the date of election, and;
(c)	is equal to all withdrawals and applicable fees and charges since the date of election, in an amount proportionate to the amount by which such withdrawals decreased your contract value.
In order to obtain the benefit of Income Protector, you may not begin the Income Phase for at least 10 years following election. You may not elect this feature if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.
Re-Set of Your Income Protector Benefit
You may also have the opportunity to “Re-Set” your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. Upon a Re-Set, the waiting period before you can begin the Income Phase will start over. In addition, the Income Protector fee will be charged as a percentage of your Re-Set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.
Electing to Receive Income Payments
You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 10th or later contract anniversary following the effective date of electing Income Protector or Re-Set, if applicable.
The Income Benefit Date is the contract anniversary date on which the Income Benefit is calculated and applied. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum income payments. To arrive at the minimum guaranteed income payments available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:
(a)	is your Income Benefit Base as of your Income Benefit Date, and;
55

(b)	is any withdrawal charges calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.
The annuity income options available under this feature when using Income Protector to receive your guaranteed income payments are:
•	Life Annuity with 10 Year Period Certain, or
•	Joint and 100% Survivor Annuity with 20 Year Period Certain
At the time you elect to begin receiving annuity income payments, we will calculate your annual guaranteed income payments using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your guaranteed income payments under Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using Income Protector, your annuity income payments will be fixed in amount. You are not required to use Income Protector to receive income payments. However, we will not refund fees paid for Income Protector if you annuitize under the annuity provisions of your contract.
You may never need to rely upon the Income Protector, if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.
Fees Associated with the Income Protector Program
The fee is 0.10% of the Income Benefit Base. We deduct the annual fee from your contract value. If you elect Income Protector at issue, we begin deducting the annual fee on your first contract anniversary. If you elect the feature at some later date, we begin deducting the annual fee on the contract anniversary following the date of election. Upon a Re-Set, the fee will be charged based upon your Re-Set Income Benefit Base.
It is important to note that once you elect Income Protector, you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the full annual fee from your contract value upon surrender.
Note to Qualified Contract Holders
Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. Annuity income options may be limited to a 10 year guarantee. If you own a Qualified contract to which these restrictions apply and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.
You should consult your tax advisor for information concerning your particular circumstances.

MARKETLOCK AND MARKETLOCK FOR TWO EXTENSION parameters

The information below is important to you if you purchased a contract between August 31, 2005 and May 1, 2009 and you elected the MarketLock Living Benefit or if you purchased a contract between July 10, 2006 and April 30, 2008 and you elected MarketLock For Two Living Benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional ten years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
For information on the MarketLock or MarketLock For Two Living Benefit you elected at the time of purchase, please see the MarketLock or MarketLock For Two section under OPTIONAL LIVING BENEFITS in the prospectus.
How do I elect the Extension?
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between the dates noted above for the applicable features are detailed below. The MAV Evaluation Period may be extended for an additional 10 year period.
What is the fee if I elect the Extension?
If you elect the MarketLock Extension, the fee for the Living Benefit will be increased by 0.25% as follows:
Current Annualized Fee	Annualized Fee After Extension
0.65%	0.90%
56

If you elect the MarketLock For Two Extension, the fee for the Living Benefit will be increased by 0.25% as follows:
Current Annualized Fee	Annualized Fee After Extension
0.40% prior to your 1st withdrawal	0.65% prior to your 1st withdrawal
0.80% after your 1st withdrawal	1.05% after your 1st withdrawal
As a reminder, you also have the option to cancel your MarketLock or MarketLock For Two Living Benefit on your tenth contract anniversary, or any contract anniversary thereafter. If you elect to cancel your Living Benefit, you will no longer receive the guarantees of the MarketLock or MarketLock For Two benefit and you will no longer be charged the fee.

MARKETLOCK FOR LIFE PLUS +6% and +7% EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between March 12, 2007 and May 1, 2009 and elected the MarketLock For Life Plus +6% Option Living Benefit or if you purchased a contract between February 4, 2008 and May 3, 2009 and you elected the MarketLock For Life Plus +7% Option Living Benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary, you will have an opportunity to extend the Income Base Evaluation Period for an additional five year period (the “Extension”). In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your Living Benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation Period in the future.
As a reminder, you also have the option to cancel your Living Benefit on your tenth anniversary or any anniversary after the tenth. If you elect to cancel your Living Benefit, you will no longer receive the guarantees of the Living Benefit and you will no longer be charged the fee. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate the MarketLock For Life Plus +6% Option Living Benefit or the MarketLock For Life Plus +7% Option Living Benefit after cancellation.
As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you. If you elect the Extension, we will send you a new contract endorsement.
For information on the MarketLock For Life Plus +6% Option Living Benefit or the MarketLock For Life +7% Option Living Benefit you elected at purchase, please see the MarketLock For Life Plus +6% Option or the MarketLock For Life +7% Option section under OPTIONAL LIVING BENEFITS.
How do I elect the Extension?
To elect the Extension, you must complete the Election Form you will receive. If you elected the MarketLock For Life Plus +6% Option Living Benefit or the MarketLock For Life Plus +7% Option Living Benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.
As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values. This component is used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.
What are the fee and investment requirements if I elect the Extension?
If you elect the MarketLock For Life Plus +6% Extension, the fee for the feature will be increased by 0.25% as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.65%	0.90%
Two	0.90%	1.15%
If you elect the MarketLock For Life Plus +7% Extension, the fee for the feature will be increased by 0.25% as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.75%	1.00%
Two	1.00%	1.25%
The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock For Life Plus +6% Option Living Benefit or your current MarketLock For Life Plus +7% Option Living Benefit.
57

If you elect the MarketLock For Life Plus +6% Extension, you must allocate your assets in accordance with one of the following options:
Option 1	At least 50% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund+
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SAM Balanced
Option 2	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in Allocation 1*, Allocation 2* or Allocation 3*
* Please see the allocations for the formerly available Polaris Portfolio Allocator Program in APPENDIX F – POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017

Option 3	At least 50% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund+
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 10% Maximum 50%	SA Federated Hermes Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 40%	Columbia VP-Dividend Opportunity Fund+
Columbia VP-Income Opportunities Fund+
Columbia VP-Mid Cap Growth Fund+
Columbia VP-Overseas Core Fund+
Equity Income Account++
Franklin Allocation VIP Fund
Franklin Income VIP Funds
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Fund Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High Yield Bond
SA Putman International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced
SAM Conservative Balanced++
SAM Conservative Growth
SAM Flexible Income++
SAM Strategic Growth
VIP-Loomis Sayles Growth Fund+
58

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 10%	Columbia VP-Large Cap Growth Fund+
Columbia VP-Small Company Growth Fund+
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
+	Only available if you purchased your contract through Banc of America Investment Services, Inc.
++	Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)
If you elect the MarketLock For Life Plus +7% Extension, you must allocate your assets in accordance with one of the following options:
Option 1	At least 50% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund+
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
SAM Balanced
Option 2	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in Allocation 1*, 2* or 3*
* Please see the allocations for the formerly available Polaris Portfolio Allocator Program in APPENDIX F – POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
+	Only available if you purchased your contract through Banc of America Investment Services, Inc.

MARKETLOCK INCOME PLUS EXTENSION parameters

The information below is important to you if you purchased a contract between May 1, 2008 and May 3, 2009 and you elected the MarketLock Income Plus Living Benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period end after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the “Extension”) for an additional five years. If you elected the initial first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary, provided the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of Extension. In choosing the second Extension, your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension.
If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you did not elect the initial first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods at this time. If you do not elect this second Extension, you will not be eligible for any subsequent Extension in the future.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
For information on the MarketLock Income Plus Living Benefit you elected at the time of purchase, please see the MarketLock Income Plus, MarketLock For Life Plus and MarketLock For Life sections under OPTIONAL LIVING BENEFITS.
How do I elect the second Extension?
If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension for contracts purchased between May 1, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.
As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.
What is the fee if I elect the second Extension?
If you elect the second Extension, the fee for the Living Benefit which is calculated as a percentage of the Income
59

Base and deducted quarterly will be increased by 0.15% as follows:
Number of Covered Persons	Current Annualized Fee After First Extension	Annualized Fee After Second Extension
One	1.20%	1.35%
Two	1.45%	1.60%
What are the investment requirements if I elect the second Extension?
If you elect the second Extension, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:
Option 1	Up to 50% in one or more of the following:
 Goldman Sachs VIT Government Money Market Fund+
SA DFA Ultra Short Bond
 SA VCP Dynamic Allocation
 SA VCP Dynamic Strategy
Up to 50% in one or more of the following:
 Franklin Allocation VIP Fund
 Franklin Income VIP Fund
 SA American Funds Asset Allocation
 SA JPMorgan Diversified Balanced
 SA MFS Total Return
 SA PGI Asset Allocation
 SAM Balanced

Option 2	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see APPENDIX F - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for the formerly available Polaris Portfolio Allocator Models.
+	Only available if you purchased your contract through Banc of America Investment Services, Inc.
As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.

Marketlock Income Plus, Marketlock for Life Plus and Marketlock for life
Second Extension Parameters

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus Living Benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life Living Benefit. As described in the prospectus you received when you purchased the contract, the first Income Base Evaluation Period and first Income Credit Period (not applicable to MarketLock For Life) ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period, if applicable, (the “Extension”) for an additional five years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary. In choosing the second Extension, only the Income Base Evaluation Period will extend for an additional five years, the Income Credit Period will no longer continue, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension. If you elect the second Extension, we will send you a new contract endorsement.
If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this second Extension, you will not be eligible for any subsequent Extensions in the future.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
As a reminder, you also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life Living Benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the Living Benefit and you will no longer be charged the fee.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life Living Benefit you elected at the time you purchased your contract, please see the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus. Please see APPENDIX E – MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE EXTENSION PARAMETERS for first extension parameters.
60

How do I elect the second Extension?
If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period however, the Income Credit Period will no longer continue.
As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.
What is the fee if I elect the second Extension?
If you elect MarketLock Income Plus second Extension, the fee for the Living Benefit will be increased by 0.05% as follows:
Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%
If you elect MarketLock For Life Plus second Extension, the fee for the Living Benefit will be increased by 0.05% as follows:
Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%
If you elect MarketLock For Life second Extension, the fee for the Living Benefit will be increased by 0.05% as follows:
Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	0.95%	1.00%
Two	1.20%	1.25%
What are the investment requirements if I elect the second Extension?
If you elect the second Extension for MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life, the investment requirements will not change from those that currently apply to the first Extension.
Your assets must remain allocated in accordance with one of the following options:
Option 1	Up to 100% in one or more of the following: Goldman Sachs VIT Government Money Market Fund+ SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy
Option 2	At least 50% and up to 100% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund+
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
Option 3	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see APPENDIX F - POLARIS PORTFOLIO PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for the formerly available Polaris Portfolio Allocator Models.
Option 4	At least 50% and up to 100% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund+
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Hermes Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)
61

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 35%	Columbia VP-Dividend Opportunity Fund+
Columbia VP-Income Opportunities Fund+
Columbia VP-Mid Cap Growth Fund+
Columbia VP-Overseas Core Fund+
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced[1]
SAM Conservative Growth
SAM Strategic Growth
VP Loomis Sayles Growth Fund[1]
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 5%	Columbia VP-Large Cap Growth Fund+
Columbia VP-Small Company Growth Fund+
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
+	Only available if you purchased your contract through Banc of America Investment Services, Inc.

Death Benefits

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
We do not pay a death benefit if:
•	your contract value is reduced to zero; or
•	you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.
Beneficiary Designation
You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.
•	If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.
•	If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.
•	If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.
62

Death Benefit Processing
We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)	A certified copy of the death certificate; or
(2)	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)	A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated
•	All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.
If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.
If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.
For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.
Effective January 15, 2016, if you have elected a Living Benefit feature, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.
Death Benefit Settlement Options
Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.
•	Lump sum payment; or
•	Annuity Income Option; or
•	Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or
•	Payment option that is mutually agreeable between you and us
After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary’s address of record, unless otherwise required by state law.
In general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.
Beneficiary Continuation Programs
Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option.
Extended Legacy Program
The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The program may not be elected in conjunction with any other settlement option.
Upon election of the Extended Legacy Program:
•	The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.
•	The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.
•	The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.
Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under (1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time:
Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner of the contract.
Note:  If an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions.
63

If the beneficiary elects to take the death benefit in the form of withdrawals over a longer period of time:
•	Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution.
•	Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of death for IRAs.
Note: for IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for a Spousal Beneficiary. Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available.
Also note that the CARES Act provides for a waiver of the IRS required minimum distributions in 2020 for Beneficiaries required to take minimum distributions.
If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.
We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:
•	Death Claim form electing Extended Legacy Program; and
•	Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.
The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010.
Restrictions on Extended Legacy Program
•	The Extended Legacy Program cannot be elected with rollover contracts from other companies.
•	No Purchase Payments are permitted.
•	Living benefits and optional death benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.
•	In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
•	Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.
Expenses
We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.
Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES.
Investment Options
•	The Beneficiary may transfer funds among the available Variable Portfolios;
•	Variable Portfolios may differ from those available to the original Owner;
•	Variable Portfolios may be of a different share class subject to higher 12b-1 fees; and
•	Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be offered the same Variable Portfolios as the original Owner.
Death Benefit Defined Terms
The term “Net Purchase Payment” is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.
We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.
The term “Withdrawal Adjustment” is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual
64

Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday , the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.
The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the 5th contract anniversary if you have elected a Living Benefit feature.
The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above.
The following is a description of the Maximum Anniversary Value death benefit for contracts issued on or after May 1, 2009:
Maximum Anniversary Value Death Benefit
The death benefit is calculated differently depending on whether you have also elected one of the Living Benefits described above. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase.
The following describes the death benefit without election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.
If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of contract value or Net Purchase Payments.
The following describes the death benefit with election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Purchase Payments reduced by:
a.	any Withdrawal Adjustments, if the Living Benefit has not been terminated: or
b.	any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:
a.	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or
b.	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:
1.	Contract value; or
2.	The lesser of:
a.	Net Purchase Payments; or
b.	125% of contract value.
The following is a description of the Maximum Anniversary Value death benefit option for contracts issued between June 2, 2004 and April 30, 2009:
If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary value equals the contract value on a contract anniversary in the same proportion that the
65

contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.
If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:
1.	Contract value; or
2.	The lesser of:
a.	Net Purchase Payments; or
b.	125% of contract value.
The following is applicable to the Maximum Anniversary Value death benefit option for contracts issued between June 2, 2004 and May 1, 2007:
Under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.
The following is a description of the Maximum Anniversary Value death benefit option for contracts issued between October 24, 2001 and June 1, 2004:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net purchase Payments; or
3.	Maximum anniversary value on any contract anniversary prior to your 81st birthday plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.
If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.
The following is a description of the Maximum Anniversary Value death benefit for contracts issued prior to October 24, 2001:
The death benefit is the greatest of:
1.	Contract value; or
2.	Total Purchase Payments less withdrawals; or
3.	Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.
If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.
The following is a description of the Combination HV & Roll-Up death benefit for contracts issued on or after May 1, 2009:
Optional Combination HV & Roll-Up Death Benefit
If you elect the Combination HV & Roll-Up death benefit, you may not elect the EstatePlus death benefit, a Living Benefit or any available Fixed Account(s). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in Washington.
The death benefit is the greatest of:
1.	Contract value; or
2.	The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.
3.	Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:
(a)	15 years after the contract date; or
(b)	The day before your 80th birthday; or
(c)	The date of death,
adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.
The following is a description of the Purchase Payment Accumulation death benefit option for contracts issued between June 2, 2004 and April 30, 2009:
Purchase Payment Accumulation Option
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the
66

contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or
3.	Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.
Purchase Payment Accumulation is not available in Washington.
The following is a description of the Purchase Payment Accumulation death benefit option for contracts issued between October 24, 2001 and June 1, 2004:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payment recorded after the date of death; and reduced for any withdrawals on the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or
3.	Contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawal since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.
The following is a description of the Purchase Payment Accumulation death benefit option for contracts was issued prior to October 24, 2001:
The death benefit is the greatest of:
1.	Contract value; or
2.	Total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue)plus any Purchase Payments less withdrawal recorded after the date of death; or
3.	Contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contact anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.
Optional EstatePlus Benefit
EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. EstatePlus was not available if you elected the Combination HV & Roll-Up death benefit. This benefit is not available for election in New York and Washington.
You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.
We will add a percentage of your contract earnings (the “EstatePlus Percentage”), subject to a maximum dollar amount (the “Maximum EstatePlus Benefit”), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.
The table below applies to contracts issued prior to your 70th birthday:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
Years 0 – 4	25% of Earnings	40% of Net Purchase Payments
Years 5 – 9	40% of Earnings	65% of Net Purchase Payments*
Years 10+	50% of Earnings	75% of Net Purchase Payments*
The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
All Contract Years	25% of Earnings	40% of Net Purchase Payments*
*	Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.
What is the Contract Year of Death?
Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.
67

What is the EstatePlus Percentage?
We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.
What is the Maximum EstatePlus Benefit?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.
A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse’s Beneficiary. Please see SPOUSAL CONTINUATION below.
Spousal Continuation
The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.
Upon election of Spousal Continuation:
•	Generally, the contract, its benefits and elected features, if any, remain the same.
•	Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.
•	If the Continuing Spouse terminates any optional Combination HV & Roll-Up death benefit on the Continuation Date (described below), no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse’s Beneficiary.
•	Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.
Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.
Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•	Death Claim form; and
•	Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center.
The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. Please see APPENDIX B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death.
Please see OPTIONAL LIVING BENEFITS above for information on the effect of Spousal Continuation on these benefits.

Expenses

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.
•	Separate Account Charges
•	Withdrawal Charges
•	Underlying Fund Expenses
•	Contract Maintenance Fee
•	Transfer Fee
•	Optional Living Benefit Fee
•	Optional Death Benefit Fee
Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see APPENDIX C — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific expenses.
We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any
68

resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.
Separate Account Charges	1.52%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)
The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.
Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.
If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15%% of the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Withdrawal Charges
The contract provides a penalty-free withdrawal amount every contract year. Please see ACCESS TO YOUR MONEY above. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.
We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years if you elected to participate in the Polaris Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:
Withdrawal Charge without the election of the Polaris Rewards Program:
Years Since Purchase Payment Receipt	1	2	3	4	5	6	7	8+
Withdrawal Charge	7%	6%	5%	4%	3%	2%	1%	0%
Withdrawal Charge with election of the Polaris Rewards Program:
Years Since Purchase Payment Receipt	1	2	3	4	5	6	7	8	9	10+
Withdrawal Charge	9%	9%	8%	7%	6%	5%	4%	3%	2%	0%
These higher potential withdrawal charges for the Polaris Rewards program may compensate us for the expenses associated with the program.
The Polaris Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Polaris Rewards than the contract without an election of this program.
If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.
Although we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.
When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. Please see ACCESS TO YOUR MONEY above.
If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.
Withdrawals made prior to age 59½ may result in tax penalties. Please see TAXES below.
69

Underlying Fund Expenses
Investment Management Fees
Investment management fees are set by the Underlying Funds’ own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.
Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.
12b-1 Fees
Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.
There is an annualized 0.25% fee applicable to Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of the Principal Variable Contracts Funds, Inc., Class 2 shares of the Franklin Templeton Variable Insurance Products Trust, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust and Class 2 shares of Columbia Funds Variable Insurance Trust I. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.
The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.
There are deductions from and expenses paid out of the assets of each Underlying Fund. Detailed information about these deductions and expenses can be found in the prospectuses for the Underlying Funds.
Contract Maintenance Fee
During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.
If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.
Please see APPENDIX C — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for the state-specific Contract Maintenance Fee.
Transfer Fee
After 15 Transfers	$25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.
In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Optional Living Benefit Fees
Please see FEE TABLE above for a description of the optional Living Benefit fees offered over time in this contract.
Optional Combination HV & Roll-Up Death Benefit Fee
The annualized fee for the optional Combination HV & Roll-Up death benefit is 0.50% of the average daily net asset value allocated to the Variable Portfolio(s).
Optional EstatePlus Fee
The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).
Premium Tax
Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. Please see Appendix C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.
Income Taxes
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.
Reduction or Elimination of Fees, Expenses and Additional Amounts Credited
Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship
70

existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.
The Company may make such a determination regarding sales to its employees, its affiliates’ employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company’s and its affiliates’ variable contracts, and the agents’ and registered representatives’ immediate family members; (3) trustees of mutual funds offered in the Company’s and its affiliates’ variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% (4.00% if you elected Polaris Rewards) of the initial Purchase Payment.
Certain broker-dealers may limit crediting this additional amount to employees only.

Payments in connection with distribution of the contract

Payments We Make
We make payments in connection with the distribution of the contracts that generally fall into the three categories below.
Commissions. Registered representatives of affiliated and unaffiliated broker-dealers (“selling firms”) licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.
The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives’ compensation.
Additional Cash Compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation (“revenue sharing”). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.
These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm’s registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.
We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.
If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. Please see REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED above.
We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2019 in the Statement of Additional Information which is available upon request.
Non-Cash Compensation. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.
We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we
71

anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.
Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.
Payments We Receive
We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.
We and our affiliates generally receive three kinds of payments described below.
Rule 12b-1 or Service Fees. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.
Administrative, Marketing and Support Service Fees. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts’ investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts’ investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors
(or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.
Other Payments. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor’s, subadvisor’s or distributor’s participation.
In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

Annuity Income Options

The Income Phase
What is the Income Phase?
During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as “annuitizing” your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.
Beginning the Income Phase is an important event. You have different options available to you. You should discuss your options with your financial representative and/or tax adviser so that together you may make the best decision for your particular circumstances.
When does the Income Phase begin?
Generally, you can annuitize your contract any time after your second contract anniversary (“Annuity Date”) and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.
If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first NYSE business day of the month following your 95th birthday or 10 years after
72

your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner’s date of birth.
How do I elect to begin the Income Phase?
You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.
What is the impact on the living and death benefits if I annuitize?
If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. Please see OPTIONAL LIVING BENEFITS and DEATH BENEFITS above.
Annuity Income Options
You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.
We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.
If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.
If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made. For Qualified contracts, annuity income options may be limited to a 10 year guarantee.
Annuity Income Option 1 – Life Income Annuity
This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.
Annuity Income Option 2 – Joint and Survivor Life Income Annuity
This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies. For Qualified contracts, under certain circumstances, the survivor’s annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 3 – Joint and Survivor Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries. Under certain circumstances, the survivor's annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 4 – Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries.
Annuity Income Option 5 – Income for a Specified Period
This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If your contract is a Qualified contract, a guaranteed period of greater than 10 years may not be available. If the Annuitant dies before all the guaranteed
73

annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. A guarantee of payments for more than 10 years may not be available to all Beneficiaries. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.
The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.
Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.
Fixed or Variable Annuity Income Payments
You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.
Annuity Income Payments
We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.
If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:
•	for life income options, your age when annuity income payments begin; and
•	the contract value attributable to the Variable Portfolios on the Annuity Date; and
•	the 3.5% assumed investment rate used in the annuity table for the contract; and
•	the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.
If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.
The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate (“AIR”) of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.
Deferment of Payments
We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. Please see ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

Taxes

The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.
Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“IRC”), Treasury
74

Regulations and applicable Internal Revenue Service (“IRS”) guidance to your individual situation.
Refer to the Statement of Additional Information for further details.
Annuity Contracts in General
The IRC provides for special rules regarding the tax treatment of annuity contracts.
•	Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.
•	Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.
•	Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.
Non-Qualified Contract
If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including a Roth IRA, your contract is referred to as a Non-Qualified contract.
Qualified Contract
If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including Roth IRA, your contract is referred to as a Qualified contract.
Employer-sponsored plans/arrangements include:
•	Tax-Sheltered Annuities (also referred to as 403(b) annuities)
•	Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)
•	Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans
If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.
In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through Living Benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, was signed into law and provides greater access to assets held in tax-qualified retirement plans and IRAs.  The relief provided in the Act includes, but is not limited to:
•	Expanding distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•	Waiver of the 10% additional tax for qualifying coronavirus related distributions taken from January 1, 2020 through December 31, 2020, if they are considered early distributions (generally, distributions taken prior to age 59 ½); and,
•	Providing a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be taken in 2020.
75

Some provisions in the Act are subject to the terms of an employer’s retirement plan and may not be available with your annuity.
Tax Treatment of Purchase Payments
Non-Qualified Contract
In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.
Qualified Contract
Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
Qualified Contract—Tax-Sheltered Annuity (403(b))
On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. You may wish to discuss the regulations and/or the general information above with your tax adviser.
Tax Treatment of Distributions
Distributions from Non-Qualified Contracts
Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.
The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	when attributable to Purchase Payments made prior to August 14, 1982.
Partial or Total Withdrawals
If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.
Annuitization
If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.
Annuity to Annuity Transfer
A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a “1035 exchange”).
Additional Tax on Net Investment Income
Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income (“MAGI”) threshold.
Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation below).
76

Distributions from Qualified Contracts
Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer’s plan or contributed to a Roth IRA or non-deductible traditional IRA.
Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;
•	payments to certain individuals called up for active duty after September 11, 2001;
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;
•	amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
Non-IRA contracts:
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and
•	transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).
Annuitization
Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.
Direct and Indirect Rollovers
Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	a required minimum distribution,
(b)	a hardship withdrawal, or
(c)	a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.
The IRC limits the withdrawal of an employee’s elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:
•	reaches age 59½;
•	severs employment with the employer;
•	dies;
•	birth or adoption of child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
•	becomes disabled (as defined in the IRC); or
77

•	experiences a financial hardship (as defined in the IRC).*
*	In the case of hardship, the Owner can only withdraw Purchase Payments.
Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.
Annuity to Annuity Transfer (Tax-Sheltered Annuities)
Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer’s plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.
Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.
Required Minimum Distributions
Information in this section generally does not apply to Non-Qualified contracts.
Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.
The CARES Act provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020. Please consult your tax adviser regarding any questions.
Commencement Date
Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70½ (or age 72, for individuals born on or after July 1, 1949), or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70½ (or age 72, for individuals born on or after July 1, 1949). If you choose to delay your first distribution until the year after the year in which you reach 70½ (72, if applicable) or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.
Combining Distributions from Multiple Contracts
If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.
Automatic Withdrawal Option
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.
Impact of Optional Benefits
IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or Living Benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.
Tax Treatment of Death Benefits
The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.
Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59½, unless another exception applies. You should consult your tax adviser for more information.
If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits “incidental death benefits” or “life insurance.” The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are
78

purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.
Tax Treatment of Optional Living Benefits
Generally, we will treat amounts credited to the contract value under the optional Living Benefit guarantees, for income tax purposes, as earnings in the contract. Thus, payments of Living Benefits are treated as taxable withdrawals to the extent there are taxable gains in the contract value. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional Living Benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional Living Benefit.
Contracts Owned by a Trust or Corporation
A Trust or Corporation or other Owner that is not a natural person (“Non-Natural Owner”) that is considering purchasing this contract should consult a tax adviser.
Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract’s value in excess of the Owner’s cost basis, and the contract’s cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.
Withholding
Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence.
Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code.
You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.
Foreign Account Tax Compliance Act (“FATCA”)
A Contract Owner who is not a “United States person” which is defined to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will
79

remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable withholding certification to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
Gifts, Pledges and/or Assignments of a Contract
Non-Qualified Contracts
If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract’s cash value to the extent it exceeds your cost basis. The recipient’s cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.
Qualified Contracts
The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.
This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:
•	the plan is not an unfunded deferred compensation plan; and
•	the plan funding vehicle is not an IRA.
You should consult a tax advisor as to the availability of this exception.
Diversification and Investor Control
Diversification
For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be “adequately diversified”. Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.
Investor Control
These investor control limitations generally do not apply to Qualified contracts, which are referred to as “Pension Plan Contracts” for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.
Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.
There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner’s ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.
While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.
Our Taxes
The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Other Information

The Distributor
AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority
80

(“FINRA”). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.
The Company
American General Life Insurance Company (“AGL”) is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL’s home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company (“SunAmerica Annuity”), a former affiliate of AGL, merged with and into AGL (“Merger”). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.
The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.
Ownership Structure of the Company
AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL’s operations.
American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.
Operation of the Company
The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company’s financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.
The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and Living Benefits on the Company’s financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed Living Benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.
The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company’s operations.
The Separate Account
Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.
Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the
81

Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.
You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.
The General Account
Obligations that are paid out of the Company’s general account (“General Account”) include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.
The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the Living Benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a Living Benefit allocate their Purchase Payments in accordance with specified investment parameters.
Contracts issued on or prior to December 29, 2006 were issued with a guarantee (the “Guarantee”) by American Home Assurance Company (the “Guarantor”). Please see Appendix D for more information.
Financial Statements
The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.
The Company and Separate Account
The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix D for more information.
Instructions to Obtain Financial Statements
The financial statements of the Company, Separate Account and Guarantor, if applicable are available on the SEC’s website at http://www.sec.gov. You may request a free copy of the Statement of Additional Information which includes the financial statements by using the request form on the last page of this prospectus or by contacting our Annuity Service Center at:
Mailing Address:
Annuity Service Center
P.O. Box 15570, Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862
We encourage both existing and prospective contract Owners to read and understand the financial statements.
Administration
We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.
We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.
Business Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly
82

dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values (“AUVs”), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate AUVs or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Legal Proceedings
There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Registration Statements
Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.
83

Contents of Statement of Additional Information

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.
Separate Account and the Company
General Account
Master-Feeder Structure (if applicable)
Performance Data
Fixed Advantage 7 Account Option for Polaris Platinum II Contracts Issued Prior to May 1, 2004, (if applicable)
Market Value Adjustment (“MVA”) for Contracts Issued Prior to May 1, 2004, (if applicable)
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
84

Appendix A – Condensed Financial Information

If you purchased your contract after September 30, 2002, Class 3 shares (0.25% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust are offered in your contract.

	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
American Funds Global Growth* – AFIS Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$20.911	(a)$23.014	(a)$20.653	(a)$24.930	(a)$31.720	(a)$31.965	(a)$33.666	(a)$33.366	(a)$43.207	(a)$38.703
	(b)$20.524	(b)$22.531	(b)$20.169	(b)$24.285	(b)$30.823	(b)$30.983	(b)$32.551	(b)$32.180	(b)$15.142	(b)$13.496
Ending AUV	(a)$23.014	(a)$20.653	(a)$24.930	(a)$31.720	(a)$31.965	(a)$33.666	(a)$33.366	(a)$43.207	(a)$38.703	(a)$51.567
	(b)$22.531	(b)$20.169	(b)$24.285	(b)$30,823	(b)$30.983	(b)$32.551	(b)$32.180	(b)$15.142	(b)$13.496	(b)$17.892
Ending Number of AUs	(a)4,681,236	(a)3,978,363	(a)3,246,339	(a)2,601,235	(a)2,154,015	(a)1,653,945	(a)1,391,045	(a)1,143,725	(a)974,352	(a)788,702
	(b)368,729	(b)309,572	(b)248,177	(b)198,644	(b)155,134	(b)136,881	(b)123,891	(b)0	(b)0	(b)0

American Funds Growth* – AFIS Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$16.929	(a)$19.788	(a)$18.656	(a)$21.661	(a)$27.758	(a)$29.666	(a)$31.222	(a)$33.670	(a)$42.547	(a)$41.798
	(b)$16.624	(b)$19.383	(b)$18.229	(b)$21.112	(b)$26.988	(b)$28.771	(b)$30.205	(b)$32.492	(b)$16.898	(b)$16.517
Ending AUV	(a)$19.788	(a)$18.656	(a)$21.661	(a)$27.758	(a)$29.666	(a)$31.222	(a)$33.670	(a)$42.547	(a)$41.798	(a)$53.836
	(b)$19.383	(b)$18.229	(b)$21.112	(b)$26.988	(b)$28.771	(b)$30.205	(b)$32.492	(b)$16.898	(b)$16.517	(b)$21.168
Ending Number of AUs	(a)7,333,394	(a)6,017,458	(a)4,859,759	(a)3,806,351	(a)3,032,267	(a)2,399,197	(a)2,018,232	(a)1,676,319	(a)1,432,221	(a)1,195,734
	(b)567,186	(b)434,966	(b)342,188	(b)280,447	(b)233,647	(b)185,409	(b)158,684	(b)0	(b)0	(b)0

American Funds Growth-Income* – AFIS Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$14.944	(a)$16.399	(a)$15.856	(a)$18.347	(a)$24.126	(a)$26.289	(a)$26.269	(a)$28.855	(a)$34.782	(a)$33.642
	(b)$14.670	(b)$16.059	(b)$15.489	(b)$17.876	(b)$23.449	(b)$25.487	(b)$25.404	(b)$27.835	(b)$16.075	(b)$15.470
Ending AUV	(a)$16.399	(a)$15.856	(a)$18.347	(a)$24.126	(a)$26.289	(a)$26.269	(a)$28.855	(a)$34.782	(a)$33.642	(a)$41.795
	(b)$16.059	(b)$15.489	(b)$17.876	(b)$23.449	(b)$25.487	(b)$25.404	(b)$27.835	(b)$16.075	(b)$15.470	(b)$19.124
Ending Number of AUs	(a)8,469,221	(a)7,128,666	(a)5,927,575	(a)4,638,498	(a)3,688,673	(a)2,802,652	(a)2,305,096	(a)1,942,231	(a)1,619,689	(a)1,344,961
	(b)671,491	(b)529,376	(b)436,490	(b)352,744	(b)268,339	(b)205,566	(b)180,910	(b)0	(b)0	(b)0

Columbia VP-Dividend Opportunity Fund – CFT II Class 1 Shares (Inception Date – 4/07/03)
Beginning AUV	(a)$10.089	(a)$11.426	(a)$10.447	(a)$11.740	(a)$14.665	(a)$15.899	(a)$15.244	(a)$17.068	(a)$19.228	(a)$17.851
	(b)$9.797	(b)$10.980	(b)$9.953	(b)$11.057	(b)$13.711	(b)$14.791	(b)$14.111	(b)$15.720	(b)$17.621	(b)$16.277
Ending AUV	(a)$11.426	(a)$10.447	(a)$11.740	(a)$14.665	(a)$15.899	(a)$15.244	(a)$17.068	(a)$19.228	(a)$17.851	(a)$21.813
	(b)$10.980	(b)$9.953	(b)$11.057	(b)$13.711	(b)$14.791	(b)$14.111	(b)$15.720	(b)$17.621	(b)$16.277	(b)$19.791
Ending Number of AUs	(a)275,971	(a)223,619	(a)172,667	(a)138,718	(a)108,829	(a)94,949	(a)81,896	(a)79,810	(a)71,717	(a)65,612
	(b)12	(b)12	(b)12	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

Columbia VP-Income Opportunities Fund – CFT II Class 1 Shares (Inception Date – 4/07/03)
Beginning AUV	(a)$16.824	(a)$18.552	(a)$19.472	(a)$22.066	(a)$22.837	(a)$23.396	(a)$22.814	(a)$24.927	(a)$26.162	(a)$24.798
	(b)$16.309	(b)$17.894	(b)$18.688	(b)$21.071	(b)$21.959	(b)$22.120	(b)$21.461	(b)$23.333	(b)$24.367	(b)$22.981
Ending AUV	(a)$18.552	(a)$19.472	(a)$22.066	(a)$22.837	(a)$23.396	(a)$22.814	(a)$24.927	(a)$26.162	(a)$24.798	(a)$28.446
	(b)$17.894	(b)$18.688	(b)$21.071	(b)$21.959	(b)$22.120	(b)$21.461	(b)$23.333	(b)$24.367	(b)$22.981	(b)$26.230
Ending Number of AUs	(a)154,901	(a)114,083	(a)82,395	(a)56,039	(a)48,663	(a)44,712	(a)38,923	(a)38,010	(a)34,438	(a)32,325
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

Columbia VP-Large Cap Growth Fund – CFT I Class 1 Shares (Inception Date – 5/02/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$—	(a)$10.459	(a)$13.200	(a)$12.487
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$—	(b)$10.441	(b)$13.090	(b)$12.322
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.459	(a)$13.200	(a)$12.487	(a)$16.715
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.441	(b)$13.090	(b)$12.322	(b)$16.411
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)250,339	(a)214,290	(a)198,448	(a)180,554
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)10,195	(b)0	(b)0	(b)0

Columbia VP-Mid Cap Growth Fund – CFT I Class 1 Shares (Inception Date – 4/07/03)
Beginning AUV	(a)$9.036	(a)$11.575	(a)$10.823	(a)$11.883	(a)$15.361	(a)$16.252	(a)$16.905	(a)$17.033	(a)$20.633	(a)$19.351
	(b)$8.203	(b)$10.429	(b)$9.708	(b)$10.687	(b)$13.783	(b)$14.509	(b)$15.017	(b)$15.055	(b)$18.146	(b)$16.933
Ending AUV	(a)$11.575	(a)$10.823	(a)$11.883	(a)$15.361	(a)$16.252	(a)$16.905	(a)$17.033	(a)$20.633	(a)$19.351	(a)$25.763
	(b)$10.429	(b)$9.708	(b)$10.687	(b)$13.783	(b)$14.509	(b)$15.017	(b)$15.055	(b)$18.146	(b)$16.933	(b)$22.433
Ending Number of AUs	(a)56,173	(a)32,082	(a)15,060	(a)10,108	(a)9,895	(a)9,304	(a)9,565	(a)8,893	(a)8,547	(a)8,050
	(b)16	(b)16	(b)16	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

Columbia VP-Overseas Core Fund – CFT I Class 2 Shares (Inception Date – 5/02/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$—	(a)$9.707	(a)$12.160	(a)$9.962
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$—	(b)$9.691	(b)$12.059	(b)$9.829
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.707	(a)$12.160	(a)$9.962	(a)$12.279
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.691	(b)$12.059	(b)$9.829	(b)$12.055
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)115,558	(a)101,331	(a)102,884	(a)93,007
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)5,591	(b)0	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.
*	This Variable Portfolio is only available if you purchased your contract prior to May 1, 2007.

If you purchased your contract after September 30, 2002, Class 3 shares (0.25% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust are offered in your contract.

	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Columbia VP-Small Company Growth Fund – CFT Class 1 Shares (Inception Date – 4/07/03)
Beginning AUV	(a)$9.721	(a)$12.291	(a)$11.434	(a)$12.613	(a)$17.451	(a)$16.391	(a)$16.761	(a)$18.613	(a)$23.695	(a)$22.926
	(b)$9.451	(b)$11.830	(b)$10.949	(b)$12.012	(b)$16.533	(b)$15.451	(b)$15.721	(b)$17.371	(b)$22.004	(b)$21.183
Ending AUV	(a)$12.291	(a)$11.434	(a)$12.613	(a)$17.451	(a)$16.391	(a)$16.761	(a)$18.613	(a)$23.695	(a)$22.926	(a)$31.770
	(b)$11.830	(b)$10.949	(b)$12.012	(b)$16.533	(b)$15.451	(b)$15.721	(b)$17.371	(b)$22.004	(b)$21.183	(b)$29.208
Ending Number of AUs	(a)72,546	(a)61,431	(a)39,280	(a)29,170	(a)26,314	(a)17,914	(a)16,152	(a)13,632	(a)11,734	(a)9,789
	(b)13	(b)13	(b)13	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

Equity Income Account – PVCF Class 2 Shares (Inception Date – 1/29/07)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$12.877	(a)$12.877	(a)$13.464	(a)$15.308	(a)$18.209	(a)$16.994
	(b)N/A	(b)N/A	(b)N/A	(b)$9.856	(b)$11.213	(b)$12.242	(b)$12.673	(b)$14.337	(b)$16.970	(b)$15.757
Ending AUV	(a)N/A	(a)N/A	(a)$10.292	(a)$12.877	(a)$12.877	(a)$13.464	(a)$15.308	(a)$18.209	(a)$16.994	(a)$21.555
	(b)N/A	(b)N/A	(b)$9.856	(b)$11.213	(b)$12.242	(b)$12.673	(b)$14.337	(b)$16.970	(b)$15.757	(b)$19.887
Ending Number of AUs	(a)N/A	(a)N/A	(a)131,537	(a)119,869	(a)119,869	(a)88,166	(a)73,963	(a)64,295	(a)52,143	(a)45,237
	(b)N/A	(b)N/A	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

Franklin Allocation VIP Fund – FTVIPT Class 2 Shares (Inception Date – 2/04/08)
Beginning AUV	(a)$8.488	(a)$9.217	(a)$8.938	(a)$10.153	(a)$12.378	(a)$12.538	(a)$11.582	(a)$12.911	(a)$14.240	(a)$12.671
	(b)$8.368	(b)$9.041	(b)$8.724	(b)$9.860	(b)$10.930	(b)$12.056	(b)$11.080	(b)$12.291	(b)$13.489	(b)$11.942
Ending AUV	(a)$9.217	(a)$8.938	(a)$10.153	(a)$12.378	(a)$12.538	(a)$11.582	(a)$12.911	(a)$14.240	(a)$12.671	(a)$14.959
	(b)$9.041	(b)$8.724	(b)$9.860	(b)$10.930	(b)$12.056	(b)$11.080	(b)$12.291	(b)$13.489	(b)$11.942	(b)$14.027
Ending Number of AUs	(a)1,213,609	(a)1,107,667	(a)1,015,427	(a)901,986	(a)818,849	(a)663,429	(a)512,248	(a)511,517	(a)453,291	(a)392,034
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

Franklin Income VIP Fund – FTVIPT Class 2 Shares (Inception Date – 2/04/08)
Beginning AUV	(a)$9.402	(a)$10.434	(a)$10.521	(a)$11.673	(a)$13.101	(a)$13.499	(a)$12.358	(a)$13.878	(a)$14.992	(a)$14.129
	(b)$9.243	(b)$10.205	(b)$10.239	(b)$11.304	(b)$12.179	(b)$12.942	(b)$11.788	(b)$13.174	(b)$14.160	(b)$13.278
Ending AUV	(a)$10.434	(a)$10.521	(a)$11.673	(a)$13.101	(a)$13.499	(a)$12.358	(a)$13.878	(a)$14.992	(a)$14.129	(a)$16.151
	(b)$10.205	(b)$10.239	(b)$11.304	(b)$12.179	(b)$12.942	(b)$11.788	(b)$13.174	(b)$14.160	(b)$13.278	(b)$15.102
Ending Number of AUs	(a)1,178,508	(a)1,578,964	(a)1,494,659	(a)1,241,439	(a)1,217,836	(a)965,600	(a)792,977	(a)687,873	(a)575,790	(a)509,601
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

Invesco V.I. American Franchise Fund – AVIF Series II Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$9.161	(a)$10.787	(a)$9.946	(a)$11.108	(a)$15.295	(a)$16.295	(a)$16.812	(a)$16.893	(a)$21.136	(a)$20.005
	(b)$8.834	(b)$10.342	(b)$9.483	(b)$10.538	(b)$11.684	(b)$15.306	(b)$15.712	(b)$15.710	(b)$19.558	(b)$18.419
Ending AUV	(a)$10.787	(a)$9.946	(a)$11.108	(a)$15.295	(a)$16.295	(a)$16.812	(a)$16.893	(a)$21.136	(a)$20.005	(a)$26.881
	(b)$10.342	(b)$9.483	(b)$10.538	(b)$11.684	(b)$15.306	(b)$15.712	(b)$15.710	(b)$19.558	(b)$18.419	(b)$24.626
Ending Number of AUs	(a)550,048	(a)428,208	(a)354,332	(a)239,846	(a)201,601	(a)165,036	(a)117,201	(a)105,514	(a)87,552	(a)69,759
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

Invesco V.I. Comstock Fund – AVIF Series II Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$10.880	(a)$12.397	(a)$11.953	(a)$14.000	(a)$18.707	(a)$20.101	(a)$18.572	(a)$21.400	(a)$24.783	(a)$21.388
	(b)$10.592	(b)$12.009	(b)$11.521	(b)$13.426	(b)$17.851	(b)$19.086	(b)$17.546	(b)$20.117	(b)$23.181	(b)$19.906
Ending AUV	(a)$12.397	(a)$11.953	(a)$14.000	(a)$18.707	(a)$20.101	(a)$18.572	(a)$21.400	(a)$24.783	(a)$21.388	(a)$26.320
	(b)$12.009	(b)$11.521	(b)$13.426	(b)$17.851	(b)$19.086	(b)$17.546	(b)$20.117	(b)$23.181	(b)$19.906	(b)$24.373
Ending Number of AUs	(a)4,675,833	(a)4,065,952	(a)3,415,925	(a)2,753,022	(a)2,273,591	(a)1,919,517	(a)1,539,050	(a)1,261,154	(a)1,079,899	(a)899,834
	(b)587	(b)587	(b)587	(b)587	(b)587	(b)587	(b)587	(b)587	(b)587	(b)0

Invesco V.I. Growth and Income Fund – AVIF Series II Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$12.692	(a)$14.024	(a)$13.500	(a)$15.203	(a)$20.032	(a)$21.696	(a)$20.661	(a)$24.304	(a)$27.298	(a)$23.230
	(b)$12.343	(b)$13.570	(b)$12.998	(b)$14.565	(b)$19.096	(b)$20.579	(b)$19.499	(b)$22.823	(b)$25.508	(b)$21.598
Ending AUV	(a)$14.024	(a)$13.500	(a)$15.203	(a)$20.032	(a)$21.696	(a)$20.661	(a)$24.304	(a)$27.298	(a)$23.230	(a)$28.565
	(b)$13.570	(b)$12.998	(b)$14.565	(b)$19.096	(b)$20.579	(b)$19.499	(b)$22.823	(b)$25.508	(b)$21.598	(b)$26.426
Ending Number of AUs	(a)10,025,266	(a)8,535,450	(a)7,244,489	(a)5,606,414	(a)4,546,031	(a)3,836,115	(a)3,035,546	(a)2,559,462	(a)2,224,470	(a)1,864,285
	(b)580	(b)580	(b)580	(b)580	(b)580	(b)580	(b)580	(b)580	(b)580	(b)0

Lord Abbett Growth and Income – LASF Class VC Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$10.278	(a)$11.885	(a)$10.994	(a)$12.137	(a)$16.246	(a)$17.226	(a)$16.480	(a)$19.010	(a)$21.230	(a)$19.205
	(b)$9.976	(b)$11.478	(b)$10.564	(b)$11.604	(b)$15.456	(b)$16.306	(b)$15.522	(b)$17.816	(b)$19.798	(b)$17.819
Ending AUV	(a)$11.885	(a)$10.994	(a)$12.137	(a)$16.246	(a)$17.226	(a)$16.480	(a)$19.010	(a)$21.230	(a)$19.205	(a)$23.170
	(b)$11.478	(b)$10.564	(b)$11.604	(b)$15.456	(b)$16.306	(b)$15.522	(b)$17.816	(b)$19.798	(b)$17.819	(b)$21.391
Ending Number of AUs	(a)5,434,465	(a)4,830,576	(a)4,278,388	(a)3,269,185	(a)2,688,312	(a)2,280,002	(a)1,859,549	(a)1,576,137	(a)1,286,555	(a)1,079,214
	(b)304	(b)304	(b)304	(b)304	(b)304	(b)304	(b)304	(b)304	(b)304	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

If you purchased your contract after September 30, 2002, Class 3 shares (0.25% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust are offered in your contract.

	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA AB Growth – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$29.638	(a)$32.099	(a)$30.810	(a)$35.293	(a)$47.659	(a)$53.455	(a)$58.431	(a)$59.024	(a)$76.549	(a)$76.939
	(b)$28.788	(b)$31.023	(b)$29.628	(b)$33.770	(b)$37.468	(b)$50.640	(b)$55.078	(b)$55.360	(b)$71.440	(b)$71.444
Ending AUV	(a)$32.099	(a)$30.810	(a)$35.293	(a)$47.659	(a)$53.455	(a)$58.431	(a)$59.024	(a)$76.549	(a)$76.939	(a)$101.957
	(b)$31.023	(b)$29.628	(b)$33.770	(b)$37.468	(b)$50.640	(b)$55.078	(b)$55.360	(b)$71.440	(b)$71.444	(b)$94.204
Ending Number of AUs	(a)2,053,518	(a)1,681,228	(a)1,414,853	(a)1,062,484	(a)822,257	(a)664,431	(a)542,693	(a)440,798	(a)1,117,449	(a)896,170
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA AB Small & Mid Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$16.419	(a)$20.299	(a)$18.349	(a)$21.380	(a)$28.945	(a)$31.035	(a)$28.710	(a)$35.248	(a)$39.162	(a)$32.658
	(b)$15.963	(b)$19.637	(b)$17.663	(b)$20.477	(b)$27.585	(b)$29.429	(b)$27.089	(b)$33.093	(b)$36.584	(b)$30.355
Ending AUV	(a)$20.299	(a)$18.349	(a)$21.380	(a)$28.945	(a)$31.035	(a)$28.710	(a)$35.248	(a)$39.162	(a)$32.658	(a)$38.508
	(b)$19.637	(b)$17.663	(b)$20.477	(b)$27.585	(b)$29.429	(b)$27.089	(b)$33.093	(b)$36.584	(b)$30.355	(b)$35.614
Ending Number of AUs	(a)5,939,568	(a)5,238,640	(a)4,374,096	(a)3,340,965	(a)2,609,710	(a)2,236,967	(a)1,748,343	(a)1,491,156	(a)1,294,937	(a)1,125,447
	(b)534	(b)534	(b)534	(b)526	(b)526	(b)526	(b)526	(b)526	(b)526	(b)0

SA American Funds Asset Allocation Portfolio – SAST Class 3 Shares (Inception Date – 5/01/07)
Beginning AUV	(a)$9.254	(a)$10.208	(a)$10.153	(a)$11.578	(a)$14.068	(a)$14.559	(a)$14.496	(a)$15.576	(a)$17.780	(a)$16.656
	(b)$9.105	(b)$9.994	(b)$9.890	(b)$11.222	(b)$13.567	(b)$13.971	(b)$13.841	(b)$14.799	(b)$16.808	(b)$15.666
Ending AUV	(a)$10.208	(a)$10.153	(a)$11.578	(a)$14.068	(a)$14.559	(a)$14.496	(a)$15.576	(a)$17.780	(a)$16.656	(a)$19.834
	(b)$9.994	(b)$9.890	(b)$11.222	(b)$13.567	(b)$13.971	(b)$13.841	(b)$14.799	(b)$16.808	(b)$15.666	(b)$18.563
Ending Number of AUs	(a)984,816	(a)954,537	(a)939,641	(a)882,777	(a)729,747	(a)663,346	(a)668,715	(a)609,804	(a)538,511	(a)495,224
	(b)13	(b)13	(b)12	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA American Funds Global Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/07)
Beginning AUV	(a)$10.244	(a)$11.240	(a)$10.058	(a)$12.109	(a)$15.365	(a)$15.431	(a)$16.211	(a)$16.021	(a)$20.688	(a)$18.484
	(b)$10.081	(b)$11.006	(b)$9.799	(b)$11.738	(b)$14.821	(b)$14.811	(b)$15.481	(b)$15.224	(b)$19.561	(b)$17.390
Ending AUV	(a)$11.240	(a)$10.058	(a)$12.109	(a)$15.365	(a)$15.431	(a)$16.211	(a)$16.021	(a)$20.688	(a)$18.484	(a)$24.564
	(b)$11.006	(b)$9.799	(b)$11.738	(b)$14.821	(b)$14.811	(b)$15.481	(b)$15.224	(b)$19.561	(b)$17.390	(b)$22.995
Ending Number of AUs	(a)3,475,673	(a)3,397,018	(a)2,972,151	(a)2,361,822	(a)2,030,924	(a)1,594,856	(a)1,461,755	(a)1,091,708	(a)903,063	(a)692,287
	(b)1,044	(b)1,044	(b)1,044	(b)1,032	(b)1,032	(b)1,032	(b)1,032	(b)1,032	(b)1,032	(b)0

SA American Funds Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/07)
Beginning AUV	(a)$8.535	(a)$9.337	(a)$9.000	(a)$10.384	(a)$13.614	(a)$14.787	(a)$14.734	(a)$16.138	(a)$19.397	(a)$21.261
	(b)$8.398	(b)$9.140	(b)$8.766	(b)$10.065	(b)$13.129	(b)$14.189	(b)$14.068	(b)$15.332	(b)$18.337	(b)$20.004
Ending AUV	(a)$9.337	(a)$9.000	(a)$10.384	(a)$13.614	(a)$14.787	(a)$14.734	(a)$16.138	(a)$19.397	(a)$21.261	(a)$27.304
	(b)$9.140	(b)$8.766	(b)$10.065	(b)$13.129	(b)$14.189	(b)$14.068	(b)$15.332	(b)$18.337	(b)$20.004	(b)$25.563
Ending Number of AUs	(a)5,092,652	(a)4,721,704	(a)4,292,972	(a)3,477,012	(a)2,862,627	(a)2,319,216	(a)1,969,583	(a)1,516,490	(a)1,114,636	(a)917,396
	(b)265	(b)265	(b)264	(b)250	(b)250	(b)250	(b)250	(b)250	(b)599	(b)0

SA American Funds Growth-Income Portfolio – SAST Class 3 Shares (Inception Date – 5/01/07)
Beginning AUV	(a)$8.838	(a)$10.300	(a)$9.680	(a)$11.208	(a)$14.323	(a)$15.262	(a)$16.015	(a)$17.222	(a)$21.701	(a)$18.711
	(b)$8.699	(b)$10.086	(b)$9.433	(b)$10.866	(b)$13.818	(b)$14.650	(b)$15.296	(b)$16.367	(b)$20.522	(b)$17.599
Ending AUV	(a)$10.300	(a)$9.680	(a)$11.208	(a)$14.323	(a)$15.262	(a)$16.015	(a)$17.222	(a)$21.701	(a)$18.711	(a)$23.174
	(b)$10.086	(b)$9.433	(b)$10.866	(b)$13.818	(b)$14.650	(b)$15.296	(b)$16.367	(b)$20.522	(b)$17.599	(b)$21.689
Ending Number of AUs	(a)4,557,051	(a)4,209,973	(a)3,875,262	(a)3,204,349	(a)2,679,898	(a)2,129,713	(a)1,921,135	(a)1,406,052	(a)1,187,278	(a)997,808
	(b)613	(b)613	(b)612	(b)599	(b)599	(b)599	(b)599	(b)599	(b)250	(b)0

SA Columbia Technology Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$2.016	(a)$2.382	(a)$2.214	(a)$2.344	(a)$2.900	(a)$3.556	(a)$3.846	(a)$4.415	(a)$5.864	(a)$5.293
	(b)$1.954	(b)$2.298	(b)$2.125	(b)$2.239	(b)$2.400	(b)$3.363	(b)$3.619	(b)$4.133	(b)$5.463	(b)$4.906
Ending AUV	(a)$2.382	(a)$2.214	(a)$2.344	(a)$2.900	(a)$3.556	(a)$3.846	(a)$4.415	(a)$5.864	(a)$5.293	(a)$8.086
	(b)$2.298	(b)$2.125	(b)$2.239	(b)$2.400	(b)$3.363	(b)$3.619	(b)$4.133	(b)$5.463	(b)$4.906	(b)$7.458
Ending Number of AUs	(a)4,549,474	(a)3,719,255	(a)3,137,775	(a)2,219,239	(a)1,959,161	(a)1,595,942	(a)1,331,933	(a)1,132,212	(a)945,761	(a)765,330
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA DFA Ultra Short Bond Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$13.286	(a)$13.022	(a)$12.758	(a)$12.503	(a)$12.253	(a)$12.004	(a)$11.768	(a)$11.552	(a)$11.430	(a)$11.396
	(b)$12.914	(b)$12.595	(b)$12.277	(b)$11.972	(b)$11.869	(b)$11.380	(b)$11.101	(b)$10.842	(b)$10.674	(b)$10.589
Ending AUV	(a)$13.022	(a)$12.758	(a)$12.503	(a)$12.253	(a)$12.004	(a)$11.768	(a)$11.552	(a)$11.430	(a)$11.396	(a)$11.447
	(b)$12.595	(b)$12.277	(b)$11.972	(b)$11.869	(b)$11.380	(b)$11.101	(b)$10.842	(b)$10.674	(b)$10.589	(b)$10.584
Ending Number of AUs	(a)6,120,505	(a)5,247,839	(a)4,511,830	(a)3,547,032	(a)2,760,321	(a)2,944,717	(a)2,545,466	(a)2,144,075	(a)1,807,477	(a)1,842,881
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

If you purchased your contract after September 30, 2002, Class 3 shares (0.25% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust are offered in your contract.

	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Dogs of Wall Street Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$10.593	(a)$12.149	(a)$13.450	(a)$15.040	(a)$20.188	(a)$21.967	(a)$22.028	(a)$25.523	(a)$29.795	(a)$29.181
	(b)$10.330	(b)$11.788	(b)$12.985	(b)$14.448	(b)$17.272	(b)$20.892	(b)$20.846	(b)$24.033	(b)$27.916	(b)$27.203
Ending AUV	(a)$12.149	(a)$13.450	(a)$15.040	(a)$20.188	(a)$21.967	(a)$22.028	(a)$25.523	(a)$29.795	(a)$29.181	(a)$35.783
	(b)$11.788	(b)$12.985	(b)$14.448	(b)$17.272	(b)$20.892	(b)$20.846	(b)$24.033	(b)$27.916	(b)$27.203	(b)$33.192
Ending Number of AUs	(a)659,381	(a)630,729	(a)696,142	(a)762,907	(a)639,735	(a)489,255	(a)479,308	(a)380,122	(a)300,947	(a)230,512
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA Federated Hermes Corporate Bond Portfolio (formerly SA Federated Corporate Bond Portfolio) – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$21.354	(a)$23.280	(a)$24.338	(a)$26.640	(a)$26.540	(a)$27.588	(a)$26.773	(a)$28.606	(a)$29.971	(a)$28.612
	(b)$20.804	(b)$22.569	(b)$23.477	(b)$25.569	(b)$26.139	(b)$26.216	(b)$25.314	(b)$26.913	(b)$28.057	(b)$26.650
Ending AUV	(a)$23.280	(a)$24.338	(a)$26.640	(a)$26.540	(a)$27.588	(a)$26.773	(a)$28.606	(a)$29.971	(a)$28.612	(a)$32.294
	(b)$22.569	(b)$23.477	(b)$25.569	(b)$26.139	(b)$26.216	(b)$25.314	(b)$26.913	(b)$28.057	(b)$26.650	(b)$29.929
Ending Number of AUs	(a)7,077,643	(a)5,847,674	(a)5,176,059	(a)4,743,951	(a)4,029,806	(a)3,352,374	(a)2,862,021	(a)2,549,965	(a)2,071,908	(a)1,845,110
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$18.458	(a)$21.742	(a)$23.102	(a)$26.607	(a)$25.596	(a)$32.634	(a)$32.647	(a)$34.843	(a)$36.077	(a)$33.134
	(b)$17.941	(b)$21.028	(b)$22.231	(b)$25.477	(b)$24.386	(b)$30.937	(b)$30.795	(b)$32.703	(b)$33.693	(b)$30.789
Ending AUV	(a)$21.742	(a)$23.102	(a)$26.607	(a)$25.596	(a)$32.634	(a)$32.647	(a)$34.843	(a)$36.077	(a)$33.134	(a)$41.107
	(b)$21.028	(b)$22.231	(b)$25.477	(b)$24.386	(b)$30.937	(b)$30.795	(b)$32.703	(b)$33.693	(b)$30.789	(b)$38.007
Ending Number of AUs	(a)2,595,608	(a)2,150,616	(a)1,920,827	(a)1,794,882	(a)1,267,260	(a)1,024,515	(a)848,910	(a)743,331	(a)593,842	(a)487,563
	(b)290	(b)290	(b)290	(b)290	(b)290	(b)290	(b)290	(b)290	(b)290	(b)0

SA Franklin Small Company Value Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$7.836	(a)$9.761	(a)$9.281	(a)$10.747	(a)$14.294	(a)$14.046	(a)$12.771	(a)$16.423	(a)$17.720	(a)$15.181
	(b)$7.694	(b)$9.537	(b)$9.022	(b)$10.395	(b)$13.757	(b)$13.451	(b)$12.169	(b)$15.571	(b)$16.717	(b)$14.250
Ending AUV	(a)$9.761	(a)$9.281	(a)$10.747	(a)$14.294	(a)$14.046	(a)$12.771	(a)$16.423	(a)$17.720	(a)$15.181	(a)$18.867
	(b)$9.537	(b)$9.022	(b)$10.395	(b)$13.757	(b)$13.451	(b)$12.169	(b)$15.571	(b)$16.717	(b)$14.250	(b)$17.621
Ending Number of AUs	(a)3,510,470	(a)3,196,735	(a)2,780,211	(a)2,176,250	(a)1,844,140	(a)1,622,103	(a)1,191,234	(a)997,459	(a)858,597	(a)719,447
	(b)519	(b)519	(b)519	(b)519	(b)519	(b)519	(b)519	(b)519	(b)519	(b)0

SA Goldman Sachs Global Bond Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$21.345	(a)$22.288	(a)$23.156	(a)$23.633	(a)$22.397	(a)$21.929	(a)$20.926	(a)$20.829	(a)$21.858	(a)$20.942
	(b)$20.663	(b)$21.467	(b)$22.192	(b)$22.536	(b)$21.902	(b)$20.704	(b)$19.658	(b)$19.469	(b)$20.330	(b)$19.380
Ending AUV	(a)$22.288	(a)$23.156	(a)$23.633	(a)$22.397	(a)$21.929	(a)$20.926	(a)$20.829	(a)$21.858	(a)$20.942	(a)$21.989
	(b)$21.467	(b)$22.192	(b)$22.536	(b)$21.902	(b)$20.704	(b)$19.658	(b)$19.469	(b)$20.330	(b)$19.380	(b)$20.248
Ending Number of AUs	(a)2,003,164	(a)1,692,703	(a)1,565,162	(a)1,481,963	(a)1,241,962	(a)1,016,064	(a)927,950	(a)884,610	(a)664,484	(a)608,366
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA Invesco Growth Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$4.897	(a)$5.982	(a)$5.738	(a)$6.627	(a)$8.973	(a)$9.144	(a)$8.924	(a)$9.112	(a)$11.177	(a)$10.455
	(b)$4.770	(b)$5.797	(b)$5.533	(b)$6.358	(b)$8.566	(b)$8.686	(b)$8.435	(b)$8.569	(b)$10.459	(b)$9.735
Ending AUV	(a)$5.982	(a)$5.738	(a)$6.627	(a)$8.973	(a)$9.144	(a)$8.924	(a)$9.112	(a)$11.177	(a)$10.455	(a)$13.252
	(b)$5.797	(b)$5.533	(b)$6.358	(b)$8.566	(b)$8.686	(b)$8.435	(b)$8.569	(b)$10.459	(b)$9.735	(b)$12.278
Ending Number of AUs	(a)4,192,390	(a)3,933,064	(a)3,419,846	(a)2,503,192	(a)1,906,825	(a)1,632,809	(a)1,336,086	(a)1,055,239	(a)848,092	(a)692,906
	(b)1,098	(b)1,098	(b)1,098	(b)1,098	(b)1,098	(b)1,098	(b)1,098	(b)1,098	(b)1,098	(b)0

SA Janus Focused Growth Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$10.052	(a)$11.594	(a)$11.227	(a)$12.271	(a)$16.240	(a)$17.747	(a)$17.483	(a)$16.928	(a)$21.647	(a)$21.541
	(b)$9.774	(b)$11.218	(b)$10.809	(b)$11.754	(b)$15.479	(b)$16.832	(b)$16.498	(b)$15.895	(b)$20.225	(b)$20.025
Ending AUV	(a)$11.594	(a)$11.227	(a)$12.271	(a)$16.240	(a)$17.747	(a)$17.483	(a)$16.928	(a)$21.647	(a)$21.541	(a)$28.844
	(b)$11.218	(b)$10.809	(b)$11.754	(b)$15.479	(b)$16.832	(b)$16.498	(b)$15.895	(b)$20.225	(b)$20.025	(b)$26.680
Ending Number of AUs	(a)1,664,935	(a)1,406,406	(a)1,282,844	(a)1,118,645	(a)898,116	(a)783,755	(a)614,011	(a)482,729	(a)390,022	(a)323,941
	(b)430	(b)430	(b)430	(b)430	(b)430	(b)430	(b)430	(b)430	(b)430	(b)0

SA JPMorgan Diversified Balanced Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$14.876	(a)$16.345	(a)$16.424	(a)$18.253	(a)$21.428	(a)$23.461	(a)$23.056	(a)$24.276	(a)$27.324	(a)$24.766
	(b)$14.444	(b)$15.792	(b)$15.788	(b)$17.460	(b)$19.046	(b)$22.218	(b)$21.726	(b)$22.761	(b)$25.492	(b)$22.989
Ending AUV	(a)$16.345	(a)$16.424	(a)$18.253	(a)$21.428	(a)$23.461	(a)$23.056	(a)$24.276	(a)$27.324	(a)$24.766	(a)$28.959
	(b)$15.792	(b)$15.788	(b)$17.460	(b)$19.046	(b)$22.218	(b)$21.726	(b)$22.761	(b)$25.492	(b)$22.989	(b)$26.747
Ending Number of AUs	(a)509,710	(a)462,920	(a)467,325	(a)439,089	(a)423,819	(a)341,693	(a)319,414	(a)288,937	(a)266,611	(a)245,079
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

If you purchased your contract after September 30, 2002, Class 3 shares (0.25% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust are offered in your contract.

	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA JPMorgan Emerging Markets Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$19.504	(a)$22.710	(a)$16.491	(a)$19.240	(a)$18.263	(a)$16.886	(a)$14.221	(a)$15.468	(a)$21.623	(a)$17.127
	(b)$18.968	(b)$21.975	(b)$15.878	(b)$18.432	(b)$17.409	(b)$16.016	(b)$13.421	(b)$14.525	(b)$20.204	(b)$15.923
Ending AUV	(a)$22.710	(a)$16.491	(a)$19.240	(a)$18.263	(a)$16.886	(a)$14.221	(a)$15.468	(a)$21.623	(a)$17.127	(a)$20.378
	(b)$21.975	(b)$15.878	(b)$18.432	(b)$17.409	(b)$16.016	(b)$13.421	(b)$14.525	(b)$20.204	(b)$15.923	(b)$18.850
Ending Number of AUs	(a)2,610,864	(a)2,368,932	(a)2,038,403	(a)1,865,607	(a)1,607,908	(a)1,478,774	(a)1,220,086	(a)889,473	(a)798,617	(a)699,611
	(b)168	(b)168	(b)168	(b)168	(b)168	(b)168	(b)168	(b)168	(b)168	(b)0

SA JPMorgan Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$24.102	(a)$26.402	(a)$28.103	(a)$31.403	(a)$40.652	(a)$45.573	(a)$43.799	(a)$49.724	(a)$57.789	(a)$54.245
	(b)$23.348	(b)$25.460	(b)$26.963	(b)$29.979	(b)$34.383	(b)$43.074	(b)$41.191	(b)$46.531	(b)$53.809	(b)$50.255
Ending AUV	(a)$26.402	(a)$28.103	(a)$31.403	(a)$40.652	(a)$45.573	(a)$43.799	(a)$49.724	(a)$57.789	(a)$54.245	(a)$67.765
	(b)$25.460	(b)$26.963	(b)$29.979	(b)$34.383	(b)$43.074	(b)$41.191	(b)$46.531	(b)$53.809	(b)$50.255	(b)$62.468
Ending Number of AUs	(a)256,001	(a)283,428	(a)286,264	(a)308,824	(a)273,624	(a)230,364	(a)203,564	(a)169,695	(a)141,761	(a)117,101
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA JPMorgan Global Equities Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$18.427	(a)$20.699	(a)$18.224	(a)$20.928	(a)$25.948	(a)$26.562	(a)$25.775	(a)$26.758	(a)$32.690	(a)$28.554
	(b)$17.855	(b)$19.957	(b)$17.483	(b)$19.976	(b)$22.133	(b)$25.103	(b)$24.238	(b)$25.037	(b)$30.435	(b)$26.451
Ending AUV	(a)$20.699	(a)$18.224	(a)$20.928	(a)$25.948	(a)$26.562	(a)$25.775	(a)$26.758	(a)$32.690	(a)$28.554	(a)$33.629
	(b)$19.957	(b)$17.483	(b)$19.976	(b)$22.133	(b)$25.103	(b)$24.238	(b)$25.037	(b)$30.435	(b)$26.451	(b)$30.996
Ending Number of AUs	(a)366,925	(a)297,833	(a)255,166	(a)213,565	(a)163,433	(a)133,694	(a)109,317	(a)90,890	(a)78,347	(a)70,186
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA JPMorgan MFS Core Bond Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$24.850	(a)$25.962	(a)$27.131	(a)$28.593	(a)$27.084	(a)$27.889	(a)$27.367	(a)$27.795	(a)$28.388	(a)$27.761
	(b)$24.218	(b)$25.176	(b)$26.178	(b)$27.451	(b)$25.873	(b)$26.509	(b)$25.884	(b)$26.157	(b)$26.582	(b)$25.865
Ending AUV	(a)$25.962	(a)$27.131	(a)$28.593	(a)$27.084	(a)$27.889	(a)$27.367	(a)$27.795	(a)$28.388	(a)$27.761	(a)$29.813
	(b)$25.176	(b)$26.178	(b)$27.451	(b)$25.873	(b)$26.509	(b)$25.884	(b)$26.157	(b)$26.582	(b)$25.865	(b)$27.638
Ending Number of AUs	(a)3,287,526	(a)2,982,051	(a)3,024,748	(a)2,653,204	(a)2,141,168	(a)1,732,225	(a)1,541,437	(a)1,394,031	(a)1,098,534	(a)1,017,629
	(b)82	(b)82	(b)82	(b)82	(b)82	(b)82	(b)82	(b)82	(b)82	(b)0

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$9.620	(a)$11.857	(a)$10.958	(a)$12.494	(a)$17.483	(a)$19.112	(a)$19.337	(a)$19.037	(a)$24.249	(a)$22.658
	(b)$9.307	(b)$11.414	(b)$10.496	(b)$11.907	(b)$16.579	(b)$18.033	(b)$18.154	(b)$17.784	(b)$22.540	(b)$20.956
Ending AUV	(a)$11.857	(a)$10.958	(a)$12.494	(a)$17.483	(a)$19.112	(a)$19.337	(a)$19.037	(a)$24.249	(a)$22.658	(a)$31.076
	(b)$11.414	(b)$10.496	(b)$11.907	(b)$16.579	(b)$18.033	(b)$18.154	(b)$17.784	(b)$22.540	(b)$20.956	(b)$28.598
Ending Number of AUs	(a)2,957,996	(a)2,578,427	(a)2,145,208	(a)1,635,903	(a)1,344,684	(a)1,120,571	(a)955,504	(a)776,133	(a)632,653	(a)495,537
	(b)231	(b)231	(b)231	(b)231	(b)231	(b)231	(b)231	(b)231	(b)231	(b)0

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$31.879	(a)$35.135	(a)$33.058	(a)$36.607	(a)$48.079	(a)$50.419	(a)$50.184	(a)$56.503	(a)$66.935	(a)$60.081
	(b)$30.982	(b)$33.976	(b)$31.808	(b)$35.047	(b)$45.801	(b)$47.791	(b)$47.331	(b)$53.025	(b)$62.503	(b)$55.822
Ending AUV	(a)$35.135	(a)$33.058	(a)$36.607	(a)$48.079	(a)$50.419	(a)$50.184	(a)$56.503	(a)$66.935	(a)$60.081	(a)$74.197
	(b)$33.976	(b)$31.808	(b)$35.047	(b)$45.801	(b)$47.791	(b)$47.331	(b)$53.025	(b)$62.503	(b)$55.822	(b)$68.593
Ending Number of AUs	(a)5,929,830	(a)5,057,127	(a)4,298,337	(a)3,314,920	(a)2,674,283	(a)2,194,913	(a)1,808,285	(a)1,519,059	(a)1,332,996	(a)1,119,668
	(b)171	(b)171	(b)171	(b)171	(b)171	(b)171	(b)171	(b)171	(b)171	(b)0

SA MFS Blue Chip Growth Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$5.681	(a)$6.279	(a)$5.824	(a)$6.384	(a)$8.404	(a)$9.240	(a)$9.476	(a)$9.902	(a)$12.359	(a)$11.504
	(b)$5.505	(b)$6.055	(b)$5.588	(b)$6.095	(b)$7.983	(b)$8.734	(b)$8.912	(b)$9.266	(b)$11.508	(b)$10.658
Ending AUV	(a)$6.279	(a)$5.824	(a)$6.384	(a)$8.404	(a)$9.240	(a)$9.476	(a)$9.902	(a)$12.359	(a)$11.504	(a)$14.941
	(b)$6.055	(b)$5.588	(b)$6.095	(b)$7.983	(b)$8.734	(b)$8.912	(b)$9.266	(b)$11.508	(b)$10.658	(b)$13.773
Ending Number of AUs	(a)1,232,362	(a)1,108,369	(a)990,421	(a)767,656	(a)725,752	(a)602,540	(a)510,608	(a)407,609	(a)362,852	(a)299,496
	(b)577	(b)577	(b)577	(b)577	(b)577	(b)577	(b)577	(b)577	(b)577	(b)0

SA MFS Massachusetts Investors Trust Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$20.866	(a)$22.794	(a)$21.966	(a)$25.713	(a)$33.301	(a)$36.276	(a)$35.717	(a)$38.123	(a)$46.227	(a)$42.958
	(b)$20.243	(b)$22.003	(b)$21.099	(b)$24.575	(b)$31.669	(b)$34.325	(b)$33.628	(b)$35.714	(b)$43.091	(b)$39.843
Ending AUV	(a)$22.794	(a)$21.966	(a)$25.713	(a)$33.301	(a)$36.276	(a)$35.717	(a)$38.123	(a)$46.227	(a)$42.958	(a)$55.638
	(b)$22.003	(b)$21.099	(b)$24.575	(b)$31.669	(b)$34.325	(b)$33.628	(b)$35.714	(b)$43.091	(b)$39.843	(b)$51.346
Ending Number of AUs	(a)1,610,509	(a)1,423,784	(a)1,274,264	(a)1,036,519	(a)844,623	(a)699,464	(a)593,421	(a)487,893	(a)402,512	(a)313,482
	(b)361	(b)361	(b)361	(b)361	(b)361	(b)361	(b)361	(b)361	(b)361	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

If you purchased your contract after September 30, 2002, Class 3 shares (0.25% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust are offered in your contract.

	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA MFS Total Return Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$25.360	(a)$27.416	(a)$27.454	(a)$30.024	(a)$35.105	(a)$37.403	(a)$36.578	(a)$39.198	(a)$43.221	(a)$40.015
	(b)$24.649	(b)$26.515	(b)$26.419	(b)$28.748	(b)$31.441	(b)$35.457	(b)$34.502	(b)$36.789	(b)$40.363	(b)$37.182
Ending AUV	(a)$27.416	(a)$27.454	(a)$30.024	(a)$35.105	(a)$37.403	(a)$36.578	(a)$39.198	(a)$43.221	(a)$40.015	(a)$47.316
	(b)$26.515	(b)$26.419	(b)$28.748	(b)$31.441	(b)$35.457	(b)$34.502	(b)$36.789	(b)$40.363	(b)$37.182	(b)$43.747
Ending Number of AUs	(a)3,460,118	(a)2,753,236	(a)2,357,821	(a)1,981,104	(a)1,599,357	(a)1,292,661	(a)1,103,796	(a)947,781	(a)826,675	(a)727,815
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA Morgan Stanley International Equities Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$12.324	(a)$13.137	(a)$11.021	(a)$12.706	(a)$15.059	(a)$13.544	(a)$13.342	(a)$12.852	(a)$15.790	(a)$13.352
	(b)$11.988	(b)$12.714	(b)$10.614	(b)$12.175	(b)$14.358	(b)$12.849	(b)$12.594	(b)$12.071	(b)$14.757	(b)$12.416
Ending AUV	(a)$13.137	(a)$11.021	(a)$12.706	(a)$15.059	(a)$13.544	(a)$13.342	(a)$12.852	(a)$15.790	(a)$13.352	(a)$15.807
	(b)$12.714	(b)$10.614	(b)$12.175	(b)$14.358	(b)$12.849	(b)$12.594	(b)$12.071	(b)$14.757	(b)$12.416	(b)$14.625
Ending Number of AUs	(a)7,215,867	(a)6,526,955	(a)5,394,628	(a)4,441,964	(a)3,912,079	(a)3,335,618	(a)2,958,098	(a)2,425,742	(a)2,136,396	(a)1,854,842
	(b)427	(b)427	(b)427	(b)427	(b)427	(b)427	(b)427	(b)427	(b)427	(b)0

SA Oppenheimer Main Street Large Cap Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$15.895	(a)$18.285	(a)$17.945	(a)$20.600	(a)$26.559	(a)$28.818	(a)$29.162	(a)$31.992	(a)$36.736	(a)$33.241
	(b)$15.408	(b)$17.632	(b)$17.215	(b)$19.663	(b)$21.995	(b)$27.234	(b)$27.422	(b)$29.933	(b)$34.201	(b)$30.792
Ending AUV	(a)$18.285	(a)$17.945	(a)$20.600	(a)$26.559	(a)$28.818	(a)$29.162	(a)$31.992	(a)$36.736	(a)$33.241	(a)$43.077
	(b)$17.632	(b)$17.215	(b)$19.663	(b)$21.995	(b)$27.234	(b)$27.422	(b)$29.933	(b)$34.201	(b)$30.792	(b)$39.704
Ending Number of AUs	(a)609,397	(a)513,063	(a)424,033	(a)401,046	(a)354,655	(a)278,761	(a)241,447	(a)209,373	(a)185,172	(a)147,208
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA PGI Asset Allocation Portfolio – AST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$24.162	(a)$27.027	(a)$26.799	(a)$29.473	(a)$34.137	(a)$36.040	(a)$34.798	(a)$37.873	(a)$42.328	(a)$39.700
	(b)$23.699	(b)$26.376	(b)$26.022	(b)$28.475	(b)$30.902	(b)$34.474	(b)$33.119	(b)$35,867	(b)$39.886	(b)$37.222
Ending AUV	(a)$27.027	(a)$26.799	(a)$29.473	(a)$34.137	(a)$36.040	(a)$34.798	(a)$37.873	(a)$42.328	(a)$39.700	(a)$47.003
	(b)$26.376	(b)$26.022	(b)$28.475	(b)$30.902	(b)$34.474	(b)$33.119	(b)$35.867	(b)$39.886	(b)$37.222	(b)$43.850
Ending Number of AUs	(a)11,781	(a)17,374	(a)14,810	(a)11,455	(a)9,440	(a)7,673	(a)4,955	(a)4,249	(a)4,160	(a)3,613
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA PineBridge High-Yield Bond Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$19.294	(a)$21.723	(a)$22.255	(a)$25.579	(a)$27.118	(a)$26.868	(a)$25.263	(a)$29.351	(a)$31.645	(a)$29.900
	(b)$18.751	(b)$21.006	(b)$21.414	(b)$24.488	(b)$25.878	(b)$25.467	(b)$23.826	(b)$27.544	(b)$29.549	(b)$27.779
Ending AUV	(a)$21.723	(a)$22.255	(a)$25.579	(a)$27.118	(a)$26.868	(a)$25.263	(a)$29.351	(a)$31.645	(a)$29.900	(a)$33.708
	(b)$21.006	(b)$21.414	(b)$24.488	(b)$25.878	(b)$25.467	(b)$23.826	(b)$27.544	(b)$29.549	(b)$27.779	(b)$31.161
Ending Number of AUs	(a)1,850,960	(a)1,679,489	(a)1,528,526	(a)1,408,379	(a)1,022,969	(a)769,967	(a)685,518	(a)550,355	(a)422,900	(a)391,681
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA Putnam International Growth and Income Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$13.095	(a)$13.778	(a)$11.669	(a)$13.905	(a)$16.673	(a)$14.832	(a)$14.338	(a)$14.299	(a)$17.490	(a)$14.156
	(b)$12.783	(b)$13.382	(b)$11.277	(b)$13.371	(b)$14.642	(b)$14.120	(b)$13.582	(b)$13.478	(b)$16.404	(b)$13.209
Ending AUV	(a)$13.778	(a)$11.669	(a)$13.905	(a)$16.673	(a)$14.832	(a)$14.338	(a)$14.299	(a)$17.490	(a)$14.156	(a)$16.735
	(b)$13.382	(b)$11.277	(b)$13.371	(b)$14.642	(b)$14.120	(b)$13.582	(b)$13.478	(b)$16.404	(b)$13.209	(b)$15.538
Ending Number of AUs	(a)5,658,894	(a)5,393,855	(a)4,574,249	(a)3,765,249	(a)3,502,001	(a)2,980,508	(a)2,626,793	(a)2,046,290	(a)1,837,021	(a)1,564,316
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA Templeton Foreign Value Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$16.636	(a)$16.865	(a)$14.641	(a)$17.202	(a)$20.854	(a)$19.108	(a)$17.901	(a)$17.836	(a)$21.338	(a)$17.576
	(b)$16.148	(b)$16.289	(b)$14.071	(b)$16.449	(b)$19.843	(b)$18.090	(b)$16.863	(b)$16.718	(b)$19.901	(b)$16.311
Ending AUV	(a)$16.865	(a)$14.641	(a)$17.202	(a)$20.854	(a)$19.108	(a)$17.901	(a)$17.836	(a)$21.338	(a)$17.576	(a)$19.371
	(b)$16.289	(b)$14.071	(b)$16.449	(b)$19.843	(b)$18.090	(b)$16.863	(b)$16.718	(b)$19.901	(b)$16.311	(b)$17.886
Ending Number of AUs	(a)6,984,027	(a)6,244,716	(a)5,154,162	(a)4,020,479	(a)3,453,150	(a)2,957,660	(a)2,662,658	(a)2,250,714	(a)2,048,198	(a)1,844,465
	(b)623	(b)623	(b)623	(b)623	(b)623	(b)623	(b)623	(b)623	(b)623	(b)0

SA VCP Dynamic Allocation Portfolio – SAST Class 3 Shares (Inception Date – 6/18/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$10.034	(a)$10.517	(a)$12.134	(a)$12.468	(a)$11.647	(a)$11.988	(a)$14.164	(a)$12.997
	(b)N/A	(b)N/A	(b)$9.994	(b)$10.423	(b)$11.352	(b)$12.209	(b)$11.348	(b)$11.623	(b)$13.664	(b)$12.476
Ending AUV	(a)N/A	(a)N/A	(a)$10.517	(a)$12.134	(a)$12.468	(a)$11.647	(a)$11.988	(a)$14.164	(a)$12.997	(a)$15.412
	(b)N/A	(b)N/A	(b)$10.423	(b)$11.352	(b)$12.209	(b)$11.348	(b)$11.623	(b)$13.664	(b)$12.476	(b)$14.720
Ending Number of AUs	(a)N/A	(a)N/A	(a)35,027	(a)1,925,857	(a)2,744,637	(a)2,581,906	(a)2,465,390	(a)2,453,242	(a)2,500,515	(a)2,208,260
	(b)N/A	(b)N/A	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

If you purchased your contract after September 30, 2002, Class 3 shares (0.25% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust are offered in your contract.

	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA VCP Dynamic Strategy Portfolio – SAST Class 3 Shares (Inception Date – 7/16/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.416	(a)$12.060	(a)$12.389	(a)$11.542	(a)$11.953	(a)$13.935	(a)$12.738
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.377	(b)$11.365	(b)$12.220	(b)$11.327	(b)$11.673	(b)$13.541	(b)$12.315
Ending AUV	(a)N/A	(a)N/A	(a)$10.416	(a)$12.060	(a)$12.389	(a)$11.542	(a)$11.953	(a)$13.935	(a)$12.738	(a)$14.981
	(b)N/A	(b)N/A	(b)$10.377	(b)$11.365	(b)$12.220	(b)$11.327	(b)$11.673	(b)$13.541	(b)$12.315	(b)$14.411
Ending Number of AUs	(a)N/A	(a)N/A	(a)1,336	(a)2,057,766	(a)2,855,234	(a)2,607,343	(a)2,391,893	(a)2,416,273	(a)2,325,090	(a)2,031,849
	(b)N/A	(b)N/A	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA Wellington Capital Appreciation Portfolio – AST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$42.640	(a)$51.414	(a)$46.952	(a)$57.150	(a)$76.263	(a)$86.347	(a)$92.239	(a)$92.422	(a)$120.571	(a)$117.565
	(b)$41.439	(b)$49.718	(b)$45.176	(b)$54.713	(b)$72.649	(b)$81.845	(b)$86.993	(b)$86.732	(b)$112.586	(b)$109.229
Ending AUV	(a)$51.414	(a)$46.952	(a)$57.150	(a)$76.263	(a)$86.347	(a)$92.239	(a)$92.422	(a)$120.571	(a)$117.565	(a)$151.502
	(b)$49.718	(b)$45.176	(b)$54.713	(b)$72.649	(b)$81.845	(b)$86.993	(b)$86.732	(b)$112.586	(b)$109.229	(b)$140.057
Ending Number of AUs	(a)3,273,076	(a)2,863,451	(a)2,344,932	(a)1,775,419	(a)1,394,436	(a)1,115,766	(a)941,436	(a)755,025	(a)632,311	(a)519,910
	(b)103	(b)103	(b)103	(b)103	(b)103	(b)103	(b)103	(b)103	(b)103	(b)0

SA Wellington Government and Quality Bond Portfolio – AST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$18.913	(a)$19.507	(a)$20.524	(a)$20.928	(a)$20.132	(a)$20.801	(a)$20.547	(a)$20.483	(a)$20.730	(a)$20.373
	(b)$18.396	(b)$18.880	(b)$19.764	(b)$20.053	(b)$20.008	(b)$19.734	(b)$19.395	(b)$19.239	(b)$19.374	(b)$18.945
Ending AUV	(a)$19.507	(a)$20.524	(a)$20.928	(a)$20.132	(a)$20.801	(a)$20.547	(a)$20.483	(a)$20.730	(a)$20.373	(a)$21.482
	(b)$18.880	(b)$19.764	(b)$20.053	(b)$20.008	(b)$19.734	(b)$19.395	(b)$19.239	(b)$19.374	(b)$18.945	(b)$19.876
Ending Number of AUs	(a)11,113,465	(a)8,941,808	(a)8,119,895	(a)7,492,786	(a)6,163,328	(a)5,052,831	(a)4,542,217	(a)4,115,362	(a)3,307,061	(a)3,135,912
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA Wellington Real Return Portfolio – SST Class 3 Shares (Inception Date – 5/03/10)
Beginning AUV	(a)$11.303	(a)$11.400	(a)$11.901	(a)$12.166	(a)$11.355	(a)$11.367	(a)$11.044	(a)$11.280	(a)$11.324	(a)$11.130
	(b)$11.283	(b)$11.342	(b)$11.782	(b)$11.984	(b)$11.890	(b)$11.085	(b)$10.716	(b)$10.891	(b)$10.879	(b)$10.639
Ending AUV	(a)$11.400	(a)$11.901	(a)$12.166	(a)$11.355	(a)$11.367	(a)$11.044	(a)$11.280	(a)$11.324	(a)$11.130	(a)$11.569
	(b)$11.342	(b)$11.782	(b)$11.984	(b)$11.890	(b)$11.085	(b)$10.716	(b)$10.891	(b)$10.879	(b)$10.639	(b)$11.003
Ending Number of AUs	(a)367,050	(a)689,381	(a)843,258	(a)971,371	(a)918,732	(a)732,772	(a)652,397	(a)627,528	(a)514,252	(a)484,666
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA WellsCap Aggressive Growth Portfolio – SAST Class 3 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$10.892	(a)$12.966	(a)$12.486	(a)$14.256	(a)$20.022	(a)$19.779	(a)$19.202	(a)$20.258	(a)$25.792	(a)$23.617
	(b)$10.590	(b)$12.542	(b)$12.019	(b)$13.654	(b)$15.799	(b)$18.755	(b)$18.117	(b)$19.019	(b)$24.094	(b)$21.951
Ending AUV	(a)$12.966	(a)$12.486	(a)$14.256	(a)$20.022	(a)$19.779	(a)$19.202	(a)$20.258	(a)$25.792	(a)$23.617	(a)$32.317
	(b)$12.542	(b)$12.019	(b)$13.654	(b)$15.799	(b)$18.755	(b)$18.117	(b)$19.019	(b)$24.094	(b)$21.951	(b)$29.888
Ending Number of AUs	(a)447,748	(a)405,017	(a)339,282	(a)293,197	(a)222,806	(a)185,618	(a)148,899	(a)107,223	(a)88,931	(a)84,407
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SAM Balanced – PVCF Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$9.414	(a)$10.509	(a)$10.426	(a)$11.548	(a)$13.346	(a)$14.011	(a)$13.650	(a)$14.335	(a)$16.220	(a)$15.135
	(b)$8.943	(b)$9.949	(b)$9.829	(b)$10.820	(b)$11.741	(b)$12.992	(b)$12.595	(b)$13.161	(b)$14.817	(b)$13.756
Ending AUV	(a)$10.509	(a)$10.426	(a)$11.548	(a)$13.346	(a)$14.011	(a)$13.650	(a)$14.335	(a)$16.220	(a)$15.135	(a)$17.849
	(b)$9.949	(b)$9.829	(b)$10.820	(b)$11.741	(b)$12.992	(b)$12.595	(b)$13.161	(b)$14.817	(b)$13.756	(b)$16.143
Ending Number of AUs	(a)1,515,016	(a)1,274,725	(a)1,115,711	(a)956,861	(a)728,665	(a)658,501	(a)528,177	(a)471,846	(a)413,381	(a)349,198
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SAM Conservative Balanced – PVCF Class 2 Shares (Inception Date – 1/29/07)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)$12.027	(a)$13.179	(a)$13.179	(a)$13.414	(a)$14.016	(a)$15.343	(a)$14.543
	(b)N/A	(b)N/A	(b)N/A	(b)$11.773	(b)$12.525	(b)$12.879	(b)$12.979	(b)$13.493	(b)$14.698	(b)$13.862
Ending AUV	(a)N/A	(a)N/A	(a)$12.027	(a)$13.179	(a)$13.179	(a)$13.414	(a)$14.016	(a)$15.343	(a)$14.543	(a)$16.568
	(b)N/A	(b)N/A	(b)$11.773	(b)$12.525	(b)$12.879	(b)$12.979	(b)$13.493	(b)$14.698	(b)$13.862	(b)$15.712
Ending Number of AUs	(a)N/A	(a)N/A	(a)2,314	(a)2,361	(a)2,361	(a)1,605	(a)1,611	(a)1,675	(a)1,611	(a)1,640
	(b)N/A	(b)N/A	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SAM Conservative Growth – PVCF Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$9.242	(a)$10.460	(a)$10.238	(a)$11.476	(a)$13.884	(a)$14.651	(a)$14.236	(a)$14.970	(a)$17.614	(a)$16.164
	(b)$8.822	(b)$9.903	(b)$9.590	(b)$10.663	(b)$11.793	(b)$13.456	(b)$13.010	(b)$13.612	(b)$15.937	(b)$14.552
Ending AUV	(a)$10.460	(a)$10.238	(a)$11.476	(a)$13.884	(a)$14.651	(a)$14.236	(a)$14.970	(a)$17.614	(a)$16.164	(a)$19.691
	(b)$9.903	(b)$9.590	(b)$10.663	(b)$11.793	(b)$13.456	(b)$13.010	(b)$13.612	(b)$15.937	(b)$14.552	(b)$17.638
Ending Number of AUs	(a)829,482	(a)705,421	(a)561,989	(a)496,783	(a)380,774	(a)345,960	(a)301,240	(a)257,683	(a)218,717	(a)202,936
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

If you purchased your contract after September 30, 2002, Class 3 shares (0.25% 12b-1 fees) of Anchor Series Trust and SunAmerica Series Trust are offered in your contract.

	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SAM Flexible Income – PVCF Class 2 Shares (Inception Date – 1/29/07)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)$12.497	(a)$13.227	(a)$13.227	(a)$13.365	(a)$14.050	(a)$14.964	(a)$14.413
	(b)N/A	(b)N/A	(b)N/A	(b)$11.973	(b)$12.539	(b)$12.625	(b)$12.629	(b)$13.211	(b)$14.001	(b)$13.418
Ending AUV	(a)N/A	(a)N/A	(a)$12.497	(a)$13.227	(a)$13.227	(a)$13.365	(a)$14.050	(a)$14.964	(a)$14.413	(a)$16.037
	(b)N/A	(b)N/A	(b)$11.973	(b)$12.539	(b)$12.625	(b)$12.629	(b)$13.211	(b)$14.001	(b)$13.418	(b)$14.855
Ending Number of AUs	(a)N/A	(a)N/A	(a)2,107	(a)2,196	(a)2,196	(a)872	(a)822	(a)833	(a)750	(a)753
	(b)N/A	(b)N/A	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SAM Strategic Growth – PVCF Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$9.708	(a)$11.108	(a)$10.708	(a)$12.153	(a)$15.214	(a)$16.237	(a)$15.692	(a)$16.369	(a)$35.187	(a)$17.646
	(b)$9.273	(b)$10.645	(b)$10.261	(b)$11.660	(b)$13.139	(b)$15.451	(b)$14.859	(b)$15.422	(b)$32.377	(b)$16.460
Ending AUV	(a)$11.108	(a)$10.708	(a)$12.153	(a)$15.214	(a)$16.237	(a)$15.692	(a)$16.369	(a)$35.187	(a)$17.646	(a)$22.096
	(b)$10.645	(b)$10.261	(b)$11.660	(b)$13.139	(b)$15.451	(b)$14.859	(b)$15.422	(b)$32.377	(b)$16.460	(b)$20.508
Ending Number of AUs	(a)265,040	(a)243,821	(a)229,822	(a)182,397	(a)151,369	(a)132,773	(a)119,770	(a)26,399	(a)70,434	(a)56,582
	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)11,216	(b)0	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit.

Appendix B – Death Benefits Following Spousal Continuation

The following details the death benefit payable upon the Continuing Spouse’s death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse’s date of death.
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
We define “Continuation Net Purchase Payments” as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.
The term “Continuation Purchase Payment” is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date. If you elected a Living Benefit, we will not accept Continuation Purchase Payments after the 5th contract year.
The term “withdrawals” as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.
The term “Withdrawal Adjustment” is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse’s 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse’s 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
The Company will not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Purchase Payments are received on or after the Continuing Spouse’s 86th birthday.
The following is a description of the Maximum Anniversary Value and Combination HV & Roll-Up
death benefits following Spousal Continuation for contracts issued on or after May 1, 2009:
The death benefit is calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.
Maximum Anniversary Value Payable Upon Continuing Spouse’s Death:
The following describes the death benefit without election of a Living Benefit:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Net Purchase Payments; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.
If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:
a.	Contract value; or
b.	The lesser of:
(1)	Continuation Net Purchase Payments; or
(2)	125% of the contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.
The following describes the death benefit with election of a Living Benefit:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:
(i)	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or
(ii)	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the Continuing Spouse is age 83-85 on the Continuation date, the death benefit will be the greater of:
a.	Contract value; or
b.	The lesser of:
(1)	Continuation Net Purchase Payments; or
(2)	125% of the contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.
If the original Owner elected the optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:
1.	Contract value; or
2.	Maximum Anniversary Value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.
3.	Continuation Net Purchase Payments received prior to the Continuing Spouse’s 80th birthday accumulated at 5% through the earliest of:
(a)	15 years after the contract date; or
(b)	The day before the Continuing Spouse’s 80th birthday; or
(c)	The Continuing Spouse’s date of death, adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.
If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.
If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.
The following is a description of the Purchase Payment Accumulation and Maximum Anniversary Value death benefit options following Spousal Continuation for contracts issued between June 2, 2004 and April 30, 2009:
Purchase Payment Accumulation Option Payable Upon Continuing Spouse’s Death:
If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:
1.	Contract value; or
2.	Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse’s 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse’s 75th birthday; or
3.	Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.
If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:
1.	Contract value; or
2.	Continuation Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse’s 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.
If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:
1.	Contact value; or
2.	The lesser of:
a.	Continuation Net Purchase Payments; or
b.	125% of contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.
Maximum Anniversary Value Option Payable Upon Continuing Spouse’s Death:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
1.	Contract value; or
2.	Continuation Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse’s 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.
If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:
1.	Contact value; or
2.	The lesser of:
a.	Continuation Net Purchase Payments; or
b.	125% of contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.
If the contract was issued between June 2, 2004 and May 1, 2007, and the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.
The following is a description of the Purchase Payment Accumulation and Maximum Anniversary Value death benefit options following Spousal Continuation for contracts issued between October 24, 2001 and June 1, 2004:
Purchase Payment Accumulation Option Payable Upon Continuing Spouse’s Death:
If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:
1.	The contract value; or
2.	Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or
3.	Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.
If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:
1.	Contract value; or
2.	Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or
3.	Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.
Maximum Anniversary Value Option Payable Upon Continuing Spouse’s Death:
If the Continuing Spouse is below age 90 at the time of death, and:
If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:
1.	Contract value; or
2.	Continuation Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse’s 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.
If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments received since the original issue date; or
3.	Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse’s 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.
If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.
The following is a description of the Purchase Payment Accumulation and Maximum Anniversary Value death benefit options following Spousal Continuation for contracts issued prior to October 24, 2001:
Purchase Payment Accumulation Option Payable Upon Continuing Spouse’s Death:
If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:
1.	Contract value; or
2.	Contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or
3.	Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.
If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:
1.	Contract value; or
2.	Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or
3.	The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.
Maximum Anniversary Value Death Benefit Option Following Spousal Continuation:
If the Continuing Spouse is below age 90 at the time of death, and:
If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:
1.	Contract value; or

2.	Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or
3.	Maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse’s 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.
If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:
1.	Contract value; or
2.	Net Purchase Payments received since the original issue date; or
3.	Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse’s 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.
If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.
The EstatePlus Benefit Payable upon Continuing Spouse’s Death:
The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.
If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the “EstatePlus Percentage”), subject to a maximum dollar amount (the “Maximum EstatePlus Percentage”), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.
On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
Years 0-4	25% of Earnings	40% of Continuation Net Purchase Payments*
Years 5-9	40% of Earnings	65% of Continuation Net Purchase Payments*
Years 10+	50% of Earnings	75% of Continuation Net Purchase Payments*
On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
All Contract Years	25% of Earnings	40% of Continuation Net Purchase Payments*
*	Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.
What is the Contract Year of Death?
Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse’s date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.
What is the EstatePlus benefit?
We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse’s death. For the purpose of this calculation, earnings equals (1) minus (2) where
(1)	equals the contract value on the Continuing Spouse’s date of death;
(2)	equals the Continuation Net Purchase Payment(s).
What is the Maximum EstatePlus amount?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.
We reserve the right to modify, suspend or terminate the Spousal Continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

Appendix C – State Contract Availability and/or Variability

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Administration Charge	Contract Maintenance Fee is $30.	North Dakota
Death Benefits	If the contract is issued on or after your 83rd birthday, but before your 86th birthday, the Maximum Anniversary Value death benefit is the greater of: 1) contract value or 2) Net Purchase Payments. The Combination HV & Roll-Up and EstatePlus death benefits are not available.	Washington
Death Benefits Upon Spousal Continuation	If you continue your contract on or after your 83rd birthday, the death benefit is equal to contract value.	Washington
Income Phase	You may begin the Income Phase any time after your first contract anniversary.	Florida
MarketLock Income Plus MarketLock For Life Plus MarketLock For Life	You may elect the current Maximum Anniversary Withdrawal Amount to be received monthly.	Oregon
MarketLock Income Plus MarketLock For Life Plus MarketLock For Life MarketLock MarketLock For Two Polaris Income Rewards Capital Protector	Charge will be deducted pro-rata from Variable Portfolios only.	Oregon Texas Washington
Premium Tax	We deduct premium tax charges of 0.50% for Qualified contracts and 2.35% for Non-Qualified contracts based on contract value when you begin the Income Phase.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on contract value when you begin the Income Phase.	Nevada
Premium Tax	For the first $500,000 in the contract, we deduct premium tax charges of 1.25% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	South Dakota
Premium Tax	We deduct premium tax charges of 1.0% for Qualified contracts and 1.0% for Non-Qualified contracts based on contract value when you begin the Income Phase.	West Virginia
Premium Tax	We deduct premium tax charges of 1.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Wyoming
Systematic Withdrawal	Minimum withdrawal amount is $250 per withdrawal or the penalty free withdrawal amount.	Oregon
Transfer Privilege	Any transfer over the limit of 15 will incur a $10 transfer fee.	Pennsylvania Texas
C-1

Appendix D – The Guarantee for Contracts Issued Prior to December 29, 2006

GUARANTEE OF INSURANCE OBLIGATIONS
The Company’s insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the “Guarantee”) by American Home Assurance Company (“American Home” or “Guarantor”).
As of December 29, 2006 at 4:00 p.m. Eastern Time (the “Point of Termination”), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, Living Benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.
Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. Please see THE COMPANY above for more details regarding the Merger.
American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.
D-1

Appendix E – MarketLock income plus, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE extension Parameters

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus Living Benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the MarketLock For Life Living Benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the “Extension”) depending on which MarketLock feature you elected at the time of purchase:
MarketLock Feature	Contract Purchase Dates
MarketLock Income Plus	May 4, 2009 – January 18, 2010
MarketLock For Life Plus	May 4, 2009 – January 18, 2010
MarketLock For Life	May 4, 2009 – January 20, 2012
In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your Living Benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.
As a reminder, you also have the option to cancel your Living Benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your Living Benefit, you will no longer receive the guarantees of the Living Benefit and you will no longer be charged the fee.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
For information on the MarketLock Feature you elected at purchase, please see the MarketLock Income Plus, MarketLock For Life Plus and MarketLock For Life sections under OPTIONAL LIVING BENEFITS.
How do I elect the Extension?
To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income
Plus or MarketLock For Life Plus Living Benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life Living Benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.
As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.
What is the fee if I elect the Extension?
If you elect MarketLock Income Plus Extension, the fee for the Living Benefit will be increased by 0.10% as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	1.10%	1.20%
Two	1.35%	1.45%
If you elect MarketLock For Life Plus Extension, the fee for the Living Benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.95%	1.20%
Two	1.25%	1.45%
If you elect MarketLock For Life Extension, the fee for the Living Benefit will be increased by 0.25% as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.70%	0.95%
Two	0.95%	1.20%
What are the investment requirements if I elect the Extension?
The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:
Option 1	Up to 100% in one or more of the following: Goldman Sachs VIT Government Money Market Fund[1] SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy
Option 2	At least 50% and up to 100% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund[1]
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable Portfolios:
Franklin Income VIP Fund
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
Option 3	25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see APPENDIX F - POLARIS PORTFOLIO PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for the allocations for the formerly available Polaris Portfolio Allocator Models.
Option 4	At least 50% and up to 100% in one or more of the following:
Goldman Sachs VIT Government Money Market Fund[1]
SA DFA Ultra Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 35%	Columbia VP-Dividend Opportunity Fund[1]
Columbia VP-Income Opportunities Fund[1]
Columbia VP-Mid Cap Growth Fund[1]
Columbia VP-Overseas Core Fund[1]
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA American Funds Asset Allocation
SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PGI Asset Allocation
SA PineBridge High Yield Bond
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
SAM Balanced[1]
SAM Conservative Growth
SAM Strategic Growth
VP Loomis Sayles Growth Fund[1]

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 5%	Columbia VP-Large Cap Growth Fund[1]
Columbia VP-Small Company Growth Fund[1]
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Emerging Markets
SA JPMorgan Mid-Cap Growth
1  Only available if you purchased your contract through Banc of America Investment Services, Inc.

Appendix F – POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS
ISSUED PRIOR TO FEBRUARY 6, 2017

Effective on February 6, 2017, the Polaris Allocator Program is no longer offered.
If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
Additionally, if you elected a Living Benefit which allowed Polaris Portfolio Allocator Models as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your living benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the table below (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4
Invesco V.I. Comstock Fund	5.00%	5.00%	6.00%	8.00%
Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%	8.00%
SA AB Growth	3.00%	4.00%	4.00%	6.00%
SA AB Small & Mid Cap Value	1.00%	1.00%	1.00%	2.00%
SA American Funds Global Growth	2.00%	3.00%	4.00%	6.00%
SA American Funds Growth-Income	0.00%	0.00%	1.00%	4.00%
SA DFA Ultra Short Bond	2.00%	1.00%	0.00%	0.00%
SA Dogs of Wall Street	3.00%	3.00%	3.00%	5.00%
SA Federated Hermes Corporate Bond	10.00%	8.00%	7.00%	1.00%
SA Fidelity Institutional AM® Real Estate	0.00%	0.00%	0.00%	1.00%
SA Franklin Small Company Value	0.00%	2.00%	2.00%	1.00%
SA Goldman Sachs Global Bond	4.00%	4.00%	2.00%	2.00%
SA Janus Focused Growth*	0.00%	1.00%	1.00%	2.00%
SA JPMorgan Emerging Markets	0.00%	1.00%	2.00%	2.00%
SA JPMorgan Equity-Income	6.00%	7.00%	8.00%	8.00%
SA JPMorgan MFS Core Bond	17.00%	13.00%	10.00%	5.00%
SA Legg Mason BW Large Cap Value	4.00%	4.00%	4.00%	5.00%
SA MFS Blue Chip Growth	2.00%	3.00%	4.00%	4.00%
SA MFS Massachusetts Investors Trust	6.00%	6.00%	7.00%	8.00%
SA Morgan Stanley International Equities	3.00%	3.00%	4.00%	5.00%
SA Oppenheimer Main Street Large Cap	3.00%	4.00%	4.00%	6.00%
SA PineBridge High-Yield Bond	4.00%	3.00%	2.00%	0.00%
SA Templeton Foreign Value	3.00%	3.00%	3.00%	4.00%
SA Wellington Capital Appreciation	3.00%	3.00%	4.00%	5.00%
SA Wellington Government and Quality Bond	8.00%	8.00%	7.00%	2.00%
SA Wellington Real Return	5.00%	3.00%	2.00%	0.00%
Total	100%	100%	100%	100%

F-1

Please forward a copy (without charge) of the Polaris PlatinumII Variable Annuity Statement of Additional Information to:
(Please print or type and fill in all information.)

Name

Address

City/State/Zip

Contract Issue Date:

Date:	Signed:
Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

STATEMENT OF ADDITIONAL INFORMATION
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY
AMERICAN GENERAL LIFE INSURANCE COMPANY
IN CONNECTION WITH
VARIABLE SEPARATE ACCOUNT
POLARIS PLATINUM II VARIABLE ANNUITY
This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated April 30, 2020, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:
AMERICAN GENERAL LIFE INSURANCE COMPANY
ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TEXAS 79105-5570
April 30, 2020

Separate Account and the Company
American General Life Insurance Company (“AGL” or the “Company”) is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. (“American International Group”), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company’s, and American International Group has no legal obligation to back those commitments.
On December 31, 2012, SunAmerica Annuity and Life Assurance Company (“SunAmerica Annuity”), American General Assurance Company (“AGAC”), American General Life and Accident Insurance Company (“AGLA”), American General Life Insurance Company of Delaware (“AGLD”), SunAmerica Life Insurance Company (“SALIC”) and Western National Life Insurance Company, (“WNL”), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company (“Merger”). Prior to this date, the Polaris Platinum II contracts were issued by SunAmerica Annuity in all states except New York.
Variable Separate Account (“Separate Account”) was originally established by Anchor National Life Insurance Company (“Anchor National”) under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (“SunAmerica Life”). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.
The Separate Account meets the definition of a “Separate Account” under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.
The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds’ management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.
Another important feature of the contract related to its basic objective is the Company’s promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).
General Account
The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company’s general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company’s assets held in the general account will be available to fund the Company’s obligations under the contracts as well as such other claims.
The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.
Master-Feeder Structure
The following underlying funds currently do not buy individual securities directly: SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio, SA American Funds Asset Allocation Portfolio, and SA American Funds VCP Managed Allocation Portfolio (the “Feeder Funds”). Instead, each Feeder Fund invests all of its investment assets in a corresponding “Master Fund” of American Funds Insurance Series®, managed by Capital Research and Management Company (“Capital Research”).
Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC (“SAAMCo”) does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds’ other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a “feeder fund” investing in a Master Fund.
SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a “feeder fund,” SAAMCo will serve as investment manager for the Feeder Fund.
The terms “Feeder Fund” and “Master Fund” as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:
•	Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo’s advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and
•	Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

Performance Data
From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.
The Separate Account may advertise “total return” data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. “Total return” is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).
For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds’ performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account’s Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).
Performance data for the various Variable Portfolios are computed in the manner described below.
Goldman Sachs VIT Government Money Market Fund
Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:
For contracts without the Polaris Rewards feature:
Base Period Return = (EV - SV - CMF) / (SV)
For contracts with the Polaris Rewards feature:
Base Period Return = (EV - SV - CMF + E) / (SV)
where:
SV	=	value of one Accumulation Unit at the start of a 7 day period
EV	=	value of one Accumulation Unit at the end of the 7 day period
CMF	=	an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days
E	=	Payment Enhancement Rate, prorated for 7 days
The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio’s allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government

Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.
The current yield is then obtained by annualizing the Base Period Return:
Current Yield = (Base Period Return) x (365/7)
The Goldman Sachs VIT Government Money Market Fund also quotes an “effective yield” that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:
365/7
Effective Yield	=	[(Base Period Return + 1)		– 1]
The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.
Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund’s yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund’s yield may become negative, which may result in a decline in the value of your investment.
Other Variable Portfolios
The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as “total return.” Total return figures are derived from historical data and are not intended to be a projection of future performance.
Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:
For contracts without the Polaris Rewards program:
n
P	(1 + T)		=	ERV
For contracts with the Polaris Rewards program:
n
[P	(1 + E)]	(1 + T)		=	ERV
where:
P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
E	=	Payment Enhancement Rate
ERV	=	redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)
Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:
•	Using the seven year surrender charge schedule available on contracts issued without the Polaris Rewards program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Polaris Rewards program is elected; AND

•	Using the nine year surrender charge schedule available on contracts issued with the Polaris Rewards program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.
We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Polaris Rewards program. However, we will not report performance for the contract featuring Polaris Rewards program, unless net of withdrawal charges.
The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.
These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.
Annuity Income Payments
Initial Monthly Annuity Income Payments
The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.
The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.
Subsequent Monthly Annuity Income Payments
For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.
For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.
Annuity Unit Values
The value of an Annuity Unit is determined independently for each Variable Portfolio.
The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).
The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.
For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated.

The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.
Net Investment Factor
The Net Investment Factor (“NIF”) is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.
The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:
(a)	is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and
(b)	is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.
The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.
Illustrative Example
Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange (“NYSE”) on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:
NIF	=	($11.46/$11.44)
	=	1.00174825
The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
(1/12)
1/	[(1.035)		]	=	0.99713732
In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:
$10.103523 x 1.00174825 x 0.99713732 = $10.092213
To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.
The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

Variable Annuity Income Payments
Illustrative Example
Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.
The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:
First variable annuity income payment = $5.21 x ($116,412.31/$1000) = $606.51
The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:
Annuity Units = $606.51/$13.256932 = 45.750404
The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:
Second variable annuity income payment = 45.750404 x $13.327695 = $609.75
The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.
Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.
Taxes
General
Note:    Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.
Section 72 of the Internal Revenue Code of 1986, as amended (the “Code” or “IRC”) governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.
If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer-sponsored retirement plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation.  The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list.  The SECURE Act included many additional provisions affecting Qualified Contracts.
Tax Treatment of Distributions – Non-Qualified Contracts
If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase

Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your beneficiary after you die;
•	after you become disabled (as defined in the Code);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	which are attributable to Purchase Payments made prior to August 14, 1982.
On March 30, 2010 the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income (“MAGI”) ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
Tax Treatment of Distributions – Qualified Contracts
Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59½, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

•	payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for certain higher education expenses;
•	distributions from IRAs for first home purchases;
•	amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;
•	payments to certain reservists called up for active duty after September 11, 2001; or
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations).
The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee’s right to elect out of withholding or to elect a different rate of withholding. For “eligible rollover distributions” from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” or “transferred to another eligible plan in a direct trustee-to-trustee” transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to “roll over” the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant’s death, the participant’s surviving spouse, or (3) in the case of a domestic relations order, the participant’s spouse or ex-spouse may roll over a distribution into a plan of the participant’s own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct “trustee-to-trustee” transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).
Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.
The Small Business Jobs Act of 2010 subsequently added the ability for “in-Plan” rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 (“ATRA”) expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.
Diversification – Separate Account Investments
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered “Pension Plan Contracts” for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”
Non-Natural Owners
Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.
Multiple Contracts
The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.
Tax Treatment of Assignments of Qualified Contracts
Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.
Tax Treatment of Gifting, Assigning or Transferring Ownership of a Non-Qualified Contract
Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract’s value, you will also be liable for the tax on the Contract’s value above your Purchase Payments not previously withdrawn.
The new Contract owner’s Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Foreign Account Tax Compliance (“FATCA”)
A Contract Owner who is not a “United States person” which is defined under the Internal Revenue Code section to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.
Other Withholding Tax
A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Federal Withdrawal Restrictions from Qualified Contracts
The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59½; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); (5) experiences a financial hardship (as defined in the IRC); or (6) has a qualified birth or adoption of a child (subject to limitations). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.
Partial 1035 Exchanges of Non-Qualified Annuities
Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.
Qualified Plans
The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.
(a) Plans of Self-Employed Individuals: “H.R. 10 Plans”
Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.
(b) Tax-Sheltered Annuities
Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2020 is the lesser of 100% of includible compensation or $19,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,500 in 2020 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2020 may not exceed the lesser of $57,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
The final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.
The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2020 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2020. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner’s spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes “coverage” are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer’s plan. If you and your spouse are filing jointly and have a modified AGI in 2020 of less than $104,000, your contribution may be fully deductible; if your income is between $104,000 and $124,000, your contribution may be partially deductible and if your income is $124,000 or more, your contribution may not be deductible. If you are single and your income in 2020 is less than $65,000, your contribution may be fully deductible; if your income is between $65,000 and $75,000, your contribution may be partially deductible and if your income is $75,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2020 is between $196,000 and $206,000, your contribution may be partially deductible.
(d) Roth IRAs
Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2020 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2020. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2020 is less than: $196,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $124,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service (“IRS”). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.
(e) Pension and Profit-Sharing Plans
Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans — Section 457(b)
Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.
Broker-Dealer Firms Receiving Revenue Sharing Payments
The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2019, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
Ameriprise Financial Services, Inc.	LPL Financial Corporation
BancWest Investment Services	M&T Securities, Inc.
BBVA Compass Investment Solutions, Inc.	MML Investors Services, LLC
Cadaret, Grant & Co, Inc	Morgan Stanley & Co., Incorporated
Cetera Advisor Network LLC	NEXT Financial Group, Inc.
Cetera Advisors LLC	PNC Investments
Cetera Financial Specialists LLC	Primerica Financial Services
Cetera Investment Services LLC	Raymond James & Associates
Citigroup Global Markets Inc.	Raymond James Financial
Citizens Securities, Inc.	RBC Capital Markets Corporation
CUSO Financial Services, L.P.	Royal Alliance Associates, Inc.
Edward D. Jones & Co., L.P.	SagePoint Financial, Inc.
First Allied Securities	Securities America, Inc.
FSC Securities Corp.	Stifel Nicolaus & Co, Inc
H. Beck, Inc	Summit Brokerage Services
H.D. Vest Investment Securities	Triad Advisors, Inc
Infinex Investments, Inc.	U.S. Bancorp Investments, Inc.
Investacorp, Inc	UBS Financial Services Inc.
Janney Montgomery Scott LLC.	UnionBanc Investment Services
Kestra Investment Services	Voya Financial Advisors, Inc.
Lincoln Financial Advisor	Wells Fargo Advisor, LLC
Lincoln Financial Securities	Woodbury Financial Services, Inc.
We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.
Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.
Distribution of Contracts
The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

Financial Statements
PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account and American General Life Insurance Company (“AGL”).
You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.
The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:
•	The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

American General

Life Companies

Variable Separate Account

American General Life Insurance Company

2019

Annual Report

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Separate Account indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Separate Account as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation Fund	SAST SA Dogs of Wall Street Portfolio Class	PVC SAM Strategic Growth Portfolio
Class 2	2 (29)	Class 1
American Funds IS Asset Allocation Fund	SAST SA Dogs of Wall Street Portfolio Class	PVC SAM Strategic Growth Portfolio
Class 3	3	Class 2
American Funds IS Capital Income Builder	SAST SA Emerging Markets Equity Index	PVC Short-Term Income Account Class 1
Class 4	Portfolio Class 1 (17)	(5)
American Funds IS Global Growth Fund Class	SAST SA Emerging Markets Equity Index	PVC SmallCap Account Class 1
2 (29)	Portfolio Class 3 (7)

American Funds IS Growth Fund Class 2 (29)	SAST SA Federated Corporate Bond Portfolio	PVC SmallCap Account Class 2
Class 1 (29)

American Funds IS Growth Fund Class 3	SAST SA Federated Corporate Bond Portfolio	SST SA Multi-Managed International
	Class 2 (29)	Equity Portfolio Class 3

AST SA BlackRock Multi-Asset Income	SAST SA Federated Corporate Bond Portfolio	SST SA Multi-Managed Large Cap
Portfolio Class 1 (27)	Class 3	Growth Portfolio Class 3
AST SA BlackRock Multi-Asset Income	SAST SA Fidelity Institutional AM®	SST SA Multi-Managed Large Cap Value
Portfolio Class 3	International Growth Portfolio Class 1 (9)	Portfolio Class 3
AST SA PGI Asset Allocation Portfolio Class	SAST SA Fidelity Institutional AM®	SST SA Multi-Managed Mid Cap Growth
1 (29)	International Growth Portfolio Class 3 (9)	Portfolio Class 3
AST SA PGI Asset Allocation Portfolio Class	SAST SA Fidelity Institutional AM® Real	SST SA Multi-Managed Mid Cap Value
2 (29)	Estate Portfolio Class 1	Portfolio Class 3
AST SA PGI Asset Allocation Portfolio Class	SAST SA Fidelity Institutional AM® Real	SST SA Multi-Managed Small Cap
3	Estate Portfolio Class 2	Portfolio Class 3
AST SA Wellington Capital Appreciation	SAST SA Fidelity Institutional AM® Real	SST SA Putnam Asset Allocation
Portfolio Class 1 (27) (29)	Estate Portfolio Class 3	Diversified Growth Portfolio Class 1 (21)
AST SA Wellington Capital Appreciation	SAST SA Fixed Income Index Portfolio Class	SST SA Putnam Asset Allocation
Portfolio Class 2 (29)	1 (25)	Diversified Growth Portfolio Class 3
AST SA Wellington Capital Appreciation	SAST SA Fixed Income Index Portfolio Class	SST SA T. Rowe Price Growth Stock
Portfolio Class 3	3	Portfolio Class 3
AST SA Wellington Government and Quality	SAST SA Fixed Income Intermediate Index	SST SA Wellington Real Return Portfolio
Bond Portfolio Class 1 (27) (28) (29)	Portfolio Class 1 (25)	Class 1 (22)
AST SA Wellington Government and Quality	SAST SA Fixed Income Intermediate Index	SST SA Wellington Real Return Portfolio
Bond Portfolio Class 2 (29)	Portfolio Class 3	Class 3
BlackRock 60/40 Target Allocation ETF V.I.	SAST SA Franklin Small Company Value	SAST SA JPMorgan Emerging Markets
Fund Class III	Portfolio Class 1 (25)	Portfolio Class 1
BlackRock Global Allocation V.I. Fund Class	SAST SA Franklin Small Company Value	SAST SA JPMorgan Emerging Markets
III	Portfolio Class 3	Portfolio Class 2
BlackRock iShares Alternative Strategies VI	SAST SA Franklin U.S. Equity Smart Beta	SAST SA JPMorgan Emerging Markets
Fund Class III (3) (26)	Portfolio Class 1 (25)	Portfolio Class 3

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

Columbia VP Asset Allocation Fund Class 1	SAST SA Franklin U.S. Equity Smart Beta	SAST SA JPMorgan Equity-Income
	Portfolio Class 3 (13)	Portfolio Class 1 (29)

Columbia VP Dividend Opportunity Fund	SAST SA Global Index Allocation 60-40	SAST SA JPMorgan Equity-Income
Class 1	Portfolio Class 1 (7)	Portfolio Class 2 (29)
Columbia VP Emerging Markets Bond Fund	SAST SA Global Index Allocation 60-40	SAST SA JPMorgan Equity-Income
Class 2	Portfolio Class 3 (7)	Portfolio Class 3
Columbia VP Income Opportunities Fund	SAST SA Global Index Allocation 75-25	SAST SA JPMorgan Global Equities
Class 1	Portfolio Class 1 (7)	Portfolio Class 1 (29)
Columbia VP Large Cap Growth Fund Class 1	SAST SA Global Index Allocation 75-25	SAST SA JPMorgan Global Equities
	Portfolio Class 3 (7)	Portfolio Class 2 (29)

FTVIP Franklin Allocation VIP Fund Class 1	SAST SA Global Index Allocation 90-10	SAST SA JPMorgan Global Equities
(25)	Portfolio Class 1 (7)	Portfolio Class 3
FTVIP Franklin Allocation VIP Fund Class 2	SAST SA Global Index Allocation 90-10	SAST SA JPMorgan MFS Core Bond
	Portfolio Class 3 (7)	Portfolio Class 1 (29)

FTVIP Franklin Income VIP Fund Class 1	SAST SA Goldman Sachs Global Bond	SAST SA JPMorgan MFS Core Bond
(14)	Portfolio Class 1 (29)	Portfolio Class 2 (29)
Goldman Sachs VIT Global Trends Allocation	SAST SA Goldman Sachs Global Bond	SAST SA JPMorgan MFS Core Bond
Fund Service Class	Portfolio Class 2 (29)	Portfolio Class 3
Goldman Sachs VIT Government Money	SAST SA Goldman Sachs Global Bond	SAST SA JPMorgan Mid-Cap Growth
Market Fund Institutional Class	Portfolio Class 3	Portfolio Class 1 (29)
Goldman Sachs VIT Government Money	SAST SA Goldman Sachs Multi-Asset	SAST SA JPMorgan Mid-Cap Growth
Market Fund Service Class	Insights Portfolio Class 1 (23)	Portfolio Class 2 (29)
Invesco V.I. American Franchise Fund Series I	SAST SA Goldman Sachs Multi-Asset	SAST SA JPMorgan Mid-Cap Growth
(25) (29)	Insights Portfolio Class 3	Portfolio Class 3
Invesco V.I. American Franchise Fund Series	SAST SA Index Allocation 60-40 Portfolio	SAST SA Large Cap Growth Index
II	Class 1	Portfolio Class 1 (24) (7)
Invesco V.I. Balanced-Risk Allocation Fund	SAST SA Index Allocation 60-40 Portfolio	SAST SA Large Cap Growth Index
Series II	Class 3	Portfolio Class 3 (7)
Invesco V.I. Comstock Fund Series I (15) (29)	SAST SA Index Allocation 80-20 Portfolio	SAST SA Large Cap Index Portfolio Class
	Class 1	1 (25)

Ivy VIP Asset Strategy Class II	SAST SA Index Allocation 80-20 Portfolio	SAST SA Large Cap Index Portfolio Class
	Class 3	3

Lord Abbett Bond Debenture Portfolio Class	SAST SA Index Allocation 90-10 Portfolio	SAST SA Large Cap Value Index
VC	Class 1	Portfolio Class 1 (24) (7)
Lord Abbett Fundamental Equity Portfolio	SAST SA Index Allocation 90-10 Portfolio	SAST SA Large Cap Value Index
Class VC	Class 3	Portfolio Class 3 (7)
Lord Abbett Growth and Income Portfolio	SAST SA International Index Portfolio Class 1	SAST SA Legg Mason BW Large Cap
Class VC (29)	(24)	Value Portfolio Class 1 (28) (29)
Morgan Stanley VIF Global Infrastructure	SAST SA International Index Portfolio Class 3	SAST SA Legg Mason BW Large Cap
Portfolio Class II		Value Portfolio Class 2 (29)

Neuberger Berman AMT US Equity Index	SAST SA Invesco Growth Opportunities	SAST SA Legg Mason BW Large Cap
PutWrite Strategy Portfolio	Portfolio Class 1 (29)	Value Portfolio Class 3
PIMCO All Asset Portfolio Advisor Class	SAST SA Invesco Growth Opportunities	SAST SA Legg Mason Tactical
	Portfolio Class 2 (29)	Opportunities Class 1

PIMCO Dynamic Bond Portfolio Advisor	SAST SA Invesco Growth Opportunities	SAST SA Legg Mason Tactical
Class	Portfolio Class 3	Opportunities Class 3
PIMCO Emerging Markets Bond Portfolio	SAST SA Invesco VCP Equity-Income	SAST SA MFS Blue Chip Growth
Advisor Class	Portfolio Class 1	Portfolio Class 1 (29)
PVC Core Plus Bond Account Class 1 (11)	SAST SA Invesco VCP Equity-Income	SAST SA MFS Blue Chip Growth
(26)	Portfolio Class 3	Portfolio Class 2 (29)
PVC Diversified International Account Class 1	SAST SA Janus Focused Growth Portfolio	SAST SA MFS Blue Chip Growth
(5)	Class 1 (28) (29)	Portfolio Class 3
PVC Equity Income Account Class 1	SAST SA Janus Focused Growth Portfolio	SAST SA MFS Massachusetts Investors
	Class 2	Trust Portfolio Class 1 (29)

PVC Equity Income Account Class 2	SAST SA Janus Focused Growth Portfolio	SAST SA MFS Massachusetts Investors
	Class 3 (29)	Trust Portfolio Class 2 (29)

PVC Government & High Quality Bond	SAST SA JPMorgan Diversified Balanced	SAST SA MFS Massachusetts Investors
Account Class 1 (5)	Portfolio Class 1 (29)	Trust Portfolio Class 3
PVC Income Account Class 1 (11) (26)	SAST SA JPMorgan Diversified Balanced	SAST SA MFS Telecom Utility Portfolio
	Portfolio Class 2 (29)	Class 1 (16) (26)

PVC Income Account Class 2 (11) (26)	SAST SA JPMorgan Diversified Balanced	SAST SA MFS Telecom Utility Portfolio
	Portfolio Class 3	Class 2 (16) (26)

PVC LargeCap Growth Account Class 1 (12)	VALIC Company I International Equities	SAST SA MFS Telecom Utility Portfolio
(26)	Index Fund	Class 3 (16) (26)
PVC LargeCap Growth Account Class 2 (12)	VALIC Company I International Socially	SAST SA MFS Total Return Portfolio
(26)	Responsible Fund	Class 1 (28) (29)
PVC LargeCap Growth Account I Class 1 (12)	VALIC Company I Mid Cap Index Fund	SAST SA MFS Total Return Portfolio
(26)		Class 2

PVC MidCap Account Class 1	American Funds IS Growth-Income Fund	SAST SA MFS Total Return Portfolio
	Class 2 (29)	Class 3 (29)

PVC MidCap Account Class 2	American Funds IS Growth-Income Fund	SAST SA Mid Cap Index Portfolio Class
	Class 3	1 (24)

PVC Principal Capital Appreciation Account	American Funds IS High-Income Bond Fund	SAST SA Mid Cap Index Portfolio Class
Class 1	Class 3	3
PVC Principal Capital Appreciation Account	American Funds IS International Fund Class 3	SAST SA Morgan Stanley International
Class 2		Equities Portfolio Class 1 (29)

PVC Real Estate Securities Account Class 1	American Funds IS Ultra-Short Bond Fund	SAST SA Morgan Stanley International
	Class 3	Equities Portfolio Class 2 (29)

SST SA Allocation Balanced Portfolio Class 1	American Funds IS US Government/AAA-	SAST SA Morgan Stanley International
(20)	Rated Securities Fund Class 3	Equities Portfolio Class 3
SST SA Allocation Balanced Portfolio Class 3	AST SA Wellington Government and Quality	SAST SA Oppenheimer Main Street Large
	Bond Portfolio Class 3	Cap Portfolio Class 1 (29)

SST SA Allocation Growth Portfolio Class 1	AST SA Wellington Growth Portfolio Class 1	SAST SA Oppenheimer Main Street Large
(21)	(1) (26)	Cap Portfolio Class 2 (29)
SST SA Allocation Growth Portfolio Class 3	AST SA Wellington Growth Portfolio Class 2	SAST SA Oppenheimer Main Street Large
	(1) (26)	Cap Portfolio Class 3

SST SA Allocation Moderate Growth	AST SA Wellington Growth Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced
Portfolio Class 1	(1) (26)	Portfolio Class 1 (25)
SST SA Allocation Moderate Growth	AST SA Wellington Natural Resources	SAST SA PIMCO VCP Tactical Balanced
Portfolio Class 3	Portfolio Class 1 (2) (26)	Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 1	AST SA Wellington Natural Resources	SAST SA PineBridge High-Yield Bond
	Portfolio Class 2 (2) (26)	Portfolio Class 1 (29)

SST SA Allocation Moderate Portfolio Class 3	AST SA Wellington Natural Resources	SAST SA PineBridge High-Yield Bond
	Portfolio Class 3 (2) (26)	Portfolio Class 2 (29)

SST SA Columbia Focused Growth Portfolio	AST SA Wellington Strategic Multi-Asset	SAST SA PineBridge High-Yield Bond
Class 3 (8) (26)	Portfolio Class 1 (27)	Portfolio Class 3
SST SA Columbia Focused Value Portfolio	AST SA Wellington Strategic Multi-Asset	SAST SA Putnam International Growth
Class 3	Portfolio Class 3	and Income Portfolio Class 1 (28) (29)
SST SA Multi-Managed Diversified Fixed	BlackRock iShares Dynamic Fixed Income VI	SAST SA Putnam International Growth
Income Portfolio Class 3	Fund Class III (4) (26)	and Income Portfolio Class 2 (29)
SAST SA AB Growth Portfolio Class 1 (27)	BlackRock iShares Equity Appreciation VI	SAST SA Putnam International Growth
(29)	Fund Class 3 (4) (26)	and Income Portfolio Class 3
SAST SA AB Growth Portfolio Class 2 (29)	Columbia VP Limited Duration Credit Fund	SAST SA Schroders VCP Global
	Class 2	Allocation Portfolio Class 1

SAST SA AB Growth Portfolio Class 3	Columbia VP Loomis Sayles Growth Fund	SAST SA Schroders VCP Global
	Class 1	Allocation Portfolio Class 3

SAST SA AB Small & Mid Cap Value	Columbia VP Mid Cap Growth Opportunity	SAST SA Small Cap Index Portfolio Class
Portfolio Class 1 (17)	Fund Class 1	1 (24)
SAST SA AB Small & Mid Cap Value	Columbia VP Overseas Core Fund Class 2	SAST SA Small Cap Index Portfolio Class
Portfolio Class 2		3

SAST SA AB Small & Mid Cap Value	Columbia VP Small Company Growth Fund	SAST SA T. Rowe Price Asset Allocation
Portfolio Class 3 (29)	Class 1	Growth Portfolio Class 1 (23)
SAST SA American Funds Asset Allocation	FTVIP Franklin Income VIP Fund Class 2	SAST SA T. Rowe Price Asset Allocation
Portfolio Class 1		Growth Portfolio Class 3

SAST SA American Funds Asset Allocation	FTVIP Franklin Strategic Income VIP Fund	SAST SA T. Rowe Price VCP Balanced
Portfolio Class 3	Class 2	Portfolio Class 1
SAST SA American Funds Global Growth	Goldman Sachs VIT Multi-Strategy	SAST SA T. Rowe Price VCP Balanced
Portfolio Class 1 (15)	Alternatives Portfolio Advisor Class	Portfolio Class 3
SAST SA American Funds Global Growth	Goldman Sachs VIT Strategic Income Fund	SAST SA Templeton Foreign Value
Portfolio Class 3	Advisor Class (6) (26)	Portfolio Class 1 (25)
SAST SA American Funds Growth Portfolio	Invesco V.I. Comstock Fund Series II	SAST SA Templeton Foreign Value
Class 1 (22) (7)		Portfolio Class 2

SAST SA American Funds Growth Portfolio	Invesco V.I. Growth and Income Fund Series I	SAST SA Templeton Foreign Value
Class 3	(17)	Portfolio Class 3 (29)

SAST SA American Funds Growth-Income	Invesco V.I. Growth and Income Fund Series	SAST SA VCP Dynamic Allocation
Portfolio Class 1 (7)	II (29)	Portfolio Class 1
SAST SA American Funds Growth-Income	Lord Abbett Mid Cap Stock Portfolio Class	SAST SA VCP Dynamic Allocation
Portfolio Class 3	VC	Portfolio Class 3
SAST SA American Funds VCP Managed	Lord Abbett Short Duration Income Portfolio	SAST SA VCP Dynamic Strategy
Allocation Portfolio Class 1	Class VC	Portfolio Class 1
SAST SA American Funds VCP Managed	PIMCO Emerging Markets Bond Portfolio	SAST SA VCP Dynamic Strategy
Allocation Portfolio Class 3	Institutional Class (25)	Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset	PIMCO Total Return Portfolio Advisor Class	SAST SA VCP Index Allocation Portfolio
Portfolio Class 1	(18)	Class 1 (25)
SAST SA BlackRock VCP Global Multi Asset	PIMCO Total Return Portfolio Institutional	SAST SA VCP Index Allocation Portfolio
Portfolio Class 3	Class (25)	Class 3
SAST SA Boston Company Capital Growth	PVC Real Estate Securities Account Class 2	SAST SA WellsCap Aggressive Growth
Portfolio Class 1 (10) (26)		Portfolio Class 1 (29)

SAST SA Boston Company Capital Growth	PVC SAM Balanced Portfolio Class 1	SAST SA WellsCap Aggressive Growth
Portfolio Class 2 (10) (26)		Portfolio Class 2 (29)

SAST SA Boston Company Capital Growth	PVC SAM Balanced Portfolio Class 2	SAST SA WellsCap Aggressive Growth
Portfolio Class 3 (10) (26)		Portfolio Class 3

SAST SA Columbia Technology Portfolio	PVC SAM Conservative Balanced Portfolio	SAST SA WellsCap Fundamental Growth
Class 1 (29)	Class 1	Portfolio Class 1 (19) (26)
SAST SA Columbia Technology Portfolio	PVC SAM Conservative Balanced Portfolio	SAST SA WellsCap Fundamental Growth
Class 2 (29)	Class 2	Portfolio Class 2 (19) (26)
SAST SA Columbia Technology Portfolio	PVC SAM Conservative Growth Portfolio	SAST SA WellsCap Fundamental Growth
Class 3	Class 1	Portfolio Class 3 (19) (26)
SAST SA DFA Ultra Short Bond Portfolio	PVC SAM Conservative Growth Portfolio
Class 1 (28) (29)	Class 2
SAST SA DFA Ultra Short Bond Portfolio	PVC SAM Flexible Income Portfolio Class 1
Class 2 (29)

SAST SA DFA Ultra Short Bond Portfolio	PVC SAM Flexible Income Portfolio Class 2
Class 3

SAST SA Dogs of Wall Street Portfolio Class
1 (29)
VALIC Company I Nasdaq-100 Index Fund

VALIC Company I Small Cap Index Fund

VALIC Company I Stock Index Fund

(1)	The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(2)	The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3)	For the periods January 1, 2018 to August 31, 2018 (cessation of operations).

(4)	For the periods January 1, 2018 to May 25, 2018 (cessation of operations).

(5)	The PVC Diversified International Account, PVC Government & High Quality Bond Account and the PVC Short-term Income
Account Class 2 shares were replaced with Class 1 shares on June 17, 2019.
(6)	For the period January 1, 2018 to April 30, 2018 (cessation of operations).

(7)	For the period May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.

(8)	The SST SA Columbia Focused Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(9)	For the period May 1, 2019 to December 31, 2019.

(10)	The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018
(cessation of operations) merged into the SAST SA AB Growth Portfolio.
(11)	The PVC Income Account, in operation for the period January 1, 2018 to December 31, 2018 and January 1, 2019 to June 7, 2019
(cessation of operations) merged into the PVC Core Plus Bond Account, in operation for the period June 7, 2019 to December 31,
2019.
(12)	The PVC Large Cap Growth Account, in operation for the period January 1, 2018 to June 7, 2019 (cessation of operations) merged into the PVC Large Cap Growth Account I, in operation for the period June 7, 2019 (commencement of operations) to December
31, 2019.
(13)	For the period October 7, 2019 to December 31, 2019.

(14)	For the period December 27, 2019 to December 31, 2019.

(15)	For the period June 20, 2019 to December 31, 2019.

(16)	The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(17)	For the period July 17, 2019 to December 31, 2019.

(18)	For the period October 10, 2019 to December 31, 2019.

(19)	The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018
(cessation of operations) merged into the SAST SA AB Growth Portfolio.
(20)	For the period April 10, 2019 to December 31, 2019.

(21)	For the period January 10, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019.

(22)	For the period October 9, 2019 to December 31, 2019.

(23)	For the period January 12, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019.

(24)	For the period June 28, 2019 to December 31, 2019.

(25)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(26)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.
(27)	On November 29, 2019 sub-accounts of Variable Annuity Account One merged into the Variable Separate Account. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 for the merged sub-accounts.
(28)	On November 29, 2019 sub-accounts of Variable Annuity Account Two merged into the Variable Separate Account. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 for the merged sub-accounts.
(29)	On November 29, 2019 sub-accounts of Variable Annuity Account Four merged into the Variable Separate Account. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 for the merged sub-accounts.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub- accounts of Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

We have served as the auditor of one or more of the sub-accounts of the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)
			Company's		Contract		Net Assets
			General		Owners -	Contract Owners	Attributable to
	Investments at		Account,		Annuity	- Accumulation	Contract Owner
Sub-accounts	Fair Value		Net	Net Assets	Reserves	Reserves	Reserves
American Funds IS Asset Allocation Fund Class 2	$57,171,522	$	- $	57,171,522	$591,366	$56,580,156	$57,171,522
American Funds IS Asset Allocation Fund Class 3	32,568,686		-	32,568,686	651,232	31,917,454	32,568,686
American Funds IS Capital Income Builder Class 4	2,991,457		-	2,991,457	-	2,991,457	2,991,457
American Funds IS Global Growth Fund Class 2	182,820,869		-	182,820,869	1,988,409	180,832,460	182,820,869
American Funds IS Growth Fund Class 2	277,857,246		-	277,857,246	2,800,871	275,056,375	277,857,246
American Funds IS Growth Fund Class 3	213,513,707		-	213,513,707	8,154,725	205,358,982	213,513,707
American Funds IS Growth-Income Fund Class 2	280,061,420		-	280,061,420	3,034,744	277,026,676	280,061,420
American Funds IS Growth-Income Fund Class 3	156,436,658		-	156,436,658	5,509,927	150,926,731	156,436,658
American Funds IS High-Income Bond Fund Class 3	9,943,126		-	9,943,126	388,497	9,554,629	9,943,126
American Funds IS International Fund Class 3	24,711,467		-	24,711,467	754,247	23,957,220	24,711,467
American Funds IS Ultra-Short Bond Fund Class 3	3,185,378		-	3,185,378	144,127	3,041,251	3,185,378
American Funds IS US Government/AAA-Rated Securities Fund Class 3	8,817,779		-	8,817,779	154,055	8,663,724	8,817,779
AST SA BlackRock Multi-Asset Income Portfolio Class 1	13,102,314		-	13,102,314	654,499	12,447,815	13,102,314
AST SA BlackRock Multi-Asset Income Portfolio Class 3	50,690,122		-	50,690,122	-	50,690,122	50,690,122
AST SA PGI Asset Allocation Portfolio Class 1	89,111,935		-	89,111,935	2,626,654	86,485,281	89,111,935
AST SA PGI Asset Allocation Portfolio Class 2	11,887,626		-	11,887,626	145,698	11,741,928	11,887,626
AST SA PGI Asset Allocation Portfolio Class 3	43,534,824		-	43,534,824	109,342	43,425,482	43,534,824
AST SA Wellington Capital Appreciation Portfolio Class 1	366,463,071		-	366,463,071	4,794,742	361,668,329	366,463,071
AST SA Wellington Capital Appreciation Portfolio Class 2	46,493,145		-	46,493,145	659,131	45,834,014	46,493,145
AST SA Wellington Capital Appreciation Portfolio Class 3	442,546,761		-	442,546,761	1,622,137	440,924,624	442,546,761
AST SA Wellington Government and Quality Bond Portfolio Class 1	65,858,921		-	65,858,921	1,484,732	64,374,189	65,858,921
AST SA Wellington Government and Quality Bond Portfolio Class 2	21,491,414		-	21,491,414	449,103	21,042,311	21,491,414
AST SA Wellington Government and Quality Bond Portfolio Class 3	439,617,906		-	439,617,906	502,694	439,115,212	439,617,906
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	14,244,502		-	14,244,502	502,923	13,741,579	14,244,502
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	44,056,601		-	44,056,601	11,498	44,045,103	44,056,601
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	526,932		-	526,932	-	526,932	526,932
BlackRock Global Allocation V.I. Fund Class III	2,259,020		-	2,259,020	-	2,259,020	2,259,020
Columbia VP Asset Allocation Fund Class 1	816,744		-	816,744	-	816,744	816,744
Columbia VP Dividend Opportunity Fund Class 1	1,733,097		-	1,733,097	-	1,733,097	1,733,097
Columbia VP Emerging Markets Bond Fund Class 2	82,748		-	82,748	-	82,748	82,748
Columbia VP Income Opportunities Fund Class 1	9,044,133		-	9,044,133	36,784	9,007,349	9,044,133
Columbia VP Large Cap Growth Fund Class 1	22,834,005		-	22,834,005	240,457	22,593,548	22,834,005
Columbia VP Limited Duration Credit Fund Class 2	252,571		-	252,571	-	252,571	252,571
Columbia VP Loomis Sayles Growth Fund Class 1	1,866,835		-	1,866,835	-	1,866,835	1,866,835
Columbia VP Mid Cap Growth Opportunity Fund Class 1	410,783		-	410,783	-	410,783	410,783
Columbia VP Overseas Core Fund Class 2	1,291,650		-	1,291,650	-	1,291,650	1,291,650
Columbia VP Small Company Growth Fund Class 1	816,586		-	816,586	-	816,586	816,586
FTVIP Franklin Allocation VIP Fund Class 2	38,493,610		-	38,493,610	10,046	38,483,564	38,493,610
FTVIP Franklin Income VIP Fund Class 1	899,638		-	899,638	-	899,638	899,638
FTVIP Franklin Income VIP Fund Class 2	125,198,641		-	125,198,641	88,864	125,109,777	125,198,641
FTVIP Franklin Strategic Income VIP Fund Class 2	880,330		-	880,330	-	880,330	880,330
Goldman Sachs VIT Global Trends Allocation Fund Service Class	62,596		-	62,596	-	62,596	62,596
Goldman Sachs VIT Government Money Market Fund Institutional Class	1,410,896		-	1,410,896	-	1,410,896	1,410,896
Goldman Sachs VIT Government Money Market Fund Service Class	86,588,911		-	86,588,911	222,366	86,366,545	86,588,911
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	845,973		-	845,973	-	845,973	845,973
Invesco V.I. American Franchise Fund Series II	28,605,004		-	28,605,004	206,292	28,398,712	28,605,004
Invesco V.I. Balanced-Risk Allocation Fund Series II	1,051,526		-	1,051,526	-	1,051,526	1,051,526
Invesco V.I. Comstock Fund Series I	14,253		-	14,253	-	14,253	14,253
Invesco V.I. Comstock Fund Series II	281,503,714		-	281,503,714	684,025	280,819,689	281,503,714
Invesco V.I. Growth and Income Fund Series I	900,815		-	900,815	-	900,815	900,815
Invesco V.I. Growth and Income Fund Series II	381,758,846		-	381,758,846	787,066	380,971,780	381,758,846
Ivy VIP Asset Strategy Class II	411,737		-	411,737	-	411,737	411,737
Lord Abbett Bond Debenture Portfolio Class VC	1,518,906		-	1,518,906	-	1,518,906	1,518,906
Lord Abbett Fundamental Equity Portfolio Class VC	328,226		-	328,226	-	328,226	328,226
Lord Abbett Growth and Income Portfolio Class VC	169,605,470		-	169,605,470	660,114	168,945,356	169,605,470
Lord Abbett Mid Cap Stock Portfolio Class VC	13,188,768		-	13,188,768	58,190	13,130,578	13,188,768
Lord Abbett Short Duration Income Portfolio Class VC	1,982,979		-	1,982,979	-	1,982,979	1,982,979
Morgan Stanley VIF Global Infrastructure Portfolio Class II	1,248,455		-	1,248,455	-	1,248,455	1,248,455
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	929,308		-	929,308	-	929,308	929,308
PIMCO All Asset Portfolio Advisor Class	51,833		-	51,833	-	51,833	51,833
PIMCO Dynamic Bond Portfolio Advisor Class	982,607		-	982,607	-	982,607	982,607
PIMCO Emerging Markets Bond Portfolio Advisor Class	508,840		-	508,840	-	508,840	508,840
PIMCO Total Return Portfolio Advisor Class	5,146,833		-	5,146,833	-	5,146,833	5,146,833
PIMCO Total Return Portfolio Institutional Class	15,890		-	15,890	-	15,890	15,890
PVC Core Plus Bond Account Class 1	4,787,195		-	4,787,195	5,767	4,781,428	4,787,195
PVC Diversified International Account Class 1	1,005,217		-	1,005,217	69,015	936,202	1,005,217
PVC Equity Income Account Class 1	11,997,413		-	11,997,413	158,558	11,838,855	11,997,413
PVC Equity Income Account Class 2	7,355,773		-	7,355,773	16,045	7,339,728	7,355,773
PVC Government & High Quality Bond Account Class 1	2,254,221		-	2,254,221	7,854	2,246,367	2,254,221
PVC LargeCap Growth Account I Class 1	1,129,251		-	1,129,251	-	1,129,251	1,129,251

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)
			Company's		Contract		Net Assets
			General		Owners -	Contract Owners	Attributable to
	Investments at		Account,		Annuity	- Accumulation	Contract Owner
Sub-accounts	Fair Value		Net	Net Assets	Reserves	Reserves	Reserves
PVC MidCap Account Class 1	$1,918,421	$	- $	1,918,421	$6,205	$1,912,216	$1,918,421
PVC MidCap Account Class 2	977,998		-	977,998	-	977,998	977,998
PVC Principal Capital Appreciation Account Class 1	10,425,512		-	10,425,512	169,365	10,256,147	10,425,512
PVC Principal Capital Appreciation Account Class 2	2,237,508		-	2,237,508	12,920	2,224,588	2,237,508
PVC Real Estate Securities Account Class 1	439,148		-	439,148	-	439,148	439,148
PVC Real Estate Securities Account Class 2	254,168		-	254,168	-	254,168	254,168
PVC SAM Balanced Portfolio Class 1	28,914,650		-	28,914,650	12,914	28,901,736	28,914,650
PVC SAM Balanced Portfolio Class 2	25,048,816		-	25,048,816	51,684	24,997,132	25,048,816
PVC SAM Conservative Balanced Portfolio Class 1	2,744,189		-	2,744,189	98,557	2,645,632	2,744,189
PVC SAM Conservative Balanced Portfolio Class 2	3,229,240		-	3,229,240	183,141	3,046,099	3,229,240
PVC SAM Conservative Growth Portfolio Class 1	13,152,696		-	13,152,696	36,328	13,116,368	13,152,696
PVC SAM Conservative Growth Portfolio Class 2	13,765,197		-	13,765,197	593,593	13,171,604	13,765,197
PVC SAM Flexible Income Portfolio Class 1	5,070,782		-	5,070,782	21,359	5,049,423	5,070,782
PVC SAM Flexible Income Portfolio Class 2	5,308,046		-	5,308,046	81,483	5,226,563	5,308,046
PVC SAM Strategic Growth Portfolio Class 1	3,065,908		-	3,065,908	32,442	3,033,466	3,065,908
PVC SAM Strategic Growth Portfolio Class 2	5,288,289		-	5,288,289	12,550	5,275,739	5,288,289
PVC Short-Term Income Account Class 1	1,881,407		-	1,881,407	29,545	1,851,862	1,881,407
PVC SmallCap Account Class 1	512,880		-	512,880	1,260	511,620	512,880
PVC SmallCap Account Class 2	338,868		-	338,868	-	338,868	338,868
SST SA Allocation Balanced Portfolio Class 1	24,734		-	24,734	-	24,734	24,734
SST SA Allocation Balanced Portfolio Class 3	137,159,809		-	137,159,809	-	137,159,809	137,159,809
SST SA Allocation Growth Portfolio Class 1	162,673		-	162,673	-	162,673	162,673
SST SA Allocation Growth Portfolio Class 3	149,067,081		-	149,067,081	-	149,067,081	149,067,081
SST SA Allocation Moderate Growth Portfolio Class 1	470,020		-	470,020	-	470,020	470,020
SST SA Allocation Moderate Growth Portfolio Class 3	211,845,107		-	211,845,107	28,724	211,816,383	211,845,107
SST SA Allocation Moderate Portfolio Class 1	102,616		-	102,616	-	102,616	102,616
SST SA Allocation Moderate Portfolio Class 3	183,837,816		-	183,837,816	60,145	183,777,671	183,837,816
SST SA Columbia Focused Value Portfolio Class 3	162,202		-	162,202	-	162,202	162,202
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	153,932		-	153,932	-	153,932	153,932
SST SA Multi-Managed International Equity Portfolio Class 3	486,111		-	486,111	-	486,111	486,111
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	171,501		-	171,501	-	171,501	171,501
SST SA Multi-Managed Large Cap Value Portfolio Class 3	186,918		-	186,918	-	186,918	186,918
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	462,023		-	462,023	-	462,023	462,023
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	350,260		-	350,260	-	350,260	350,260
SST SA Multi-Managed Small Cap Portfolio Class 3	247,120		-	247,120	-	247,120	247,120
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	252,656		-	252,656	-	252,656	252,656
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	66,911,477		-	66,911,477	-	66,911,477	66,911,477
SST SA T. Rowe Price Growth Stock Portfolio Class 3	455,424		-	455,424	-	455,424	455,424
SST SA Wellington Real Return Portfolio Class 1	76,944		-	76,944	-	76,944	76,944
SST SA Wellington Real Return Portfolio Class 3	271,949,055		-	271,949,055	94,147	271,854,908	271,949,055
SAST SA AB Growth Portfolio Class 1	418,161,337		-	418,161,337	5,949,995	412,211,342	418,161,337
SAST SA AB Growth Portfolio Class 2	48,812,760		-	48,812,760	277,726	48,535,034	48,812,760
SAST SA AB Growth Portfolio Class 3	353,127,185		-	353,127,185	1,688,666	351,438,519	353,127,185
SAST SA AB Small & Mid Cap Value Portfolio Class 1	41,424		-	41,424	-	41,424	41,424
SAST SA AB Small & Mid Cap Value Portfolio Class 2	10,502,610		-	10,502,610	66,075	10,436,535	10,502,610
SAST SA AB Small & Mid Cap Value Portfolio Class 3	343,498,739		-	343,498,739	576,054	342,922,685	343,498,739
SAST SA American Funds Asset Allocation Portfolio Class 1	4,319,030		-	4,319,030	-	4,319,030	4,319,030
SAST SA American Funds Asset Allocation Portfolio Class 3	1,050,321,294		-	1,050,321,294	348,360	1,049,972,934	1,050,321,294
SAST SA American Funds Global Growth Portfolio Class 1	91,415		-	91,415	-	91,415	91,415
SAST SA American Funds Global Growth Portfolio Class 3	362,404,927		-	362,404,927	379,509	362,025,418	362,404,927
SAST SA American Funds Growth Portfolio Class 1	160,128		-	160,128	-	160,128	160,128
SAST SA American Funds Growth Portfolio Class 3	350,406,252		-	350,406,252	491,913	349,914,339	350,406,252
SAST SA American Funds Growth-Income Portfolio Class 1	158,760		-	158,760	-	158,760	158,760
SAST SA American Funds Growth-Income Portfolio Class 3	258,117,453		-	258,117,453	583,453	257,534,000	258,117,453
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	130,006		-	130,006	-	130,006	130,006
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	1,724,612,450		-	1,724,612,450	160,142	1,724,452,308	1,724,612,450
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	14,658		-	14,658	-	14,658	14,658
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	708,855,120		-	708,855,120	-	708,855,120	708,855,120
SAST SA Columbia Technology Portfolio Class 1	15,173,722		-	15,173,722	24,668	15,149,054	15,173,722
SAST SA Columbia Technology Portfolio Class 2	5,428,998		-	5,428,998	21	5,428,977	5,428,998
SAST SA Columbia Technology Portfolio Class 3	59,637,277		-	59,637,277	527,164	59,110,113	59,637,277
SAST SA DFA Ultra Short Bond Portfolio Class 1	27,055,774		-	27,055,774	825,674	26,230,100	27,055,774
SAST SA DFA Ultra Short Bond Portfolio Class 2	10,017,094		-	10,017,094	242,564	9,774,530	10,017,094
SAST SA DFA Ultra Short Bond Portfolio Class 3	150,074,756		-	150,074,756	1,005,315	149,069,441	150,074,756
SAST SA Dogs of Wall Street Portfolio Class 1	27,939,538		-	27,939,538	778,371	27,161,167	27,939,538
SAST SA Dogs of Wall Street Portfolio Class 2	5,976,602		-	5,976,602	144,452	5,832,150	5,976,602
SAST SA Dogs of Wall Street Portfolio Class 3	118,452,677		-	118,452,677	14,167	118,438,510	118,452,677
SAST SA Emerging Markets Equity Index Portfolio Class 1	14,683		-	14,683	-	14,683	14,683

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)
			Company's			Contract		Net Assets
			General			Owners -	Contract Owners	Attributable to
	Investments at		Account,			Annuity	- Accumulation	Contract Owner
Sub-accounts	Fair Value		Net	Net Assets		Reserves	Reserves	Reserves
SAST SA Emerging Markets Equity Index Portfolio Class 3	$2,181,903	$	- $	2,181,903	$	- $	2,181,903	$2,181,903
SAST SA Federated Corporate Bond Portfolio Class 1	55,496,983		-	55,496,983		771,247	54,725,736	55,496,983
SAST SA Federated Corporate Bond Portfolio Class 2	17,981,049		-	17,981,049		479,262	17,501,787	17,981,049
SAST SA Federated Corporate Bond Portfolio Class 3	590,433,063		-	590,433,063		722,720	589,710,343	590,433,063
SAST SA Fidelity Institutional AM® International Growth Portfolio Class	55,236		-	55,236		-	55,236	55,236
SAST SA Fidelity Institutional AM® International Growth Portfolio Class	938,721		-	938,721		-	938,721	938,721
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	20,147,628		-	20,147,628		148,269	19,999,359	20,147,628
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	4,652,649		-	4,652,649		14,977	4,637,672	4,652,649
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	151,160,749		-	151,160,749		249,861	150,910,888	151,160,749
SAST SA Fixed Income Index Portfolio Class 3	21,021,148		-	21,021,148		-	21,021,148	21,021,148
SAST SA Fixed Income Intermediate Index Portfolio Class 3	17,592,037		-	17,592,037		-	17,592,037	17,592,037
SAST SA Franklin Small Company Value Portfolio Class 3	144,933,900		-	144,933,900		72,574	144,861,326	144,933,900
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	114,199		-	114,199		-	114,199	114,199
SAST SA Global Index Allocation 60-40 Portfolio Class 3	31,616,986		-	31,616,986		-	31,616,986	31,616,986
SAST SA Global Index Allocation 75-25 Portfolio Class 1	57,683		-	57,683		-	57,683	57,683
SAST SA Global Index Allocation 75-25 Portfolio Class 3	31,581,446		-	31,581,446		-	31,581,446	31,581,446
SAST SA Global Index Allocation 90-10 Portfolio Class 1	793,997		-	793,997		-	793,997	793,997
SAST SA Global Index Allocation 90-10 Portfolio Class 3	128,518,535		-	128,518,535		-	128,518,535	128,518,535
SAST SA Goldman Sachs Global Bond Portfolio Class 1	19,392,656		-	19,392,656		202,577	19,190,079	19,392,656
SAST SA Goldman Sachs Global Bond Portfolio Class 2	4,953,642		-	4,953,642		99,151	4,854,491	4,953,642
SAST SA Goldman Sachs Global Bond Portfolio Class 3	207,424,846		-	207,424,846		125,395	207,299,451	207,424,846
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	7,326		-	7,326		-	7,326	7,326
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	17,736,976		-	17,736,976		-	17,736,976	17,736,976
SAST SA Index Allocation 60-40 Portfolio Class 1	39,778		-	39,778		-	39,778	39,778
SAST SA Index Allocation 60-40 Portfolio Class 3	110,358,370		-	110,358,370		-	110,358,370	110,358,370
SAST SA Index Allocation 80-20 Portfolio Class 1	1,718,802		-	1,718,802		-	1,718,802	1,718,802
SAST SA Index Allocation 80-20 Portfolio Class 3	207,511,352		-	207,511,352		51,410	207,459,942	207,511,352
SAST SA Index Allocation 90-10 Portfolio Class 1	2,676,320		-	2,676,320		-	2,676,320	2,676,320
SAST SA Index Allocation 90-10 Portfolio Class 3	586,183,530		-	586,183,530		-	586,183,530	586,183,530
SAST SA International Index Portfolio Class 1	939,193		-	939,193		-	939,193	939,193
SAST SA International Index Portfolio Class 3	3,924,596		-	3,924,596		-	3,924,596	3,924,596
SAST SA Invesco Growth Opportunities Portfolio Class 1	8,080,815		-	8,080,815		16,173	8,064,642	8,080,815
SAST SA Invesco Growth Opportunities Portfolio Class 2	3,030,330		-	3,030,330		78,305	2,952,025	3,030,330
SAST SA Invesco Growth Opportunities Portfolio Class 3	118,572,053		-	118,572,053		69,168	118,502,885	118,572,053
SAST SA Invesco VCP Equity-Income Portfolio Class 1	228,190		-	228,190		-	228,190	228,190
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,276,601,271		-	1,276,601,271		62,430	1,276,538,841	1,276,601,271
SAST SA Janus Focused Growth Portfolio Class 1	13,853,744		-	13,853,744		228,741	13,625,003	13,853,744
SAST SA Janus Focused Growth Portfolio Class 2	8,931,106		-	8,931,106		105,244	8,825,862	8,931,106
SAST SA Janus Focused Growth Portfolio Class 3	96,873,773		-	96,873,773		62,393	96,811,380	96,873,773
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	48,023,385		-	48,023,385		577,072	47,446,313	48,023,385
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	10,532,417		-	10,532,417		132,384	10,400,033	10,532,417
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	146,452,520		-	146,452,520		124,607	146,327,913	146,452,520
SAST SA JPMorgan Emerging Markets Portfolio Class 1	18,695,795		-	18,695,795		67,670	18,628,125	18,695,795
SAST SA JPMorgan Emerging Markets Portfolio Class 2	3,042,380		-	3,042,380		24,350	3,018,030	3,042,380
SAST SA JPMorgan Emerging Markets Portfolio Class 3	103,838,724		-	103,838,724		162,294	103,676,430	103,838,724
SAST SA JPMorgan Equity-Income Portfolio Class 1	125,680,120		-	125,680,120		1,924,239	123,755,881	125,680,120
SAST SA JPMorgan Equity-Income Portfolio Class 2	10,490,215		-	10,490,215		152,496	10,337,719	10,490,215
SAST SA JPMorgan Equity-Income Portfolio Class 3	135,241,194		-	135,241,194		386,295	134,854,899	135,241,194
SAST SA JPMorgan Global Equities Portfolio Class 1	37,591,764		-	37,591,764		347,053	37,244,711	37,591,764
SAST SA JPMorgan Global Equities Portfolio Class 2	3,706,157		-	3,706,157		52,528	3,653,629	3,706,157
SAST SA JPMorgan Global Equities Portfolio Class 3	28,038,965		-	28,038,965		61,435	27,977,530	28,038,965
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	42,035,477		-	42,035,477		522,850	41,512,627	42,035,477
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	7,548,295		-	7,548,295		158,828	7,389,467	7,548,295
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	633,887,209		-	633,887,209		258,012	633,629,197	633,887,209
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	39,239,784		-	39,239,784		814,591	38,425,193	39,239,784
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	15,034,433		-	15,034,433		78,665	14,955,768	15,034,433
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	112,120,517		-	112,120,517		29,830	112,090,687	112,120,517
SAST SA Large Cap Growth Index Portfolio Class 1	582,420		-	582,420		-	582,420	582,420
SAST SA Large Cap Growth Index Portfolio Class 3	5,155,480		-	5,155,480		-	5,155,480	5,155,480
SAST SA Large Cap Index Portfolio Class 3	18,613,266		-	18,613,266		-	18,613,266	18,613,266
SAST SA Large Cap Value Index Portfolio Class 1	406,753		-	406,753		-	406,753	406,753
SAST SA Large Cap Value Index Portfolio Class 3	4,632,952		-	4,632,952		-	4,632,952	4,632,952
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	331,917,040		-	331,917,040		3,703,031	328,214,009	331,917,040
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	44,937,837		-	44,937,837		429,038	44,508,799	44,937,837
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	362,183,792		-	362,183,792		629,129	361,554,663	362,183,792
SAST SA Legg Mason Tactical Opportunities Class 1	33,249		-	33,249		-	33,249	33,249

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)
			Company's			Contract		Net Assets
			General			Owners -	Contract Owners	Attributable to
	Investments at		Account,			Annuity	- Accumulation	Contract Owner
Sub-accounts	Fair Value		Net	Net Assets		Reserves	Reserves	Reserves
SAST SA Legg Mason Tactical Opportunities Class 3	$40,007,611	$	- $	40,007,611	$	- $	40,007,611	$40,007,611
SAST SA MFS Blue Chip Growth Portfolio Class 1	8,023,280		-	8,023,280		73,954	7,949,326	8,023,280
SAST SA MFS Blue Chip Growth Portfolio Class 2	3,175,985		-	3,175,985		-	3,175,985	3,175,985
SAST SA MFS Blue Chip Growth Portfolio Class 3	94,474,080		-	94,474,080		158,254	94,315,826	94,474,080
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	48,088,946		-	48,088,946		896,469	47,192,477	48,088,946
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	8,338,235		-	8,338,235		25,392	8,312,843	8,338,235
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	225,270,232		-	225,270,232		155,238	225,114,994	225,270,232
SAST SA MFS Total Return Portfolio Class 1	106,304,110		-	106,304,110		966,172	105,337,938	106,304,110
SAST SA MFS Total Return Portfolio Class 2	22,991,542		-	22,991,542		100,303	22,891,239	22,991,542
SAST SA MFS Total Return Portfolio Class 3	184,317,565		-	184,317,565		847,615	183,469,950	184,317,565
SAST SA Mid Cap Index Portfolio Class 1	13,957		-	13,957		-	13,957	13,957
SAST SA Mid Cap Index Portfolio Class 3	7,819,510		-	7,819,510		1,844	7,817,666	7,819,510
SAST SA Morgan Stanley International Equities Portfolio Class 1	26,550,405		-	26,550,405		381,597	26,168,808	26,550,405
SAST SA Morgan Stanley International Equities Portfolio Class 2	9,231,971		-	9,231,971		79,114	9,152,857	9,231,971
SAST SA Morgan Stanley International Equities Portfolio Class 3	103,291,412		-	103,291,412		110,538	103,180,874	103,291,412
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	26,140,659		-	26,140,659		509,637	25,631,022	26,140,659
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2	3,549,185		-	3,549,185		33,322	3,515,863	3,549,185
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	57,141,250		-	57,141,250		205,138	56,936,112	57,141,250
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,165,508,351		-	1,165,508,351		65,871	1,165,442,480	1,165,508,351
SAST SA PineBridge High-Yield Bond Portfolio Class 1	37,372,402		-	37,372,402		551,664	36,820,738	37,372,402
SAST SA PineBridge High-Yield Bond Portfolio Class 2	7,770,036		-	7,770,036		129,749	7,640,287	7,770,036
SAST SA PineBridge High-Yield Bond Portfolio Class 3	97,140,054		-	97,140,054		260,286	96,879,768	97,140,054
SAST SA Putnam International Growth and Income Portfolio Class 1	23,063,747		-	23,063,747		254,101	22,809,646	23,063,747
SAST SA Putnam International Growth and Income Portfolio Class 2	4,607,180		-	4,607,180		25,028	4,582,152	4,607,180
SAST SA Putnam International Growth and Income Portfolio Class 3	89,195,939		-	89,195,939		141,420	89,054,519	89,195,939
SAST SA Schroders VCP Global Allocation Portfolio Class 1	174,914		-	174,914		-	174,914	174,914
SAST SA Schroders VCP Global Allocation Portfolio Class 3	551,865,273		-	551,865,273		11,458	551,853,815	551,865,273
SAST SA Small Cap Index Portfolio Class 1	42,919		-	42,919		-	42,919	42,919
SAST SA Small Cap Index Portfolio Class 3	6,875,897		-	6,875,897		-	6,875,897	6,875,897
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	191,336		-	191,336		-	191,336	191,336
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	181,776,562		-	181,776,562		-	181,776,562	181,776,562
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	89,101		-	89,101		-	89,101	89,101
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,305,919,982		-	1,305,919,982		18,163	1,305,901,819	1,305,919,982
SAST SA Templeton Foreign Value Portfolio Class 2	10,209,894		-	10,209,894		144,953	10,064,941	10,209,894
SAST SA Templeton Foreign Value Portfolio Class 3	330,274,799		-	330,274,799		295,034	329,979,765	330,274,799
SAST SA VCP Dynamic Allocation Portfolio Class 1	219,556		-	219,556		-	219,556	219,556
SAST SA VCP Dynamic Allocation Portfolio Class 3	8,625,244,704		-	8,625,244,704		1,589,592	8,623,655,112	8,625,244,704
SAST SA VCP Dynamic Strategy Portfolio Class 1	219,559		-	219,559		-	219,559	219,559
SAST SA VCP Dynamic Strategy Portfolio Class 3	5,476,551,697		-	5,476,551,697		1,058,695	5,475,493,002	5,476,551,697
SAST SA VCP Index Allocation Portfolio Class 3	326,664,409		-	326,664,409		25,526	326,638,883	326,664,409
SAST SA WellsCap Aggressive Growth Portfolio Class 1	29,155,236		-	29,155,236		621,487	28,533,749	29,155,236
SAST SA WellsCap Aggressive Growth Portfolio Class 2	3,113,641		-	3,113,641		15	3,113,626	3,113,641
SAST SA WellsCap Aggressive Growth Portfolio Class 3	29,874,882		-	29,874,882		6,015	29,868,867	29,874,882
VALIC Company I International Equities Index Fund	5,326,758		-	5,326,758		-	5,326,758	5,326,758
VALIC Company I International Socially Responsible Fund	1,112,681		-	1,112,681		-	1,112,681	1,112,681
VALIC Company I Mid Cap Index Fund	4,437,633		-	4,437,633		-	4,437,633	4,437,633
VALIC Company I Nasdaq-100 Index Fund	3,496,878		-	3,496,878		-	3,496,878	3,496,878
VALIC Company I Small Cap Index Fund	3,556,921		-	3,556,921		-	3,556,921	3,556,921
VALIC Company I Stock Index Fund	13,142,385		-	13,142,385		-	13,142,385	13,142,385

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset Value	Shares at Fair	Cost of Shares
Sub-accounts	Shares	per Share	Value	Held	Level*
American Funds IS Asset Allocation Fund Class 2	2,403,175	$23.79	$57,171,522	$49,180,140	1
American Funds IS Asset Allocation Fund Class 3	1,352,520	24.08	32,568,686	28,028,972	1
American Funds IS Capital Income Builder Class 4	279,314	10.71	2,991,457	2,728,137	1
American Funds IS Global Growth Fund Class 2	5,670,622	32.24	182,820,869	150,910,325	1
American Funds IS Growth Fund Class 2	3,448,644	80.57	277,857,246	240,266,269	1
American Funds IS Growth Fund Class 3	2,608,916	81.84	213,513,707	179,273,052	1
American Funds IS Growth-Income Fund Class 2	5,592,281	50.08	280,061,420	255,621,508	1
American Funds IS Growth-Income Fund Class 3	3,078,856	50.81	156,436,658	138,548,482	1
American Funds IS High-Income Bond Fund Class 3	1,002,331	9.92	9,943,126	10,059,079	1
American Funds IS International Fund Class 3	1,181,236	20.92	24,711,467	22,487,365	1
American Funds IS Ultra-Short Bond Fund Class 3	286,198	11.13	3,185,378	3,197,017	1
American Funds IS US Government/AAA-Rated Securities Fund Class 3	712,836	12.37	8,817,779	8,866,786	1
AST SA BlackRock Multi-Asset Income Portfolio Class 1	1,943,964	6.74	13,102,314	13,420,694	1
AST SA BlackRock Multi-Asset Income Portfolio Class 3	7,622,575	6.65	50,690,122	48,648,096	1
AST SA PGI Asset Allocation Portfolio Class 1	6,328,973	14.08	89,111,935	87,950,093	1
AST SA PGI Asset Allocation Portfolio Class 2	844,892	14.07	11,887,626	11,660,061	1
AST SA PGI Asset Allocation Portfolio Class 3	3,120,776	13.95	43,534,824	43,728,879	1
AST SA Wellington Capital Appreciation Portfolio Class 1	8,405,116	43.60	366,463,071	355,037,046	1
AST SA Wellington Capital Appreciation Portfolio Class 2	1,135,364	40.95	46,493,145	45,032,347	1
AST SA Wellington Capital Appreciation Portfolio Class 3	11,272,205	39.26	442,546,761	439,264,044	1
AST SA Wellington Government and Quality Bond Portfolio Class 1	4,279,332	15.39	65,858,921	64,940,769	1
AST SA Wellington Government and Quality Bond Portfolio Class 2	1,391,931	15.44	21,491,414	21,025,020	1
AST SA Wellington Government and Quality Bond Portfolio Class 3	28,639,603	15.35	439,617,906	431,843,985	1
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,679,776	8.48	14,244,502	13,153,524	1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	5,219,976	8.44	44,056,601	41,877,090	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	43,476	12.12	526,932	448,551	1
BlackRock Global Allocation V.I. Fund Class III	156,010	14.48	2,259,020	2,168,824	1
Columbia VP Asset Allocation Fund Class 1	51,174	15.96	816,744	656,059	1
Columbia VP Dividend Opportunity Fund Class 1	58,570	29.59	1,733,097	783,502	1
Columbia VP Emerging Markets Bond Fund Class 2	8,611	9.61	82,748	86,591	1
Columbia VP Income Opportunities Fund Class 1	1,183,787	7.64	9,044,133	9,015,997	1
Columbia VP Large Cap Growth Fund Class 1	1,043,602	21.88	22,834,005	13,344,486	1
Columbia VP Limited Duration Credit Fund Class 2	25,985	9.72	252,571	243,746	1
Columbia VP Loomis Sayles Growth Fund Class 1	49,716	37.55	1,866,835	1,123,883	1
Columbia VP Mid Cap Growth Opportunity Fund Class 1	12,373	33.20	410,783	203,938	1
Columbia VP Overseas Core Fund Class 2	96,971	13.32	1,291,650	1,239,923	1
Columbia VP Small Company Growth Fund Class 1	45,824	17.82	816,586	687,306	1
FTVIP Franklin Allocation VIP Fund Class 2	5,652,512	6.81	38,493,610	39,414,408	1
FTVIP Franklin Income VIP Fund Class 1	54,457	16.52	899,638	900,182	1
FTVIP Franklin Income VIP Fund Class 2	7,869,179	15.91	125,198,641	122,147,513	1
FTVIP Franklin Strategic Income VIP Fund Class 2	83,444	10.55	880,330	903,387	1
Goldman Sachs VIT Global Trends Allocation Fund Service Class	5,089	12.30	62,596	59,640	1
Goldman Sachs VIT Government Money Market Fund Institutional Class	1,410,896	1.00	1,410,896	1,410,896	1
Goldman Sachs VIT Government Money Market Fund Service Class	86,588,911	1.00	86,588,911	86,588,916	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	94,102	8.99	845,973	861,579	1
Invesco V.I. American Franchise Fund Series II	447,653	63.90	28,605,004	26,009,777	1
Invesco V.I. Balanced-Risk Allocation Fund Series II	97,999	10.73	1,051,526	1,057,137	1
Invesco V.I. Comstock Fund Series I	831	17.16	14,253	14,894	1
Invesco V.I. Comstock Fund Series II	16,471,838	17.09	281,503,714	275,595,104	1
Invesco V.I. Growth and Income Fund Series I	47,188	19.09	900,815	901,759	1
Invesco V.I. Growth and Income Fund Series II	20,029,320	19.06	381,758,846	400,834,272	1
Ivy VIP Asset Strategy Class II	43,340	9.50	411,737	376,894	1
Lord Abbett Bond Debenture Portfolio Class VC	125,737	12.08	1,518,906	1,534,093	1
Lord Abbett Fundamental Equity Portfolio Class VC	19,844	16.54	328,226	346,315	1
Lord Abbett Growth and Income Portfolio Class VC	4,906,146	34.57	169,605,470	152,180,115	1
Lord Abbett Mid Cap Stock Portfolio Class VC	555,550	23.74	13,188,768	11,265,627	1
Lord Abbett Short Duration Income Portfolio Class VC	138,961	14.27	1,982,979	2,009,723	1
Morgan Stanley VIF Global Infrastructure Portfolio Class II	154,895	8.06	1,248,455	1,173,702	1
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	90,224	10.30	929,308	858,768	1
PIMCO All Asset Portfolio Advisor Class	4,747	10.92	51,833	49,184	1
PIMCO Dynamic Bond Portfolio Advisor Class	94,572	10.39	982,607	963,811	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	38,578	13.19	508,840	500,574	1
PIMCO Total Return Portfolio Advisor Class	467,045	11.02	5,146,833	5,163,111	1
PIMCO Total Return Portfolio Institutional Class	1,442	11.02	15,890	15,914	1
PVC Core Plus Bond Account Class 1	416,278	11.50	4,787,195	4,770,647	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset Value	Shares at Fair	Cost of Shares
Sub-accounts	Shares	per Share	Value	Held	Level*
PVC Diversified International Account Class 1	63,986	$15.71	$1,005,217	$690,336	1
PVC Equity Income Account Class 1	425,591	28.19	11,997,413	8,737,163	1
PVC Equity Income Account Class 2	263,365	27.93	7,355,773	4,895,790	1
PVC Government & High Quality Bond Account Class 1	229,788	9.81	2,254,221	2,328,117	1
PVC LargeCap Growth Account I Class 1	30,001	37.64	1,129,251	1,072,176	1
PVC MidCap Account Class 1	32,006	59.94	1,918,421	1,678,749	1
PVC MidCap Account Class 2	16,459	59.42	977,998	821,868	1
PVC Principal Capital Appreciation Account Class 1	339,372	30.72	10,425,512	7,983,126	1
PVC Principal Capital Appreciation Account Class 2	73,796	30.32	2,237,508	1,685,185	1
PVC Real Estate Securities Account Class 1	20,425	21.50	439,148	373,916	1
PVC Real Estate Securities Account Class 2	11,789	21.56	254,168	215,439	1
PVC SAM Balanced Portfolio Class 1	1,845,223	15.67	28,914,650	27,470,251	1
PVC SAM Balanced Portfolio Class 2	1,618,141	15.48	25,048,816	24,333,338	1
PVC SAM Conservative Balanced Portfolio Class 1	225,118	12.19	2,744,189	2,694,348	1
PVC SAM Conservative Balanced Portfolio Class 2	268,432	12.03	3,229,240	3,216,402	1
PVC SAM Conservative Growth Portfolio Class 1	659,614	19.94	13,152,696	11,347,392	1
PVC SAM Conservative Growth Portfolio Class 2	701,233	19.63	13,765,197	12,321,725	1
PVC SAM Flexible Income Portfolio Class 1	403,083	12.58	5,070,782	4,981,213	1
PVC SAM Flexible Income Portfolio Class 2	426,692	12.44	5,308,046	5,287,803	1
PVC SAM Strategic Growth Portfolio Class 1	140,316	21.85	3,065,908	2,551,358	1
PVC SAM Strategic Growth Portfolio Class 2	245,624	21.53	5,288,289	4,653,717	1
PVC Short-Term Income Account Class 1	732,065	2.57	1,881,407	1,865,261	1
PVC SmallCap Account Class 1	33,456	15.33	512,880	501,919	1
PVC SmallCap Account Class 2	22,206	15.26	338,868	334,742	1
SST SA Allocation Balanced Portfolio Class 1	2,456	10.07	24,734	23,975	1
SST SA Allocation Balanced Portfolio Class 3	13,607,124	10.08	137,159,809	145,428,415	1
SST SA Allocation Growth Portfolio Class 1	11,368	14.31	162,673	164,841	1
SST SA Allocation Growth Portfolio Class 3	10,446,186	14.27	149,067,081	143,258,886	1
SST SA Allocation Moderate Growth Portfolio Class 1	44,679	10.52	470,020	443,615	1
SST SA Allocation Moderate Growth Portfolio Class 3	20,118,244	10.53	211,845,107	222,003,871	1
SST SA Allocation Moderate Portfolio Class 1	9,644	10.64	102,616	93,677	1
SST SA Allocation Moderate Portfolio Class 3	17,294,244	10.63	183,837,816	191,227,284	1
SST SA Columbia Focused Value Portfolio Class 3	8,221	19.73	162,202	154,498	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	12,957	11.88	153,932	152,689	1
SST SA Multi-Managed International Equity Portfolio Class 3	54,928	8.85	486,111	484,106	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	12,629	13.58	171,501	174,069	1
SST SA Multi-Managed Large Cap Value Portfolio Class 3	11,800	15.84	186,918	186,273	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	26,341	17.54	462,023	425,934	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	21,661	16.17	350,260	357,811	1
SST SA Multi-Managed Small Cap Portfolio Class 3	19,582	12.62	247,120	263,442	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	20,778	12.16	252,656	257,350	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,516,198	12.13	66,911,477	67,033,921	1
SST SA T. Rowe Price Growth Stock Portfolio Class 3	20,872	21.82	455,424	486,259	1
SST SA Wellington Real Return Portfolio Class 1	7,851	9.80	76,944	77,003	1
SST SA Wellington Real Return Portfolio Class 3	27,949,543	9.73	271,949,055	270,049,685	1
SAST SA AB Growth Portfolio Class 1	8,290,272	50.44	418,161,337	332,021,829	1
SAST SA AB Growth Portfolio Class 2	977,624	49.93	48,812,760	40,939,810	1
SAST SA AB Growth Portfolio Class 3	7,180,301	49.18	353,127,185	301,849,328	1
SAST SA AB Small & Mid Cap Value Portfolio Class 1	2,803	14.78	41,424	40,242	1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	711,077	14.77	10,502,610	11,759,701	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	23,479,066	14.63	343,498,739	379,898,087	1
SAST SA American Funds Asset Allocation Portfolio Class 1	293,612	14.71	4,319,030	4,278,331	1
SAST SA American Funds Asset Allocation Portfolio Class 3	71,499,067	14.69	1,050,321,294	1,020,456,514	1
SAST SA American Funds Global Growth Portfolio Class 1	8,356	10.94	91,415	92,919	1
SAST SA American Funds Global Growth Portfolio Class 3	33,096,340	10.95	362,404,927	372,583,074	1
SAST SA American Funds Growth Portfolio Class 1	13,333	12.01	160,128	142,323	1
SAST SA American Funds Growth Portfolio Class 3	29,224,875	11.99	350,406,252	331,695,106	1
SAST SA American Funds Growth-Income Portfolio Class 1	13,252	11.98	158,760	143,913	1
SAST SA American Funds Growth-Income Portfolio Class 3	21,617,877	11.94	258,117,453	255,040,976	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	8,778	14.81	130,006	122,953	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	116,606,657	14.79	1,724,612,450	1,514,948,687	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,318	11.12	14,658	15,097	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	63,631,519	11.14	708,855,120	688,433,134	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset Value	Shares at Fair	Cost of Shares
Sub-accounts	Shares	per Share	Value	Held	Level*
SAST SA Columbia Technology Portfolio Class 1	1,930,499	$7.86	$15,173,722	$11,405,901	1
SAST SA Columbia Technology Portfolio Class 2	717,173	7.57	5,428,998	4,070,504	1
SAST SA Columbia Technology Portfolio Class 3	8,080,932	7.38	59,637,277	52,436,501	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,542,836	10.64	27,055,774	27,114,829	1
SAST SA DFA Ultra Short Bond Portfolio Class 2	953,101	10.51	10,017,094	9,998,739	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	14,416,403	10.41	150,074,756	150,271,079	1
SAST SA Dogs of Wall Street Portfolio Class 1	1,956,550	14.28	27,939,538	25,151,125	1
SAST SA Dogs of Wall Street Portfolio Class 2	419,117	14.26	5,976,602	5,559,118	1
SAST SA Dogs of Wall Street Portfolio Class 3	8,389,000	14.12	118,452,677	113,827,521	1
SAST SA Emerging Markets Equity Index Portfolio Class 1	972	15.11	14,683	13,085	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	144,785	15.07	2,181,903	1,987,626	1
SAST SA Federated Corporate Bond Portfolio Class 1	4,098,743	13.54	55,496,983	54,286,610	1
SAST SA Federated Corporate Bond Portfolio Class 2	1,327,995	13.54	17,981,049	17,965,309	1
SAST SA Federated Corporate Bond Portfolio Class 3	43,898,369	13.45	590,433,063	585,929,985	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	3,310	16.69	55,236	51,496	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	56,244	16.69	938,721	872,994	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,452,605	13.87	20,147,628	20,549,075	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	336,417	13.83	4,652,649	4,574,540	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	11,009,523	13.73	151,160,749	151,459,854	1
SAST SA Fixed Income Index Portfolio Class 3	1,960,928	10.72	21,021,148	20,263,543	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,699,714	10.35	17,592,037	17,059,870	1
SAST SA Franklin Small Company Value Portfolio Class 3	7,758,774	18.68	144,933,900	165,724,310	1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	7,036	16.23	114,199	112,677	1
SAST SA Global Index Allocation 60-40 Portfolio Class 3	1,958,921	16.14	31,616,986	29,503,995	1
SAST SA Global Index Allocation 75-25 Portfolio Class 1	3,572	16.15	57,683	52,295	1
SAST SA Global Index Allocation 75-25 Portfolio Class 3	1,956,719	16.14	31,581,446	29,104,789	1
SAST SA Global Index Allocation 90-10 Portfolio Class 1	49,470	16.05	793,997	725,847	1
SAST SA Global Index Allocation 90-10 Portfolio Class 3	8,012,378	16.04	128,518,535	119,286,380	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	1,729,943	11.21	19,392,656	20,004,574	1
SAST SA Goldman Sachs Global Bond Portfolio Class 2	446,274	11.10	4,953,642	4,988,047	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	18,908,372	10.97	207,424,846	205,683,918	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	685	10.69	7,326	7,012	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,659,212	10.69	17,736,976	16,932,431	1
SAST SA Index Allocation 60-40 Portfolio Class 1	3,331	11.94	39,778	36,668	1
SAST SA Index Allocation 60-40 Portfolio Class 3	9,250,492	11.93	110,358,370	101,947,307	1
SAST SA Index Allocation 80-20 Portfolio Class 1	138,949	12.37	1,718,802	1,574,398	1
SAST SA Index Allocation 80-20 Portfolio Class 3	16,775,372	12.37	207,511,352	188,557,098	1
SAST SA Index Allocation 90-10 Portfolio Class 1	212,913	12.57	2,676,320	2,435,626	1
SAST SA Index Allocation 90-10 Portfolio Class 3	46,633,535	12.57	586,183,530	530,574,344	1
SAST SA International Index Portfolio Class 1	80,136	11.72	939,193	941,379	1
SAST SA International Index Portfolio Class 3	335,722	11.69	3,924,596	3,661,893	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	924,578	8.74	8,080,815	8,068,710	1
SAST SA Invesco Growth Opportunities Portfolio Class 2	365,982	8.28	3,030,330	3,078,647	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	14,803,003	8.01	118,572,053	116,921,850	1
SAST SA Invesco VCP Equity-Income Portfolio Class 1	17,327	13.17	228,190	223,664	1
SAST SA Invesco VCP Equity-Income Portfolio Class 3	96,712,217	13.20	1,276,601,271	1,163,719,894	1
SAST SA Janus Focused Growth Portfolio Class 1	842,173	16.45	13,853,744	10,560,241	1
SAST SA Janus Focused Growth Portfolio Class 2	557,845	16.01	8,931,106	6,152,926	1
SAST SA Janus Focused Growth Portfolio Class 3	6,170,304	15.70	96,873,773	77,041,027	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,515,630	19.09	48,023,385	45,830,866	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	552,883	19.05	10,532,417	10,634,391	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,728,365	18.95	146,452,520	150,368,876	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	2,178,997	8.58	18,695,795	16,345,631	1
SAST SA JPMorgan Emerging Markets Portfolio Class 2	356,251	8.54	3,042,380	2,818,197	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	12,259,590	8.47	103,838,724	91,321,286	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,457,500	36.35	125,680,120	93,419,385	1
SAST SA JPMorgan Equity-Income Portfolio Class 2	288,827	36.32	10,490,215	8,596,713	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	3,744,219	36.12	135,241,194	121,146,620	1
SAST SA JPMorgan Global Equities Portfolio Class 1	2,004,894	18.75	37,591,764	31,335,145	1
SAST SA JPMorgan Global Equities Portfolio Class 2	198,190	18.70	3,706,157	3,314,836	1
SAST SA JPMorgan Global Equities Portfolio Class 3	1,509,907	18.57	28,038,965	28,120,045	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	4,559,162	9.22	42,035,477	41,456,817	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	821,360	9.19	7,548,295	7,413,225	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset Value	Shares at Fair	Cost of Shares
Sub-accounts	Shares	per Share	Value	Held	Level*
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	69,505,176	$9.12	$633,887,209	$617,677,028	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,990,857	19.71	39,239,784	32,125,786	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	797,160	18.86	15,034,433	12,234,168	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,110,110	18.35	112,120,517	100,347,917	1
SAST SA Large Cap Growth Index Portfolio Class 1	31,046	18.76	582,420	581,226	1
SAST SA Large Cap Growth Index Portfolio Class 3	275,253	18.73	5,155,480	4,718,857	1
SAST SA Large Cap Index Portfolio Class 3	713,699	26.08	18,613,266	16,512,087	1
SAST SA Large Cap Value Index Portfolio Class 1	22,497	18.08	406,753	401,741	1
SAST SA Large Cap Value Index Portfolio Class 3	256,389	18.07	4,632,952	4,105,560	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	15,896,410	20.88	331,917,040	337,852,641	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	2,151,165	20.89	44,937,837	44,212,478	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	17,446,233	20.76	362,183,792	356,270,864	1
SAST SA Legg Mason Tactical Opportunities Class 1	2,995	11.10	33,249	30,909	1
SAST SA Legg Mason Tactical Opportunities Class 3	3,607,539	11.09	40,007,611	37,439,636	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	594,317	13.50	8,023,280	6,587,090	1
SAST SA MFS Blue Chip Growth Portfolio Class 2	236,133	13.45	3,175,985	2,495,555	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	7,082,015	13.34	94,474,080	79,128,980	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	2,007,051	23.96	48,088,946	36,560,508	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	347,571	23.99	8,338,235	7,254,373	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	9,449,255	23.84	225,270,232	193,099,857	1
SAST SA MFS Total Return Portfolio Class 1	5,522,291	19.25	106,304,110	93,769,416	1
SAST SA MFS Total Return Portfolio Class 2	1,193,126	19.27	22,991,542	20,295,984	1
SAST SA MFS Total Return Portfolio Class 3	9,599,873	19.20	184,317,565	174,488,889	1
SAST SA Mid Cap Index Portfolio Class 1	1,174	11.89	13,957	13,124	1
SAST SA Mid Cap Index Portfolio Class 3	659,318	11.86	7,819,510	7,367,972	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,597,887	10.22	26,550,405	24,198,683	1
SAST SA Morgan Stanley International Equities Portfolio Class 2	906,873	10.18	9,231,971	8,412,978	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	10,176,494	10.15	103,291,412	95,219,173	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	1,158,717	22.56	26,140,659	17,162,382	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2	157,322	22.56	3,549,185	2,624,693	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	2,546,402	22.44	57,141,250	49,163,972	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	104,529,897	11.15	1,165,508,351	1,126,185,720	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	6,832,249	5.47	37,372,402	38,618,638	1
SAST SA PineBridge High-Yield Bond Portfolio Class 2	1,420,482	5.47	7,770,036	8,148,278	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	17,889,513	5.43	97,140,054	99,793,430	1
SAST SA Putnam International Growth and Income Portfolio Class 1	2,301,771	10.02	23,063,747	22,930,192	1
SAST SA Putnam International Growth and Income Portfolio Class 2	457,061	10.08	4,607,180	3,856,362	1
SAST SA Putnam International Growth and Income Portfolio Class 3	8,866,396	10.06	89,195,939	73,259,530	1
SAST SA Schroders VCP Global Allocation Portfolio Class 1	15,316	11.42	174,914	161,071	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	48,324,455	11.42	551,865,273	532,503,325	1
SAST SA Small Cap Index Portfolio Class 1	3,601	11.92	42,919	38,465	1
SAST SA Small Cap Index Portfolio Class 3	578,292	11.89	6,875,897	6,465,820	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	16,326	11.72	191,336	175,220	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	15,483,523	11.74	181,776,562	165,507,865	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	7,151	12.46	89,101	88,958	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	104,641,024	12.48	1,305,919,982	1,202,876,666	1
SAST SA Templeton Foreign Value Portfolio Class 2	693,607	14.72	10,209,894	10,204,615	1
SAST SA Templeton Foreign Value Portfolio Class 3	22,498,283	14.68	330,274,799	331,795,515	1
SAST SA VCP Dynamic Allocation Portfolio Class 1	16,811	13.06	219,556	233,225	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	660,938,292	13.05	8,625,244,704	8,196,049,632	1
SAST SA VCP Dynamic Strategy Portfolio Class 1	16,596	13.23	219,559	230,015	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	413,949,486	13.23	5,476,551,697	5,177,058,848	1
SAST SA VCP Index Allocation Portfolio Class 3	28,679,931	11.39	326,664,409	302,391,180	1
SAST SA WellsCap Aggressive Growth Portfolio Class 1	1,250,225	23.32	29,155,236	18,975,978	1
SAST SA WellsCap Aggressive Growth Portfolio Class 2	136,743	22.77	3,113,641	1,959,765	1
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,336,086	22.36	29,874,882	25,811,721	1
VALIC Company I International Equities Index Fund	701,813	7.59	5,326,758	4,674,924	1
VALIC Company I International Socially Responsible Fund	37,846	29.40	1,112,681	851,490	1
VALIC Company I Mid Cap Index Fund	164,296	27.01	4,437,633	4,294,105	1
VALIC Company I Nasdaq-100 Index Fund	202,132	17.30	3,496,878	2,416,746	1
VALIC Company I Small Cap Index Fund	165,438	21.50	3,556,921	3,344,327	1
VALIC Company I Stock Index Fund	282,510	46.52	13,142,385	10,280,127	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			American
	American	American	Funds IS	American
	Funds IS	Funds IS	Capital	Funds IS	American
	Asset	Asset	Income	Global	Funds IS
	Allocation	Allocation	Builder Class	Growth Fund	Growth Fund
	Fund Class 2	Fund Class 3	4	Class 2	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$1,044,549	$607,705	$73,012	$1,880,466	$1,919,048
Mortality and expense risk and administrative charges	(849,213)	(412,024)	(31,069)	(2,486,087)	(3,885,368)
Net investment income (loss)	195,336	195,681	41,943	(605,621)	(1,966,320)
Net realized gain (loss)	2,633,510	1,164,022	(153)	8,892,912	11,780,570
Capital gain distribution from mutual funds	2,824,494	1,580,933	-	8,802,796	26,098,559
Change in unrealized appreciation (depreciation) of investments	4,170,032	2,689,854	369,030	28,255,097	26,321,218
Increase (decrease) in net assets from operations	9,823,372	5,630,490	410,820	45,345,184	62,234,027
From contract transactions:
Payments received from contract owners	171,563	63,921	44,530	1,344,990	1,094,696
Payments for contract benefits or terminations	(6,843,697)	(2,924,952)	(73,886)	(21,276,427)	(33,128,645)
Transfers between sub-accounts (including fixed account), net	435,356	110,558	84,975	(6,065,979)	(9,042,734)
Contract maintenance charges	(40,838)	(8,171)	(190)	(252,858)	(307,718)
Adjustments to net assets allocated to contracts in payout period	(9,651)	11,312	-	(23,653)	(62,753)
Increase (decrease) in net assets from contract transactions	(6,287,267)	(2,747,332)	55,429	(26,273,927)	(41,447,154)

Increase in net assets from separate account merger	-	-	-	20,253,929	27,494,418
Increase (decrease) in net assets	3,536,105	2,883,158	466,249	39,325,186	48,281,291
Net assets at beginning of period	53,635,417	29,685,528	2,525,208	143,495,683	229,575,955
Net assets at end of period	$57,171,522	$32,568,686	$2,991,457	$182,820,869	$277,857,246
Beginning units	2,027,113	366,615	250,680	3,735,343	5,540,310
Units issued	79,218	15,280	11,708	84,912	111,154
Units redeemed	(296,620)	(45,944)	(7,096)	(657,505)	(978,654)
Units transferred in from separate account merger	-	-	-	408,177	527,307
Ending units	1,809,711	335,951	255,292	3,570,927	5,200,117
For the Year Ended December 31, 2018
From operations:
Dividends	$970,407	$556,851	$50,626	$1,105,420	$1,122,558
Mortality and expense risk and administrative charges	(929,969)	(457,618)	(19,679)	(2,734,093)	(4,264,463)
Net investment income (loss)	40,438	99,233	30,947	(1,628,673)	(3,141,905)
Net realized gain (loss)	2,822,730	2,280,902	2,081	9,503,412	14,165,944
Capital gain distribution from mutual funds	2,633,009	1,541,480	3,501	11,969,381	26,813,601
Change in unrealized appreciation (depreciation) of investments	(8,935,636)	(5,654,828)	(200,138)	(35,986,845)	(39,600,233)
Increase (decrease) in net assets from operations	(3,439,459)	(1,733,213)	(163,609)	(16,142,725)	(1,762,593)
From contract transactions:
Payments received from contract owners	872,749	103,328	54,984	545,148	1,341,774
Payments for contract benefits or terminations	(7,602,608)	(4,857,294)	(45,569)	(23,840,816)	(33,434,852)
Transfers between sub-accounts (including fixed account), net	231,631	(1,508,085)	1,068,431	(830,491)	(5,647,065)
Contract maintenance charges	(44,671)	(9,133)	(166)	(286,799)	(350,892)
Adjustments to net assets allocated to contracts in payout period	8,204	12,252	-	7,700	(1,513)
Increase (decrease) in net assets from contract transactions	(6,534,695)	(6,258,932)	1,077,680	(24,405,258)	(38,092,548)
Increase (decrease) in net assets	(9,974,154)	(7,992,145)	914,071	(40,547,983)	(39,855,141)
Net assets at beginning of period	63,609,571	37,677,673	1,611,137	184,043,666	269,431,096
Net assets at end of period	$53,635,417	$29,685,528	$2,525,208	$143,495,683	$229,575,955
Beginning units	2,258,640	438,551	146,919	4,289,148	6,385,119
Units issued	104,058	17,026	113,822	140,285	170,654
Units redeemed	(335,585)	(88,962)	(10,061)	(694,090)	(1,015,463)
Ending units	2,027,113	366,615	250,680	3,735,343	5,540,310

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		American	American	American
	American	Funds IS	Funds IS	Funds IS	American
	Funds IS	Growth-	Growth-	High-Income	Funds IS
	Growth Fund	Income Fund	Income Fund	Bond Fund	International
	Class 3	Class 2	Class 3	Class 3	Fund Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$1,604,162	$4,336,704	$2,541,511	$611,444	$354,047
Mortality and expense risk and administrative charges	(2,675,519)	(3,698,353)	(1,980,634)	(129,354)	(323,078)
Net investment income (loss)	(1,071,357)	638,351	560,877	482,090	30,969
Net realized gain (loss)	6,673,556	10,863,300	4,340,131	(84,447)	135,139
Capital gain distribution from mutual funds	21,550,282	23,561,753	15,162,690	-	636,896
Change in unrealized appreciation (depreciation) of investments	24,626,497	16,107,373	13,040,095	646,169	3,948,874
Increase (decrease) in net assets from operations	51,778,978	51,170,777	33,103,793	1,043,812	4,751,878
From contract transactions:
Payments received from contract owners	3,078,949	1,641,574	589,111	75,475	389,390
Payments for contract benefits or terminations	(22,222,719)	(34,777,797)	(14,666,943)	(906,689)	(3,053,534)
Transfers between sub-accounts (including fixed account), net	(6,235,916)	(1,776,940)	(3,140,779)	229,523	(1,126,284)
Contract maintenance charges	(41,939)	(287,408)	(38,519)	(3,090)	(6,256)
Adjustments to net assets allocated to contracts in payout period	152,018	(51,321)	122,903	18,321	9,203
Increase (decrease) in net assets from contract transactions	(25,269,607)	(35,251,892)	(17,134,227)	(586,460)	(3,787,481)

Increase in net assets from separate account merger	-	44,706,034	-	-	-
Increase (decrease) in net assets	26,509,371	60,624,919	15,969,566	457,352	964,397
Net assets at beginning of period	187,004,336	219,436,501	140,467,092	9,485,774	23,747,070
Net assets at end of period	$213,513,707	$280,061,420	$156,436,658	$9,943,126	$24,711,467
Beginning units	479,248	6,574,494	554,349	92,070	378,965
Units issued	13,095	216,657	12,205	6,892	10,266
Units redeemed	(68,742)	(1,141,671)	(71,064)	(12,207)	(64,540)
Units transferred in from separate account merger	-	1,101,998	-	-	-
Ending units	423,601	6,751,478	495,490	86,755	324,691
For the Year Ended December 31, 2018
From operations:
Dividends	$1,040,508	$3,456,647	$2,278,761	$664,065	$475,326
Mortality and expense risk and administrative charges	(2,810,257)	(4,029,287)	(2,132,541)	(151,269)	(376,457)
Net investment income (loss)	(1,769,749)	(572,640)	146,220	512,796	98,869
Net realized gain (loss)	7,318,935	12,542,327	6,354,074	(457,508)	455,263
Capital gain distribution from mutual funds	20,930,451	17,523,636	10,965,202	-	1,381,983
Change in unrealized appreciation (depreciation) of investments	(27,904,898)	(35,456,331)	(20,724,253)	(431,795)	(5,944,471)
Increase (decrease) in net assets from operations	(1,425,261)	(5,963,008)	(3,258,757)	(376,507)	(4,008,356)
From contract transactions:
Payments received from contract owners	517,419	2,056,060	247,268	1,568	145,403
Payments for contract benefits or terminations	(18,884,464)	(34,638,427)	(18,702,154)	(1,899,128)	(3,184,664)
Transfers between sub-accounts (including fixed account), net	(5,144,313)	(1,985,214)	(5,517,464)	(350,777)	(473,553)
Contract maintenance charges	(45,640)	(322,665)	(43,612)	(3,563)	(7,318)
Adjustments to net assets allocated to contracts in payout period	331,140	11,068	291,569	16,806	13,736
Increase (decrease) in net assets from contract transactions	(23,225,858)	(34,879,178)	(23,724,393)	(2,235,094)	(3,506,396)
Increase (decrease) in net assets	(24,651,119)	(40,842,186)	(26,983,150)	(2,611,601)	(7,514,752)
Net assets at beginning of period	211,655,455	260,278,687	167,450,242	12,097,375	31,261,822
Net assets at end of period	$187,004,336	$219,436,501	$140,467,092	$9,485,774	$23,747,070
Beginning units	534,374	7,539,285	640,980	113,179	427,823
Units issued	9,119	246,094	10,337	19,107	10,851
Units redeemed	(64,245)	(1,210,885)	(96,968)	(40,216)	(59,709)
Ending units	479,248	6,574,494	554,349	92,070	378,965

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		American	AST SA	AST SA
	American	Funds IS US	BlackRock	BlackRock	AST SA PGI
	Funds IS	Government/	Multi-Asset	Multi-Asset	Asset
	Ultra-Short	AAA-Rated	Income	Income	Allocation
	Bond Fund	Securities	Portfolio	Portfolio	Portfolio
	Class 3	Fund Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$58,906	$180,229	$-	$-	$2,181,968
Mortality and expense risk and administrative charges	(43,504)	(114,714)	(17,680)	(527,539)	(1,196,198)
Net investment income (loss)	15,402	65,515	(17,680)	(527,539)	985,770
Net realized gain (loss)	8,470	14,379	(172,957)	59,477	748,358
Capital gain distribution from mutual funds	-	-	-	-	3,291,943
Change in unrealized appreciation (depreciation) of investments	(8,571)	270,633	424,511	4,589,743	8,381,893
Increase (decrease) in net assets from operations	15,301	350,527	233,874	4,121,681	13,407,964
From contract transactions:
Payments received from contract owners	6,500	8,457	651,846	14,970,895	569,583
Payments for contract benefits or terminations	(680,078)	(731,680)	(289,803)	(2,139,139)	(10,236,623)
Transfers between sub-accounts (including fixed account), net	(669,120)	286,393	(514,596)	4,458,231	(466,936)
Contract maintenance charges	(2,219)	(2,829)	(3,979)	(445,759)	(23,322)
Adjustments to net assets allocated to contracts in payout period	852	8,265	1,649	-	11,700
Increase (decrease) in net assets from contract transactions	(1,344,065)	(431,394)	(154,883)	16,844,228	(10,145,598)

Increase in net assets from separate account merger	-	-	12,968,592	-	11,512,626
Increase (decrease) in net assets	(1,328,764)	(80,867)	13,047,583	20,965,909	14,774,992
Net assets at beginning of period	4,514,142	8,898,646	54,731	29,724,213	74,336,943
Net assets at end of period	$3,185,378	$8,817,779	$13,102,314	$50,690,122	$89,111,935
Beginning units	228,920	220,852	5,476	2,645,609	1,793,441
Units issued	37,564	25,139	61,836	1,860,402	43,028
Units redeemed	(105,641)	(35,815)	(14,719)	(482,434)	(263,033)
Units transferred in from separate account merger	-	-	231,881	-	238,136
Ending units	160,843	210,176	284,474	4,023,577	1,811,572
For the Year Ended December 31, 2018
From operations:
Dividends	$41,386	$165,189	$2,824	$1,461,643	$2,088,652
Mortality and expense risk and administrative charges	(53,662)	(120,623)	(183)	(309,043)	(1,269,697)
Net investment income (loss)	(12,276)	44,566	2,641	1,152,600	818,955
Net realized gain (loss)	21,707	(117,443)	(99)	(143,042)	916,251
Capital gain distribution from mutual funds	-	-	225	126,973	3,938,439
Change in unrealized appreciation (depreciation) of investments	(7,165)	(2,621)	(5,101)	(2,603,437)	(10,447,326)
Increase (decrease) in net assets from operations	2,266	(75,498)	(2,334)	(1,466,906)	(4,773,681)
From contract transactions:
Payments received from contract owners	6,708	2,082	50,000	14,726,530	979,218
Payments for contract benefits or terminations	(827,133)	(1,171,016)	-	(1,539,344)	(9,219,349)
Transfers between sub-accounts (including fixed account), net	1,152,470	(84,428)	1,403	1,663,476	(1,788,657)
Contract maintenance charges	(2,326)	(3,098)	(429)	(242,241)	(25,876)
Adjustments to net assets allocated to contracts in payout period	1,332	8,371	-	-	21,908
Increase (decrease) in net assets from contract transactions	331,051	(1,248,089)	50,974	14,608,421	(10,032,756)
Increase (decrease) in net assets	333,317	(1,323,587)	48,640	13,141,515	(14,806,437)
Net assets at beginning of period	4,180,825	10,222,233	6,091	16,582,698	89,143,380
Net assets at end of period	$4,514,142	$8,898,646	$54,731	$29,724,213	$74,336,943
Beginning units	212,145	252,166	583	1,400,871	2,021,747
Units issued	217,739	20,877	5,049	1,548,858	38,012
Units redeemed	(200,964)	(52,191)	(156)	(304,120)	(266,318)
Ending units	228,920	220,852	5,476	2,645,609	1,793,441

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			AST SA	AST SA	AST SA
	AST SA PGI	AST SA PGI	Wellington	Wellington	Wellington
	Asset	Asset	Capital	Capital	Capital
	Allocation	Allocation	Appreciation	Appreciation	Appreciation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 2	Class 3	Class 1	Class 2	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$119,113	$1,080,944	$-	$-	$-
Mortality and expense risk and administrative charges	(83,919)	(602,387)	(4,494,901)	(664,145)	(6,416,054)
Net investment income (loss)	35,194	478,557	(4,494,901)	(664,145)	(6,416,054)
Net realized gain (loss)	(26,904)	(557,249)	7,861,029	275,554	(227,573)
Capital gain distribution from mutual funds	191,445	1,789,360	46,817,187	7,026,871	77,277,419
Change in unrealized appreciation (depreciation) of investments	682,690	5,261,448	20,385,813	3,662,717	33,539,894
Increase (decrease) in net assets from operations	882,425	6,972,116	70,569,128	10,300,997	104,173,686
From contract transactions:
Payments received from contract owners	124,098	2,940,610	1,772,328	124,869	44,518,061
Payments for contract benefits or terminations	(477,615)	(5,039,991)	(29,900,747)	(5,116,579)	(51,437,375)
Transfers between sub-accounts (including fixed account), net	(190,967)	446,473	(8,490,623)	(1,894,502)	(18,344,277)
Contract maintenance charges	(11,308)	(290,366)	(86,462)	(67,493)	(2,159,648)
Adjustments to net assets allocated to contracts in payout period	(397)	(5,015)	(53,147)	331	(7,449)
Increase (decrease) in net assets from contract transactions	(556,189)	(1,948,289)	(36,758,651)	(6,953,374)	(27,430,688)

Increase in net assets from separate account merger	7,234,980	-	83,897,013	6,308,624	-
Increase (decrease) in net assets	7,561,216	5,023,827	117,707,490	9,656,247	76,742,998
Net assets at beginning of period	4,326,410	38,510,997	248,755,581	36,836,898	365,803,763
Net assets at end of period	$11,887,626	$43,534,824	$366,463,071	$46,493,145	$442,546,761
Beginning units	109,306	1,723,951	2,068,924	311,492	7,461,856
Units issued	3,220	246,730	61,140	4,190	1,640,248
Units redeemed	(15,728)	(288,741)	(277,925)	(51,816)	(1,639,982)
Units transferred in from separate account merger	154,150	-	329,109	40,971	-
Ending units	250,948	1,681,940	2,181,248	304,837	7,462,122
For the Year Ended December 31, 2018
From operations:
Dividends	$116,022	$993,051	$-	$-	$-
Mortality and expense risk and administrative charges	(81,565)	(615,567)	(4,550,716)	(703,891)	(6,683,538)
Net investment income (loss)	34,457	377,484	(4,550,716)	(703,891)	(6,683,538)
Net realized gain (loss)	30,284	(222,674)	12,492,671	1,424,631	6,395,000
Capital gain distribution from mutual funds	235,138	2,068,354	36,589,168	5,686,021	56,034,057
Change in unrealized appreciation (depreciation) of investments	(585,280)	(4,809,529)	(47,201,250)	(6,783,347)	(58,068,711)
Increase (decrease) in net assets from operations	(285,401)	(2,586,365)	(2,670,127)	(376,586)	(2,323,192)
From contract transactions:
Payments received from contract owners	640	3,780,970	1,749,854	34,065	8,158,196
Payments for contract benefits or terminations	(705,782)	(5,016,130)	(33,997,136)	(5,063,754)	(53,790,102)
Transfers between sub-accounts (including fixed account), net	(4,236)	(1,213,059)	(5,866,774)	(1,153,795)	(16,958,409)
Contract maintenance charges	(12,753)	(250,605)	(89,938)	(73,184)	(1,958,935)
Adjustments to net assets allocated to contracts in payout period	50	(73)	98,379	3,243	(15,980)
Increase (decrease) in net assets from contract transactions	(722,081)	(2,698,897)	(38,105,615)	(6,253,425)	(64,565,230)
Increase (decrease) in net assets	(1,007,482)	(5,285,262)	(40,775,742)	(6,630,011)	(66,888,422)
Net assets at beginning of period	5,333,892	43,796,259	289,531,323	43,466,909	432,692,185
Net assets at end of period	$4,326,410	$38,510,997	$248,755,581	$36,836,898	$365,803,763
Beginning units	126,277	1,784,246	2,351,268	358,233	8,445,353
Units issued	6,276	308,677	57,817	8,000	876,174
Units redeemed	(23,247)	(368,972)	(340,161)	(54,741)	(1,859,671)
Ending units	109,306	1,723,951	2,068,924	311,492	7,461,856

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA	AST SA	AST SA
	Wellington	Wellington	Wellington	AST SA	AST SA
	Government	Government	Government	Wellington	Wellington
	and Quality	and Quality	and Quality	Growth	Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio
	Class 1	Class 2	Class 3	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$1,285,679	$425,969	$10,115,981	$-	$-
Mortality and expense risk and administrative charges	(774,692)	(285,857)	(6,485,688)	-	-
Net investment income (loss)	510,987	140,112	3,630,293	-	-
Net realized gain (loss)	156,394	64,841	81,582	-	-
Change in unrealized appreciation (depreciation) of investments	1,990,593	759,773	18,683,311	-	-
Increase (decrease) in net assets from operations	2,657,974	964,726	22,395,186	-	-
From contract transactions:
Payments received from contract owners	518,574	39,707	12,616,492	-	-
Payments for contract benefits or terminations	(7,358,043)	(2,871,110)	(54,459,908)	-	-
Transfers between sub-accounts (including fixed account), net	2,529,393	399,427	47,728,593	-	-
Contract maintenance charges	(30,457)	(46,795)	(3,471,231)	-	-
Adjustments to net assets allocated to contracts in payout period	10,310	(717)	(53)	-	-
Increase (decrease) in net assets from contract transactions	(4,330,223)	(2,479,488)	2,413,893	-	-

Increase in net assets from separate account merger	17,905,958	4,641,225	-	-	-
Increase (decrease) in net assets	16,233,709	3,126,463	24,809,079	-	-
Net assets at beginning of period	49,625,212	18,364,951	414,808,827	-	-
Net assets at end of period	$65,858,921	$21,491,414	$439,617,906	$-	$-
Beginning units	2,354,788	893,686	27,592,588	-	-
Units issued	266,917	67,452	5,807,105	-	-
Units redeemed	(457,381)	(183,725)	(5,386,351)	-	-
Units transferred in from separate account merger	512,380	212,919	-	-	-
Ending units	2,676,704	990,332	28,013,342	-	-
For the Year Ended December 31, 2018
From operations:
Dividends	$1,072,765	$372,135	$8,422,136	$1,454,872	$321,768
Mortality and expense risk and administrative charges	(806,078)	(316,372)	(7,178,681)	(787,954)	(204,968)
Net investment income (loss)	266,687	55,763	1,243,455	666,918	116,800
Net realized gain (loss)	(183,131)	(118,155)	(3,364,952)	(5,039,174)	(1,669,265)
Capital gain distribution from mutual funds	18,148	6,888	163,525	26,734,952	6,716,771
Change in unrealized appreciation (depreciation) of investments	(978,078)	(330,538)	(7,150,237)	(19,033,773)	(4,355,898)
Increase (decrease) in net assets from operations	(876,374)	(386,042)	(9,108,209)	3,328,923	808,408
From contract transactions:
Payments received from contract owners	319,454	41,820	8,319,838	499,706	29,355
Payments for contract benefits or terminations	(6,234,238)	(2,870,233)	(62,354,201)	(6,734,516)	(1,443,315)
Transfers between sub-accounts (including fixed account), net	(647,276)	(749,496)	(28,390,054)	(62,117,818)	(15,868,765)
Contract maintenance charges	(26,275)	(50,683)	(3,345,019)	(23,594)	(29,883)
Adjustments to net assets allocated to contracts in payout period	12,971	1,167	(1,959)	(2,350)	1,637
Increase (decrease) in net assets from contract transactions	(6,575,364)	(3,627,425)	(85,771,395)	(68,378,572)	(17,310,971)
Increase (decrease) in net assets	(7,451,738)	(4,013,467)	(94,879,604)	(65,049,649)	(16,502,563)
Net assets at beginning of period	57,076,950	22,378,418	509,688,431	65,049,649	16,502,563
Net assets at end of period	$49,625,212	$18,364,951	$414,808,827	$-	$-
Beginning units	2,667,599	1,071,364	33,108,814	1,082,048	283,027
Units issued	105,955	25,285	2,811,979	22,085	1,993
Units redeemed	(418,766)	(202,963)	(8,328,205)	(1,104,133)	(285,020)
Ending units	2,354,788	893,686	27,592,588	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		AST SA	AST SA	AST SA	AST SA
	AST SA	Wellington	Wellington	Wellington	Wellington
	Wellington	Natural	Natural	Natural	Strategic
	Growth	Resources	Resources	Resources	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 2	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Mortality and expense risk and administrative charges	$-	$-	$-	$-	$(17,396)
Net investment income (loss)	-	-	-	-	(17,396)
Net realized gain (loss)	-	-	-	-	5,340
Change in unrealized appreciation (depreciation) of investments	-	-	-	-	249,015
Increase (decrease) in net assets from operations	-	-	-	-	236,959
From contract transactions:
Payments received from contract owners	-	-	-	-	31,617
Payments for contract benefits or terminations	-	-	-	-	(156,232)
Transfers between sub-accounts (including fixed account), net	-	-	-	-	72,299
Contract maintenance charges	-	-	-	-	(2,624)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	1,194
Increase (decrease) in net assets from contract transactions	-	-	-	-	(53,746)

Increase in net assets from separate account merger	-	-	-	-	14,061,289
Increase (decrease) in net assets	-	-	-	-	14,244,502
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$-	$-	$-	$-	$14,244,502
Beginning units	-	-	-	-	-
Units issued	-	-	-	-	3,784
Units redeemed	-	-	-	-	(2,680)
Units transferred in from separate account merger	-	-	-	-	197,660
Ending units	-	-	-	-	198,764
For the Year Ended December 31, 2018
From operations:
Dividends	$1,480,061	$899,648	$208,926	$2,367,854	$-
Mortality and expense risk and administrative charges	(1,040,492)	(264,603)	(66,478)	(793,554)	-
Net investment income (loss)	439,569	635,045	142,448	1,574,300	-
Net realized gain (loss)	(8,194,463)	(4,849,309)	(201,050)	9,622,356	-
Capital gain distribution from mutual funds	34,051,420	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	(22,250,382)	4,956,613	238,423	(9,090,280)	-
Increase (decrease) in net assets from operations	4,046,144	742,349	179,821	2,106,376	-
From contract transactions:
Payments received from contract owners	924,386	60,851	2,299	788,934	-
Payments for contract benefits or terminations	(9,242,560)	(2,261,717)	(357,679)	(6,526,559)	-
Transfers between sub-accounts (including fixed account), net	(81,119,658)	(21,204,491)	(4,918,166)	(62,248,233)	-
Contract maintenance charges	(252,115)	(11,411)	(15,694)	(262,198)	-
Adjustments to net assets allocated to contracts in payout period	(1,189)	127	(1)	1,042	-
Increase (decrease) in net assets from contract transactions	(89,691,136)	(23,416,641)	(5,289,241)	(68,247,014)	-
Increase (decrease) in net assets	(85,644,992)	(22,674,292)	(5,109,420)	(66,140,638)	-
Net assets at beginning of period	85,644,992	22,674,292	5,109,420	66,140,638	-
Net assets at end of period	$-	$-	$-	$-	$-
Beginning units	2,132,781	511,295	119,713	3,481,029	-
Units issued	79,913	9,332	7,866	330,293	-
Units redeemed	(2,212,694)	(520,627)	(127,579)	(3,811,322)	-
Ending units	-	-	-	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA				BlackRock
	Wellington	BlackRock		BlackRock	iShares
	Strategic	60/40 Target	BlackRock	iShares	Dynamic
	Multi-Asset	Allocation	Global	Alternative	Fixed Income
	Portfolio	ETF V.I. Fund	Allocation V.I.	Strategies VI	VI Fund Class
	Class 3	Class III	Fund Class III	Fund Class III	III
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$9,353	$27,617	$-	$-
Mortality and expense risk and administrative charges	(460,307)	(5,942)	(30,411)	-	-
Net investment income (loss)	(460,307)	3,411	(2,794)	-	-
Net realized gain (loss)	137,002	2,434	11,995	-	-
Capital gain distribution from mutual funds	985	4,925	88,665	-	-
Change in unrealized appreciation (depreciation) of investments	5,680,826	76,311	249,090	-	-
Increase (decrease) in net assets from operations	5,358,506	87,081	346,956	-	-
From contract transactions:
Payments received from contract owners	12,063,532	9,775	29,863	-	-
Payments for contract benefits or terminations	(1,413,464)	(5,539)	(413,163)	-	-
Transfers between sub-accounts (including fixed account), net	1,045,538	642	34,458	-	-
Contract maintenance charges	(406,154)	(29)	(96)	-	-
Adjustments to net assets allocated to contracts in payout period	402	-	-	-	-
Increase (decrease) in net assets from contract transactions	11,289,854	4,849	(348,938)	-	-

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	16,648,360	91,930	(1,982)	-	-
Net assets at beginning of period	27,408,241	435,002	2,261,002	-	-
Net assets at end of period	$44,056,601	$526,932	$2,259,020	$-	$-
Beginning units	2,651,239	41,385	227,133	-	-
Units issued	1,377,789	1,859	6,152	-	-
Units redeemed	(397,238)	(1,411)	(38,966)	-	-
Units transferred in from separate account merger	-	-	-	-	-
Ending units	3,631,790	41,833	194,319	-	-
For the Year Ended December 31, 2018
From operations:
Dividends	$312,821	$3,543	$21,271	$-	$-
Mortality and expense risk and administrative charges	(271,690)	(7,629)	(32,592)	(10,095)	(1,015)
Net investment income (loss)	41,131	(4,086)	(11,321)	(10,095)	(1,015)
Net realized gain (loss)	139,422	20,547	5,323	101,786	(7,129)
Capital gain distribution from mutual funds	1,087,166	6,234	107,904	-	-
Change in unrealized appreciation (depreciation) of investments	(4,010,889)	(48,656)	(323,254)	(73,897)	571
Increase (decrease) in net assets from operations	(2,743,170)	(25,961)	(221,348)	17,794	(7,573)
From contract transactions:
Payments received from contract owners	16,769,002	10,775	10,670	88,757	307
Payments for contract benefits or terminations	(692,004)	(265,830)	(98,277)	(69,556)	(1,468)
Transfers between sub-accounts (including fixed account), net	2,087,766	11,234	25,736	(1,224,632)	(344,536)
Contract maintenance charges	(232,092)	(29)	(93)	(77)	-
Increase (decrease) in net assets from contract transactions	17,932,672	(243,850)	(61,964)	(1,205,508)	(345,697)
Increase (decrease) in net assets	15,189,502	(269,811)	(283,312)	(1,187,714)	(353,270)
Net assets at beginning of period	12,218,739	704,813	2,544,314	1,187,714	353,270
Net assets at end of period	$27,408,241	$435,002	$2,261,002	$-	$-
Beginning units	1,075,356	63,521	233,444	104,662	34,682
Units issued	1,829,538	2,286	8,216	12,773	354
Units redeemed	(253,655)	(24,422)	(14,527)	(117,435)	(35,036)
Ending units	2,651,239	41,385	227,133	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	BlackRock
	iShares
	Equity	Columbia VP	Columbia VP	Columbia VP	Columbia VP
	Appreciation	Asset	Dividend	Emerging	Income
	VI Fund Class	Allocation	Opportunity	Markets Bond	Opportunities
	3	Fund Class 1	Fund Class 1	Fund Class 2	Fund Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$15,413	$-	$3,893	$473,346
Mortality and expense risk and administrative charges	-	(11,515)	(25,822)	(885)	(149,526)
Net investment income (loss)	-	3,898	(25,822)	3,008	323,820
Net realized gain (loss)	-	4,352	93,134	(49)	(319,556)
Capital gain distribution from mutual funds	-	36,284	-	-	-
Change in unrealized appreciation (depreciation) of investments	-	85,331	262,525	5,200	1,265,540
Increase (decrease) in net assets from operations	-	129,865	329,837	8,159	1,269,804
From contract transactions:
Payments received from contract owners	-	-	-	823	34,254
Payments for contract benefits or terminations	-	(6,530)	(139,460)	-	(1,708,933)
Transfers between sub-accounts (including fixed account), net	-	31,923	7,952	(2,390)	178,161
Contract maintenance charges	-	(93)	(2,684)	(15)	(35,245)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(39)
Increase (decrease) in net assets from contract transactions	-	25,300	(134,192)	(1,582)	(1,531,802)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	-	155,165	195,645	6,577	(261,998)
Net assets at beginning of period	-	661,579	1,537,452	76,171	9,306,131
Net assets at end of period	$-	$816,744	$1,733,097	$82,748	$9,044,133
Beginning units	-	37,168	86,513	7,341	382,858
Units issued	-	1,608	1,966	106	16,941
Units redeemed	-	(316)	(8,629)	(253)	(75,692)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	-	38,460	79,850	7,194	324,107
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$12,124	$-	$3,597	$530,211
Mortality and expense risk and administrative charges	(521)	(12,139)	(27,689)	(827)	(175,589)
Net investment income (loss)	(521)	(15)	(27,689)	2,770	354,622
Net realized gain (loss)	21,112	47,068	145,937	(77)	(503,794)
Capital gain distribution from mutual funds	-	60,035	-	-	-
Change in unrealized appreciation (depreciation) of investments	(24,551)	(144,920)	(239,103)	(9,408)	(411,410)
Increase (decrease) in net assets from operations	(3,960)	(37,832)	(120,855)	(6,715)	(560,582)
From contract transactions:
Payments received from contract owners	-	-	-	77,757	831
Payments for contract benefits or terminations	(1,031)	(131,764)	(242,921)	-	(1,444,122)
Transfers between sub-accounts (including fixed account), net	(171,961)	(81)	(11,055)	(215)	(393,446)
Contract maintenance charges	(5)	(105)	(2,785)	(2)	(39,449)
Increase (decrease) in net assets from contract transactions	(172,997)	(131,950)	(256,761)	77,540	(1,876,186)
Increase (decrease) in net assets	(176,957)	(169,782)	(377,616)	70,825	(2,436,768)
Net assets at beginning of period	176,957	831,361	1,915,068	5,346	11,742,899
Net assets at end of period	$-	$661,579	$1,537,452	$76,171	$9,306,131
Beginning units	14,940	43,915	100,166	472	457,734
Units issued	172	24	1,701	8,003	14,898
Units redeemed	(15,112)	(6,771)	(15,354)	(1,134)	(89,774)
Ending units	-	37,168	86,513	7,341	382,858

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		Columbia VP	Columbia VP	Columbia VP
	Columbia VP	Limited	Loomis	Mid Cap	Columbia VP
	Large Cap	Duration	Sayles	Growth	Overseas
	Growth Fund	Credit Fund	Growth Fund	Opportunity	Core Fund
	Class 1	Class 2	Class 1	Fund Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$5,468	$-	$-	$22,753
Mortality and expense risk and administrative charges	(364,890)	(2,859)	(29,012)	(6,101)	(19,197)
Net investment income (loss)	(364,890)	2,609	(29,012)	(6,101)	3,556
Net realized gain (loss)	1,666,590	478	206,385	25,382	1,309
Capital gain distribution from mutual funds	-	-	-	-	180,955
Change in unrealized appreciation (depreciation) of investments	5,147,188	12,553	301,402	89,958	72,340
Increase (decrease) in net assets from operations	6,448,888	15,640	478,775	109,239	258,160
From contract transactions:
Payments received from contract owners	139,022	-	17	-	-
Payments for contract benefits or terminations	(3,086,485)	(22,515)	(422,421)	(23,882)	(124,815)
Transfers between sub-accounts (including fixed account), net	(835,978)	1,398	150,795	(14,885)	2,987
Contract maintenance charges	(63,130)	(17)	(2,123)	(92)	(2,153)
Adjustments to net assets allocated to contracts in payout period	(6,482)	-	-	-	-
Increase (decrease) in net assets from contract transactions	(3,853,053)	(21,134)	(273,732)	(38,859)	(123,981)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	2,595,835	(5,494)	205,043	70,380	134,179
Net assets at beginning of period	20,238,170	258,065	1,661,792	340,403	1,157,471
Net assets at end of period	$22,834,005	$252,571	$1,866,835	$410,783	$1,291,650
Beginning units	1,625,494	26,182	126,507	17,904	116,243
Units issued	34,547	149	13,727	129	3,621
Units redeemed	(288,712)	(2,238)	(30,794)	(1,791)	(14,604)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	1,371,329	24,093	109,440	16,242	105,260
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$6,016	$-	$-	$32,504
Mortality and expense risk and administrative charges	(397,710)	(3,755)	(29,384)	(6,094)	(19,971)
Net investment income (loss)	(397,710)	2,261	(29,384)	(6,094)	12,533
Net realized gain (loss)	1,227,348	(2,505)	65,845	18,476	25,086
Change in unrealized appreciation (depreciation) of investments	(1,792,181)	(2,867)	(97,539)	(33,064)	(282,067)
Increase (decrease) in net assets from operations	(962,543)	(3,111)	(61,078)	(20,682)	(244,448)
From contract transactions:
Payments received from contract owners	7,932	59,382	200	-	-
Payments for contract benefits or terminations	(2,393,141)	(24,480)	(128,621)	(27,047)	(111,164)
Transfers between sub-accounts (including fixed account), net	(766,450)	90,648	(43,942)	(2,417)	109,265
Contract maintenance charges	(67,888)	(5)	(2,098)	(93)	(2,127)
Adjustments to net assets allocated to contracts in payout period	1	-	-	-	-
Increase (decrease) in net assets from contract transactions	(3,219,546)	125,545	(174,461)	(29,557)	(4,026)
Increase (decrease) in net assets	(4,182,089)	122,434	(235,539)	(50,239)	(248,474)
Net assets at beginning of period	24,420,259	135,631	1,897,331	390,642	1,405,945
Net assets at end of period	$20,238,170	$258,065	$1,661,792	$340,403	$1,157,471
Beginning units	1,853,480	13,635	138,744	19,249	115,655
Units issued	42,325	23,674	796	324	12,281
Units redeemed	(270,311)	(11,127)	(13,033)	(1,669)	(11,693)
Ending units	1,625,494	26,182	126,507	17,904	116,243

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP				FTVIP
	Small	FTVIP	FTVIP	FTVIP	Franklin
	Company	Franklin	Franklin	Franklin	Strategic
	Growth Fund	Allocation VIP	Income VIP	Income VIP	Income VIP
	Class 1	Fund Class 2	Fund Class 1	Fund Class 2	Fund Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$1,354,484	$-	$6,641,353	$42,427
Mortality and expense risk and administrative charges	(12,371)	(586,376)	(54)	(1,865,645)	(10,464)
Net investment income (loss)	(12,371)	768,108	(54)	4,775,708	31,963
Net realized gain (loss)	49,233	(492,375)	(1)	(159,506)	(996)
Capital gain distribution from mutual funds	159,263	2,497,075	-	2,007,263	-
Change in unrealized appreciation (depreciation) of investments	52,304	3,630,515	(545)	9,883,213	22,050
Increase (decrease) in net assets from operations	248,429	6,403,323	(600)	16,506,678	53,017
From contract transactions:
Payments received from contract owners	-	1,336,992	901,837	10,006,932	11,881
Payments for contract benefits or terminations	(47,169)	(5,714,798)	-	(19,525,011)	(12,923)
Transfers between sub-accounts (including fixed account), net	(48,330)	(916,773)	(1,599)	(343,134)	47,648
Contract maintenance charges	(329)	(286,288)	-	(773,665)	(81)
Adjustments to net assets allocated to contracts in payout period	-	6	-	182	-
Increase (decrease) in net assets from contract transactions	(95,828)	(5,580,861)	900,238	(10,634,696)	46,525

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	152,601	822,462	899,638	5,871,982	99,542
Net assets at beginning of period	663,985	37,671,148	-	119,326,659	780,788
Net assets at end of period	$816,586	$38,493,610	$899,638	$125,198,641	$880,330
Beginning units	29,151	2,974,892	-	8,438,188	78,987
Units issued	266	229,742	80,876	1,018,121	6,534
Units redeemed	(3,530)	(632,229)	(143)	(1,717,471)	(2,039)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	25,887	2,572,405	80,733	7,738,838	83,482
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$1,389,419	$-	$6,526,815	$21,912
Mortality and expense risk and administrative charges	(12,080)	(690,379)	-	(2,054,268)	(10,334)
Net investment income (loss)	(12,080)	699,040	-	4,472,547	11,578
Net realized gain (loss)	42,861	168,297	-	932,506	9,669
Capital gain distribution from mutual funds	115,467	1,088,077	-	-	-
Change in unrealized appreciation (depreciation) of investments	(162,440)	(6,649,362)	-	(12,763,942)	(47,893)
Increase (decrease) in net assets from operations	(16,192)	(4,693,948)	-	(7,358,889)	(26,646)
From contract transactions:
Payments received from contract owners	-	1,961,733	-	3,073,652	70,382
Payments for contract benefits or terminations	(57,101)	(6,933,157)	-	(20,252,034)	(1,973)
Transfers between sub-accounts (including fixed account), net	(23,490)	(510,755)	-	(1,978,943)	(432,733)
Contract maintenance charges	(314)	(289,550)	-	(718,632)	(77)
Adjustments to net assets allocated to contracts in payout period	-	-	-	642	-
Increase (decrease) in net assets from contract transactions	(80,905)	(5,771,729)	-	(19,875,315)	(364,401)
Increase (decrease) in net assets	(97,097)	(10,465,677)	-	(27,234,204)	(391,047)
Net assets at beginning of period	761,082	48,136,825	-	146,560,863	1,171,835
Net assets at end of period	$663,985	$37,671,148	$-	$119,326,659	$780,788
Beginning units	32,307	3,385,228	-	9,766,849	114,163
Units issued	609	284,604	-	627,467	11,362
Units redeemed	(3,765)	(694,940)	-	(1,956,128)	(46,538)
Ending units	29,151	2,974,892	-	8,438,188	78,987

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		Goldman
	Goldman	Sachs VIT	Goldman	Goldman
	Sachs VIT	Government	Sachs VIT	Sachs VIT	Goldman
	Global Trends	Money Market	Government	Multi-Strategy	Sachs VIT
	Allocation	Fund	Money Market	Alternatives	Strategic
	Fund Service	Institutional	Fund Service	Portfolio	Income Fund
	Class	Class	Class	Advisor Class	Advisor Class
For the Year Ended December 31, 2019
From operations:
Dividends	$791	$7,125	$1,530,685	$20,552	$-
Mortality and expense risk and administrative charges	(594)	(2,063)	(1,127,410)	(9,605)	-
Net investment income (loss)	197	5,062	403,275	10,947	-
Net realized gain (loss)	222	-	-	(2,673)	-
Capital gain distribution from mutual funds	2,314	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	2,664	-	-	48,213	-
Increase (decrease) in net assets from operations	5,397	5,062	403,275	56,487	-
From contract transactions:
Payments received from contract owners	-	1,215,000	32,090,083	-	-
Payments for contract benefits or terminations	(2,344)	(1,012)	(76,453,189)	(23,071)	-
Transfers between sub-accounts (including fixed account), net	9,159	(521,590)	47,667,165	39,234	-
Contract maintenance charges	(6)	(224)	(835,305)	(51)	-
Adjustments to net assets allocated to contracts in payout period	-	-	(418)	-	-
Increase (decrease) in net assets from contract transactions	6,809	692,174	2,468,336	16,112	-

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	12,206	697,236	2,871,611	72,599	-
Net assets at beginning of period	50,390	713,660	83,717,300	773,374	-
Net assets at end of period	$62,596	$1,410,896	$86,588,911	$845,973	$-
Beginning units	4,879	70,384	8,510,198	88,650	-
Units issued	818	118,496	14,754,428	5,232	-
Units redeemed	(217)	(51,886)	(14,515,496)	(3,554)	-
Units transferred in from separate account merger	-	-	-	-	-
Ending units	5,480	136,994	8,749,130	90,328	-
For the Year Ended December 31, 2018
From operations:
Dividends	$359	$1,151	$880,375	$18,666	$180
Mortality and expense risk and administrative charges	(587)	(317)	(805,254)	(10,090)	(405)
Net investment income (loss)	(228)	834	75,121	8,576	(225)
Net realized gain (loss)	183	-	-	(10,534)	(3,118)
Capital gain distribution from mutual funds	817	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	(3,787)	-	-	(69,612)	3,168
Increase (decrease) in net assets from operations	(3,015)	834	75,121	(71,570)	(175)
From contract transactions:
Payments received from contract owners	2,371	830,346	36,679,497	1,694	8,114
Payments for contract benefits or terminations	(1,617)	-	(38,707,890)	(24,236)	-
Transfers between sub-accounts (including fixed account), net	(307)	(137,246)	35,073,897	(14,772)	(100,580)
Contract maintenance charges	-	(247)	(460,152)	(61)	-
Adjustments to net assets allocated to contracts in payout period	-	-	211,469	-	-
Increase (decrease) in net assets from contract transactions	447	692,853	32,796,821	(37,375)	(92,466)
Increase (decrease) in net assets	(2,568)	693,687	32,871,942	(108,945)	(92,641)
Net assets at beginning of period	52,958	19,973	50,845,358	882,319	92,641
Net assets at end of period	$50,390	$713,660	$83,717,300	$773,374	$-
Beginning units	4,837	1,993	5,174,833	92,876	10,010
Units issued	287	147,124	15,270,605	18,768	1,674
Units redeemed	(245)	(78,733)	(11,935,240)	(22,994)	(11,684)
Ending units	4,879	70,384	8,510,198	88,650	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		Invesco V.I.
	Invesco V.I.	Balanced-			Invesco V.I.
	American	Risk	Invesco V.I.	Invesco V.I.	Growth and
	Franchise	Allocation	Comstock	Comstock	Income Fund
	Fund Series II	Fund Series II	Fund Series I	Fund Series II	Series I
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$251	$4,491,954	$10
Mortality and expense risk and administrative charges	(329,188)	(10,919)	(27)	(4,126,990)	(56)
Net investment income (loss)	(329,188)	(10,919)	224	364,964	(46)
Net realized gain (loss)	1,517,344	(1,466)	(4)	15,999,899	(5)
Capital gain distribution from mutual funds	3,299,305	-	1,634	34,300,124	62
Change in unrealized appreciation (depreciation) of investments	1,877,253	125,924	(641)	5,384,270	(944)
Increase (decrease) in net assets from operations	6,364,714	113,539	1,213	56,049,257	(933)
From contract transactions:
Payments received from contract owners	7,319,654	-	11,943	6,543,480	901,837
Payments for contract benefits or terminations	(2,920,546)	(8,168)	-	(32,556,101)	-
Transfers between sub-accounts (including fixed account), net	(699,593)	161,790	1,103	(10,614,538)	(84)
Contract maintenance charges	(93,900)	(127)	(6)	(1,869,928)	(5)
Adjustments to net assets allocated to contracts in payout period	(183)	-	-	(1,293)	-
Increase (decrease) in net assets from contract transactions	3,605,432	153,495	13,040	(38,498,380)	901,748

Increase in net assets from separate account merger	838,795	-	-	8,692,294	-
Increase (decrease) in net assets	10,808,941	267,034	14,253	26,243,171	900,815
Net assets at beginning of period	17,796,063	784,492	-	255,260,543	-
Net assets at end of period	$28,605,004	$1,051,526	$14,253	$281,503,714	$900,815
Beginning units	863,349	74,606	-	13,750,195	-
Units issued	338,716	20,521	1,303	581,986	83,139
Units redeemed	(223,357)	(7,145)	(3)	(2,369,064)	(112)
Units transferred in from separate account merger	32,571	-	-	343,346	-
Ending units	1,011,279	87,982	1,300	12,306,463	83,027
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$10,926	$-	$4,278,198	$-
Mortality and expense risk and administrative charges	(333,808)	(9,181)	-	(4,701,842)	-
Net investment income (loss)	(333,808)	1,745	-	(423,644)	-
Net realized gain (loss)	2,443,544	(5,201)	-	24,168,652	-
Capital gain distribution from mutual funds	1,354,765	75,757	-	29,426,177	-
Change in unrealized appreciation (depreciation) of investments	(4,197,240)	(136,133)	-	(91,785,117)	-
Increase (decrease) in net assets from operations	(732,739)	(63,832)	-	(38,613,932)	-
From contract transactions:
Payments received from contract owners	457,825	40,000	-	2,465,146	-
Payments for contract benefits or terminations	(3,261,823)	(67,146)	-	(38,563,811)	-
Transfers between sub-accounts (including fixed account), net	(26,508)	201,575	-	5,191,957	-
Contract maintenance charges	(75,834)	(90)	-	(1,767,940)	-
Adjustments to net assets allocated to contracts in payout period	383	-	-	3,038	-
Increase (decrease) in net assets from contract transactions	(2,905,957)	174,339	-	(32,671,610)	-
Increase (decrease) in net assets	(3,638,696)	110,507	-	(71,285,542)	-
Net assets at beginning of period	21,434,759	673,985	-	326,546,085	-
Net assets at end of period	$17,796,063	$784,492	$-	$255,260,543	$-
Beginning units	984,724	59,289	-	15,115,708	-
Units issued	155,939	22,204	-	1,146,058	-
Units redeemed	(277,314)	(6,887)	-	(2,511,571)	-
Ending units	863,349	74,606	-	13,750,195	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			Lord Abbett	Lord Abbett	Lord Abbett
	Invesco V.I.		Bond	Fundamental	Growth and
	Growth and	Ivy VIP Asset	Debenture	Equity	Income
	Income Fund	Strategy	Portfolio	Portfolio	Portfolio
	Series II	Class II	Class VC	Class VC	Class VC
For the Year Ended December 31, 2019
From operations:
Dividends	$5,682,643	$8,234	$56,566	$3,886	$2,678,843
Mortality and expense risk and administrative charges	(5,761,744)	(4,640)	(15,451)	(3,367)	(2,520,894)
Net investment income (loss)	(79,101)	3,594	41,115	519	157,949
Net realized gain (loss)	(10,440,118)	(502)	(324)	(558)	8,587,782
Capital gain distribution from mutual funds	40,203,808	15,692	-	7,901	10,845,505
Change in unrealized appreciation (depreciation) of investments	47,323,092	53,674	100,552	45,969	10,571,989
Increase (decrease) in net assets from operations	77,007,681	72,458	141,343	53,831	30,163,225
From contract transactions:
Payments received from contract owners	5,632,236	-	31,596	-	3,018,232
Payments for contract benefits or terminations	(45,046,634)	(47,705)	(3,651)	(149)	(19,962,973)
Transfers between sub-accounts (including fixed account), net	(15,899,390)	5,861	238,474	7,726	(3,874,870)
Contract maintenance charges	(2,647,919)	(8)	(72)	(8)	(1,116,977)
Adjustments to net assets allocated to contracts in payout period	(1,566)	-	-	-	(4,100)
Increase (decrease) in net assets from contract transactions	(57,963,273)	(41,852)	266,347	7,569	(21,940,688)

Increase in net assets from separate account merger	8,834,607	-	-	-	7,235,939
Increase (decrease) in net assets	27,879,015	30,606	407,690	61,400	15,458,476
Net assets at beginning of period	353,879,831	381,131	1,111,216	266,826	154,146,994
Net assets at end of period	$381,758,846	$411,737	$1,518,906	$328,226	$169,605,470
Beginning units	17,989,340	40,786	100,706	23,422	8,937,979
Units issued	474,044	698	22,470	572	312,790
Units redeemed	(3,033,891)	(4,971)	(312)	(17)	(1,434,113)
Units transferred in from separate account merger	319,194	-	-	-	320,039
Ending units	15,748,687	36,513	122,864	23,977	8,136,695
For the Year Ended December 31, 2018
From operations:
Dividends	$7,368,502	$7,805	$59,992	$4,335	$2,357,948
Mortality and expense risk and administrative charges	(6,577,464)	(4,790)	(15,097)	(3,230)	(2,867,681)
Net investment income (loss)	791,038	3,015	44,895	1,105	(509,733)
Net realized gain (loss)	12,699,033	(911)	(2,054)	83	13,906,156
Capital gain distribution from mutual funds	38,735,603	17,148	30,666	43,706	13,666,206
Change in unrealized appreciation (depreciation) of investments	(111,976,551)	(48,198)	(142,589)	(71,327)	(43,403,358)
Increase (decrease) in net assets from operations	(59,750,877)	(28,946)	(69,082)	(26,433)	(16,340,729)
From contract transactions:
Payments received from contract owners	2,506,628	-	117,829	-	533,084
Payments for contract benefits or terminations	(55,111,075)	(4,357)	(105,532)	(163)	(25,456,119)
Transfers between sub-accounts (including fixed account), net	11,231,014	49,643	8,180	6,634	(2,516,367)
Contract maintenance charges	(2,569,202)	(7)	(51)	(8)	(1,108,862)
Adjustments to net assets allocated to contracts in payout period	9,220	-	-	-	(650)
Increase (decrease) in net assets from contract transactions	(43,933,415)	45,279	20,426	6,463	(28,548,914)
Increase (decrease) in net assets	(103,684,292)	16,333	(48,656)	(19,970)	(44,889,643)
Net assets at beginning of period	457,564,123	364,798	1,159,872	286,796	199,036,637
Net assets at end of period	$353,879,831	$381,131	$1,111,216	$266,826	$154,146,994
Beginning units	19,707,806	36,304	100,074	22,863	10,424,570
Units issued	1,415,338	5,586	41,539	704	464,524
Units redeemed	(3,133,804)	(1,104)	(40,907)	(145)	(1,951,115)
Ending units	17,989,340	40,786	100,706	23,422	8,937,979

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				Neuberger
		Lord Abbett	Morgan	Berman AMT
	Lord Abbett	Short	Stanley VIF	US Equity
	Mid Cap	Duration	Global	Index	PIMCO All
	Stock	Income	Infrastructure	PutWrite	Asset
	Portfolio	Portfolio	Portfolio	Strategy	Portfolio
	Class VC	Class VC	Class II	Portfolio	Advisor Class
For the Year Ended December 31, 2019
From operations:
Dividends	$116,389	$63,986	$30,171	$1,370	$1,321
Mortality and expense risk and administrative charges	(201,391)	(23,376)	(13,971)	(10,383)	(513)
Net investment income (loss)	(85,002)	40,610	16,200	(9,013)	808
Net realized gain (loss)	485,931	(4,416)	9,473	(2,014)	38
Capital gain distribution from mutual funds	217,931	-	53,746	-	-
Change in unrealized appreciation (depreciation) of investments	1,830,854	34,051	192,340	125,552	3,792
Increase (decrease) in net assets from operations	2,449,714	70,245	271,759	114,525	4,638
From contract transactions:
Payments received from contract owners	34,082	3,000	837	1,990	-
Payments for contract benefits or terminations	(1,337,801)	(47,839)	(39,804)	(33,714)	(229)
Transfers between sub-accounts (including fixed account), net	(271,779)	208,793	(44,794)	12,075	3,299
Contract maintenance charges	(7,742)	(139)	(169)	(56)	(7)
Adjustments to net assets allocated to contracts in payout period	(4,382)	-	-	-	-
Increase (decrease) in net assets from contract transactions	(1,587,622)	163,815	(83,930)	(19,705)	3,063

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	862,092	234,060	187,829	94,820	7,701
Net assets at beginning of period	12,326,676	1,748,919	1,060,626	834,488	44,132
Net assets at end of period	$13,188,768	$1,982,979	$1,248,455	$929,308	$51,833
Beginning units	625,120	171,712	108,208	93,968	4,334
Units issued	7,204	61,493	5,480	2,746	294
Units redeemed	(78,494)	(45,902)	(12,889)	(4,906)	(22)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	553,830	187,303	100,799	91,808	4,606
For the Year Ended December 31, 2018
From operations:
Dividends	$97,382	$60,329	$31,408	$-	$1,393
Mortality and expense risk and administrative charges	(242,593)	(17,600)	(13,185)	(10,728)	(474)
Net investment income (loss)	(145,211)	42,729	18,223	(10,728)	919
Net realized gain (loss)	979,520	(10,248)	(7,421)	(3,072)	92
Capital gain distribution from mutual funds	465,583	-	42,729	26,612	-
Change in unrealized appreciation (depreciation) of investments	(3,720,524)	(31,386)	(155,574)	(84,896)	(4,056)
Increase (decrease) in net assets from operations	(2,420,632)	1,095	(102,043)	(72,084)	(3,045)
From contract transactions:
Payments received from contract owners	72,811	51,455	24,157	62,450	6,838
Payments for contract benefits or terminations	(2,199,767)	(134,153)	(32,603)	(27,439)	(240)
Transfers between sub-accounts (including fixed account), net	(559,064)	615,055	89,748	(471)	4,388
Contract maintenance charges	(9,434)	(121)	(169)	(66)	(5)
Adjustments to net assets allocated to contracts in payout period	1,739	-	-	-	-
Increase (decrease) in net assets from contract transactions	(2,693,715)	532,236	81,133	34,474	10,981
Increase (decrease) in net assets	(5,114,347)	533,331	(20,910)	(37,610)	7,936
Net assets at beginning of period	17,441,023	1,215,588	1,081,536	872,098	36,196
Net assets at end of period	$12,326,676	$1,748,919	$1,060,626	$834,488	$44,132
Beginning units	740,010	119,329	100,721	90,513	3,324
Units issued	15,362	89,704	26,980	24,483	1,352
Units redeemed	(130,252)	(37,321)	(19,493)	(21,028)	(342)
Ending units	625,120	171,712	108,208	93,968	4,334

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		PIMCO		PIMCO Total
	PIMCO	Emerging	PIMCO Total	Return	PVC Core
	Dynamic	Markets Bond	Return	Portfolio	Plus Bond
	Bond Portfolio	Portfolio	Portfolio	Institutional	Account
	Advisor Class	Advisor Class	Advisor Class	Class	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$39,936	$11,671	$13,632	$3	$151,462
Mortality and expense risk and administrative charges	(11,305)	(3,204)	(6,395)	(1)	(40,707)
Net investment income (loss)	28,631	8,467	7,237	2	110,755
Net realized gain (loss)	784	435	(11)	-	1,226
Change in unrealized appreciation (depreciation) of investments	2,196	25,030	(16,278)	(23)	16,548
Increase (decrease) in net assets from operations	31,611	33,932	(9,052)	(21)	128,529
From contract transactions:
Payments received from contract owners	29,863	92,441	4,931,395	15,931	3,966
Payments for contract benefits or terminations	(23,312)	(15,842)	(6,150)	-	(349,543)
Transfers between sub-accounts (including fixed account), net	78,595	160,871	230,701	(20)	5,007,086
Contract maintenance charges	(102)	(19)	(61)	-	(2,896)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	53
Increase (decrease) in net assets from contract transactions	85,044	237,451	5,155,885	15,911	4,658,666

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	116,655	271,383	5,146,833	15,890	4,787,195
Net assets at beginning of period	865,952	237,457	-	-	-
Net assets at end of period	$982,607	$508,840	$5,146,833	$15,890	$4,787,195
Beginning units	83,765	22,441	-	-	-
Units issued	10,900	24,769	522,451	1,605	500,016
Units redeemed	(2,931)	(1,849)	(6,619)	(2)	(35,078)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	91,734	45,361	515,832	1,603	464,938
For the Year Ended December 31, 2018
From operations:
Dividends	$24,609	$9,327	$-	$-	$-
Mortality and expense risk and administrative charges	(11,159)	(2,763)	-	-	-
Net investment income (loss)	13,450	6,564	-	-	-
Net realized gain (loss)	4,104	(2,678)	-	-	-
Change in unrealized appreciation (depreciation) of investments	(20,447)	(17,333)	-	-	-
Increase (decrease) in net assets from operations	(2,893)	(13,447)	-	-	-
From contract transactions:
Payments received from contract owners	34,675	64,648	-	-	-
Payments for contract benefits or terminations	(18,189)	(334)	-	-	-
Transfers between sub-accounts (including fixed account), net	(40,402)	(4,255)	-	-	-
Contract maintenance charges	(103)	(11)	-	-	-
Increase (decrease) in net assets from contract transactions	(24,019)	60,048	-	-	-
Increase (decrease) in net assets	(26,912)	46,601	-	-	-
Net assets at beginning of period	892,864	190,856	-	-	-
Net assets at end of period	$865,952	$237,457	$-	$-	$-
Beginning units	86,098	16,871	-	-	-
Units issued	12,969	9,719	-	-	-
Units redeemed	(15,302)	(4,149)	-	-	-
Ending units	83,765	22,441	-	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				PVC
	PVC			Government
	Diversified	PVC Equity	PVC Equity	& High
	International	Income	Income	Quality Bond	PVC Income
	Account	Account	Account	Account	Account
	Class 1	Class 1	Class 2	Class 1	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$15,190	$222,843	$117,527	$63,403	$2,475,154
Mortality and expense risk and administrative charges	(14,012)	(169,384)	(112,250)	(35,446)	(20,579)
Net investment income (loss)	1,178	53,459	5,277	27,957	2,454,575
Net realized gain (loss)	18,497	715,069	410,522	(20,185)	(2,524,625)
Capital gain distribution from mutual funds	45,759	311,807	187,268	-	67,360
Change in unrealized appreciation (depreciation) of investments	107,985	1,716,447	1,064,868	95,603	129,576
Increase (decrease) in net assets from operations	173,419	2,796,782	1,667,935	103,375	126,886
From contract transactions:
Payments received from contract owners	-	8,374	15,841	550	-
Payments for contract benefits or terminations	(108,760)	(1,713,089)	(623,332)	(161,480)	(121,916)
Transfers between sub-accounts (including fixed account), net	312,080	(30,013)	(305,928)	811,726	(3,288,086)
Contract maintenance charges	(1,126)	(14,214)	(15,743)	(1,910)	(2,168)
Adjustments to net assets allocated to contracts in payout period	56	(55)	16	(6,592)	15
Increase (decrease) in net assets from contract transactions	202,250	(1,748,997)	(929,146)	642,294	(3,412,155)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	375,669	1,047,785	738,789	745,669	(3,285,269)
Net assets at beginning of period	629,548	10,949,628	6,616,984	1,508,552	3,285,269
Net assets at end of period	$1,005,217	$11,997,413	$7,355,773	$2,254,221	$-
Beginning units	83,344	585,103	384,146	178,972	299,013
Units issued	42,995	4,280	1,238	113,916	851
Units redeemed	(13,661)	(85,306)	(48,912)	(33,096)	(299,864)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	112,678	504,077	336,472	259,792	-
For the Year Ended December 31, 2018
From operations:
Dividends	$16,564	$235,137	$132,088	$64,512	$152,257
Mortality and expense risk and administrative charges	(11,699)	(183,200)	(125,350)	(26,775)	(51,732)
Net investment income (loss)	4,865	51,937	6,738	37,737	100,525
Net realized gain (loss)	19,347	1,018,704	684,182	(74,570)	4,357
Capital gain distribution from mutual funds	-	727,227	464,071	-	-
Change in unrealized appreciation (depreciation) of investments	(176,164)	(2,529,182)	(1,618,482)	19,284	(132,368)
Increase (decrease) in net assets from operations	(151,952)	(731,314)	(463,491)	(17,549)	(27,486)
From contract transactions:
Payments received from contract owners	-	459	-	550	-
Payments for contract benefits or terminations	(90,955)	(2,350,561)	(1,150,863)	(795,801)	(635,862)
Transfers between sub-accounts (including fixed account), net	(2,938)	26,450	(272,747)	169,347	68,936
Contract maintenance charges	(1,195)	(15,578)	(17,709)	(1,203)	(5,231)
Adjustments to net assets allocated to contracts in payout period	-	196	-	123	35
Increase (decrease) in net assets from contract transactions	(95,088)	(2,339,034)	(1,441,319)	(626,984)	(572,122)
Increase (decrease) in net assets	(247,040)	(3,070,348)	(1,904,810)	(644,533)	(599,608)
Net assets at beginning of period	876,588	14,019,976	8,521,794	2,153,085	3,884,877
Net assets at end of period	$629,548	$10,949,628	$6,616,984	$1,508,552	$3,285,269
Beginning units	94,227	702,864	460,725	252,736	351,551
Units issued	1,525	12,915	7,617	24,000	10,605
Units redeemed	(12,408)	(130,676)	(84,196)	(97,764)	(63,143)
Ending units	83,344	585,103	384,146	178,972	299,013

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		PVC	PVC	PVC
		LargeCap	LargeCap	LargeCap
	PVC Income	Growth	Growth	Growth	PVC MidCap
	Account	Account	Account	Account I	Account
	Class 2	Class 1	Class 2	Class 1	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$1,152,854	$593	$-	$510	$5,277
Mortality and expense risk and administrative charges	(10,554)	(3,819)	(3,204)	(9,254)	(28,105)
Net investment income (loss)	1,142,300	(3,226)	(3,204)	(8,744)	(22,828)
Net realized gain (loss)	(1,137,924)	143,523	112,313	2,948	112,437
Capital gain distribution from mutual funds	31,512	163,424	126,056	76,589	268,371
Change in unrealized appreciation (depreciation) of investments	29,138	(214,190)	(166,068)	57,075	262,203
Increase (decrease) in net assets from operations	65,026	89,531	69,097	127,868	620,183
From contract transactions:
Payments received from contract owners	-	-	-	-	360
Payments for contract benefits or terminations	(114,119)	(8,976)	(445)	(90,374)	(239,732)
Transfers between sub-accounts (including fixed account), net	(1,551,641)	(616,629)	(485,321)	1,091,902	(25,628)
Contract maintenance charges	(211)	(89)	(67)	(145)	(2,341)
Adjustments to net assets allocated to contracts in payout period	(10)	-	-	-	49
Increase (decrease) in net assets from contract transactions	(1,665,981)	(625,694)	(485,833)	1,001,383	(267,292)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	(1,600,955)	(536,163)	(416,736)	1,129,251	352,891
Net assets at beginning of period	1,600,955	536,163	416,736	-	1,565,530
Net assets at end of period	$-	$-	$-	$1,129,251	$1,918,421
Beginning units	154,338	40,451	33,471	-	65,169
Units issued	584	35	149	107,630	20
Units redeemed	(154,922)	(40,486)	(33,620)	(8,728)	(8,509)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	-	-	-	98,902	56,680
For the Year Ended December 31, 2018
From operations:
Dividends	$68,955	$1,431	$475	$-	$4,885
Mortality and expense risk and administrative charges	(26,384)	(9,780)	(8,146)	-	(28,002)
Net investment income (loss)	42,571	(8,349)	(7,671)	-	(23,117)
Net realized gain (loss)	8,253	44,198	44,488	-	146,781
Capital gain distribution from mutual funds	-	47,997	36,162	-	227,355
Change in unrealized appreciation (depreciation) of investments	(70,379)	(128,091)	(107,648)	-	(480,599)
Increase (decrease) in net assets from operations	(19,555)	(44,245)	(34,669)	-	(129,580)
From contract transactions:
Payments received from contract owners	12,184	-	-	-	360
Payments for contract benefits or terminations	(470,738)	(53,580)	(55,728)	-	(217,911)
Transfers between sub-accounts (including fixed account), net	251,344	(15,728)	4,670	-	(91,892)
Contract maintenance charges	(1,003)	(189)	(117)	-	(2,331)
Adjustments to net assets allocated to contracts in payout period	(10)	-	-	-	37
Increase (decrease) in net assets from contract transactions	(208,223)	(69,497)	(51,175)	-	(311,737)
Increase (decrease) in net assets	(227,778)	(113,742)	(85,844)	-	(441,317)
Net assets at beginning of period	1,828,733	649,905	502,580	-	2,006,847
Net assets at end of period	$1,600,955	$536,163	$416,736	$-	$1,565,530
Beginning units	174,373	44,816	36,730	-	77,069
Units issued	29,364	132	724	-	687
Units redeemed	(49,399)	(4,497)	(3,983)	-	(12,587)
Ending units	154,338	40,451	33,471	-	65,169

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		PVC Principal	PVC Principal	PVC Real	PVC Real
		Capital	Capital	Estate	Estate
	PVC MidCap	Appreciation	Appreciation	Securities	Securities
	Account	Account	Account	Account	Account
	Class 2	Class 1	Class 2	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$424	$157,755	$29,645	$7,593	$3,984
Mortality and expense risk and administrative charges	(14,045)	(140,060)	(33,163)	(5,843)	(3,820)
Net investment income (loss)	(13,621)	17,695	(3,518)	1,750	164
Net realized gain (loss)	11,689	292,238	45,122	18,744	9,323
Capital gain distribution from mutual funds	126,378	879,875	188,785	27,961	16,153
Change in unrealized appreciation (depreciation) of investments	159,418	1,374,540	306,770	53,807	33,659
Increase (decrease) in net assets from operations	283,864	2,564,348	537,159	102,262	59,299
From contract transactions:
Payments received from contract owners	-	11,385	12,788	-	-
Payments for contract benefits or terminations	(10,272)	(770,409)	(107,279)	(38,095)	(6,653)
Transfers between sub-accounts (including fixed account), net	2,043	(112,269)	(48,072)	16,251	(8,433)
Contract maintenance charges	(209)	(8,560)	(807)	(821)	(197)
Adjustments to net assets allocated to contracts in payout period	-	(277)	(21)	-	-
Increase (decrease) in net assets from contract transactions	(8,438)	(880,130)	(143,391)	(22,665)	(15,283)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	275,426	1,684,218	393,768	79,597	44,016
Net assets at beginning of period	702,572	8,741,294	1,843,740	359,551	210,152
Net assets at end of period	$977,998	$10,425,512	$2,237,508	$439,148	$254,168
Beginning units	31,145	343,884	78,200	11,015	6,759
Units issued	197	3,576	785	574	66
Units redeemed	(492)	(33,515)	(5,989)	(1,198)	(481)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	30,850	313,945	72,996	10,391	6,344
For the Year Ended December 31, 2018
From operations:
Dividends	$364	$112,990	$19,235	$7,053	$3,611
Mortality and expense risk and administrative charges	(12,533)	(146,880)	(33,778)	(5,455)	(3,795)
Net investment income (loss)	(12,169)	(33,890)	(14,543)	1,598	(184)
Net realized gain (loss)	9,981	449,446	77,956	10,681	24,851
Capital gain distribution from mutual funds	102,717	523,561	109,209	31,650	18,081
Change in unrealized appreciation (depreciation) of investments	(163,784)	(1,340,999)	(265,288)	(65,601)	(58,274)
Increase (decrease) in net assets from operations	(63,255)	(401,882)	(92,666)	(21,672)	(15,526)
From contract transactions:
Payments received from contract owners	167	681	-	-	-
Payments for contract benefits or terminations	(10,698)	(1,280,527)	(259,472)	(22,497)	(40,409)
Transfers between sub-accounts (including fixed account), net	(836)	(216,740)	14,832	4,041	(14,738)
Contract maintenance charges	(195)	(9,515)	(890)	(798)	(233)
Adjustments to net assets allocated to contracts in payout period	-	118	-	-	-
Increase (decrease) in net assets from contract transactions	(11,562)	(1,505,983)	(245,530)	(19,254)	(55,380)
Increase (decrease) in net assets	(74,817)	(1,907,865)	(338,196)	(40,926)	(70,906)
Net assets at beginning of period	777,389	10,649,159	2,181,936	400,477	281,058
Net assets at end of period	$702,572	$8,741,294	$1,843,740	$359,551	$210,152
Beginning units	31,625	399,871	87,707	11,579	8,507
Units issued	19	2,723	601	315	82
Units redeemed	(499)	(58,710)	(10,108)	(879)	(1,830)
Ending units	31,145	343,884	78,200	11,015	6,759

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			PVC SAM	PVC SAM	PVC SAM
	PVC SAM	PVC SAM	Conservative	Conservative	Conservative
	Balanced	Balanced	Balanced	Balanced	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 2	Class 1	Class 2	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$708,073	$584,139	$79,908	$84,102	$229,019
Mortality and expense risk and administrative charges	(440,406)	(403,198)	(42,026)	(49,353)	(200,532)
Net investment income (loss)	267,667	180,941	37,882	34,749	28,487
Net realized gain (loss)	71,622	(114,877)	2,998	17,031	476,940
Capital gain distribution from mutual funds	1,014,786	922,916	55,675	63,116	570,371
Change in unrealized appreciation (depreciation) of investments	3,356,069	3,139,546	265,781	289,528	1,535,771
Increase (decrease) in net assets from operations	4,710,144	4,128,526	362,336	404,424	2,611,569
From contract transactions:
Payments received from contract owners	20,719	7,082	-	-	2,550
Payments for contract benefits or terminations	(2,695,296)	(3,849,544)	(648,653)	(253,950)	(1,715,917)
Transfers between sub-accounts (including fixed account), net	(17,405)	428,735	290,973	75,701	(393,961)
Contract maintenance charges	(11,310)	(34,799)	(788)	(1,223)	(7,862)
Adjustments to net assets allocated to contracts in payout period	(265)	22	172	33	28
Increase (decrease) in net assets from contract transactions	(2,703,557)	(3,448,504)	(358,296)	(179,439)	(2,115,162)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	2,006,587	680,022	4,040	224,985	496,407
Net assets at beginning of period	26,908,063	24,368,794	2,740,149	3,004,255	12,656,289
Net assets at end of period	$28,914,650	$25,048,816	$2,744,189	$3,229,240	$13,152,696
Beginning units	1,715,857	1,628,873	251,091	289,548	750,535
Units issued	17,564	65,961	25,962	10,991	7,400
Units redeemed	(172,334)	(272,722)	(54,674)	(27,279)	(118,038)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	1,561,087	1,422,112	222,379	273,260	639,897
For the Year Ended December 31, 2018
From operations:
Dividends	$928,771	$785,759	$99,511	$104,795	$422,299
Mortality and expense risk and administrative charges	(473,854)	(438,924)	(47,754)	(51,985)	(246,651)
Net investment income (loss)	454,917	346,835	51,757	52,810	175,648
Net realized gain (loss)	153,972	(69,091)	87,322	24,782	787,990
Capital gain distribution from mutual funds	1,462,456	1,336,011	111,263	125,440	740,484
Change in unrealized appreciation (depreciation) of investments	(3,960,482)	(3,399,799)	(395,068)	(373,284)	(2,831,993)
Increase (decrease) in net assets from operations	(1,889,137)	(1,786,044)	(144,726)	(170,252)	(1,127,871)
From contract transactions:
Payments received from contract owners	19,494	5,950	25	-	2,275
Payments for contract benefits or terminations	(3,621,249)	(1,995,823)	(221,965)	(230,168)	(1,491,840)
Transfers between sub-accounts (including fixed account), net	(1,968)	(388,352)	(27,357)	(69,747)	(1,838,982)
Contract maintenance charges	(12,575)	(40,434)	(928)	(1,674)	(9,021)
Adjustments to net assets allocated to contracts in payout period	44	(9)	(109)	(489)	1
Increase (decrease) in net assets from contract transactions	(3,616,254)	(2,418,668)	(250,334)	(302,078)	(3,337,567)
Increase (decrease) in net assets	(5,505,391)	(4,204,712)	(395,060)	(472,330)	(4,465,438)
Net assets at beginning of period	32,413,454	28,573,506	3,135,209	3,476,585	17,121,727
Net assets at end of period	$26,908,063	$24,368,794	$2,740,149	$3,004,255	$12,656,289
Beginning units	1,930,268	1,781,409	272,930	317,546	936,499
Units issued	17,807	26,316	135,682	20,046	2,315
Units redeemed	(232,218)	(178,852)	(157,521)	(48,044)	(188,279)
Ending units	1,715,857	1,628,873	251,091	289,548	750,535

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM	PVC SAM	PVC SAM	PVC SAM	PVC SAM
	Conservative	Flexible	Flexible	Strategic	Strategic
	Growth	Income	Income	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 2	Class 1	Class 2	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$225,356	$171,759	$173,866	$48,989	$67,627
Mortality and expense risk and administrative charges	(229,571)	(75,490)	(80,978)	(46,272)	(87,138)
Net investment income (loss)	(4,215)	96,269	92,888	2,717	(19,511)
Net realized gain (loss)	473,032	15,905	17,866	30,810	158,408
Capital gain distribution from mutual funds	644,140	140,674	151,483	164,969	268,210
Change in unrealized appreciation (depreciation) of investments	1,659,082	278,147	273,815	494,750	806,882
Increase (decrease) in net assets from operations	2,772,039	530,995	536,052	693,246	1,213,989
From contract transactions:
Payments received from contract owners	475,802	960	-	1,920	17,745
Payments for contract benefits or terminations	(2,939,608)	(248,985)	(255,313)	(367,085)	(1,176,026)
Transfers between sub-accounts (including fixed account), net	(56,705)	113,922	281,431	(215,616)	(147,829)
Contract maintenance charges	(28,592)	(2,393)	(1,694)	(1,302)	(8,755)
Adjustments to net assets allocated to contracts in payout period	(6,789)	375	10	29	(9)
Increase (decrease) in net assets from contract transactions	(2,555,892)	(136,121)	24,434	(582,054)	(1,314,874)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	216,147	394,874	560,486	111,192	(100,885)
Net assets at beginning of period	13,549,050	4,675,908	4,747,560	2,954,716	5,389,174
Net assets at end of period	$13,765,197	$5,070,782	$5,308,046	$3,065,908	$5,288,289
Beginning units	851,118	384,409	407,965	160,039	311,190
Units issued	59,638	8,529	37,326	35,508	1,739
Units redeemed	(201,189)	(19,014)	(34,940)	(63,089)	(68,308)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	709,567	373,924	410,351	132,458	244,621
For the Year Ended December 31, 2018
From operations:
Dividends	$388,459	$200,805	$199,804	$74,810	$135,194
Mortality and expense risk and administrative charges	(255,779)	(79,543)	(83,270)	(52,706)	(106,183)
Net investment income (loss)	132,680	121,262	116,534	22,104	29,011
Net realized gain (loss)	395,196	64,131	72,525	109,434	217,104
Capital gain distribution from mutual funds	741,653	122,478	128,288	166,908	332,889
Change in unrealized appreciation (depreciation) of investments	(2,495,987)	(487,559)	(510,569)	(619,734)	(1,205,655)
Increase (decrease) in net assets from operations	(1,226,458)	(179,688)	(193,222)	(321,288)	(626,651)
From contract transactions:
Payments received from contract owners	169,071	960	-	1,645	2,775
Payments for contract benefits or terminations	(2,280,883)	(780,418)	(910,154)	(515,483)	(912,336)
Transfers between sub-accounts (including fixed account), net	20,355	(120,085)	(104,330)	(40,329)	(112,067)
Contract maintenance charges	(34,048)	(2,951)	(1,954)	(1,333)	(12,813)
Adjustments to net assets allocated to contracts in payout period	1,592	344	(6)	-	-
Increase (decrease) in net assets from contract transactions	(2,123,913)	(902,150)	(1,016,444)	(555,500)	(1,034,441)
Increase (decrease) in net assets	(3,350,371)	(1,081,838)	(1,209,666)	(876,788)	(1,661,092)
Net assets at beginning of period	16,899,421	5,757,746	5,957,226	3,831,504	7,050,266
Net assets at end of period	$13,549,050	$4,675,908	$4,747,560	$2,954,716	$5,389,174
Beginning units	972,901	455,926	493,134	186,940	364,554
Units issued	23,255	1,211	1,182	29,865	2,593
Units redeemed	(145,038)	(72,728)	(86,351)	(56,766)	(55,957)
Ending units	851,118	384,409	407,965	160,039	311,190

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SST SA	SST SA
	PVC Short-	PVC	PVC	Allocation	Allocation
	Term Income	SmallCap	SmallCap	Balanced	Balanced
	Account	Account	Account	Portfolio	Portfolio
	Class 1	Class 1	Class 2	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$52,097	$1,686	$298	$436	$2,089,711
Mortality and expense risk and administrative charges	(33,354)	(8,036)	(5,055)	(69)	(1,851,067)
Net investment income (loss)	18,743	(6,350)	(4,757)	367	238,644
Net realized gain (loss)	(1,958)	4,979	1,998	2	(2,648,938)
Capital gain distribution from mutual funds	-	80,112	50,518	477	2,644,443
Change in unrealized appreciation (depreciation) of investments	43,821	36,897	22,703	759	16,685,120
Increase (decrease) in net assets from operations	60,606	115,638	70,462	1,605	16,919,269
From contract transactions:
Payments received from contract owners	189,485	-	-	23,129	13,016,105
Payments for contract benefits or terminations	(302,331)	(65,899)	(8,325)	-	(13,890,773)
Transfers between sub-accounts (including fixed account), net	285,364	(4,711)	(9,305)	-	4,771,601
Contract maintenance charges	(1,097)	(419)	(74)	-	(1,185,878)
Adjustments to net assets allocated to contracts in payout period	1,574	24	-	-	-
Increase (decrease) in net assets from contract transactions	172,995	(71,005)	(17,704)	23,129	2,711,055

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	233,601	44,633	52,758	24,734	19,630,324
Net assets at beginning of period	1,647,806	468,247	286,110	-	117,529,485
Net assets at end of period	$1,881,407	$512,880	$338,868	$24,734	$137,159,809
Beginning units	218,942	38,198	24,566	-	8,015,704
Units issued	104,493	87	347	2,048	1,306,718
Units redeemed	(79,060)	(4,838)	(1,657)	-	(1,160,030)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	244,375	33,447	23,256	2,048	8,162,392
For the Year Ended December 31, 2018
From operations:
Dividends	$31,551	$1,809	$320	$-	$5,646,727
Mortality and expense risk and administrative charges	(24,556)	(10,623)	(6,371)	-	(1,866,553)
Net investment income (loss)	6,995	(8,814)	(6,051)	-	3,780,174
Net realized gain (loss)	(1,328)	46,178	23,000	-	(1,291,558)
Capital gain distribution from mutual funds	-	37,661	23,591	-	10,929,470
Change in unrealized appreciation (depreciation) of investments	(15,378)	(123,617)	(71,224)	-	(20,239,113)
Increase (decrease) in net assets from operations	(9,711)	(48,592)	(30,684)	-	(6,821,027)
From contract transactions:
Payments received from contract owners	3,395	25	-	-	13,273,489
Payments for contract benefits or terminations	(176,366)	(135,987)	(63,164)	-	(17,854,774)
Transfers between sub-accounts (including fixed account), net	229,778	(93,002)	(27,248)	-	(3,476,778)
Contract maintenance charges	(758)	(525)	(164)	-	(932,749)
Adjustments to net assets allocated to contracts in payout period	58	22	-	-	-
Increase (decrease) in net assets from contract transactions	56,107	(229,467)	(90,576)	-	(8,990,812)
Increase (decrease) in net assets	46,396	(278,059)	(121,260)	-	(15,811,839)
Net assets at beginning of period	1,601,410	746,306	407,370	-	133,341,324
Net assets at end of period	$1,647,806	$468,247	$286,110	$-	$117,529,485
Beginning units	210,478	53,912	30,689	-	8,614,951
Units issued	32,078	634	2,116	-	1,322,317
Units redeemed	(23,614)	(16,348)	(8,239)	-	(1,921,564)
Ending units	218,942	38,198	24,566	-	8,015,704

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SST SA	SST SA
	SST SA	SST SA	Allocation	Allocation	SST SA
	Allocation	Allocation	Moderate	Moderate	Allocation
	Growth	Growth	Growth	Growth	Moderate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$94	$13,108	$7,431	$2,838,075	$1,691
Mortality and expense risk and administrative charges	(840)	(1,598,055)	(1,902)	(2,947,374)	(370)
Net investment income (loss)	(746)	(1,584,947)	5,529	(109,299)	1,321
Net realized gain (loss)	(599)	716,386	(496)	(1,137,977)	97
Capital gain distribution from mutual funds	4,595	4,123,342	16,537	7,441,008	3,102
Change in unrealized appreciation (depreciation) of investments	27,846	18,943,177	33,158	27,979,997	8,939
Increase (decrease) in net assets from operations	31,096	22,197,958	54,728	34,173,729	13,459
From contract transactions:
Payments received from contract owners	-	45,176,133	180,000	16,425,782	90,000
Payments for contract benefits or terminations	-	(7,626,931)	(1,040)	(21,604,170)	-
Transfers between sub-accounts (including fixed account), net	(3,239)	2,254,074	210,439	(133,960)	2
Contract maintenance charges	(1,840)	(1,169,450)	(1,736)	(1,997,169)	(845)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(1,811)	-
Increase (decrease) in net assets from contract transactions	(5,079)	38,633,826	387,663	(7,311,328)	89,157

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	26,017	60,831,784	442,391	26,862,401	102,616
Net assets at beginning of period	136,656	88,235,297	27,629	184,982,706	-
Net assets at end of period	$162,673	$149,067,081	$470,020	$211,845,107	$102,616
Beginning units	12,900	5,568,909	2,624	12,410,306	-
Units issued	3	2,974,526	34,680	1,237,735	8,278
Units redeemed	(420)	(855,579)	(252)	(1,714,087)	(71)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	12,483	7,687,856	37,052	11,933,954	8,207
For the Year Ended December 31, 2018
From operations:
Dividends	$5,432	$3,145,597	$1,417	$8,477,607	$-
Mortality and expense risk and administrative charges	(452)	(1,044,012)	(159)	(3,106,525)	(5)
Net investment income (loss)	4,980	2,101,585	1,258	5,371,082	(5)
Net realized gain (loss)	(53)	1,307,568	404	2,937,530	470
Capital gain distribution from mutual funds	10,477	6,692,446	3,541	23,528,442	-
Change in unrealized appreciation (depreciation) of investments	(30,014)	(18,200,181)	(6,568)	(46,507,335)	(16)
Increase (decrease) in net assets from operations	(14,610)	(8,098,582)	(1,365)	(14,670,281)	449
From contract transactions:
Payments received from contract owners	92,250	39,574,191	(15,797)	15,231,220	(20,000)
Payments for contract benefits or terminations	-	(4,695,301)	-	(28,183,453)	-
Transfers between sub-accounts (including fixed account), net	59,989	4,810,899	9,265	754,354	(422)
Contract maintenance charges	(973)	(617,422)	(384)	(1,702,470)	-
Adjustments to net assets allocated to contracts in payout period	-	-	-	792	-
Increase (decrease) in net assets from contract transactions	151,266	39,072,367	(6,916)	(13,899,557)	(20,422)
Increase (decrease) in net assets	136,656	30,973,785	(8,281)	(28,569,838)	(19,973)
Net assets at beginning of period	-	57,261,512	35,910	213,552,544	19,973
Net assets at end of period	$136,656	$88,235,297	$27,629	$184,982,706	$-
Beginning units	-	3,325,400	3,197	13,289,970	1,802
Units issued	13,027	2,781,086	3,186	1,501,646	4
Units redeemed	(127)	(537,577)	(3,759)	(2,381,310)	(1,806)
Ending units	12,900	5,568,909	2,624	12,410,306	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SST SA	SST SA	SST SA Multi-	SST SA Multi-
	SST SA	Columbia	Columbia	Managed	Managed
	Allocation	Focused	Focused	Diversified	International
	Moderate	Growth	Value	Fixed Income	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$2,595,143	$-	$666	$4,094	$13,398
Mortality and expense risk and administrative charges	(2,604,133)	-	(1,706)	(1,853)	(5,096)
Net investment income (loss)	(8,990)	-	(1,040)	2,241	8,302
Net realized gain (loss)	(755,849)	-	27	(378)	(499)
Capital gain distribution from mutual funds	5,575,133	-	2,417	-	38,279
Change in unrealized appreciation (depreciation) of investments	22,793,298	-	30,173	10,124	35,833
Increase (decrease) in net assets from operations	27,603,592	-	31,577	11,987	81,915
From contract transactions:
Payments received from contract owners	11,513,466	-	-	-	36,595
Payments for contract benefits or terminations	(20,553,885)	-	(2,341)	(37,531)	(10,218)
Transfers between sub-accounts (including fixed account), net	407,151	-	12,747	8,273	(1,959)
Contract maintenance charges	(1,730,142)	-	(26)	(24)	(23)
Adjustments to net assets allocated to contracts in payout period	131	-	-	-	-
Increase (decrease) in net assets from contract transactions	(10,363,279)	-	10,380	(29,282)	24,395

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	17,240,313	-	41,957	(17,295)	106,310
Net assets at beginning of period	166,597,503	-	120,245	171,227	379,801
Net assets at end of period	$183,837,816	$-	$162,202	$153,932	$486,111
Beginning units	11,146,630	-	10,059	17,128	39,785
Units issued	920,451	-	1,051	873	3,744
Units redeemed	(1,570,551)	-	(211)	(3,794)	(1,532)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	10,496,530	-	10,899	14,207	41,997
For the Year Ended December 31, 2018
From operations:
Dividends	$7,631,800	$-	$4,359	$4,315	$10,254
Mortality and expense risk and administrative charges	(2,714,481)	(2,089)	(1,449)	(3,142)	(4,747)
Net investment income (loss)	4,917,319	(2,089)	2,910	1,173	5,507
Net realized gain (loss)	2,196,748	(69,518)	313	(3,810)	3,766
Capital gain distribution from mutual funds	18,156,257	96,741	12,590	530	-
Change in unrealized appreciation (depreciation) of investments	(36,696,658)	(8,441)	(33,070)	(5,869)	(76,639)
Increase (decrease) in net assets from operations	(11,426,334)	16,693	(17,257)	(7,976)	(67,366)
From contract transactions:
Payments received from contract owners	14,048,065	40,964	49,756	10,085	77,024
Payments for contract benefits or terminations	(19,690,047)	(596)	(1,269)	(3,416)	(6,051)
Transfers between sub-accounts (including fixed account), net	(3,004,955)	(236,929)	5,594	(82,265)	(2,731)
Contract maintenance charges	(1,438,337)	(16)	(27)	(7)	(10)
Adjustments to net assets allocated to contracts in payout period	2,015	-	-	-	-
Increase (decrease) in net assets from contract transactions	(10,083,259)	(196,577)	54,054	(75,603)	68,232
Increase (decrease) in net assets	(21,509,593)	(179,884)	36,797	(83,579)	866
Net assets at beginning of period	188,107,096	179,884	83,448	254,806	378,935
Net assets at end of period	$166,597,503	$-	$120,245	$171,227	$379,801
Beginning units	11,808,264	14,626	6,117	24,999	33,506
Units issued	1,130,237	4,126	4,044	1,254	9,558
Units redeemed	(1,791,871)	(18,752)	(102)	(9,125)	(3,279)
Ending units	11,146,630	-	10,059	17,128	39,785

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi-	SST SA Multi-
	Managed	Managed	SST SA Multi-	SST SA Multi-	SST SA Multi-
	Large Cap	Large Cap	Managed Mid	Managed Mid	Managed
	Growth	Value	Cap Growth	Cap Value	Small Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$336	$3,985	$-	$3,535	$-
Mortality and expense risk and administrative charges	(2,001)	(2,305)	(5,101)	(3,847)	(2,711)
Net investment income (loss)	(1,665)	1,680	(5,101)	(312)	(2,711)
Net realized gain (loss)	603	(9,003)	(894)	(1,569)	(2,574)
Capital gain distribution from mutual funds	20,913	10,237	49,691	17,849	19,886
Change in unrealized appreciation (depreciation) of investments	18,778	41,804	77,891	51,580	33,680
Increase (decrease) in net assets from operations	38,629	44,718	121,587	67,548	48,281
From contract transactions:
Payments received from contract owners	-	-	4,000	-	-
Payments for contract benefits or terminations	(4,037)	(56,628)	(25,694)	(9,129)	(26,018)
Transfers between sub-accounts (including fixed account), net	766	(5,194)	(4,489)	1,784	2,660
Contract maintenance charges	(64)	(31)	(37)	(33)	(31)
Increase (decrease) in net assets from contract transactions	(3,335)	(61,853)	(26,220)	(7,378)	(23,389)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	35,294	(17,135)	95,367	60,170	24,892
Net assets at beginning of period	136,207	204,053	366,656	290,090	222,228
Net assets at end of period	$171,501	$186,918	$462,023	$350,260	$247,120
Beginning units	10,417	19,081	29,475	27,240	20,102
Units issued	214	57	897	188	360
Units redeemed	(442)	(5,428)	(2,870)	(844)	(2,425)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	10,189	13,710	27,502	26,584	18,037
For the Year Ended December 31, 2018
From operations:
Dividends	$567	$3,809	$-	$2,137	$-
Mortality and expense risk and administrative charges	(2,053)	(2,286)	(4,619)	(3,839)	(2,384)
Net investment income (loss)	(1,486)	1,523	(4,619)	(1,702)	(2,384)
Net realized gain (loss)	7,198	(5)	3,689	(779)	2,930
Capital gain distribution from mutual funds	23,814	26,225	48,625	21,895	18,772
Change in unrealized appreciation (depreciation) of investments	(36,022)	(52,722)	(67,284)	(61,599)	(56,975)
Increase (decrease) in net assets from operations	(6,496)	(24,979)	(19,589)	(42,185)	(37,657)
From contract transactions:
Payments received from contract owners	36,215	5,042	14,867	18,390	5,042
Payments for contract benefits or terminations	(6,551)	(8,210)	(10,971)	(8,784)	(22,553)
Transfers between sub-accounts (including fixed account), net	(33,912)	74,070	(3,452)	(8,624)	104,932
Contract maintenance charges	(65)	(24)	(33)	(34)	(9)
Increase (decrease) in net assets from contract transactions	(4,313)	70,878	411	948	87,412
Increase (decrease) in net assets	(10,809)	45,899	(19,178)	(41,237)	49,755
Net assets at beginning of period	147,016	158,154	385,834	331,327	172,473
Net assets at end of period	$136,207	$204,053	$366,656	$290,090	$222,228
Beginning units	11,138	13,111	29,424	27,143	13,747
Units issued	6,649	6,752	4,134	2,180	8,295
Units redeemed	(7,370)	(782)	(4,083)	(2,083)	(1,940)
Ending units	10,417	19,081	29,475	27,240	20,102

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA	SST SA
	Putnam Asset	Putnam Asset
	Allocation	Allocation	SST SA T.	SST SA	SST SA
	Diversified	Diversified	Rowe Price	Wellington	Wellington
	Growth	Growth	Growth Stock	Real Return	Real Return
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$3,297	$735,391	$-	$257	$857,476
Mortality and expense risk and administrative charges	(1,272)	(743,868)	(4,945)	(83)	(3,923,760)
Net investment income (loss)	2,025	(8,477)	(4,945)	174	(3,066,284)
Net realized gain (loss)	(251)	(142,110)	(4,858)	-	(1,981,811)
Capital gain distribution from mutual funds	8,194	2,153,150	40,456	-	-
Change in unrealized appreciation (depreciation) of investments	31,482	7,284,542	72,939	(59)	15,356,915
Increase (decrease) in net assets from operations	41,450	9,287,105	103,592	115	10,308,820
From contract transactions:
Payments received from contract owners	-	13,447,787	15,000	72,759	10,263,195
Payments for contract benefits or terminations	(535)	(3,214,915)	(5,118)	-	(30,184,915)
Transfers between sub-accounts (including fixed account), net	1,182	1,132,653	(17,303)	4,070	25,024,717
Contract maintenance charges	(3,148)	(674,382)	(71)	-	(2,856,900)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(828)
Increase (decrease) in net assets from contract transactions	(2,501)	10,691,143	(7,492)	76,829	2,245,269

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	38,949	19,978,248	96,100	76,944	12,554,089
Net assets at beginning of period	213,707	46,933,229	359,324	-	259,394,966
Net assets at end of period	$252,656	$66,911,477	$455,424	$76,944	$271,949,055
Beginning units	20,206	4,285,300	25,208	-	23,246,639
Units issued	123	1,407,225	967	7,269	4,107,283
Units redeemed	(333)	(528,436)	(1,293)	(3)	(3,945,185)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	19,996	5,164,089	24,882	7,266	23,408,737
For the Year Ended December 31, 2018
From operations:
Dividends	$4,644	$851,321	$-	$-	$9,434,998
Mortality and expense risk and administrative charges	(1,054)	(498,214)	(4,137)	-	(4,313,548)
Net investment income (loss)	3,590	353,107	(4,137)	-	5,121,450
Net realized gain (loss)	(546)	55,172	2,986	-	(3,689,051)
Capital gain distribution from mutual funds	8,402	1,758,953	100,101	-	-
Change in unrealized appreciation (depreciation) of investments	(36,177)	(7,045,605)	(114,357)	-	(6,411,927)
Increase (decrease) in net assets from operations	(24,731)	(4,878,373)	(15,407)	-	(4,979,528)
From contract transactions:
Payments received from contract owners	206,000	23,639,797	84,530	-	6,399,696
Payments for contract benefits or terminations	(353)	(1,337,645)	(30,158)	-	(33,974,155)
Transfers between sub-accounts (including fixed account), net	35,531	5,455,484	45,235	-	(9,769,896)
Contract maintenance charges	(2,740)	(434,140)	(38)	-	(2,555,017)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	491
Increase (decrease) in net assets from contract transactions	238,438	27,323,496	99,569	-	(39,898,881)
Increase (decrease) in net assets	213,707	22,445,123	84,162	-	(44,878,409)
Net assets at beginning of period	-	24,488,106	275,162	-	304,273,375
Net assets at end of period	$213,707	$46,933,229	$359,324	$-	$259,394,966
Beginning units	-	2,015,324	18,852	-	26,817,930
Units issued	24,436	2,599,098	8,861	-	2,849,707
Units redeemed	(4,230)	(329,122)	(2,505)	-	(6,420,998)
Ending units	20,206	4,285,300	25,208	-	23,246,639

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA AB	SAST SA AB
	SAST SA AB	SAST SA AB	SAST SA AB	Small & Mid	Small & Mid
	Growth	Growth	Growth	Cap Value	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 2	Class 3	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$2,395	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(4,834,352)	(675,641)	(5,242,499)	(66)	(164,765)
Net investment income (loss)	(4,831,957)	(675,641)	(5,242,499)	(66)	(164,765)
Net realized gain (loss)	20,873,283	4,501,382	18,325,867	(8)	(649,882)
Capital gain distribution from mutual funds	19,126,235	2,560,486	21,540,571	605	158,439
Change in unrealized appreciation (depreciation) of investments	53,312,327	5,649,303	59,590,956	1,182	2,412,268
Increase (decrease) in net assets from operations	88,479,888	12,035,530	94,214,895	1,713	1,756,060
From contract transactions:
Payments received from contract owners	1,347,162	50,812	16,443,730	38,883	204,195
Payments for contract benefits or terminations	(32,603,789)	(6,426,365)	(41,023,322)	-	(1,386,048)
Transfers between sub-accounts (including fixed account), net	(7,490,480)	(3,281,708)	(21,900,840)	954	(239,875)
Contract maintenance charges	(164,868)	(95,836)	(1,640,745)	(126)	(27,242)
Adjustments to net assets allocated to contracts in payout period	28,977	852	(6,778)	-	88
Increase (decrease) in net assets from contract transactions	(38,882,998)	(9,752,245)	(48,127,955)	39,711	(1,448,882)

Increase in net assets from separate account merger	93,365,814	7,149,606	-	-	-
Increase (decrease) in net assets	142,962,704	9,432,891	46,086,940	41,424	307,178
Net assets at beginning of period	275,198,633	39,379,869	307,040,245	-	10,195,432
Net assets at end of period	$418,161,337	$48,812,760	$353,127,185	$41,424	$10,502,610
Beginning units	3,443,973	508,844	6,618,140	-	309,550
Units issued	42,309	3,884	734,032	4,121	13,093
Units redeemed	(558,497)	(108,522)	(1,362,992)	(52)	(52,175)
Units transferred in from separate account merger	6,228,677	70,852	-	-	-
Ending units	9,156,462	475,058	5,989,180	4,069	270,468
For the Year Ended December 31, 2018
From operations:
Dividends	$7,474	$-	$-	$-	$62,330
Mortality and expense risk and administrative charges	(3,132,260)	(384,047)	(2,381,150)	-	(205,607)
Net investment income (loss)	(3,124,786)	(384,047)	(2,381,150)	-	(143,277)
Net realized gain (loss)	13,546,818	2,664,302	11,826,188	-	228,749
Capital gain distribution from mutual funds	22,135,309	2,434,959	13,387,500	-	2,720,643
Change in unrealized appreciation (depreciation) of investments	(37,745,323)	(5,966,554)	(36,001,837)	-	(4,799,457)
Increase (decrease) in net assets from operations	(5,187,982)	(1,251,340)	(13,169,299)	-	(1,993,342)
From contract transactions:
Payments received from contract owners	573,995	36,077	5,186,858	-	13,366
Payments for contract benefits or terminations	(21,021,979)	(2,780,115)	(20,292,539)	-	(1,964,518)
Transfers between sub-accounts (including fixed account), net	122,520,334	23,534,066	228,189,315	-	(101,221)
Contract maintenance charges	(103,471)	(50,082)	(613,358)	-	(32,107)
Adjustments to net assets allocated to contracts in payout period	61,332	3,532	19,162	-	1,054
Increase (decrease) in net assets from contract transactions	102,030,211	20,743,478	212,489,438	-	(2,083,426)
Increase (decrease) in net assets	96,842,229	19,492,138	199,320,139	-	(4,076,768)
Net assets at beginning of period	178,356,404	19,887,731	107,720,106	-	14,272,200
Net assets at end of period	$275,198,633	$39,379,869	$307,040,245	$-	$10,195,432
Beginning units	2,256,069	257,411	2,291,734	-	361,455
Units issued	1,526,003	306,097	5,130,802	-	13,552
Units redeemed	(338,099)	(54,664)	(804,396)	-	(65,457)
Ending units	3,443,973	508,844	6,618,140	-	309,550

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA	SAST SA	SAST SA	SAST SA
	SAST SA AB	American	American	American	American
	Small & Mid	Funds Asset	Funds Asset	Funds Global	Funds Global
	Cap Value	Allocation	Allocation	Growth	Growth
	Portfolio	Portfolio	Portfolio Class	Portfolio	Portfolio
	Class 3	Class 1	3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$73,222	$15,939,782	$679	$2,779,500
Mortality and expense risk and administrative charges	(5,253,769)	(11,721)	(11,835,801)	(107)	(5,382,625)
Net investment income (loss)	(5,253,769)	61,501	4,103,981	572	(2,603,125)
Net realized gain (loss)	(23,261,910)	(1,165)	5,074,114	(36)	(20,520,789)
Capital gain distribution from mutual funds	5,150,145	189,630	46,865,873	7,401	40,268,198
Change in unrealized appreciation (depreciation) of investments	78,977,217	138,720	96,216,344	(1,504)	83,975,852
Increase (decrease) in net assets from operations	55,611,683	388,686	152,260,312	6,433	101,120,136
From contract transactions:
Payments received from contract owners	6,200,934	3,150,099	231,784,933	86,602	10,211,897
Payments for contract benefits or terminations	(42,177,667)	(803)	(68,935,464)	-	(41,243,366)
Transfers between sub-accounts (including fixed account), net	(2,625,815)	88,516	22,978,775	(1,491)	(32,921,427)
Contract maintenance charges	(2,562,709)	(18,179)	(8,877,172)	(129)	(2,996,165)
Adjustments to net assets allocated to contracts in payout period	(2,611)	-	24,440	-	(3,646)
Increase (decrease) in net assets from contract transactions	(41,167,868)	3,219,633	176,975,512	84,982	(66,952,707)

Increase in net assets from separate account merger	5,185,404	-	-	-	-
Increase (decrease) in net assets	19,629,219	3,608,319	329,235,824	91,415	34,167,429
Net assets at beginning of period	323,869,520	710,711	721,085,470	-	328,237,498
Net assets at end of period	$343,498,739	$4,319,030	$1,050,321,294	$91,415	$362,404,927
Beginning units	13,241,903	66,637	42,900,760	-	17,769,533
Units issued	790,266	270,885	14,975,543	7,930	915,351
Units redeemed	(2,272,448)	(2,107)	(5,653,619)	(257)	(3,928,896)
Units transferred in from separate account merger	137,739	-	-	-	-
Ending units	11,897,460	335,415	52,222,684	7,673	14,755,988
For the Year Ended December 31, 2018
From operations:
Dividends	$1,186,338	$21,327	$19,018,425	$-	$4,246,249
Mortality and expense risk and administrative charges	(6,012,514)	(2,693)	(8,838,106)	-	(5,894,449)
Net investment income (loss)	(4,826,176)	18,634	10,180,319	-	(1,648,200)
Net realized gain (loss)	3,423,711	(1,892)	8,530,684	-	13,147,954
Capital gain distribution from mutual funds	82,266,947	38,243	40,654,730	-	74,845,078
Change in unrealized appreciation (depreciation) of investments	(141,545,442)	(98,494)	(107,908,367)	-	(123,190,604)
Increase (decrease) in net assets from operations	(60,680,960)	(43,509)	(48,542,634)	-	(36,845,772)
From contract transactions:
Payments received from contract owners	3,685,367	434,141	308,233,266	-	6,063,383
Payments for contract benefits or terminations	(50,773,622)	(71,540)	(56,608,016)	-	(51,171,741)
Transfers between sub-accounts (including fixed account), net	16,347,477	315,861	13,707,816	-	4,149,635
Contract maintenance charges	(2,441,549)	(6,985)	(5,479,731)	-	(2,752,720)
Adjustments to net assets allocated to contracts in payout period	81	-	4,327	-	1,536
Increase (decrease) in net assets from contract transactions	(33,182,246)	671,477	259,857,662	-	(43,709,907)
Increase (decrease) in net assets	(93,863,206)	627,968	211,315,028	-	(80,555,679)
Net assets at beginning of period	417,732,726	82,743	509,770,442	-	408,793,177
Net assets at end of period	$323,869,520	$710,711	$721,085,470	$-	$328,237,498
Beginning units	14,140,741	7,360	28,637,415	-	19,761,382
Units issued	1,639,435	71,973	19,461,097	-	1,722,024
Units redeemed	(2,538,273)	(12,696)	(5,197,752)	-	(3,713,873)
Ending units	13,241,903	66,637	42,900,760	-	17,769,533

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA	SAST SA	SAST SA
			American	American	American
	SAST SA	SAST SA	Funds	Funds	Funds VCP
	American	American	Growth-	Growth-	Managed
	Funds Growth	Funds Growth	Income	Income	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$-	$611
Mortality and expense risk and administrative charges	(429)	(4,800,822)	(486)	(3,593,395)	(441)
Net investment income (loss)	(429)	(4,800,822)	(486)	(3,593,395)	170
Net realized gain (loss)	859	(8,557,997)	42	(3,756,400)	143
Capital gain distribution from mutual funds	315	1,528,361	566	1,110,609	1,582
Change in unrealized appreciation (depreciation) of investments	21,475	91,783,159	17,767	57,800,184	11,079
Increase (decrease) in net assets from operations	22,220	79,952,701	17,889	51,560,998	12,974
From contract transactions:
Payments received from contract owners	92,676	40,945,421	93,369	23,652,085	79,000
Payments for contract benefits or terminations	-	(38,616,465)	-	(31,699,262)	-
Transfers between sub-accounts (including fixed account), net	(11,547)	(14,203,208)	559	(7,561,279)	5,059
Contract maintenance charges	(6)	(1,769,866)	(294)	(1,285,669)	(816)
Adjustments to net assets allocated to contracts in payout period	-	(4,583)	-	(2,472)	-
Increase (decrease) in net assets from contract transactions	81,123	(13,648,701)	93,634	(16,896,597)	83,243

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	103,343	66,304,000	111,523	34,664,401	96,217
Net assets at beginning of period	56,785	284,102,252	47,237	223,453,052	33,789
Net assets at end of period	$160,128	$350,406,252	$158,760	$258,117,453	$130,006
Beginning units	6,005	13,489,990	4,976	11,818,330	3,209
Units issued	8,575	2,160,199	8,449	1,458,255	7,434
Units redeemed	(1,552)	(2,742,904)	(102)	(2,292,750)	(224)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	13,028	12,907,285	13,323	10,983,835	10,419
For the Year Ended December 31, 2018
From operations:
Dividends	$3,154	$2,873,751	$6,993	$6,519,182	$671
Mortality and expense risk and administrative charges	(358)	(5,035,416)	(354)	(3,832,158)	(108)
Net investment income (loss)	2,796	(2,161,665)	6,639	2,687,024	563
Net realized gain (loss)	(94,241)	13,537,101	(78,461)	9,990,187	(46)
Capital gain distribution from mutual funds	62,853	89,581,237	48,439	55,145,401	1,743
Change in unrealized appreciation (depreciation) of investments	(3,669)	(103,649,836)	(2,919)	(74,554,291)	(4,073)
Increase (decrease) in net assets from operations	(32,261)	(2,693,163)	(26,302)	(6,731,679)	(1,813)
From contract transactions:
Payments received from contract owners	58,601	11,992,892	48,835	12,336,539	-
Payments for contract benefits or terminations	-	(43,159,920)	-	(32,886,832)	-
Transfers between sub-accounts (including fixed account), net	30,445	(8,804,868)	24,704	(5,307,539)	29,707
Contract maintenance charges	-	(1,589,448)	-	(1,232,967)	(197)
Adjustments to net assets allocated to contracts in payout period	-	(3,423)	-	438	-
Increase (decrease) in net assets from contract transactions	89,046	(41,564,767)	73,539	(27,090,361)	29,510
Increase (decrease) in net assets	56,785	(44,257,930)	47,237	(33,822,040)	27,697
Net assets at beginning of period	-	328,360,182	-	257,275,092	6,092
Net assets at end of period	$56,785	$284,102,252	$47,237	$223,453,052	$33,789
Beginning units	-	15,275,769	-	13,148,407	547
Units issued	24,038	1,539,968	23,485	1,236,701	2,718
Units redeemed	(18,033)	(3,325,747)	(18,509)	(2,566,778)	(56)
Ending units	6,005	13,489,990	4,976	11,818,330	3,209

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA			SAST SA	SAST SA
	American	SAST SA	SAST SA	Boston	Boston
	Funds VCP	BlackRock	BlackRock	Company	Company
	Managed	VCP Global	VCP Global	Capital	Capital
	Allocation	Multi Asset	Multi Asset	Growth	Growth
	Portfolio Class	Portfolio	Portfolio	Portfolio	Portfolio
	3	Class 1	Class 3	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$4,253,581	$145	$5,421,325	$-	$-
Mortality and expense risk and administrative charges	(22,175,925)	(75)	(9,018,432)	-	-
Net investment income (loss)	(17,922,344)	70	(3,597,107)	-	-
Net realized gain (loss)	14,320,808	(24)	2,198,067	-	-
Capital gain distribution from mutual funds	21,053,286	530	25,823,857	-	-
Change in unrealized appreciation (depreciation) of investments	231,767,372	1,321	62,922,583	-	-
Increase (decrease) in net assets from operations	249,219,122	1,897	87,347,400	-	-
From contract transactions:
Payments received from contract owners	102,910,770	-	34,222,099	-	-
Payments for contract benefits or terminations	(100,123,804)	-	(37,559,986)	-	-
Transfers between sub-accounts (including fixed account), net	35,302,677	1,601	15,078,549	-	-
Contract maintenance charges	(18,660,095)	(156)	(7,619,645)	-	-
Increase (decrease) in net assets from contract transactions	19,429,548	1,445	4,121,017	-	-

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	268,648,670	3,342	91,468,417	-	-
Net assets at beginning of period	1,455,963,780	11,316	617,386,703	-	-
Net assets at end of period	$1,724,612,450	$14,658	$708,855,120	$-	$-
Beginning units	111,175,437	1,096	57,785,191	-	-
Units issued	14,413,083	155	6,277,018	-	-
Units redeemed	(12,987,997)	(20)	(5,944,797)	-	-
Units transferred in from separate account merger	-	-	-	-	-
Ending units	112,600,523	1,231	58,117,412	-	-
For the Year Ended December 31, 2018
From operations:
Dividends	$23,420,532	$202	$7,078,015	$32,575	$7,072
Mortality and expense risk and administrative charges	(21,177,327)	(47)	(8,903,137)	(56,459)	(19,121)
Net investment income (loss)	2,243,205	155	(1,825,122)	(23,884)	(12,049)
Net realized gain (loss)	13,691,590	(28)	3,746,503	670,395	211,667
Capital gain distribution from mutual funds	78,374,529	807	46,818,566	1,839,025	608,524
Change in unrealized appreciation (depreciation) of investments	(196,153,684)	(1,761)	(96,092,256)	(1,917,449)	(628,338)
Increase (decrease) in net assets from operations	(101,844,360)	(827)	(47,352,309)	568,087	179,804
From contract transactions:
Payments received from contract owners	162,625,113	6,047	63,150,631	49,340	-
Payments for contract benefits or terminations	(76,955,451)	-	(30,561,076)	(653,282)	(97,925)
Transfers between sub-accounts (including fixed account), net	21,576,126	6,203	1,103,872	(4,606,639)	(1,488,218)
Contract maintenance charges	(14,691,202)	(107)	(6,398,454)	(1,378)	(2,672)
Adjustments to net assets allocated to contracts in payout period	1,343	-	-	585	-
Increase (decrease) in net assets from contract transactions	92,555,929	12,143	27,294,973	(5,211,374)	(1,588,815)
Increase (decrease) in net assets	(9,288,431)	11,316	(20,057,336)	(4,643,287)	(1,409,011)
Net assets at beginning of period	1,465,252,211	-	637,444,039	4,643,287	1,409,011
Net assets at end of period	$1,455,963,780	$11,316	$617,386,703	$-	$-
Beginning units	104,730,830	-	55,477,093	326,681	102,463
Units issued	20,233,325	1,121	9,859,557	16,779	3,216
Units redeemed	(13,788,718)	(25)	(7,551,459)	(343,460)	(105,679)
Ending units	111,175,437	1,096	57,785,191	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA
	Boston
	Company	SAST SA	SAST SA	SAST SA	SAST SA
	Capital	Columbia	Columbia	Columbia	DFA Ultra
	Growth	Technology	Technology	Technology	Short Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 2	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$-	$437,742
Mortality and expense risk and administrative charges	-	(187,881)	(70,087)	(748,594)	(356,537)
Net investment income (loss)	-	(187,881)	(70,087)	(748,594)	81,205
Net realized gain (loss)	-	1,131,657	566,522	3,773,313	195,384
Capital gain distribution from mutual funds	-	1,245,997	450,845	5,551,869	-
Change in unrealized appreciation (depreciation) of investments	-	2,963,763	906,987	11,934,572	(106,679)
Increase (decrease) in net assets from operations	-	5,153,536	1,854,267	20,511,160	169,910
From contract transactions:
Payments received from contract owners	-	74,628	7,781	10,123,169	810,102
Payments for contract benefits or terminations	-	(1,081,645)	(366,591)	(7,532,117)	(4,007,445)
Transfers between sub-accounts (including fixed account), net	-	857	(232,142)	(2,274,971)	(246,496)
Contract maintenance charges	-	(4,609)	(9,427)	(165,949)	(26,805)
Adjustments to net assets allocated to contracts in payout period	-	(419)	1	(2,981)	1,300
Increase (decrease) in net assets from contract transactions	-	(1,011,188)	(600,378)	147,151	(3,469,344)

Increase in net assets from separate account merger	-	964,537	595,579	-	4,558,321
Increase (decrease) in net assets	-	5,106,885	1,849,468	20,658,311	1,258,887
Net assets at beginning of period	-	10,066,837	3,579,530	38,978,966	25,796,887
Net assets at end of period	$-	$15,173,722	$5,428,998	$59,637,277	$27,055,774
Beginning units	-	1,824,181	672,291	3,462,048	2,172,845
Units issued	-	115,310	32,937	716,611	896,623
Units redeemed	-	(267,982)	(116,046)	(991,189)	(1,186,761)
Units transferred in from separate account merger	-	121,007	76,191	-	381,084
Ending units	-	1,792,516	665,373	3,187,470	2,263,791
For the Year Ended December 31, 2018
From operations:
Dividends	$100,250	$-	$-	$-	$264,800
Mortality and expense risk and administrative charges	(536,715)	(191,294)	(69,938)	(725,855)	(363,804)
Net investment income (loss)	(436,465)	(191,294)	(69,938)	(725,855)	(99,004)
Net realized gain (loss)	6,016,825	1,660,475	547,824	4,177,312	60,801
Capital gain distribution from mutual funds	16,098,109	1,623,517	604,313	6,422,607	-
Change in unrealized appreciation (depreciation) of investments	(16,319,800)	(4,162,252)	(1,464,066)	(14,191,924)	37,332
Increase (decrease) in net assets from operations	5,358,669	(1,069,554)	(381,867)	(4,317,860)	(871)
From contract transactions:
Payments received from contract owners	457,996	51,640	7,576	2,853,418	952,826
Payments for contract benefits or terminations	(5,855,426)	(1,279,202)	(497,025)	(5,596,830)	(4,951,541)
Transfers between sub-accounts (including fixed account), net	(43,957,085)	(401,420)	141,216	523,011	3,376,822
Contract maintenance charges	(219,989)	(4,904)	(10,217)	(135,769)	(29,763)
Adjustments to net assets allocated to contracts in payout period	(118)	534	-	(10)	534
Increase (decrease) in net assets from contract transactions	(49,574,622)	(1,633,352)	(358,450)	(2,356,180)	(651,122)
Increase (decrease) in net assets	(44,215,953)	(2,702,906)	(740,317)	(6,674,040)	(651,993)
Net assets at beginning of period	44,215,953	12,769,743	4,319,847	45,653,006	26,448,880
Net assets at end of period	$-	$10,066,837	$3,579,530	$38,978,966	$25,796,887
Beginning units	2,989,482	2,093,063	730,919	3,895,817	2,228,471
Units issued	140,721	177,288	78,039	741,536	1,077,639
Units redeemed	(3,130,203)	(446,170)	(136,667)	(1,175,305)	(1,133,265)
Ending units	-	1,824,181	672,291	3,462,048	2,172,845

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	DFA Ultra	DFA Ultra	Dogs of Wall	Dogs of Wall	Dogs of Wall
	Short Bond	Short Bond	Street	Street	Street
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 2	Class 3	Class 1	Class 2	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$127,995	$2,681,586	$647,277	$122,163	$2,659,795
Mortality and expense risk and administrative charges	(115,872)	(2,194,141)	(390,204)	(82,178)	(1,620,156)
Net investment income (loss)	12,123	487,445	257,073	39,985	1,039,639
Net realized gain (loss)	34,846	896,356	1,479,921	359,474	1,385,787
Capital gain distribution from mutual funds	-	-	1,570,299	316,607	7,120,831
Change in unrealized appreciation (depreciation) of investments	(5,203)	(691,142)	1,911,283	352,111	12,551,763
Increase (decrease) in net assets from operations	41,766	692,659	5,218,576	1,068,177	22,098,020
From contract transactions:
Payments received from contract owners	292,998	10,753,977	257,591	308,611	12,899,926
Payments for contract benefits or terminations	(2,517,028)	(37,997,236)	(3,203,427)	(943,932)	(13,652,449)
Transfers between sub-accounts (including fixed account), net	1,993,113	34,211,649	285,243	(222,611)	(845,649)
Contract maintenance charges	(15,956)	(1,298,567)	(13,190)	(10,686)	(569,923)
Adjustments to net assets allocated to contracts in payout period	515	134	2,745	650	18
Increase (decrease) in net assets from contract transactions	(246,358)	5,669,957	(2,671,038)	(867,968)	(2,168,077)

Increase in net assets from separate account merger	3,203,874	-	1,552,392	963,096	-
Increase (decrease) in net assets	2,999,282	6,362,616	4,099,930	1,163,305	19,929,943
Net assets at beginning of period	7,017,812	143,712,140	23,839,608	4,813,297	98,522,734
Net assets at end of period	$10,017,094	$150,074,756	$27,939,538	$5,976,602	$118,452,677
Beginning units	611,587	15,119,441	784,425	163,784	3,860,528
Units issued	252,526	9,693,299	39,894	17,816	657,672
Units redeemed	(274,837)	(9,036,840)	(112,706)	(43,362)	(718,780)
Units transferred in from separate account merger	276,833	-	42,496	27,079	-
Ending units	866,109	15,775,900	754,109	165,317	3,799,420
For the Year Ended December 31, 2018
From operations:
Dividends	$71,691	$1,170,431	$630,034	$121,051	$2,374,671
Mortality and expense risk and administrative charges	(107,506)	(2,070,713)	(400,419)	(89,110)	(1,686,071)
Net investment income (loss)	(35,815)	(900,282)	229,615	31,941	688,600
Net realized gain (loss)	(652)	278,150	1,711,328	607,159	2,870,140
Capital gain distribution from mutual funds	-	-	2,981,207	615,509	12,567,098
Change in unrealized appreciation (depreciation) of investments	24,043	223,705	(5,333,574)	(1,345,271)	(18,041,208)
Increase (decrease) in net assets from operations	(12,424)	(398,427)	(411,424)	(90,662)	(1,915,370)
From contract transactions:
Payments received from contract owners	149,913	12,238,002	429,370	1,185	2,904,172
Payments for contract benefits or terminations	(1,945,576)	(47,812,327)	(2,495,582)	(1,156,197)	(14,141,458)
Transfers between sub-accounts (including fixed account), net	2,405,340	35,528,330	(1,365,725)	(151,540)	(6,457,705)
Contract maintenance charges	(16,503)	(1,007,269)	(13,347)	(10,625)	(513,993)
Adjustments to net assets allocated to contracts in payout period	215	(2,381)	1,042	275	149
Increase (decrease) in net assets from contract transactions	593,389	(1,055,645)	(3,444,242)	(1,316,902)	(18,208,835)
Increase (decrease) in net assets	580,965	(1,454,072)	(3,855,666)	(1,407,564)	(20,124,205)
Net assets at beginning of period	6,436,847	145,166,212	27,695,274	6,220,861	118,646,939
Net assets at end of period	$7,017,812	$143,712,140	$23,839,608	$4,813,297	$98,522,734
Beginning units	560,787	15,005,045	894,760	207,186	4,536,213
Units issued	270,682	10,252,186	30,332	3,278	395,045
Units redeemed	(219,882)	(10,137,790)	(140,667)	(46,680)	(1,070,730)
Ending units	611,587	15,119,441	784,425	163,784	3,860,528

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA
	Emerging	Emerging	SAST SA	SAST SA	SAST SA
	Markets	Markets	Federated	Federated	Federated
	Equity Index	Equity Index	Corporate	Corporate	Corporate
	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Class 1	Class 3	Class 1	Class 2	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$2,388,128	$618,244	$27,978,535
Mortality and expense risk and administrative charges	(14)	(16,182)	(711,293)	(203,208)	(8,355,045)
Net investment income (loss)	(14)	(16,182)	1,676,835	415,036	19,623,490
Net realized gain (loss)	66	(4,538)	580,594	(26,241)	(844,195)
Change in unrealized appreciation (depreciation) of investments	1,598	230,681	3,447,989	1,146,619	47,363,462
Increase (decrease) in net assets from operations	1,650	209,961	5,705,418	1,535,414	66,142,757
From contract transactions:
Payments received from contract owners	12,500	1,287,360	766,908	80,149	42,519,283
Payments for contract benefits or terminations	-	(58,312)	(5,493,069)	(1,666,047)	(64,126,000)
Transfers between sub-accounts (including fixed account), net	539	278,443	1,103,447	273,264	29,206,668
Contract maintenance charges	(6)	(2,386)	(17,236)	(22,343)	(4,926,585)
Adjustments to net assets allocated to contracts in payout period	-	-	(7,367)	583	(6,202)
Increase (decrease) in net assets from contract transactions	13,033	1,505,105	(3,647,317)	(1,334,394)	2,667,164

Increase in net assets from separate account merger	-	-	8,880,501	5,733,056	-
Increase (decrease) in net assets	14,683	1,715,066	10,938,602	5,934,076	68,809,921
Net assets at beginning of period	-	466,837	44,558,381	12,046,973	521,623,142
Net assets at end of period	$14,683	$2,181,903	$55,496,983	$17,981,049	$590,433,063
Beginning units	-	54,845	1,491,059	416,786	26,035,265
Units issued	1,507	187,249	131,531	25,672	5,040,240
Units redeemed	(60)	(22,726)	(216,424)	(68,199)	(4,537,774)
Units transferred in from separate account merger	-	-	264,402	175,464	-
Ending units	1,447	219,368	1,670,568	549,723	26,537,731
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$5,811	$2,007,003	$534,189	$23,366,156
Mortality and expense risk and administrative charges	-	(2,107)	(748,296)	(219,303)	(9,085,334)
Net investment income (loss)	-	3,704	1,258,707	314,886	14,280,822
Net realized gain (loss)	-	(2,930)	547,488	92,477	(4,166,107)
Capital gain distribution from mutual funds	-	-	364,774	101,291	4,531,001
Change in unrealized appreciation (depreciation) of investments	-	(36,404)	(4,381,113)	(1,161,779)	(42,801,366)
Increase (decrease) in net assets from operations	-	(35,630)	(2,210,144)	(653,125)	(28,155,650)
From contract transactions:
Payments received from contract owners	-	487,443	331,546	18,157	12,096,132
Payments for contract benefits or terminations	-	(5,246)	(5,562,227)	(2,126,651)	(71,306,753)
Transfers between sub-accounts (including fixed account), net	-	20,277	(1,267,549)	(632,896)	(31,036,604)
Contract maintenance charges	-	(7)	(19,558)	(23,834)	(4,565,660)
Adjustments to net assets allocated to contracts in payout period	-	-	10,182	465	4,354
Increase (decrease) in net assets from contract transactions	-	502,467	(6,507,606)	(2,764,759)	(94,808,531)
Increase (decrease) in net assets	-	466,837	(8,717,750)	(3,417,884)	(122,964,181)
Net assets at beginning of period	-	-	53,276,131	15,464,857	644,587,323
Net assets at end of period	$-	$466,837	$44,558,381	$12,046,973	$521,623,142
Beginning units	-	-	1,705,764	511,063	30,602,211
Units issued	-	57,683	51,373	12,609	2,647,674
Units redeemed	-	(2,838)	(266,078)	(106,886)	(7,214,620)
Ending units	-	54,845	1,491,059	416,786	26,035,265

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA
	Fidelity	Fidelity	SAST SA	SAST SA	SAST SA
	Institutional	Institutional	Fidelity	Fidelity	Fidelity
	AM®	AM®	Institutional	Institutional	Institutional
	International	International	AM® Real	AM® Real	AM® Real
	Growth	Growth	Estate	Estate	Estate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 2	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$213	$2,778	$460,163	$101,111	$2,919,047
Mortality and expense risk and administrative charges	(122)	(3,947)	(311,004)	(76,422)	(2,338,606)
Net investment income (loss)	91	(1,169)	149,159	24,689	580,441
Net realized gain (loss)	64	1,140	187,871	(73,229)	(4,892,350)
Capital gain distribution from mutual funds	60	981	54,252	12,780	391,575
Change in unrealized appreciation (depreciation) of investments	3,740	65,727	3,946,739	1,051,987	36,749,698
Increase (decrease) in net assets from operations	3,955	66,679	4,338,021	1,016,227	32,829,364
From contract transactions:
Payments received from contract owners	52,000	794,218	157,523	1,597	3,437,672
Payments for contract benefits or terminations	-	(898)	(2,187,557)	(594,709)	(19,191,505)
Transfers between sub-accounts (including fixed account), net	(510)	80,918	(464,482)	(145,230)	(6,455,270)
Contract maintenance charges	(209)	(2,196)	(8,042)	(8,476)	(1,230,153)
Adjustments to net assets allocated to contracts in payout period	-	-	359	18	3,558
Increase (decrease) in net assets from contract transactions	51,281	872,042	(2,502,199)	(746,800)	(23,435,698)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	55,236	938,721	1,835,822	269,427	9,393,666
Net assets at beginning of period	-	-	18,311,806	4,383,222	141,767,083
Net assets at end of period	$55,236	$938,721	$20,147,628	$4,652,649	$151,160,749
Beginning units	-	-	530,039	131,542	8,050,829
Units issued	5,054	87,428	12,537	3,513	854,153
Units redeemed	(93)	(2,681)	(73,384)	(22,455)	(1,923,038)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	4,961	84,747	469,192	112,600	6,981,944
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$492,960	$108,774	$3,446,527
Mortality and expense risk and administrative charges	-	-	(318,500)	(78,208)	(2,556,111)
Net investment income (loss)	-	-	174,460	30,566	890,416
Net realized gain (loss)	-	-	588,122	6,714	(6,059,939)
Capital gain distribution from mutual funds	-	-	1,379,198	329,023	10,926,484
Change in unrealized appreciation (depreciation) of investments	-	-	(3,875,978)	(777,317)	(18,962,920)
Increase (decrease) in net assets from operations	-	-	(1,734,198)	(411,014)	(13,205,959)
From contract transactions:
Payments received from contract owners	-	-	76,795	6,594	658,150
Payments for contract benefits or terminations	-	-	(2,705,957)	(454,375)	(23,136,058)
Transfers between sub-accounts (including fixed account), net	-	-	(969,103)	(248,139)	(4,295,250)
Contract maintenance charges	-	-	(8,104)	(8,491)	(1,164,828)
Adjustments to net assets allocated to contracts in payout period	-	-	318	14	(3,531)
Increase (decrease) in net assets from contract transactions	-	-	(3,606,051)	(704,397)	(27,941,517)
Increase (decrease) in net assets	-	-	(5,340,249)	(1,115,411)	(41,147,476)
Net assets at beginning of period	-	-	23,652,055	5,498,633	182,914,559
Net assets at end of period	$-	$-	$18,311,806	$4,383,222	$141,767,083
Beginning units	-	-	630,704	151,544	9,501,089
Units issued	-	-	12,539	1,923	888,619
Units redeemed	-	-	(113,204)	(21,925)	(2,338,879)
Ending units	-	-	530,039	131,542	8,050,829

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA	SAST SA
	SAST SA	Fixed Income	Franklin Small	SAST SA	SAST SA
	Fixed Income	Intermediate	Company	Franklin U.S.	Global Index
	Index	Index	Value	Equity Smart	Allocation 60-
	Portfolio	Portfolio	Portfolio	Beta Portfolio	40 Portfolio
	Class 3	Class 3	Class 3	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$31,269	$22,875	$991,888	$368	$-
Mortality and expense risk and administrative charges	(180,331)	(162,408)	(2,208,575)	(77)	(2)
Net investment income (loss)	(149,062)	(139,533)	(1,216,687)	291	(2)
Net realized gain (loss)	127,482	75,039	592,830	9	1,333
Capital gain distribution from mutual funds	-	-	20,658,208	-	-
Change in unrealized appreciation (depreciation) of investments	832,513	561,423	11,039,824	1,522	(1,371)
Increase (decrease) in net assets from operations	810,933	496,929	31,074,175	1,822	(40)
From contract transactions:
Payments received from contract owners	8,478,909	5,842,007	1,789,994	102,723	-
Payments for contract benefits or terminations	(671,279)	(1,258,258)	(17,261,163)	-	(52,253)
Transfers between sub-accounts (including fixed account), net	5,396,250	3,759,417	(5,658,791)	9,654	-
Contract maintenance charges	(107,945)	(129,284)	(1,240,226)	-	-
Adjustments to net assets allocated to contracts in payout period	-	-	126	-	-
Increase (decrease) in net assets from contract transactions	13,095,935	8,213,882	(22,370,060)	112,377	(52,253)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	13,906,868	8,710,811	8,704,115	114,199	(52,293)
Net assets at beginning of period	7,114,280	8,881,226	136,229,785	-	52,293
Net assets at end of period	$21,021,148	$17,592,037	$144,933,900	$114,199	$-
Beginning units	726,349	904,133	8,627,581	-	5,561
Units issued	1,653,692	1,093,511	364,150	10,568	-
Units redeemed	(381,988)	(285,771)	(1,605,031)	(19)	(5,561)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	1,998,053	1,711,873	7,386,700	10,549	-
For the Year Ended December 31, 2018
From operations:
Dividends	$171,397	$165,574	$1,108,040	$-	$105
Mortality and expense risk and administrative charges	(48,969)	(51,864)	(2,472,386)	-	(5)
Net investment income (loss)	122,428	113,710	(1,364,346)	-	100
Net realized gain (loss)	(25,002)	(9,214)	9,927,661	-	-
Capital gain distribution from mutual funds	-	-	21,125,273	-	-
Change in unrealized appreciation (depreciation) of investments	(77,970)	(28,741)	(51,448,654)	-	1,371
Increase (decrease) in net assets from operations	19,456	75,755	(21,760,066)	-	1,471
From contract transactions:
Payments received from contract owners	4,971,737	3,397,174	1,253,162	-	50,822
Payments for contract benefits or terminations	(256,867)	(152,334)	(20,992,103)	-	-
Transfers between sub-accounts (including fixed account), net	1,399,532	4,786,676	6,544,153	-	-
Contract maintenance charges	(25,904)	(33,098)	(1,161,841)	-	-
Adjustments to net assets allocated to contracts in payout period	-	-	561	-	-
Increase (decrease) in net assets from contract transactions	6,088,498	7,998,418	(14,356,068)	-	50,822
Increase (decrease) in net assets	6,107,954	8,074,173	(36,116,134)	-	52,293
Net assets at beginning of period	1,006,326	807,053	172,345,919	-	-
Net assets at end of period	$7,114,280	$8,881,226	$136,229,785	$-	$52,293
Beginning units	100,488	81,380	9,350,466	-	-
Units issued	826,109	906,232	929,575	-	5,561
Units redeemed	(200,248)	(83,479)	(1,652,460)	-	-
Ending units	726,349	904,133	8,627,581	-	5,561

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	Global Index	Global Index	Global Index	Global Index	Global Index
	Allocation 60-	Allocation 75-	Allocation 75-	Allocation 90-	Allocation 90-
	40 Portfolio	25 Portfolio	25 Portfolio	10 Portfolio	10 Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Mortality and expense risk and administrative charges	$(275,771)	$(210)	$(304,726)	$(2,080)	$(1,167,493)
Net investment income (loss)	(275,771)	(210)	(304,726)	(2,080)	(1,167,493)
Net realized gain (loss)	36,872	105	(27,523)	110	(98,080)
Capital gain distribution from mutual funds	75,804	190	115,563	6,962	1,068,093
Change in unrealized appreciation (depreciation) of investments	3,146,903	5,355	4,062,823	70,425	16,759,720
Increase (decrease) in net assets from operations	2,983,808	5,440	3,846,137	75,417	16,562,240
From contract transactions:
Payments received from contract owners	14,445,706	-	13,064,721	713,000	56,533,256
Payments for contract benefits or terminations	(1,898,408)	-	(705,190)	(1,072)	(3,696,517)
Transfers between sub-accounts (including fixed account), net	4,510,762	45,179	971,181	(3,669)	4,944,481
Contract maintenance charges	(225,472)	(482)	(268,913)	(5,608)	(1,060,639)
Increase (decrease) in net assets from contract transactions	16,832,588	44,697	13,061,799	702,651	56,720,581

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	19,816,396	50,137	16,907,936	778,068	73,282,821
Net assets at beginning of period	11,800,590	7,546	14,673,510	15,929	55,235,714
Net assets at end of period	$31,616,986	$57,683	$31,581,446	$793,997	$128,518,535
Beginning units	1,263,733	819	1,603,092	1,766	6,171,131
Units issued	1,894,291	4,469	1,606,358	70,868	6,694,184
Units redeemed	(248,912)	(71)	(306,664)	(845)	(1,042,634)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	2,909,112	5,217	2,902,786	71,789	11,822,681
For the Year Ended December 31, 2018
From operations:
Dividends	$315,113	$-	$390,331	$488	$1,485,658
Mortality and expense risk and administrative charges	(53,543)	-	(60,623)	(95)	(269,609)
Net investment income (loss)	261,570	-	329,708	393	1,216,049
Net realized gain (loss)	(6,655)	-	(33,643)	(602)	(15,059)
Capital gain distribution from mutual funds	3,965	-	6,727	3	8,908
Change in unrealized appreciation (depreciation) of investments	(1,033,912)	34	(1,586,167)	(2,276)	(7,527,564)
Increase (decrease) in net assets from operations	(775,032)	34	(1,283,375)	(2,482)	(6,317,666)
From contract transactions:
Payments received from contract owners	11,999,467	-	14,152,519	15,000	54,948,427
Payments for contract benefits or terminations	(69,335)	-	(114,841)	(703)	(814,097)
Transfers between sub-accounts (including fixed account), net	677,352	7,512	1,960,186	4,285	7,603,470
Contract maintenance charges	(31,862)	-	(40,979)	(171)	(184,420)
Increase (decrease) in net assets from contract transactions	12,575,622	7,512	15,956,885	18,411	61,553,380
Increase (decrease) in net assets	11,800,590	7,546	14,673,510	15,929	55,235,714
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$11,800,590	$7,546	$14,673,510	$15,929	$55,235,714
Beginning units	-	-	-	-	-
Units issued	1,302,733	819	1,711,746	4,100	6,432,290
Units redeemed	(39,000)	-	(108,654)	(2,334)	(261,159)
Ending units	1,263,733	819	1,603,092	1,766	6,171,131

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA	SAST SA
	SAST SA	SAST SA	SAST SA	Goldman	Goldman
	Goldman	Goldman	Goldman	Sachs Multi-	Sachs Multi-
	Sachs Global	Sachs Global	Sachs Global	Asset Insights	Asset Insights
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio
	Class 1	Class 2	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$148	$316,306
Mortality and expense risk and administrative charges	(259,336)	(56,188)	(2,976,859)	(29)	(177,543)
Net investment income (loss)	(259,336)	(56,188)	(2,976,859)	119	138,763
Net realized gain (loss)	(319,030)	(38,957)	(1,358,080)	4	23,543
Capital gain distribution from mutual funds	-	-	-	27	65,030
Change in unrealized appreciation (depreciation) of investments	1,439,491	267,069	14,182,281	1,045	1,666,674
Increase (decrease) in net assets from operations	861,125	171,924	9,847,342	1,195	1,894,010
From contract transactions:
Payments received from contract owners	67,072	29,521	9,733,417	-	6,263,919
Payments for contract benefits or terminations	(2,111,030)	(644,172)	(22,359,329)	(534)	(583,978)
Transfers between sub-accounts (including fixed account), net	(138,210)	119,430	17,414,180	134	2,390,288
Contract maintenance charges	(7,222)	(6,752)	(1,971,733)	(82)	(158,572)
Adjustments to net assets allocated to contracts in payout period	1,430	186	155	-	-
Increase (decrease) in net assets from contract transactions	(2,187,960)	(501,787)	2,816,690	(482)	7,911,657

Increase in net assets from separate account merger	3,523,309	1,814,558	-	-	-
Increase (decrease) in net assets	2,196,474	1,484,695	12,664,032	713	9,805,667
Net assets at beginning of period	17,196,182	3,468,947	194,760,814	6,613	7,931,309
Net assets at end of period	$19,392,656	$4,953,642	$207,424,846	$7,326	$17,736,976
Beginning units	791,876	164,951	14,384,149	701	853,362
Units issued	38,129	17,628	2,667,592	13	912,640
Units redeemed	(135,472)	(40,711)	(2,380,211)	(59)	(138,910)
Units transferred in from separate account merger	153,915	81,412	-	-	-
Ending units	848,448	223,280	14,671,530	655	1,627,092
For the Year Ended December 31, 2018
From operations:
Dividends	$708,105	$140,577	$8,211,079	$88	$83,202
Mortality and expense risk and administrative charges	(287,189)	(62,056)	(3,322,884)	(35)	(61,214)
Net investment income (loss)	420,916	78,521	4,888,195	53	21,988
Net realized gain (loss)	(398,401)	(87,269)	(4,481,371)	30	(20,733)
Capital gain distribution from mutual funds	-	-	-	73	80,089
Change in unrealized appreciation (depreciation) of investments	(784,402)	(160,898)	(9,825,845)	(731)	(866,390)
Increase (decrease) in net assets from operations	(761,887)	(169,646)	(9,419,021)	(575)	(785,046)
From contract transactions:
Payments received from contract owners	64,401	4,942	10,389,174	7,500	7,243,703
Payments for contract benefits or terminations	(2,328,770)	(381,645)	(26,605,734)	(353)	(110,542)
Transfers between sub-accounts (including fixed account), net	(49,494)	(157,287)	(10,290,821)	129	946,639
Contract maintenance charges	(7,807)	(8,536)	(1,855,102)	(88)	(48,433)
Adjustments to net assets allocated to contracts in payout period	4,457	-	630	-	-
Increase (decrease) in net assets from contract transactions	(2,317,213)	(542,526)	(28,361,853)	7,188	8,031,367
Increase (decrease) in net assets	(3,079,100)	(712,172)	(37,780,874)	6,613	7,246,321
Net assets at beginning of period	20,275,282	4,181,119	232,541,688	-	684,988
Net assets at end of period	$17,196,182	$3,468,947	$194,760,814	$6,613	$7,931,309
Beginning units	894,435	190,433	16,333,967	-	66,524
Units issued	50,943	8,986	3,272,631	1,733	874,113
Units redeemed	(153,502)	(34,468)	(5,222,449)	(1,032)	(87,275)
Ending units	791,876	164,951	14,384,149	701	853,362

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	Index	Index	Index	Index	Index
	Allocation 60-	Allocation 60-	Allocation 80-	Allocation 80-	Allocation 90-
	40 Portfolio	40 Portfolio	20 Portfolio	20 Portfolio	10 Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Mortality and expense risk and administrative charges	$(207)	$(1,088,893)	$(7,512)	$(2,108,440)	$(11,081)
Net investment income (loss)	(207)	(1,088,893)	(7,512)	(2,108,440)	(11,081)
Net realized gain (loss)	16	324,558	924	750,527	284
Capital gain distribution from mutual funds	281	747,841	14,144	1,629,055	24,753
Change in unrealized appreciation (depreciation) of investments	6,425	13,370,028	280,314	31,098,093	447,741
Increase (decrease) in net assets from operations	6,515	13,353,534	287,870	31,369,235	461,697
From contract transactions:
Payments received from contract owners	-	31,779,369	435,000	59,314,868	634,841
Payments for contract benefits or terminations	-	(4,123,361)	(12,231)	(8,018,659)	(7,351)
Transfers between sub-accounts (including fixed account), net	(393)	8,856,767	(1,148)	4,798,423	(10,783)
Contract maintenance charges	(508)	(895,477)	(19,814)	(1,839,983)	(25,008)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(2,963)	-
Increase (decrease) in net assets from contract transactions	(901)	35,617,298	401,807	54,251,686	591,699

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	5,614	48,970,832	689,677	85,620,921	1,053,396
Net assets at beginning of period	34,164	61,387,538	1,029,125	121,890,431	1,622,924
Net assets at end of period	$39,778	$110,358,370	$1,718,802	$207,511,352	$2,676,320
Beginning units	3,248	5,946,132	97,002	11,725,309	152,518
Units issued	-	3,756,721	37,175	5,976,276	51,865
Units redeemed	(77)	(648,833)	(2,701)	(1,352,487)	(3,697)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	3,171	9,054,020	131,476	16,349,098	200,686
For the Year Ended December 31, 2018
From operations:
Dividends	$1,175	$1,827,880	$37,148	$3,740,908	$55,415
Mortality and expense risk and administrative charges	(201)	(605,310)	(2,065)	(1,239,345)	(6,247)
Net investment income (loss)	974	1,222,570	35,083	2,501,563	49,168
Net realized gain (loss)	7	130,926	345	246,531	364
Capital gain distribution from mutual funds	212	382,788	7,367	866,108	10,656
Change in unrealized appreciation (depreciation) of investments	(3,024)	(5,730,183)	(135,911)	(15,030,835)	(206,826)
Increase (decrease) in net assets from operations	(1,831)	(3,993,899)	(93,116)	(11,416,633)	(146,638)
From contract transactions:
Payments received from contract owners	-	35,842,103	1,135,203	66,430,700	1,639,056
Payments for contract benefits or terminations	-	(2,100,405)	(12,185)	(3,927,110)	-
Transfers between sub-accounts (including fixed account), net	(46)	7,959,023	4,188	11,755,357	3,097
Contract maintenance charges	(512)	(471,068)	(4,965)	(1,098,247)	(12,424)
Increase (decrease) in net assets from contract transactions	(558)	41,229,653	1,122,241	73,160,700	1,629,729
Increase (decrease) in net assets	(2,389)	37,235,754	1,029,125	61,744,067	1,483,091
Net assets at beginning of period	36,553	24,151,784	-	60,146,364	139,833
Net assets at end of period	$34,164	$61,387,538	$1,029,125	$121,890,431	$1,622,924
Beginning units	3,296	2,196,778	-	5,324,505	12,090
Units issued	24	4,112,841	98,530	7,031,692	145,720
Units redeemed	(72)	(363,487)	(1,528)	(630,888)	(5,292)
Ending units	3,248	5,946,132	97,002	11,725,309	152,518

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA	SAST SA
	SAST SA	SAST SA	SAST SA	Invesco	Invesco
	Index	International	International	Growth	Growth
	Allocation 90-	Index	Index	Opportunities	Opportunities
	10 Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$37	$2,578	$-	$-
Mortality and expense risk and administrative charges	(6,015,349)	(158)	(27,807)	(118,123)	(39,129)
Net investment income (loss)	(6,015,349)	(121)	(25,229)	(118,123)	(39,129)
Net realized gain (loss)	2,187,356	10	(39,880)	36,802	12,988
Capital gain distribution from mutual funds	5,223,490	-	-	993,762	330,239
Change in unrealized appreciation (depreciation) of investments	95,784,425	(2,186)	431,958	882,644	285,016
Increase (decrease) in net assets from operations	97,179,922	(2,297)	366,849	1,795,085	589,114
From contract transactions:
Payments received from contract owners	151,002,445	937,837	1,902,825	12,852	75,052
Payments for contract benefits or terminations	(18,454,662)	-	(92,045)	(630,233)	(306,164)
Transfers between sub-accounts (including fixed account), net	1,359,024	3,892	655,973	(267,260)	(181,553)
Contract maintenance charges	(5,614,794)	(239)	(3,464)	(5,628)	(4,434)
Adjustments to net assets allocated to contracts in payout period	-	-	-	416	304
Increase (decrease) in net assets from contract transactions	128,292,013	941,490	2,463,289	(889,853)	(416,795)

Increase in net assets from separate account merger	-	-	-	445,334	576,807
Increase (decrease) in net assets	225,471,935	939,193	2,830,138	1,350,566	749,126
Net assets at beginning of period	360,711,595	-	1,094,458	6,730,249	2,281,204
Net assets at end of period	$586,183,530	$939,193	$3,924,596	$8,080,815	$3,030,330
Beginning units	34,522,396	-	125,090	617,701	216,380
Units issued	14,992,443	91,555	348,046	29,613	12,965
Units redeemed	(4,251,311)	(53)	(97,092)	(95,954)	(46,377)
Units transferred in from separate account merger	-	-	-	32,814	43,501
Ending units	45,263,528	91,502	376,044	584,174	226,469
For the Year Ended December 31, 2018
From operations:
Dividends	$11,318,612	$-	$24,243	$-	$-
Mortality and expense risk and administrative charges	(3,659,622)	-	(10,098)	(122,657)	(43,310)
Net investment income (loss)	7,658,990	-	14,145	(122,657)	(43,310)
Net realized gain (loss)	725,484	-	(19,126)	118,384	49,028
Capital gain distribution from mutual funds	2,555,941	-	1,979	836,085	299,398
Change in unrealized appreciation (depreciation) of investments	(47,655,344)	-	(169,300)	(1,267,036)	(453,387)
Increase (decrease) in net assets from operations	(36,714,929)	-	(172,302)	(435,224)	(148,271)
From contract transactions:
Payments received from contract owners	214,088,663	-	1,074,416	(2,219)	641
Payments for contract benefits or terminations	(11,281,331)	-	(9,533)	(822,579)	(252,959)
Transfers between sub-accounts (including fixed account), net	28,908,920	-	65,959	351,495	73,020
Contract maintenance charges	(3,331,060)	-	(517)	(5,863)	(4,619)
Adjustments to net assets allocated to contracts in payout period	-	-	-	395	17
Increase (decrease) in net assets from contract transactions	228,385,192	-	1,130,325	(478,771)	(183,900)
Increase (decrease) in net assets	191,670,263	-	958,023	(913,995)	(332,171)
Net assets at beginning of period	169,041,332	-	136,435	7,644,244	2,613,375
Net assets at end of period	$360,711,595	$-	$1,094,458	$6,730,249	$2,281,204
Beginning units	14,744,972	-	13,191	658,025	232,088
Units issued	21,675,811	-	199,247	78,755	12,027
Units redeemed	(1,898,387)	-	(87,348)	(119,079)	(27,735)
Ending units	34,522,396	-	125,090	617,701	216,380

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA		SAST SA	SAST SA
	Invesco	Invesco VCP	SAST SA	Janus	Janus
	Growth	Equity-	Invesco VCP	Focused	Focused
	Opportunities	Income	Equity-Income	Growth	Growth
	Portfolio	Portfolio	Portfolio Class	Portfolio	Portfolio
	Class 3	Class 1	3	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$3,707	$17,788,641	$2,811	$-
Mortality and expense risk and administrative charges	(1,834,263)	(607)	(16,939,713)	(174,355)	(139,920)
Net investment income (loss)	(1,834,263)	3,100	848,928	(171,544)	(139,920)
Net realized gain (loss)	1,966,964	5	7,855,096	471,857	898,075
Capital gain distribution from mutual funds	16,624,795	1,795	10,078,114	592,112	469,519
Change in unrealized appreciation (depreciation) of investments	11,836,692	7,531	153,904,344	2,388,377	1,334,002
Increase (decrease) in net assets from operations	28,594,188	12,431	172,686,482	3,280,802	2,561,676
From contract transactions:
Payments received from contract owners	2,434,424	197,500	53,988,997	161,189	74,506
Payments for contract benefits or terminations	(14,032,246)	-	(77,565,361)	(980,214)	(1,368,493)
Transfers between sub-accounts (including fixed account), net	(7,955,827)	2,435	6,736,202	(257,257)	(374,536)
Contract maintenance charges	(1,079,285)	(1,135)	(14,310,133)	(4,567)	(16,801)
Adjustments to net assets allocated to contracts in payout period	297	-	(46)	1,599	(757)
Increase (decrease) in net assets from contract transactions	(20,632,637)	198,800	(31,150,341)	(1,079,250)	(1,686,081)

Increase in net assets from separate account merger	-	-	-	1,770,482	-
Increase (decrease) in net assets	7,961,551	211,231	141,536,141	3,972,034	875,595
Net assets at beginning of period	110,610,502	16,959	1,135,065,130	9,881,710	8,055,511
Net assets at end of period	$118,572,053	$228,190	$1,276,601,271	$13,853,744	$8,931,106
Beginning units	7,673,370	1,750	96,209,892	440,267	371,093
Units issued	431,523	18,476	8,357,292	23,201	8,618
Units redeemed	(1,640,884)	(106)	(10,812,515)	(62,063)	(72,410)
Units transferred in from separate account merger	-	-	-	59,886	-
Ending units	6,464,009	20,120	93,754,669	461,291	307,301
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$576	$31,387,760	$-	$-
Mortality and expense risk and administrative charges	(2,038,686)	(60)	(17,479,258)	(178,814)	(148,545)
Net investment income (loss)	(2,038,686)	516	13,908,502	(178,814)	(148,545)
Net realized gain (loss)	5,143,707	(158)	13,528,825	1,137,569	702,034
Capital gain distribution from mutual funds	13,437,196	502	33,549,597	811,298	681,504
Change in unrealized appreciation (depreciation) of investments	(20,780,931)	(3,005)	(205,098,437)	(1,659,813)	(1,176,183)
Increase (decrease) in net assets from operations	(4,238,714)	(2,145)	(144,111,513)	110,240	58,810
From contract transactions:
Payments received from contract owners	1,222,923	18,750	85,675,674	58,324	7,771
Payments for contract benefits or terminations	(17,489,374)	-	(62,902,907)	(1,503,311)	(997,589)
Transfers between sub-accounts (including fixed account), net	(6,532,420)	453	3,095,599	(512,820)	(358,162)
Contract maintenance charges	(994,866)	(99)	(12,100,497)	(5,292)	(20,035)
Adjustments to net assets allocated to contracts in payout period	380	-	1,518	623	1,471
Increase (decrease) in net assets from contract transactions	(23,793,357)	19,104	13,769,387	(1,962,476)	(1,366,544)
Increase (decrease) in net assets	(28,032,071)	16,959	(130,342,126)	(1,852,236)	(1,307,734)
Net assets at beginning of period	138,642,573	-	1,265,407,256	11,733,946	9,363,245
Net assets at end of period	$110,610,502	$16,959	$1,135,065,130	$9,881,710	$8,055,511
Beginning units	9,032,810	-	95,069,578	521,692	429,263
Units issued	1,051,609	2,711	12,736,213	18,937	5,188
Units redeemed	(2,411,049)	(961)	(11,595,899)	(100,362)	(63,358)
Ending units	7,673,370	1,750	96,209,892	440,267	371,093

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	Janus	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Focused	Diversified	Diversified	Diversified	Emerging
	Growth	Balanced	Balanced	Balanced	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 2	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$828,724	$109,132	$2,804,731	$532,947
Mortality and expense risk and administrative charges	(1,399,104)	(587,862)	(101,586)	(1,902,073)	(275,175)
Net investment income (loss)	(1,399,104)	240,862	7,546	902,658	257,772
Net realized gain (loss)	3,830,313	1,053,840	148,676	(723,243)	595,743
Capital gain distribution from mutual funds	4,954,320	2,006,408	286,666	7,550,714	-
Change in unrealized appreciation (depreciation) of investments	19,019,592	2,898,611	621,289	13,402,996	2,338,306
Increase (decrease) in net assets from operations	26,405,121	6,199,721	1,064,177	21,133,125	3,191,821
From contract transactions:
Payments received from contract owners	6,010,785	434,682	84,969	13,918,007	136,358
Payments for contract benefits or terminations	(10,359,141)	(4,490,588)	(1,612,727)	(14,126,782)	(1,744,834)
Transfers between sub-accounts (including fixed account), net	(7,916,443)	573,317	(78,444)	3,019,450	(270,142)
Contract maintenance charges	(662,843)	(20,471)	(12,717)	(1,081,393)	(14,083)
Adjustments to net assets allocated to contracts in payout period	(179)	(7,465)	111	(5,179)	(3,308)
Increase (decrease) in net assets from contract transactions	(12,927,821)	(3,510,525)	(1,618,808)	1,724,103	(1,896,009)

Increase in net assets from separate account merger	458,196	9,114,761	4,816,028	-	-
Increase (decrease) in net assets	13,935,496	11,803,957	4,261,397	22,857,228	1,295,812
Net assets at beginning of period	82,938,277	36,219,428	6,271,020	123,595,292	17,399,983
Net assets at end of period	$96,873,773	$48,023,385	$10,532,417	$146,452,520	$18,695,795
Beginning units	4,079,713	1,418,413	252,488	7,060,639	971,631
Units issued	393,823	78,993	9,231	1,223,424	54,256
Units redeemed	(930,949)	(198,492)	(69,443)	(1,127,165)	(147,229)
Units transferred in from separate account merger	16,312	307,927	167,307	-	-
Ending units	3,558,899	1,606,841	359,583	7,156,898	878,658
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$615,921	$96,935	$1,803,023	$446,217
Mortality and expense risk and administrative charges	(1,499,122)	(629,752)	(117,024)	(1,822,905)	(334,956)
Net investment income (loss)	(1,499,122)	(13,831)	(20,089)	(19,882)	111,261
Net realized gain (loss)	6,428,590	1,399,226	360,675	527,165	1,126,062
Capital gain distribution from mutual funds	6,873,795	2,437,005	423,323	8,239,850	-
Change in unrealized appreciation (depreciation) of investments	(10,689,378)	(7,521,489)	(1,422,192)	(21,288,324)	(5,999,020)
Increase (decrease) in net assets from operations	1,113,885	(3,699,089)	(658,283)	(12,541,191)	(4,761,697)
From contract transactions:
Payments received from contract owners	1,178,390	1,112,903	11,518	25,473,577	68,468
Payments for contract benefits or terminations	(10,918,663)	(4,859,703)	(1,069,352)	(15,465,711)	(2,482,002)
Transfers between sub-accounts (including fixed account), net	(6,946,042)	760,427	170,265	7,481,302	(324,098)
Contract maintenance charges	(606,160)	(21,111)	(13,829)	(854,395)	(17,499)
Adjustments to net assets allocated to contracts in payout period	52	14,149	122	5,344	5,412
Increase (decrease) in net assets from contract transactions	(17,292,423)	(2,993,335)	(901,276)	16,640,117	(2,749,719)
Increase (decrease) in net assets	(16,178,538)	(6,692,424)	(1,559,559)	4,098,926	(7,511,416)
Net assets at beginning of period	99,116,815	42,911,852	7,830,579	119,496,366	24,911,399
Net assets at end of period	$82,938,277	$36,219,428	$6,271,020	$123,595,292	$17,399,983
Beginning units	4,844,465	1,516,772	285,880	6,121,123	1,104,487
Units issued	388,131	114,295	11,966	2,131,484	85,017
Units redeemed	(1,152,883)	(212,654)	(45,358)	(1,191,968)	(217,873)
Ending units	4,079,713	1,418,413	252,488	7,060,639	971,631

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Emerging	Emerging	Equity-	Equity-	Equity-
	Markets	Markets	Income	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 2	Class 3	Class 1	Class 2	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$86,699	$2,788,353	$2,779,664	$182,738	$2,972,640
Mortality and expense risk and administrative charges	(48,824)	(1,549,098)	(1,686,197)	(127,883)	(1,889,266)
Net investment income (loss)	37,875	1,239,255	1,093,467	54,855	1,083,374
Net realized gain (loss)	73,719	1,370,709	7,038,781	611,762	5,034,147
Capital gain distribution from mutual funds	-	-	7,619,721	534,336	9,037,347
Change in unrealized appreciation (depreciation) of investments	432,127	15,113,433	9,102,776	612,035	12,912,502
Increase (decrease) in net assets from operations	543,721	17,723,397	24,854,745	1,812,988	28,067,370
From contract transactions:
Payments received from contract owners	41,575	2,747,514	890,218	11,994	10,163,314
Payments for contract benefits or terminations	(507,955)	(12,113,611)	(13,236,538)	(985,254)	(15,326,498)
Transfers between sub-accounts (including fixed account), net	(47,463)	(1,248,892)	(827,352)	(200,234)	(3,384,466)
Contract maintenance charges	(6,595)	(746,554)	(39,298)	(11,551)	(955,553)
Adjustments to net assets allocated to contracts in payout period	332	(1,383)	13,269	149	(9,418)
Increase (decrease) in net assets from contract transactions	(520,106)	(11,362,926)	(13,199,701)	(1,184,896)	(9,512,621)

Increase in net assets from separate account merger	-	-	11,264,179	2,414,613	-
Increase (decrease) in net assets	23,615	6,360,471	22,919,223	3,042,705	18,554,749
Net assets at beginning of period	3,018,765	97,478,253	102,760,897	7,447,510	116,686,445
Net assets at end of period	$3,042,380	$103,838,724	$125,680,120	$10,490,215	$135,241,194
Beginning units	174,821	7,481,053	1,841,880	136,711	5,403,489
Units issued	8,716	713,807	57,130	2,876	629,964
Units redeemed	(35,662)	(1,471,939)	(260,354)	(21,829)	(988,326)
Units transferred in from separate account merger	-	-	163,545	36,069	-
Ending units	147,875	6,722,921	1,802,201	153,827	5,045,127
For the Year Ended December 31, 2018
From operations:
Dividends	$70,169	$2,226,783	$2,390,448	$162,329	$2,395,165
Mortality and expense risk and administrative charges	(58,730)	(1,772,776)	(1,786,708)	(135,778)	(2,028,466)
Net investment income (loss)	11,439	454,007	603,740	26,551	366,699
Net realized gain (loss)	84,703	3,851,891	7,118,845	595,614	7,989,131
Capital gain distribution from mutual funds	-	-	7,006,829	514,455	8,002,551
Change in unrealized appreciation (depreciation) of investments	(908,758)	(29,428,819)	(21,171,089)	(1,615,606)	(23,747,515)
Increase (decrease) in net assets from operations	(812,616)	(25,122,921)	(6,441,675)	(478,986)	(7,389,134)
From contract transactions:
Payments received from contract owners	1,439	2,104,577	755,187	4,688	2,740,487
Payments for contract benefits or terminations	(384,956)	(14,525,184)	(12,539,111)	(1,001,520)	(16,895,811)
Transfers between sub-accounts (including fixed account), net	64,190	9,090,621	(2,689,708)	(54,712)	(1,840,085)
Contract maintenance charges	(8,119)	(724,913)	(44,523)	(12,448)	(875,618)
Adjustments to net assets allocated to contracts in payout period	68	3,221	33,239	1,661	2,066
Increase (decrease) in net assets from contract transactions	(327,378)	(4,051,678)	(14,484,916)	(1,062,331)	(16,868,961)
Increase (decrease) in net assets	(1,139,994)	(29,174,599)	(20,926,591)	(1,541,317)	(24,258,095)
Net assets at beginning of period	4,158,759	126,652,852	123,687,488	8,988,827	140,944,540
Net assets at end of period	$3,018,765	$97,478,253	$102,760,897	$7,447,510	$116,686,445
Beginning units	190,908	7,650,357	2,083,378	154,933	6,070,332
Units issued	13,180	1,531,382	27,597	2,483	396,983
Units redeemed	(29,267)	(1,700,686)	(269,095)	(20,705)	(1,063,826)
Ending units	174,821	7,481,053	1,841,880	136,711	5,403,489

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA
	JPMorgan	JPMorgan	JPMorgan	SAST SA	SAST SA
	Global	Global	Global	JPMorgan	JPMorgan
	Equities	Equities	Equities	MFS Core	MFS Core
	Portfolio	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio
	Class 1	Class 2	Class 3	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$799,612	$59,525	$555,918	$1,026,260	$131,590
Mortality and expense risk and administrative charges	(538,459)	(46,563)	(402,717)	(533,275)	(80,409)
Net investment income (loss)	261,153	12,962	153,201	492,985	51,181
Net realized gain (loss)	1,336,774	183,216	716,711	280,323	50,077
Capital gain distribution from mutual funds	2,802,344	226,829	2,198,046	-	-
Change in unrealized appreciation (depreciation) of investments	1,449,934	82,997	1,281,198	1,775,916	257,971
Increase (decrease) in net assets from operations	5,850,205	506,004	4,349,156	2,549,224	359,229
From contract transactions:
Payments received from contract owners	297,744	28,362	2,359,759	518,141	62,561
Payments for contract benefits or terminations	(3,360,759)	(517,964)	(3,295,034)	(4,098,149)	(841,272)
Transfers between sub-accounts (including fixed account), net	(393,766)	(147,372)	7,235	2,195,249	163,741
Contract maintenance charges	(12,109)	(5,698)	(168,288)	(11,360)	(11,932)
Adjustments to net assets allocated to contracts in payout period	(4,985)	249	(379)	(426)	(1,116)
Increase (decrease) in net assets from contract transactions	(3,473,875)	(642,423)	(1,096,707)	(1,396,545)	(628,018)

Increase in net assets from separate account merger	1,641,992	864,987	-	7,220,235	2,856,396
Increase (decrease) in net assets	4,018,322	728,568	3,252,449	8,372,914	2,587,607
Net assets at beginning of period	33,573,442	2,977,589	24,786,516	33,662,563	4,960,688
Net assets at end of period	$37,591,764	$3,706,157	$28,038,965	$42,035,477	$7,548,295
Beginning units	1,127,984	102,374	1,436,925	1,166,514	177,657
Units issued	21,032	1,981	248,737	129,737	23,174
Units redeemed	(125,309)	(21,953)	(275,446)	(166,468)	(44,771)
Units transferred in from separate account merger	47,669	25,773	-	231,970	94,453
Ending units	1,071,376	108,175	1,410,216	1,361,753	250,513
For the Year Ended December 31, 2018
From operations:
Dividends	$703,754	$56,636	$444,486	$849,245	$130,226
Mortality and expense risk and administrative charges	(616,485)	(55,204)	(460,637)	(544,877)	(90,677)
Net investment income (loss)	87,269	1,432	(16,151)	304,368	39,549
Net realized gain (loss)	2,176,677	206,867	2,081,060	149,046	(103,494)
Capital gain distribution from mutual funds	5,251,412	464,836	3,864,256	-	-
Change in unrealized appreciation (depreciation) of investments	(12,279,417)	(1,096,070)	(9,439,004)	(1,246,824)	(86,488)
Increase (decrease) in net assets from operations	(4,764,059)	(422,935)	(3,509,839)	(793,410)	(150,433)
From contract transactions:
Payments received from contract owners	217,330	159	819,261	455,697	887
Payments for contract benefits or terminations	(3,879,201)	(330,840)	(3,627,198)	(4,631,406)	(1,051,990)
Transfers between sub-accounts (including fixed account), net	9,710	(52,802)	435,680	986,377	(165,162)
Contract maintenance charges	(14,169)	(6,878)	(154,774)	(11,937)	(14,035)
Adjustments to net assets allocated to contracts in payout period	7,933	157	84	2,060	-
Increase (decrease) in net assets from contract transactions	(3,658,397)	(390,204)	(2,526,947)	(3,199,209)	(1,230,300)
Increase (decrease) in net assets	(8,422,456)	(813,139)	(6,036,786)	(3,992,619)	(1,380,733)
Net assets at beginning of period	41,995,898	3,790,728	30,823,302	37,655,182	6,341,421
Net assets at end of period	$33,573,442	$2,977,589	$24,786,516	$33,662,563	$4,960,688
Beginning units	1,235,550	114,017	1,565,465	1,278,053	221,946
Units issued	36,001	3,342	189,862	98,227	10,072
Units redeemed	(143,567)	(14,985)	(318,402)	(209,766)	(54,361)
Ending units	1,127,984	102,374	1,436,925	1,166,514	177,657

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA	SAST SA	SAST SA
	SAST SA	JPMorgan	JPMorgan	JPMorgan	SAST SA
	JPMorgan	Mid-Cap	Mid-Cap	Mid-Cap	Large Cap
	MFS Core	Growth	Growth	Growth	Growth Index
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 2	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$16,651,767	$-	$-	$-	$15
Mortality and expense risk and administrative charges	(9,060,994)	(523,709)	(196,425)	(1,625,286)	(147)
Net investment income (loss)	7,590,773	(523,709)	(196,425)	(1,625,286)	(132)
Net realized gain (loss)	(141,637)	2,197,407	1,207,873	3,545,040	16
Capital gain distribution from mutual funds	-	2,886,357	1,065,849	9,688,093	13
Change in unrealized appreciation (depreciation) of investments	35,564,851	5,948,295	1,733,360	21,485,607	1,195
Increase (decrease) in net assets from operations	43,013,987	10,508,350	3,810,657	33,093,454	1,092
From contract transactions:
Payments received from contract owners	27,556,661	237,983	5,593	9,539,083	581,102
Payments for contract benefits or terminations	(71,137,840)	(3,100,136)	(1,408,309)	(13,787,787)	-
Transfers between sub-accounts (including fixed account), net	60,935,246	(865,062)	(537,239)	(9,433,975)	489
Contract maintenance charges	(6,080,582)	(12,513)	(24,830)	(575,436)	(263)
Adjustments to net assets allocated to contracts in payout period	(192)	(17,347)	(360)	(130)	-
Increase (decrease) in net assets from contract transactions	11,273,293	(3,757,075)	(1,965,145)	(14,258,245)	581,328

Increase in net assets from separate account merger	-	3,434,755	2,526,536	-	-
Increase (decrease) in net assets	54,287,280	10,186,030	4,372,048	18,835,209	582,420
Net assets at beginning of period	579,599,929	29,053,754	10,662,385	93,285,308	-
Net assets at end of period	$633,887,209	$39,239,784	$15,034,433	$112,120,517	$582,420
Beginning units	36,443,133	1,238,303	467,787	4,129,355	-
Units issued	7,225,848	34,633	9,137	573,785	46,530
Units redeemed	(6,286,549)	(159,992)	(77,791)	(1,098,748)	(64)
Units transferred in from separate account merger	-	107,194	81,082	-	-
Ending units	37,382,432	1,220,138	480,215	3,604,392	46,466
For the Year Ended December 31, 2018
From operations:
Dividends	$14,312,751	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(9,884,548)	(522,507)	(201,433)	(1,697,640)	-
Net investment income (loss)	4,428,203	(522,507)	(201,433)	(1,697,640)	-
Net realized gain (loss)	(6,517,191)	2,347,891	942,766	7,717,436	-
Capital gain distribution from mutual funds	-	3,982,660	1,519,239	13,123,735	-
Change in unrealized appreciation (depreciation) of investments	(13,461,674)	(7,686,445)	(2,928,919)	(24,654,437)	-
Increase (decrease) in net assets from operations	(15,550,662)	(1,878,401)	(668,347)	(5,510,906)	-
From contract transactions:
Payments received from contract owners	12,879,773	693,663	9,573	3,555,722	-
Payments for contract benefits or terminations	(83,011,339)	(3,807,195)	(1,199,785)	(13,877,822)	-
Transfers between sub-accounts (including fixed account), net	(32,921,681)	545,307	(287,168)	(3,068,672)	-
Contract maintenance charges	(5,552,225)	(13,562)	(25,962)	(507,586)	-
Adjustments to net assets allocated to contracts in payout period	805	1,752	827	(310)	-
Increase (decrease) in net assets from contract transactions	(108,604,667)	(2,580,035)	(1,502,515)	(13,898,668)	-
Increase (decrease) in net assets	(124,155,329)	(4,458,436)	(2,170,862)	(19,409,574)	-
Net assets at beginning of period	703,755,258	33,512,190	12,833,247	112,694,882	-
Net assets at end of period	$579,599,929	$29,053,754	$10,662,385	$93,285,308	$-
Beginning units	43,011,014	1,337,546	525,997	4,655,356	-
Units issued	4,059,231	96,063	7,921	543,014	-
Units redeemed	(10,627,112)	(195,306)	(66,131)	(1,069,015)	-
Ending units	36,443,133	1,238,303	467,787	4,129,355	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
	SAST SA	SAST SA	SAST SA	SAST SA	Legg Mason
	Large Cap	Large Cap	Large Cap	Large Cap	BW Large
	Growth Index	Index	Value Index	Value Index	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$484	$2,509	$22	$913	$6,181,017
Mortality and expense risk and administrative charges	(26,678)	(198,525)	(148)	(32,845)	(4,562,902)
Net investment income (loss)	(26,194)	(196,016)	(126)	(31,932)	1,618,115
Net realized gain (loss)	13,348	76,915	270	69,421	(2,838,738)
Capital gain distribution from mutual funds	1,287	40,547	27	2,234	25,274,469
Change in unrealized appreciation (depreciation) of investments	465,389	3,378,775	5,012	576,601	39,495,962
Increase (decrease) in net assets from operations	453,830	3,300,221	5,183	616,324	63,549,808
From contract transactions:
Payments received from contract owners	3,808,269	4,993,134	404,735	2,759,007	1,540,168
Payments for contract benefits or terminations	(101,354)	(138,621)	-	(84,899)	(30,522,595)
Transfers between sub-accounts (including fixed account), net	732,680	758,032	(2,871)	854,175	(5,849,044)
Contract maintenance charges	(6,725)	(8,334)	(294)	(5,789)	(110,867)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(7,499)
Increase (decrease) in net assets from contract transactions	4,432,870	5,604,211	401,570	3,522,494	(34,949,837)

Increase in net assets from separate account merger	-	-	-	-	23,449,539
Increase (decrease) in net assets	4,886,700	8,904,432	406,753	4,138,818	52,049,510
Net assets at beginning of period	268,780	9,708,834	-	494,134	279,867,530
Net assets at end of period	$5,155,480	$18,613,266	$406,753	$4,632,952	$331,917,040
Beginning units	28,048	989,431	-	53,221	4,500,717
Units issued	406,710	731,668	33,499	411,389	64,080
Units redeemed	(16,824)	(249,192)	(268)	(79,624)	(568,224)
Units transferred in from separate account merger	-	-	-	-	309,259
Ending units	417,934	1,471,907	33,231	384,986	4,305,832
For the Year Ended December 31, 2018
From operations:
Dividends	$1,585	$328,291	$-	$7,041	$5,419,199
Mortality and expense risk and administrative charges	(1,381)	(129,863)	-	(1,717)	(5,000,821)
Net investment income (loss)	204	198,428	-	5,324	418,378
Net realized gain (loss)	(231)	(264,595)	-	49	1,440,398
Capital gain distribution from mutual funds	672	329,558	-	839	26,185,277
Change in unrealized appreciation (depreciation) of investments	(28,766)	(1,264,976)	-	(49,209)	(59,035,218)
Increase (decrease) in net assets from operations	(28,121)	(1,001,585)	-	(42,997)	(30,991,165)
From contract transactions:
Payments received from contract owners	122,719	3,017,915	-	477,919	1,043,107
Payments for contract benefits or terminations	(1,982)	(74,495)	-	(333)	(35,311,490)
Transfers between sub-accounts (including fixed account), net	176,164	1,969,291	-	59,545	(14,925)
Contract maintenance charges	-	(633)	-	-	(117,988)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	27,830
Increase (decrease) in net assets from contract transactions	296,901	4,912,078	-	537,131	(34,373,466)
Increase (decrease) in net assets	268,780	3,910,493	-	494,134	(65,364,631)
Net assets at beginning of period	-	5,798,341	-	-	345,232,161
Net assets at end of period	$268,780	$9,708,834	$-	$494,134	$279,867,530
Beginning units	-	553,199	-	-	4,994,805
Units issued	28,562	779,966	-	57,774	188,181
Units redeemed	(514)	(343,734)	-	(4,553)	(682,269)
Ending units	28,048	989,431	-	53,221	4,500,717

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA
	Legg Mason	Legg Mason	SAST SA	SAST SA	SAST SA
	BW Large	BW Large	Legg Mason	Legg Mason	MFS Blue
	Cap Value	Cap Value	Tactical	Tactical	Chip Growth
	Portfolio	Portfolio	Opportunities	Opportunities	Portfolio
	Class 2	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$702,584	$6,497,654	$512	$535,107	$43,080
Mortality and expense risk and administrative charges	(584,126)	(5,559,206)	(162)	(396,163)	(110,688)
Net investment income (loss)	118,458	938,448	350	138,944	(67,608)
Net realized gain (loss)	(1,163,082)	(15,969,689)	35	30,452	441,561
Capital gain distribution from mutual funds	3,114,288	30,456,678	52	62,400	750,095
Change in unrealized appreciation (depreciation) of investments	5,840,010	60,129,328	4,667	4,207,649	779,776
Increase (decrease) in net assets from operations	7,909,674	75,554,765	5,104	4,439,445	1,903,824
From contract transactions:
Payments received from contract owners	40,422	4,977,949	-	13,980,340	86,488
Payments for contract benefits or terminations	(4,260,837)	(47,315,640)	(533)	(1,181,014)	(1,108,608)
Transfers between sub-accounts (including fixed account), net	(918,619)	(12,525,044)	645	2,561,756	(52,808)
Contract maintenance charges	(74,105)	(2,148,651)	(413)	(350,911)	(3,330)
Adjustments to net assets allocated to contracts in payout period	(4,763)	(1,403)	-	-	787
Increase (decrease) in net assets from contract transactions	(5,217,902)	(57,012,789)	(301)	15,010,171	(1,077,471)

Increase in net assets from separate account merger	7,490,861	-	-	-	621,862
Increase (decrease) in net assets	10,182,633	18,541,976	4,803	19,449,616	1,448,215
Net assets at beginning of period	34,755,204	343,641,816	28,446	20,557,995	6,575,065
Net assets at end of period	$44,937,837	$362,183,792	$33,249	$40,007,611	$8,023,280
Beginning units	574,400	11,611,118	2,943	2,154,110	542,748
Units issued	7,000	460,249	63	1,623,707	19,483
Units redeemed	(82,664)	(2,083,805)	(91)	(187,059)	(92,496)
Units transferred in from separate account merger	101,921	-	-	-	41,143
Ending units	600,657	9,987,562	2,915	3,590,758	510,878
For the Year Ended December 31, 2018
From operations:
Dividends	$613,402	$5,444,787	$471	$276,069	$30,936
Mortality and expense risk and administrative charges	(635,893)	(6,076,637)	(167)	(158,991)	(124,583)
Net investment income (loss)	(22,491)	(631,850)	304	117,078	(93,647)
Net realized gain (loss)	35,520	(3,571,106)	36	22,927	572,649
Capital gain distribution from mutual funds	3,279,116	31,211,292	54	33,544	574,605
Change in unrealized appreciation (depreciation) of investments	(7,223,796)	(65,059,553)	(2,283)	(1,662,979)	(1,504,735)
Increase (decrease) in net assets from operations	(3,931,651)	(38,051,217)	(1,889)	(1,489,430)	(451,128)
From contract transactions:
Payments received from contract owners	55,555	2,952,138	7,500	18,480,376	41,741
Payments for contract benefits or terminations	(4,472,300)	(53,657,214)	(356)	(212,758)	(869,808)
Transfers between sub-accounts (including fixed account), net	131,946	20,965,542	(234)	994,841	(297,631)
Contract maintenance charges	(81,239)	(2,023,359)	(426)	(127,495)	(4,028)
Adjustments to net assets allocated to contracts in payout period	5,975	2,538	-	-	1,593
Increase (decrease) in net assets from contract transactions	(4,360,063)	(31,760,355)	6,484	19,134,964	(1,128,133)
Increase (decrease) in net assets	(8,291,714)	(69,811,572)	4,595	17,645,534	(1,579,261)
Net assets at beginning of period	43,046,918	413,453,388	23,851	2,912,461	8,154,326
Net assets at end of period	$34,755,204	$343,641,816	$28,446	$20,557,995	$6,575,065
Beginning units	638,187	12,159,415	2,314	283,268	628,960
Units issued	26,454	1,700,891	1,747	2,008,022	27,596
Units redeemed	(90,241)	(2,249,188)	(1,118)	(137,180)	(113,808)
Ending units	574,400	11,611,118	2,943	2,154,110	542,748

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA	SAST SA	SAST SA
	SAST SA	SAST SA	MFS	MFS	MFS
	MFS Blue	MFS Blue	Massachusett	Massachusett	Massachusett
	Chip Growth	Chip Growth	s Investors	s Investors	s Investors
	Portfolio	Portfolio	Trust Portfolio	Trust Portfolio	Trust Portfolio
	Class 2	Class 3	Class 1	Class 2	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$9,612	$330,656	$408,376	$49,636	$1,393,813
Mortality and expense risk and administrative charges	(37,577)	(1,379,447)	(690,726)	(111,427)	(3,403,462)
Net investment income (loss)	(27,965)	(1,048,791)	(282,350)	(61,791)	(2,009,649)
Net realized gain (loss)	317,577	6,120,843	2,971,438	574,264	20,803,274
Capital gain distribution from mutual funds	233,034	9,754,516	5,122,531	761,258	24,853,299
Change in unrealized appreciation (depreciation) of investments	110,007	8,853,644	3,827,936	553,206	14,112,490
Increase (decrease) in net assets from operations	632,653	23,680,212	11,639,555	1,826,937	57,759,414
From contract transactions:
Payments received from contract owners	-	3,612,933	439,567	1,361	3,549,407
Payments for contract benefits or terminations	(505,820)	(10,029,703)	(4,930,688)	(882,093)	(26,912,953)
Transfers between sub-accounts (including fixed account), net	(76,805)	(5,030,363)	(619,389)	(325,453)	(17,354,258)
Contract maintenance charges	(4,565)	(664,025)	(17,570)	(15,117)	(1,937,116)
Adjustments to net assets allocated to contracts in payout period	-	(15)	(1,897)	87	(527)
Increase (decrease) in net assets from contract transactions	(587,190)	(12,111,173)	(5,129,977)	(1,221,215)	(42,655,447)

Increase in net assets from separate account merger	924,755	-	1,058,923	1,304,792	-
Increase (decrease) in net assets	970,218	11,569,039	7,568,501	1,910,514	15,103,967
Net assets at beginning of period	2,205,767	82,905,041	40,520,445	6,427,721	210,166,265
Net assets at end of period	$3,175,985	$94,474,080	$48,088,946	$8,338,235	$225,270,232
Beginning units	190,402	5,236,314	909,834	148,627	8,507,113
Units issued	4,511	304,132	32,902	727	296,170
Units redeemed	(47,030)	(983,474)	(117,008)	(24,532)	(1,746,218)
Units transferred in from separate account merger	62,869	-	18,891	23,846	-
Ending units	210,752	4,556,972	844,619	148,668	7,057,065
For the Year Ended December 31, 2018
From operations:
Dividends	$6,090	$133,120	$373,024	$46,950	$1,269,459
Mortality and expense risk and administrative charges	(42,640)	(1,480,263)	(727,472)	(122,487)	(3,769,443)
Net investment income (loss)	(36,550)	(1,347,143)	(354,448)	(75,537)	(2,499,984)
Net realized gain (loss)	309,365	9,538,343	3,427,380	821,443	21,510,343
Capital gain distribution from mutual funds	185,212	6,798,229	4,042,330	636,956	20,659,563
Change in unrealized appreciation (depreciation) of investments	(590,860)	(19,972,489)	(10,000,967)	(1,815,517)	(54,288,684)
Increase (decrease) in net assets from operations	(132,833)	(4,983,060)	(2,885,705)	(432,655)	(14,618,762)
From contract transactions:
Payments received from contract owners	-	2,354,141	211,093	12,057	1,289,781
Payments for contract benefits or terminations	(475,528)	(13,074,974)	(5,086,465)	(972,052)	(30,970,798)
Transfers between sub-accounts (including fixed account), net	27,373	(187,614)	(1,297,785)	(519,162)	(4,946,791)
Contract maintenance charges	(6,357)	(589,661)	(21,072)	(16,362)	(1,810,661)
Adjustments to net assets allocated to contracts in payout period	-	(533)	5,840	159	161
Increase (decrease) in net assets from contract transactions	(454,512)	(11,498,641)	(6,188,389)	(1,495,360)	(36,438,308)
Increase (decrease) in net assets	(587,345)	(16,481,701)	(9,074,094)	(1,928,015)	(51,057,070)
Net assets at beginning of period	2,793,112	99,386,742	49,594,539	8,355,736	261,223,335
Net assets at end of period	$2,205,767	$82,905,041	$40,520,445	$6,427,721	$210,166,265
Beginning units	224,398	5,856,762	1,037,465	179,689	9,771,722
Units issued	6,042	681,357	10,423	9,591	421,462
Units redeemed	(40,038)	(1,301,805)	(138,054)	(40,653)	(1,686,071)
Ending units	190,402	5,236,314	909,834	148,627	8,507,113

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	MFS Telecom	MFS Telecom	MFS Telecom	MFS Total	MFS Total
	Utility	Utility	Utility	Return	Return
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 2	Class 3	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$2,160,464	$491,388
Mortality and expense risk and administrative charges	-	-	-	(1,431,714)	(369,051)
Net investment income (loss)	-	-	-	728,750	122,337
Net realized gain (loss)	-	-	-	2,792,360	947,570
Capital gain distribution from mutual funds	-	-	-	2,793,177	685,146
Change in unrealized appreciation (depreciation) of investments	-	-	-	9,501,367	2,161,484
Increase (decrease) in net assets from operations	-	-	-	15,815,654	3,916,537
From contract transactions:
Payments received from contract owners	-	-	-	1,139,849	9,667
Payments for contract benefits or terminations	-	-	-	(10,371,109)	(3,534,976)
Transfers between sub-accounts (including fixed account), net	-	-	-	(1,110,072)	(423,174)
Contract maintenance charges	-	-	-	(33,914)	(43,471)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(4,542)	(891)
Increase (decrease) in net assets from contract transactions	-	-	-	(10,379,788)	(3,992,845)

Increase in net assets from separate account merger	-	-	-	13,111,395	-
Increase (decrease) in net assets	-	-	-	18,547,261	(76,308)
Net assets at beginning of period	-	-	-	87,756,849	23,067,850
Net assets at end of period	$-	$-	$-	$106,304,110	$22,991,542
Beginning units	-	-	-	2,137,865	572,961
Units issued	-	-	-	74,734	8,689
Units redeemed	-	-	-	(293,251)	(98,465)
Units transferred in from separate account merger	-	-	-	271,037	-
Ending units	-	-	-	2,190,385	483,185
For the Year Ended December 31, 2018
From operations:
Dividends	$472,936	$51,034	$860,785	$2,050,691	$497,412
Mortality and expense risk and administrative charges	(127,660)	(14,932)	(260,304)	(1,539,133)	(415,418)
Net investment income (loss)	345,276	36,102	600,481	511,558	81,994
Net realized gain (loss)	707,061	10,751	(1,626,138)	3,362,354	942,606
Capital gain distribution from mutual funds	1,279,898	146,204	2,580,060	5,445,608	1,437,019
Change in unrealized appreciation (depreciation) of investments	(2,091,967)	(169,194)	(1,072,974)	(16,391,255)	(4,371,201)
Increase (decrease) in net assets from operations	240,268	23,863	481,429	(7,071,735)	(1,909,582)
From contract transactions:
Payments received from contract owners	63,914	258	395,363	749,129	19,347
Payments for contract benefits or terminations	(1,016,023)	(142,607)	(2,142,450)	(12,043,157)	(2,955,309)
Transfers between sub-accounts (including fixed account), net	(10,491,230)	(1,107,255)	(21,044,454)	(1,635,721)	(870,246)
Contract maintenance charges	(4,814)	(1,509)	(90,428)	(35,555)	(49,697)
Adjustments to net assets allocated to contracts in payout period	1,020	-	112	4,312	1,936
Increase (decrease) in net assets from contract transactions	(11,447,133)	(1,251,113)	(22,881,857)	(12,960,992)	(3,853,969)
Increase (decrease) in net assets	(11,206,865)	(1,227,250)	(22,400,428)	(20,032,727)	(5,763,551)
Net assets at beginning of period	11,206,865	1,227,250	22,400,428	107,789,576	28,831,401
Net assets at end of period	$-	$-	$-	$87,756,849	$23,067,850
Beginning units	422,559	47,993	1,112,532	2,420,528	663,581
Units issued	11,777	2,657	89,959	59,563	6,462
Units redeemed	(434,336)	(50,650)	(1,202,491)	(342,226)	(97,082)
Ending units	-	-	-	2,137,865	572,961

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA	SAST SA
				Morgan	Morgan
	SAST SA			Stanley	Stanley
	MFS Total	SAST SA Mid	SAST SA Mid	International	International
	Return	Cap Index	Cap Index	Equities	Equities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$3,627,536	$-	$-	$574,256	$182,438
Mortality and expense risk and administrative charges	(2,520,225)	(35)	(53,805)	(357,056)	(124,840)
Net investment income (loss)	1,107,311	(35)	(53,805)	217,200	57,598
Net realized gain (loss)	3,837,323	3	(18,380)	177,956	246,980
Capital gain distribution from mutual funds	5,227,415	23	11,727	868,094	296,144
Change in unrealized appreciation (depreciation) of investments	17,549,811	834	840,324	2,818,445	765,815
Increase (decrease) in net assets from operations	27,721,860	825	779,866	4,081,695	1,366,537
From contract transactions:
Payments received from contract owners	16,703,541	12,000	4,960,083	56,112	9,497
Payments for contract benefits or terminations	(21,012,601)	-	(81,217)	(2,137,419)	(847,468)
Transfers between sub-accounts (including fixed account), net	1,004,412	1,215	374,092	(432,901)	(131,105)
Contract maintenance charges	(897,997)	(83)	(11,051)	(10,146)	(22,123)
Adjustments to net assets allocated to contracts in payout period	(10,872)	-	(15)	4,431	134
Increase (decrease) in net assets from contract transactions	(4,213,517)	13,132	5,241,892	(2,519,923)	(991,065)

Increase in net assets from separate account merger	7,845,587	-	-	2,599,605	1,235,349
Increase (decrease) in net assets	31,353,930	13,957	6,021,758	4,161,377	1,610,821
Net assets at beginning of period	152,963,635	-	1,797,752	22,389,028	7,621,150
Net assets at end of period	$184,317,565	$13,957	$7,819,510	$26,550,405	$9,231,971
Beginning units	6,598,640	-	197,838	1,612,319	566,991
Units issued	1,424,447	1,264	565,508	65,289	12,828
Units redeemed	(1,282,453)	(9)	(67,585)	(230,747)	(80,175)
Units transferred in from separate account merger	169,647	-	-	162,306	79,232
Ending units	6,910,281	1,255	695,761	1,609,167	578,876
For the Year Ended December 31, 2018
From operations:
Dividends	$3,155,831	$-	$14,430	$325,716	$96,320
Mortality and expense risk and administrative charges	(2,620,928)	-	(13,449)	(415,124)	(144,694)
Net investment income (loss)	534,903	-	981	(89,408)	(48,374)
Net realized gain (loss)	4,969,925	-	(11,625)	436,194	346,344
Capital gain distribution from mutual funds	9,520,171	-	58,989	607,219	207,528
Change in unrealized appreciation (depreciation) of investments	(27,566,233)	-	(390,811)	(5,095,581)	(1,934,589)
Increase (decrease) in net assets from operations	(12,541,234)	-	(342,466)	(4,141,576)	(1,429,091)
From contract transactions:
Payments received from contract owners	12,733,160	-	1,857,703	86,562	26,105
Payments for contract benefits or terminations	(23,494,061)	-	(14,472)	(3,423,585)	(951,148)
Transfers between sub-accounts (including fixed account), net	(504,858)	-	121,357	(272,519)	(106,994)
Contract maintenance charges	(779,610)	-	(506)	(14,362)	(25,220)
Adjustments to net assets allocated to contracts in payout period	1,187	-	-	6,186	1,588
Increase (decrease) in net assets from contract transactions	(12,044,182)	-	1,964,082	(3,617,718)	(1,055,669)
Increase (decrease) in net assets	(24,585,416)	-	1,621,616	(7,759,294)	(2,484,760)
Net assets at beginning of period	177,549,051	-	176,136	30,148,322	10,105,910
Net assets at end of period	$152,963,635	$-	$1,797,752	$22,389,028	$7,621,150
Beginning units	6,814,323	-	16,855	1,839,686	635,865
Units issued	1,134,878	-	228,165	60,829	25,331
Units redeemed	(1,350,561)	-	(47,182)	(288,196)	(94,205)
Ending units	6,598,640	-	197,838	1,612,319	566,991

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA
	Morgan	SAST SA	SAST SA	SAST SA	SAST SA
	Stanley	Oppenheimer	Oppenheime	Oppenheimer	PIMCO VCP
	International	Main Street	r Main Street	Main Street	Tactical
	Equities	Large Cap	Large Cap	Large Cap	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio Class
	Class 3	Class 1	Class 2	Class 3	3
For the Year Ended December 31, 2019
From operations:
Dividends	$2,294,753	$279,120	$29,206	$536,857	$-
Mortality and expense risk and administrative charges	(1,551,552)	(353,781)	(46,726)	(807,764)	(15,532,222)
Net investment income (loss)	743,201	(74,661)	(17,520)	(270,907)	(15,532,222)
Net realized gain (loss)	1,292,038	1,497,621	517,749	3,092,409	(5,244,234)
Capital gain distribution from mutual funds	3,873,290	2,470,459	298,798	5,964,674	6,349,365
Change in unrealized appreciation (depreciation) of investments	10,927,959	2,063,638	(4,216)	5,014,083	190,972,166
Increase (decrease) in net assets from operations	16,836,488	5,957,057	794,811	13,800,259	176,545,075
From contract transactions:
Payments received from contract owners	1,920,555	149,842	3,578	3,534,187	26,314,583
Payments for contract benefits or terminations	(12,124,481)	(2,215,724)	(547,708)	(5,940,513)	(73,219,919)
Transfers between sub-accounts (including fixed account), net	1,637,831	(489,791)	(291,693)	(2,437,993)	(5,418,978)
Contract maintenance charges	(584,532)	(10,132)	(5,652)	(293,740)	(13,002,686)
Adjustments to net assets allocated to contracts in payout period	(3,641)	(2,101)	37	(4,845)	(172)
Increase (decrease) in net assets from contract transactions	(9,154,268)	(2,567,906)	(841,438)	(5,142,904)	(65,327,172)

Increase in net assets from separate account merger	-	2,173,266	699,695	-	-
Increase (decrease) in net assets	7,682,220	5,562,417	653,068	8,657,355	111,217,903
Net assets at beginning of period	95,609,192	20,578,242	2,896,117	48,483,895	1,054,290,448
Net assets at end of period	$103,291,412	$26,140,659	$3,549,185	$57,141,250	$1,165,508,351
Beginning units	7,888,603	593,991	86,357	2,210,779	88,710,369
Units issued	572,317	10,477	158	223,313	4,808,451
Units redeemed	(1,209,156)	(73,328)	(21,542)	(387,036)	(9,844,416)
Units transferred in from separate account merger	-	49,740	16,479	-	-
Ending units	7,251,764	580,880	81,452	2,047,056	83,674,404
For the Year Ended December 31, 2018
From operations:
Dividends	$1,062,537	$263,114	$30,554	$468,293	$32,662,081
Mortality and expense risk and administrative charges	(1,749,026)	(372,804)	(53,448)	(850,059)	(16,111,593)
Net investment income (loss)	(686,489)	(109,690)	(22,894)	(381,766)	16,550,488
Net realized gain (loss)	2,713,401	1,939,725	367,093	3,365,550	8,908,116
Capital gain distribution from mutual funds	2,545,198	1,410,951	195,590	3,269,394	160,942,859
Change in unrealized appreciation (depreciation) of investments	(22,111,431)	(5,333,740)	(838,047)	(11,175,630)	(283,257,979)
Increase (decrease) in net assets from operations	(17,539,321)	(2,092,754)	(298,258)	(4,922,452)	(96,856,516)
From contract transactions:
Payments received from contract owners	947,148	193,953	13,945	634,951	45,477,088
Payments for contract benefits or terminations	(14,152,326)	(2,864,693)	(521,921)	(6,424,151)	(60,363,006)
Transfers between sub-accounts (including fixed account), net	3,730,340	(677,562)	37,086	444,091	3,071,406
Contract maintenance charges	(597,888)	(11,109)	(6,258)	(271,078)	(11,023,584)
Adjustments to net assets allocated to contracts in payout period	3,197	2,607	97	(1,763)	1,791
Increase (decrease) in net assets from contract transactions	(10,069,529)	(3,356,804)	(477,051)	(5,617,950)	(22,836,305)
Increase (decrease) in net assets	(27,608,850)	(5,449,558)	(775,309)	(10,540,402)	(119,692,821)
Net assets at beginning of period	123,218,042	26,027,800	3,671,426	59,024,297	1,173,983,269
Net assets at end of period	$95,609,192	$20,578,242	$2,896,117	$48,483,895	$1,054,290,448
Beginning units	8,553,906	681,584	99,114	2,416,386	90,455,794
Units issued	813,670	12,957	2,732	191,001	7,835,872
Units redeemed	(1,478,973)	(100,550)	(15,489)	(396,608)	(9,581,297)
Ending units	7,888,603	593,991	86,357	2,210,779	88,710,369

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA	SAST SA
				Putnam	Putnam
	SAST SA	SAST SA	SAST SA	International	International
	PineBridge	PineBridge	PineBridge	Growth and	Growth and
	High-Yield	High-Yield	High-Yield	Income	Income
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio
	Class 1	Class 2	Class 3	Class 1	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$2,443,169	$428,904	$7,006,524	$527,373	$90,891
Mortality and expense risk and administrative charges	(508,712)	(98,884)	(1,495,966)	(328,473)	(61,974)
Net investment income (loss)	1,934,457	330,020	5,510,558	198,900	28,917
Net realized gain (loss)	(29,817)	(20,477)	(928,340)	(424,316)	31,317
Capital gain distribution from mutual funds	-	-	-	901,561	166,838
Change in unrealized appreciation (depreciation) of investments	2,180,251	456,069	6,993,444	3,001,578	441,939
Increase (decrease) in net assets from operations	4,084,891	765,612	11,575,662	3,677,723	669,011
From contract transactions:
Payments received from contract owners	141,361	140,062	2,512,011	168,094	2,916
Payments for contract benefits or terminations	(4,240,901)	(818,272)	(13,474,200)	(2,277,497)	(474,998)
Transfers between sub-accounts (including fixed account), net	2,054,194	(96,937)	6,277,880	(736,280)	26,825
Contract maintenance charges	(12,531)	(14,770)	(548,350)	(10,295)	(7,399)
Adjustments to net assets allocated to contracts in payout period	(2,110)	552	691	2,269	237
Increase (decrease) in net assets from contract transactions	(2,059,987)	(789,365)	(5,231,968)	(2,853,709)	(452,419)

Increase in net assets from separate account merger	4,638,773	1,876,375	-	1,353,359	693,581
Increase (decrease) in net assets	6,663,677	1,852,622	6,343,694	2,177,373	910,173
Net assets at beginning of period	30,708,725	5,917,414	90,796,360	20,886,374	3,697,007
Net assets at end of period	$37,372,402	$7,770,036	$97,140,054	$23,063,747	$4,607,180
Beginning units	987,009	197,249	4,867,974	1,424,717	258,723
Units issued	244,282	15,569	1,744,454	26,058	7,639
Units redeemed	(303,729)	(40,177)	(1,971,099)	(205,957)	(36,154)
Units transferred in from separate account merger	134,441	56,131	-	79,794	42,178
Ending units	1,062,003	228,772	4,641,329	1,324,612	272,386
For the Year Ended December 31, 2018
From operations:
Dividends	$2,371,828	$430,049	$6,748,402	$778,241	$125,803
Mortality and expense risk and administrative charges	(556,765)	(108,315)	(1,647,256)	(404,397)	(73,311)
Net investment income (loss)	1,815,063	321,734	5,101,146	373,844	52,492
Net realized gain (loss)	(217,612)	47,061	(874,011)	(238,976)	99,172
Change in unrealized appreciation (depreciation) of investments	(3,472,200)	(720,146)	(9,961,240)	(5,192,749)	(1,040,870)
Increase (decrease) in net assets from operations	(1,874,749)	(351,351)	(5,734,105)	(5,057,881)	(889,206)
From contract transactions:
Payments received from contract owners	236,100	1,753	2,472,512	76,109	8,319
Payments for contract benefits or terminations	(4,163,501)	(889,454)	(15,256,617)	(3,498,459)	(608,434)
Transfers between sub-accounts (including fixed account), net	(1,494,379)	(654,503)	(6,510,750)	(37,932)	34,738
Contract maintenance charges	(14,363)	(16,230)	(534,787)	(13,694)	(9,156)
Adjustments to net assets allocated to contracts in payout period	3,338	136	(110)	5,428	174
Increase (decrease) in net assets from contract transactions	(5,432,805)	(1,558,298)	(19,829,752)	(3,468,548)	(574,359)
Increase (decrease) in net assets	(7,307,554)	(1,909,649)	(25,563,857)	(8,526,429)	(1,463,565)
Net assets at beginning of period	38,016,279	7,827,063	116,360,217	29,412,803	5,160,572
Net assets at end of period	$30,708,725	$5,917,414	$90,796,360	$20,886,374	$3,697,007
Beginning units	1,156,588	246,858	5,860,995	1,625,391	292,252
Units issued	232,161	5,613	1,185,255	60,054	13,190
Units redeemed	(401,740)	(55,222)	(2,178,276)	(260,728)	(46,719)
Ending units	987,009	197,249	4,867,974	1,424,717	258,723

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA
	Putnam	SAST SA	SAST SA
	International	Schroders	Schroders	SAST SA	SAST SA
	Growth and	VCP Global	VCP Global	Small Cap	Small Cap
	Income	Allocation	Allocation	Index	Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$1,948,015	$2,548	$7,189,602	$-	$-
Mortality and expense risk and administrative charges	(1,407,397)	(630)	(7,053,337)	(53)	(48,629)
Net investment income (loss)	540,618	1,918	136,265	(53)	(48,629)
Net realized gain (loss)	1,388,135	304	1,521,149	20	(35,107)
Capital gain distribution from mutual funds	3,756,604	3,421	11,366,767	-	-
Change in unrealized appreciation (depreciation) of investments	9,088,384	12,737	69,319,417	4,453	843,482
Increase (decrease) in net assets from operations	14,773,741	18,380	82,343,598	4,420	759,746
From contract transactions:
Payments received from contract owners	620,123	86,500	20,425,401	37,430	3,756,269
Payments for contract benefits or terminations	(10,943,835)	-	(28,292,556)	-	(76,678)
Transfers between sub-accounts (including fixed account), net	(1,025,047)	2,128	2,162,722	1,127	740,848
Contract maintenance charges	(633,793)	(1,442)	(6,024,106)	(58)	(8,592)
Adjustments to net assets allocated to contracts in payout period	(3,781)	-	428	-	-
Increase (decrease) in net assets from contract transactions	(11,986,333)	87,186	(11,728,111)	38,499	4,411,847

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	2,787,408	105,566	70,615,487	42,919	5,171,593
Net assets at beginning of period	86,408,531	69,348	481,249,786	-	1,704,304
Net assets at end of period	$89,195,939	$174,914	$551,865,273	$42,919	$6,875,897
Beginning units	6,858,882	6,862	44,346,231	-	193,101
Units issued	293,525	7,948	3,715,519	3,976	516,841
Units redeemed	(1,139,964)	(256)	(4,725,311)	(28)	(76,304)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	6,012,443	14,554	43,336,439	3,948	633,638
For the Year Ended December 31, 2018
From operations:
Dividends	$2,787,840	$180	$10,734,065	$-	$9,528
Mortality and expense risk and administrative charges	(1,641,875)	(43)	(7,223,962)	-	(15,412)
Net investment income (loss)	1,145,965	137	3,510,103	-	(5,884)
Net realized gain (loss)	3,865,812	3,132	5,106,705	-	(32,246)
Capital gain distribution from mutual funds	-	-	39,720,086	-	72,501
Change in unrealized appreciation (depreciation) of investments	(25,084,314)	623	(103,604,280)	-	(433,170)
Increase (decrease) in net assets from operations	(20,072,537)	3,892	(55,267,386)	-	(398,799)
From contract transactions:
Payments received from contract owners	413,449	(97,250)	35,988,586	-	1,625,080
Payments for contract benefits or terminations	(14,473,132)	-	(24,154,545)	-	(20,799)
Transfers between sub-accounts (including fixed account), net	5,461,624	(2,489)	(2,993,819)	-	373,410
Contract maintenance charges	(690,795)	-	(5,207,357)	-	(506)
Adjustments to net assets allocated to contracts in payout period	3,510	-	-	-	-
Increase (decrease) in net assets from contract transactions	(9,285,344)	(99,739)	3,632,865	-	1,977,185
Increase (decrease) in net assets	(29,357,881)	(95,847)	(51,634,521)	-	1,578,386
Net assets at beginning of period	115,766,412	165,195	532,884,307	-	125,918
Net assets at end of period	$86,408,531	$69,348	$481,249,786	$-	$1,704,304
Beginning units	7,426,724	14,826	44,083,192	-	12,405
Units issued	813,104	6,863	5,940,288	-	275,343
Units redeemed	(1,380,946)	(14,827)	(5,677,249)	-	(94,647)
Ending units	6,858,882	6,862	44,346,231	-	193,101

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA T.	SAST SA T.
	Rowe Price	Rowe Price	SAST SA T.
	Asset	Asset	Rowe Price	SAST SA T.	SAST SA
	Allocation	Allocation	VCP	Rowe Price	Templeton
	Growth	Growth	Balanced	VCP Balanced	Foreign Value
	Portfolio	Portfolio	Portfolio	Portfolio Class	Portfolio
	Class 1	Class 3	Class 1	3	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$1,883	$1,457,033	$1,150	$16,978,169	$9,108
Mortality and expense risk and administrative charges	(620)	(1,675,148)	(391)	(15,985,348)	(156,588)
Net investment income (loss)	1,263	(218,115)	759	992,821	(147,480)
Net realized gain (loss)	313	290,048	(76)	8,932,964	35,215
Capital gain distribution from mutual funds	1,219	1,158,090	2,319	39,538,197	-
Change in unrealized appreciation (depreciation) of investments	22,736	23,551,988	10,713	169,501,649	1,113,515
Increase (decrease) in net assets from operations	25,531	24,782,011	13,715	218,965,631	1,001,250
From contract transactions:
Payments received from contract owners	70,000	72,062,337	12,000	97,772,696	56,850
Payments for contract benefits or terminations	(536)	(4,833,492)	-	(64,492,287)	(1,124,633)
Transfers between sub-accounts (including fixed account), net	27,310	7,680,348	4,879	26,993,409	43,543
Contract maintenance charges	(1,343)	(1,478,470)	(754)	(13,549,227)	(28,665)
Adjustments to net assets allocated to contracts in payout period	-	-	-	418	624
Increase (decrease) in net assets from contract transactions	95,431	73,430,723	16,125	46,725,009	(1,052,281)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	120,962	98,212,734	29,840	265,690,640	(51,031)
Net assets at beginning of period	70,374	83,563,828	59,261	1,040,229,342	10,260,925
Net assets at end of period	$191,336	$181,776,562	$89,101	$1,305,919,982	$10,209,894
Beginning units	7,267	8,728,063	5,537	91,427,715	578,168
Units issued	9,206	7,994,030	1,415	13,969,109	36,021
Units redeemed	(551)	(1,245,776)	(116)	(10,280,284)	(92,806)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	15,922	15,476,317	6,836	95,116,540	521,383
For the Year Ended December 31, 2018
From operations:
Dividends	$778	$622,094	$1,970	$27,299,038	$528,197
Mortality and expense risk and administrative charges	(236)	(546,786)	(229)	(14,167,439)	(189,969)
Net investment income (loss)	542	75,308	1,741	13,131,599	338,228
Net realized gain (loss)	145	(2,508)	(71)	7,904,107	307,227
Capital gain distribution from mutual funds	237	306,039	4,177	74,876,824	251,457
Change in unrealized appreciation (depreciation) of investments	(6,620)	(7,319,843)	(10,570)	(191,383,461)	(3,084,220)
Increase (decrease) in net assets from operations	(5,696)	(6,941,004)	(4,723)	(95,470,931)	(2,187,308)
From contract transactions:
Payments received from contract owners	70,000	78,167,244	40,000	140,110,181	36,964
Payments for contract benefits or terminations	(355)	(1,231,277)	-	(49,739,054)	(1,191,782)
Transfers between sub-accounts (including fixed account), net	6,982	8,615,085	24,433	116,510,072	184,668
Contract maintenance charges	(557)	(409,949)	(449)	(10,298,955)	(33,781)
Adjustments to net assets allocated to contracts in payout period	-	-	-	152	1,480
Increase (decrease) in net assets from contract transactions	76,070	85,141,103	63,984	196,582,396	(1,002,451)
Increase (decrease) in net assets	70,374	78,200,099	59,261	101,111,465	(3,189,759)
Net assets at beginning of period	-	5,363,729	-	939,117,877	13,450,684
Net assets at end of period	$70,374	$83,563,828	$59,261	$1,040,229,342	$10,260,925
Beginning units	-	521,341	-	75,659,289	624,363
Units issued	9,365	8,558,069	5,640	24,452,742	36,362
Units redeemed	(2,098)	(351,347)	(103)	(8,684,316)	(82,557)
Ending units	7,267	8,728,063	5,537	91,427,715	578,168

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA		SAST SA
	SAST SA	VCP	SAST SA VCP	VCP	SAST SA VCP
	Templeton	Dynamic	Dynamic	Dynamic	Dynamic
	Foreign Value	Allocation	Allocation	Strategy	Strategy
	Portfolio	Portfolio	Portfolio Class	Portfolio	Portfolio Class
	Class 3	Class 1	3	Class 1	3
For the Year Ended December 31, 2019
From operations:
Dividends	$267,581	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(4,957,672)	(1,135)	(121,367,162)	(1,134)	(76,725,382)
Net investment income (loss)	(4,690,091)	(1,135)	(121,367,162)	(1,134)	(76,725,382)
Net realized gain (loss)	2,093,441	(436)	96,537,434	(290)	41,185,099
Capital gain distribution from mutual funds	-	8,165	324,568,349	6,913	174,600,452
Change in unrealized appreciation (depreciation) of investments	34,081,390	30,616	1,144,409,636	29,843	733,711,376
Increase (decrease) in net assets from operations	31,484,740	37,210	1,444,148,257	35,332	872,771,545
From contract transactions:
Payments received from contract owners	1,654,368	-	84,931,025	-	46,837,834
Payments for contract benefits or terminations	(38,072,933)	-	(739,591,068)	-	(437,835,482)
Transfers between sub-accounts (including fixed account), net	15,036,300	(937)	(87,652,758)	938	(45,800,157)
Contract maintenance charges	(2,698,129)	(2,495)	(103,343,462)	(2,491)	(65,998,989)
Adjustments to net assets allocated to contracts in payout period	(2,266)	-	(52,847)	-	(46,031)
Increase (decrease) in net assets from contract transactions	(24,082,660)	(3,432)	(845,709,110)	(1,553)	(502,842,825)

Increase in net assets from separate account merger	5,137,259	-	-	-	-
Increase (decrease) in net assets	12,539,339	33,778	598,439,147	33,779	369,928,720
Net assets at beginning of period	317,735,460	185,778	8,026,805,557	185,780	5,106,622,977
Net assets at end of period	$330,274,799	$219,556	$8,625,244,704	$219,559	$5,476,551,697
Beginning units	25,411,192	17,131	613,923,310	17,381	398,620,387
Units issued	2,378,187	6	20,500,345	84	13,273,987
Units redeemed	(4,256,022)	(286)	(78,918,536)	(214)	(48,987,048)
Units transferred in from separate account merger	275,279	-	-	-	-
Ending units	23,808,636	16,851	555,505,119	17,251	362,907,326
For the Year Ended December 31, 2018
From operations:
Dividends	$15,606,348	$8,824	$322,365,922	$9,160	$213,769,283
Mortality and expense risk and administrative charges	(5,741,465)	(874)	(130,216,905)	(867)	(82,590,474)
Net investment income (loss)	9,864,883	7,950	192,149,017	8,293	131,178,809
Net realized gain (loss)	10,201,924	132	212,182,832	(73)	104,102,870
Capital gain distribution from mutual funds	7,757,908	22,146	970,003,623	17,949	499,427,165
Change in unrealized appreciation (depreciation) of investments	(95,190,145)	(45,353)	(2,093,520,963)	(41,366)	(1,214,425,588)
Increase (decrease) in net assets from operations	(67,365,430)	(15,125)	(719,185,491)	(15,197)	(479,716,744)
From contract transactions:
Payments received from contract owners	1,645,938	169,256	120,186,621	169,256	82,663,059
Payments for contract benefits or terminations	(46,062,541)	-	(638,389,062)	-	(407,184,717)
Transfers between sub-accounts (including fixed account), net	26,289,927	(2)	(63,095,872)	50	(46,223,529)
Contract maintenance charges	(2,537,688)	(1,805)	(89,507,797)	(1,784)	(57,329,628)
Adjustments to net assets allocated to contracts in payout period	3,375	-	54,876	-	135,409
Increase (decrease) in net assets from contract transactions	(20,660,989)	167,449	(670,751,234)	167,522	(427,939,406)
Increase (decrease) in net assets	(88,026,419)	152,324	(1,389,936,725)	152,325	(907,656,150)
Net assets at beginning of period	405,761,879	33,454	9,416,742,282	33,455	6,014,279,127
Net assets at end of period	$317,735,460	$185,778	$8,026,805,557	$185,780	$5,106,622,977
Beginning units	26,653,126	2,865	661,860,534	2,896	429,754,292
Units issued	2,670,465	14,890	29,959,171	14,665	18,923,082
Units redeemed	(3,912,399)	(624)	(77,896,395)	(180)	(50,056,987)
Ending units	25,411,192	17,131	613,923,310	17,381	398,620,387

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA	SAST SA	SAST SA	SAST SA
	SAST SA	WellsCap	WellsCap	WellsCap	WellsCap
	VCP Index	Aggressive	Aggressive	Aggressive	Fundamental
	Allocation	Growth	Growth	Growth	Growth
	Portfolio	Portfolio	Portfolio Class	Portfolio	Portfolio Class
	Class 3	Class 1	2	Class 3	1
For the Year Ended December 31, 2019
From operations:
Dividends	$193,204	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(3,268,142)	(388,562)	(47,764)	(376,250)	-
Net investment income (loss)	(3,074,938)	(388,562)	(47,764)	(376,250)	-
Net realized gain (loss)	176,720	1,569,632	275,977	1,957,180	-
Capital gain distribution from mutual funds	1,869,383	1,525,668	188,788	1,771,745	-
Change in unrealized appreciation (depreciation) of investments	47,920,681	4,801,620	482,122	4,079,301	-
Increase (decrease) in net assets from operations	46,891,846	7,508,358	899,123	7,431,976	-
From contract transactions:
Payments received from contract owners	63,170,655	113,631	3,188	6,200,775	-
Payments for contract benefits or terminations	(9,302,052)	(2,023,329)	(301,431)	(2,544,278)	-
Transfers between sub-accounts (including fixed account), net	53,341,177	(389,690)	(137,782)	(1,566,661)	-
Contract maintenance charges	(2,913,613)	(14,366)	(5,881)	(150,100)	-
Adjustments to net assets allocated to contracts in payout period	144	(6,283)	-	72	-
Increase (decrease) in net assets from contract transactions	104,296,311	(2,320,037)	(441,906)	1,939,808	-

Increase in net assets from separate account merger	-	3,365,147	171,117	-	-
Increase (decrease) in net assets	151,188,157	8,553,468	628,334	9,371,784	-
Net assets at beginning of period	175,476,252	20,601,768	2,485,307	20,503,098	-
Net assets at end of period	$326,664,409	$29,155,236	$3,113,641	$29,874,882	$-
Beginning units	18,479,638	836,002	104,285	1,184,264	-
Units issued	12,251,714	24,845	625	453,943	-
Units redeemed	(2,401,826)	(98,007)	(14,684)	(358,444)	-
Units transferred in from separate account merger	-	99,566	5,213	-	-
Ending units	28,329,526	862,406	95,439	1,279,763	-
For the Year Ended December 31, 2018
From operations:
Dividends	$4,591,530	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(1,014,017)	(378,019)	(47,163)	(369,702)	(521,428)
Net investment income (loss)	3,577,513	(378,019)	(47,163)	(369,702)	(521,428)
Net realized gain (loss)	(28,114)	1,537,112	227,547	2,238,637	(6,793,966)
Capital gain distribution from mutual funds	439,674	3,334,052	405,383	3,298,430	21,533,807
Change in unrealized appreciation (depreciation) of investments	(23,781,460)	(6,188,070)	(787,687)	(6,740,903)	(9,485,848)
Increase (decrease) in net assets from operations	(19,792,387)	(1,694,925)	(201,920)	(1,573,538)	4,732,565
From contract transactions:
Payments received from contract owners	68,754,142	273,296	6,245	608,679	116,203
Payments for contract benefits or terminations	(2,623,839)	(2,353,105)	(192,179)	(3,324,116)	(3,122,892)
Transfers between sub-accounts (including fixed account), net	120,054,136	(10,283)	(113,535)	(406,342)	(41,898,138)
Contract maintenance charges	(775,321)	(15,705)	(6,807)	(129,973)	(19,560)
Adjustments to net assets allocated to contracts in payout period	-	7,703	-	(173)	99
Increase (decrease) in net assets from contract transactions	185,409,118	(2,098,094)	(306,276)	(3,251,925)	(44,924,288)
Increase (decrease) in net assets	165,616,731	(3,793,019)	(508,196)	(4,825,463)	(40,191,723)
Net assets at beginning of period	9,859,521	24,394,787	2,993,503	25,328,561	40,191,723
Net assets at end of period	$175,476,252	$20,601,768	$2,485,307	$20,503,098	$-
Beginning units	948,845	908,624	115,170	1,335,480	1,099,281
Units issued	18,277,963	32,773	2,019	175,208	32,515
Units redeemed	(747,170)	(105,395)	(12,904)	(326,424)	(1,131,796)
Ending units	18,479,638	836,002	104,285	1,184,264	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA		VALIC
	WellsCap	WellsCap	VALIC	Company I
	Fundamental	Fundamental	Company I	International	VALIC
	Growth	Growth	International	Socially	Company I
	Portfolio	Portfolio	Equities Index	Responsible	Mid Cap
	Class 2	Class 3	Fund	Fund	Index Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$160,569	$17,862	$54,304
Mortality and expense risk and administrative charges	-	-	(56,050)	(11,908)	(48,265)
Net investment income (loss)	-	-	104,519	5,954	6,039
Net realized gain (loss)	-	-	16,766	2,654	(5,709)
Capital gain distribution from mutual funds	-	-	-	-	378,074
Change in unrealized appreciation (depreciation) of investments	-	-	746,263	209,891	482,772
Increase (decrease) in net assets from operations	-	-	867,548	218,499	861,176
From contract transactions:
Payments received from contract owners	-	-	77,721	-	71,618
Payments for contract benefits or terminations	-	-	(53,677)	(1,408)	(50,821)
Transfers between sub-accounts (including fixed account), net	-	-	82,086	9,646	(1,757)
Contract maintenance charges	-	-	(211)	(4)	(219)
Increase (decrease) in net assets from contract transactions	-	-	105,919	8,234	18,821

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	-	-	973,467	226,733	879,997
Net assets at beginning of period	-	-	4,353,291	885,948	3,557,636
Net assets at end of period	$-	$-	$5,326,758	$1,112,681	$4,437,633
Beginning units	-	-	443,827	76,339	296,952
Units issued	-	-	26,007	840	16,756
Units redeemed	-	-	(16,695)	(174)	(15,247)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	-	-	453,139	77,005	298,461
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$91,393	$16,131	$40,502
Mortality and expense risk and administrative charges	(33,381)	(752,969)	(55,525)	(11,557)	(46,497)
Net investment income (loss)	(33,381)	(752,969)	35,868	4,574	(5,995)
Net realized gain (loss)	(407,192)	(8,481,256)	31,361	2,141	8,354
Capital gain distribution from mutual funds	1,375,486	29,917,754	-	-	239,259
Change in unrealized appreciation (depreciation) of investments	(659,358)	(14,103,525)	(804,288)	(99,897)	(738,542)
Increase (decrease) in net assets from operations	275,555	6,580,004	(737,059)	(93,182)	(496,924)
From contract transactions:
Payments received from contract owners	6,171	592,557	320,296	-	217,842
Payments for contract benefits or terminations	(102,862)	(6,833,925)	(53,557)	(1,504)	(64,960)
Transfers between sub-accounts (including fixed account), net	(2,571,549)	(59,537,861)	96,445	823	121,624
Contract maintenance charges	(2,007)	(317,669)	(179)	(4)	(174)
Adjustments to net assets allocated to contracts in payout period	-	(109)	-	-	-
Increase (decrease) in net assets from contract transactions	(2,670,247)	(66,097,007)	363,005	(685)	274,332
Increase (decrease) in net assets	(2,394,692)	(59,517,003)	(374,054)	(93,867)	(222,592)
Net assets at beginning of period	2,394,692	59,517,003	4,727,345	979,815	3,780,228
Net assets at end of period	$-	$-	$4,353,291	$885,948	$3,557,636
Beginning units	67,911	1,980,283	410,941	76,390	275,964
Units issued	1,507	199,348	61,819	382	38,497
Units redeemed	(69,418)	(2,179,631)	(28,933)	(433)	(17,509)
Ending units	-	-	443,827	76,339	296,952

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC	VALIC	VALIC
	Company I	Company I	Company I
	Nasdaq-100	Small Cap	Stock Index
	Index Fund	Index Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$11,601	$36,218	$172,801
Mortality and expense risk and administrative charges	(36,449)	(40,057)	(137,009)
Net investment income (loss)	(24,848)	(3,839)	35,792
Net realized gain (loss)	100,298	3,690	138,815
Capital gain distribution from mutual funds	40,744	269,540	248,737
Change in unrealized appreciation (depreciation) of investments	822,405	417,353	2,572,064
Increase (decrease) in net assets from operations	938,599	686,744	2,995,408
From contract transactions:
Payments received from contract owners	78,792	68,676	283,259
Payments for contract benefits or terminations	(31,050)	(35,231)	(124,392)
Transfers between sub-accounts (including fixed account), net	3,419	(131,488)	(33,799)
Contract maintenance charges	(252)	(200)	(593)
Increase (decrease) in net assets from contract transactions	50,909	(98,243)	124,475

Increase in net assets from separate account merger	-	-	-
Increase (decrease) in net assets	989,508	588,501	3,119,883
Net assets at beginning of period	2,507,370	2,968,420	10,022,502
Net assets at end of period	$3,496,878	$3,556,921	$13,142,385
Beginning units	167,014	251,376	776,807
Units issued	19,209	10,422	62,630
Units redeemed	(16,240)	(17,828)	(52,350)
Units transferred in from separate account merger	-	-	-
Ending units	169,983	243,970	787,087
For the Year Ended December 31, 2018
From operations:
Dividends	$13,425	$30,609	$189,686
Mortality and expense risk and administrative charges	(33,579)	(40,462)	(139,921)
Net investment income (loss)	(20,154)	(9,853)	49,765
Net realized gain (loss)	120,250	38,847	166,676
Capital gain distribution from mutual funds	116,678	173,252	415,228
Change in unrealized appreciation (depreciation) of investments	(268,055)	(620,562)	(1,283,303)
Increase (decrease) in net assets from operations	(51,281)	(418,316)	(651,634)
From contract transactions:
Payments received from contract owners	310,920	262,787	480,584
Payments for contract benefits or terminations	(17,907)	(85,851)	(212,260)
Transfers between sub-accounts (including fixed account), net	(206,440)	54,686	(875,311)
Contract maintenance charges	(231)	(214)	(554)
Increase (decrease) in net assets from contract transactions	86,342	231,408	(607,541)
Increase (decrease) in net assets	35,061	(186,908)	(1,259,175)
Net assets at beginning of period	2,472,309	3,155,328	11,281,677
Net assets at end of period	$2,507,370	$2,968,420	$10,022,502
Beginning units	161,740	234,208	822,663
Units issued	32,363	41,857	128,235
Units redeemed	(27,089)	(24,689)	(174,091)
Ending units	167,014	251,376	776,807

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.Organization

Variable Separate Account (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

On November 29, 2019, Variable Annuity Account One ("AGL VAA1"), Variable Annuity Account Two ("AGL VAA2") and Variable Annuity Account Four ("AGL VAA4") of the Company merged into the Separate Account. Additional information can be found in Note 8.

The Separate Account includes the following variable annuity products:

American Pathway II	Polaris Choice IV
Anchor Advisor	Polaris II
ICAP II	Polaris II Platinum Series
Polaris	Polaris Platinum
Polaris Advantage	Polaris Platinum II
Polaris Advantage II	Polaris Platinum III
Polaris Advisor	Polaris Preferred Solution
Polaris Advisor III	Polaris Protector
Polaris Advisory	Polaris Retirement Protector
Polaris Advisory Income	Polaris Select Investor
Polaris America	Vista
Polaris Choice	WM Diversified Strategies
Polaris Choice II	WM Diversified Strategies III
Polaris Choice III

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub- account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open- ended management investment companies and the names below them are the names of the sub- accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2019 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2
American Funds IS Asset Allocation Fund Class 3	American Funds IS Growth-Income Fund Class 3
American Funds IS Capital Income Builder Class 4	American Funds IS High-Income Bond Fund Class 3
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 3
American Funds IS Growth Fund Class 2	American Funds IS Ultra-Short Bond Fund Class 3
American Funds IS Growth Fund Class 3	American Funds IS US Government/AAA-Rated Securities Fund Class 3
Anchor Series Trust (AST)(a)
AST SA BlackRock Multi-Asset Income Portfolio Class 1	AST SA Wellington Government and Quality Bond Portfolio Class 3
AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA Wellington Growth Portfolio Class 1(c)
AST SA PGI Asset Allocation Portfolio Class 1	AST SA Wellington Growth Portfolio Class 2(c)
AST SA PGI Asset Allocation Portfolio Class 2	AST SA Wellington Growth Portfolio Class 3(c)

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Anchor Series Trust (AST)(a)
AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Natural Resources Portfolio Class 1(d)
AST SA Wellington Capital Appreciation Portfolio Class 1	AST SA Wellington Natural Resources Portfolio Class 2(d)
AST SA Wellington Capital Appreciation Portfolio Class 2	AST SA Wellington Natural Resources Portfolio Class 3(d)
AST SA Wellington Capital Appreciation Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 1
AST SA Wellington Government and Quality Bond Portfolio Class 1	AST SA Wellington Strategic Multi-Asset Portfolio Class 3
AST SA Wellington Government and Quality Bond Portfolio Class 2
BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III(b)	BlackRock iShares Dynamic Fixed Income VI Fund Class III(g)
BlackRock Global Allocation V.I. Fund Class III	BlackRock iShares Equity Appreciation VI Fund Class 3(g)
BlackRock iShares Alternative Strategies VI Fund Class III(f)
Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Asset Allocation Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2
Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Loomis Sayles Growth Fund Class 1
Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Mid Cap Growth Opportunity Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Overseas Core Fund Class 2
Columbia VP Large Cap Growth Fund Class 1	Columbia VP Small Company Growth Fund Class 1
Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 1(e)(o)	FTVIP Franklin Income VIP Fund Class 2
FTVIP Franklin Allocation VIP Fund Class 2(o)	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 1(t)
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Global Trends Allocation Fund Service Class	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class
Goldman Sachs VIT Government Money Market Fund Institutional Class	Goldman Sachs VIT Strategic Income Fund Advisor Class(i)
Goldman Sachs VIT Government Money Market Fund Service Class
Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series I(e)	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Growth and Income Fund Series I(w)
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II
Invesco V.I. Comstock Fund Series I(u)
Ivy Variable Insurance Portfolios (Ivy VIP)
Ivy VIP Asset Strategy Class II
Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)

Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Institutional Class(e)
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class(x)
PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class(s)
Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1(q)	PVC Real Estate Securities Account Class 2
PVC Diversified International Account Class 1(h)	PVC SAM Balanced Portfolio Class 1
PVC Equity Income Account Class 1	PVC SAM Balanced Portfolio Class 2

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Principal Variable Contracts Funds, Inc. (PVC)
PVC Equity Income Account Class 2	PVC SAM Conservative Balanced Portfolio Class 1
PVC Government & High Quality Bond Account Class 1(h)	PVC SAM Conservative Balanced Portfolio Class 2
PVC Income Account Class 1(q)	PVC SAM Conservative Growth Portfolio Class 1
PVC Income Account Class 2(q)	PVC SAM Conservative Growth Portfolio Class 2
PVC LargeCap Growth Account Class 1(r)	PVC SAM Flexible Income Portfolio Class 1
PVC LargeCap Growth Account Class 2(r)	PVC SAM Flexible Income Portfolio Class 2
PVC LargeCap Growth Account I Class 1(r)	PVC SAM Strategic Growth Portfolio Class 1
PVC MidCap Account Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC MidCap Account Class 2	PVC Short-Term Income Account Class 1(h)
PVC Principal Capital Appreciation Account Class 1	PVC SmallCap Account	Class 1
PVC Principal Capital Appreciation Account Class 2	PVC SmallCap Account	Class 2
PVC Real Estate Securities Account Class 1
Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 1(z)	SST SA Multi-Managed International Equity Portfolio Class 3
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Allocation Growth Portfolio Class 1(aa)	SST SA Multi-Managed Large Cap Value Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Multi-Managed Small Cap Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1(aa)
SST SA Allocation Moderate Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Columbia Focused Growth Portfolio Class 3(m)	SST SA T. Rowe Price Growth Stock Portfolio Class 3
SST SA Columbia Focused Value Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 1(ac)
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 1
SAST SA AB Growth Portfolio Class 2	SAST SA JPMorgan Emerging Markets Portfolio Class 2
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 1(w)	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA JPMorgan Equity-Income Portfolio Class 2
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 2
SAST SA American Funds Global Growth Portfolio Class 1(u)	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA American Funds Growth Portfolio Class 1(k)	SAST SA JPMorgan MFS Core Bond Portfolio Class 2
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 1(k)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 1(k)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3(k)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 1(e)
SAST SA Boston Company Capital Growth Portfolio Class 1(p)	SAST SA Large Cap Index Portfolio Class 3
SAST SA Boston Company Capital Growth Portfolio Class 2(p)	SAST SA Large Cap Value Index Portfolio Class 1(k)
SAST SA Boston Company Capital Growth Portfolio Class 3(p)	SAST SA Large Cap Value Index Portfolio Class 3(k)
SAST SA Columbia Technology Portfolio Class 1	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1
SAST SA Columbia Technology Portfolio Class 2	SAST SA Legg Mason BW Large Cap Value Portfolio Class 2
SAST SA Columbia Technology Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA Legg Mason Tactical Opportunities Class 1
SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA Legg Mason Tactical Opportunities Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 2
SAST SA Dogs of Wall Street Portfolio Class 2	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Emerging Markets Equity Index Portfolio Class 1(w)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA Emerging Markets Equity Index Portfolio Class 3(k)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Federated Corporate Bond Portfolio Class 1	SAST SA MFS Telecom Utility Portfolio Class 1(v)
SAST SA Federated Corporate Bond Portfolio Class 2	SAST SA MFS Telecom Utility Portfolio Class 2(v)
SAST SA Federated Corporate Bond Portfolio Class 3	SAST SA MFS Telecom Utility Portfolio Class 3(v)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1(n)	SAST SA MFS Total Return Portfolio Class 1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3(n)	SAST SA MFS Total Return Portfolio Class 2
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA Mid Cap Index Portfolio Class 1(ab)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 1(e)	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 2
SAST SA Fixed Income Intermediate Index Portfolio Class 1(e)	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1
SAST SA Franklin Small Company Value Portfolio Class 1(e)	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1(e)(s)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1(e)
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3(s)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Global Index Allocation 60-40 Portfolio Class 1(k)	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Global Index Allocation 60-40 Portfolio Class 3(k)	SAST SA PineBridge High-Yield Bond Portfolio Class 2
SAST SA Global Index Allocation 75-25 Portfolio Class 1(k)	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Global Index Allocation 75-25 Portfolio Class 3(k)	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Global Index Allocation 90-10 Portfolio Class 1(k)	SAST SA Putnam International Growth and Income Portfolio Class 2
SAST SA Global Index Allocation 90-10 Portfolio Class 3(k)	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 1
SAST SA Goldman Sachs Global Bond Portfolio Class 2	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1(ab)
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1(ad)	SAST SA Small Cap Index Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1(ad)
SAST SA Index Allocation 60-40 Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Index Allocation 60-40 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
SAST SA Index Allocation 80-20 Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Index Allocation 80-20 Portfolio Class 3	SAST SA Templeton Foreign Value Portfolio Class 1(e)
SAST SA Index Allocation 90-10 Portfolio Class 1	SAST SA Templeton Foreign Value Portfolio Class 2
SAST SA Index Allocation 90-10 Portfolio Class 3	SAST SA Templeton Foreign Value Portfolio Class 3
SAST SA International Index Portfolio Class 1(ab)	SAST SA VCP Dynamic Allocation Portfolio Class 1
SAST SA International Index Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 1(e)
SAST SA Invesco VCP Equity-Income Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Invesco VCP Equity-Income Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 1
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 2
SAST SA Janus Focused Growth Portfolio Class 2	SAST SA WellsCap Aggressive Growth Portfolio Class 3
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA WellsCap Fundamental Growth Portfolio Class 1(y)
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA WellsCap Fundamental Growth Portfolio Class 2(y)
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	SAST SA WellsCap Fundamental Growth Portfolio Class 3(y)
SAST SA JPMorgan Diversified Balanced Portfolio Class 3
VALIC Company I(l)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund(j)	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.

(b)Formerly BlackRock iShares Dynamic Allocation V.I. Portfolio.

(c)The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(d)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(e)Fund had no activity during the current year.

(f)For the period January 1, 2018 to August 31, 2018 (cessation of operations).

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(g)For the period January 1, 2018 to May 25, 2018 (cessation of operations).

(h)The PVC Diversified International Account, PVC Government & High Quality Bond Account and the PVC Short-term Income Account Class 2 shares were replaced with Class 1 shares on June 17, 2019.

(i)For the period January 1, 2018 to April 30, 2018 (cessation of operations).

(j)Formerly VALIC Company I Global Social Awareness Fund.

(k)For the periods May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.

(l)VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.

(m)The SST SA Columbia Focused Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(n)For the period May 1, 2019 (commencement of operations) to December 31, 2019.

(o)Formerly Franklin Founding Funds Allocation VIP Fund.

(p)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(q)The PVC Income Account, in operation for the periods January 1, 2018 to December 31, 2018 and January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Core Plus Bond Account, in operation for the period June 7, 2019 to December 31, 2019.

(r)The PVC Large Cap Growth Account, in operation for the periods January 1, 2018 to December 31, 2018 and January 1, 2019 to June 7, 2019 (cessation of operations) merged into the PVC Large Cap Growth Account I, in operation for the period June 7, 2019 (commencement of operations) to December 31, 2019.

(s)For the period October 7, 2019 (commencement of operations) to December 31, 2019.

(t)For the period December 27, 2019 to December 31, 2019.

(u)For the period June 20, 2019 to December 31, 2019.

(v)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.

(w)For the period July 17, 2019 to December 31, 2019.

(x)For the period October 07, 2019 (commencement of operations) to December 31, 2019.

(y)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(z)For the period April 10, 2019 to December 31, 2019.

(aa)For the periods January 10, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019. (ab) For the period June 28, 2019 to December 31, 2019.

(ac) For the period October 9, 2019 to December 31, 2019.

(ad) For the periods January 12, 2018 to December 31, 2018 and January 1, 2019 to December 31, 2019.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.00 percent assumed interest rate.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

∙Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

∙Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

∙Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2019 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2019, and respective hierarchy levels.

4.Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
American Pathway II	1.30% or 1.40%
Anchor Advisor	1.52% or 1.77%
ICAP II	1.40%
Polaris	1.52%
Polaris Advantage	1.65%, 1.90% or 2.30%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Advisor	1.52%, 1.72% or 1.97%
Polaris Advisor III	1.65%, 1.90% or 2.30%
Polaris Advisory	0.40%, 0.55% or 0.80%
Polaris Advisory Income	0.40%, 0.55% or 0.80%
Polaris America	1.52% or 1.77%
Polaris Choice	1.52%, 1.72% or 1.97%
Polaris Choice II	1.52%, 1.72% or 1.97%
Polaris Choice III	1.52%, 1.77%, 2.02% or 2.17%
Polaris Choice IV	1.65%, 1.90% or 2.30%
Polaris II	1.52% or 1.77%

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Products	Separate Account Annual Charges*
Polaris II Platinum Series	1.52% or 1.77%
Polaris Platinum	1.52% or 1.77%
Polaris Platinum II	1.52%, 1.77% or 2.02%
Polaris Platinum III	1.15%, 1.30%, 1.55% or 1.95%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55% or 1.80%
Polaris Protector	1.52% or 1.77%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista	1.40%
WM Diversified Strategies	1.40%, 1.55% or 1.80%
WM Diversified Strategies III	1.55%, 1.70% or 1.95%

*The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. For ICAP II, the contract maintenance charge of $30 is assessed on the contract anniversary, if the contract was issued on or after September 1, 1987. The contract maintenance charge of $30 is assessed on December 31 each year, if the contract was issued prior to September 1, 1987.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. The Vista product has a maximum withdrawal charge of 6 percent and the ICAP II has a maximum withdrawal charge of 5 percent. There are no withdrawal charges under the Polaris Advisor and Polaris Advisor III contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Annuity Charge: For ICAP II, there may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charged will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These

optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

∙MarketLock, MarketLock for Two and Income Rewards

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

∙MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent – 0.25 percent is added to the Annual Fee):

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice II
Polaris Choice III
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Two	Polaris Choice II	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
Income Rewards	Polaris Choice II	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris Platinum II
Polaris Preferred Solution
Polaris Protector
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Life	Polaris Advantage	0.70% for one covered person
	Polaris Choice III	0.95% for two covered persons
Polaris Choice IV
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution
MarketLock for Life Plus	Polaris Advantage	0.65% to 0.95% for one covered person
	Polaris Choice III	0.90% to 1.25% for two covered persons
Polaris Platinum II
Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Advisor III	1.10% to 1.35% for two covered persons
Polaris Choice III
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Plus Flex and Polaris Income Plus Daily Flex Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Advisory
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Daily Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.Purchases and Sales of Investments

For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS Asset Allocation Fund Class 2	$5,399,289	$8,666,726
American Funds IS Asset Allocation Fund Class 3	3,180,588	4,151,305
American Funds IS Capital Income Builder Class 4	200,565	103,192
American Funds IS Global Growth Fund Class 2	13,034,643	31,111,396
American Funds IS Growth Fund Class 2	30,802,348	48,117,263
American Funds IS Growth Fund Class 3	24,927,752	29,718,434
American Funds IS Growth-Income Fund Class 2	33,081,598	44,133,385
American Funds IS Growth-Income Fund Class 3	19,798,659	21,209,320
American Funds IS High-Income Bond Fund Class 3	1,225,254	1,329,624
American Funds IS International Fund Class 3	1,229,799	4,349,416
American Funds IS Ultra-Short Bond Fund Class 3	773,173	2,101,836
American Funds IS US Government/AAA-Rated Securities Fund Class 3	1,155,292	1,521,172
AST SA BlackRock Multi-Asset Income Portfolio Class 1	669,088	841,651
AST SA BlackRock Multi-Asset Income Portfolio Class 3	20,455,131	4,138,442
AST SA PGI Asset Allocation Portfolio Class 1	6,704,307	12,572,192
AST SA PGI Asset Allocation Portfolio Class 2	449,990	779,540
AST SA PGI Asset Allocation Portfolio Class 3	7,433,816	7,114,188
AST SA Wellington Capital Appreciation Portfolio Class 1	48,345,273	42,781,635
AST SA Wellington Capital Appreciation Portfolio Class 2	7,367,409	7,958,056
AST SA Wellington Capital Appreciation Portfolio Class 3	133,544,338	90,113,663
AST SA Wellington Government and Quality Bond Portfolio Class 1	5,824,320	9,643,556
AST SA Wellington Government and Quality Bond Portfolio Class 2	1,703,212	4,042,587
AST SA Wellington Government and Quality Bond Portfolio Class 3	81,186,058	75,141,871
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	104,825	175,968
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	14,150,521	3,319,989
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	34,932	21,748
BlackRock Global Allocation V.I. Fund Class III	182,165	445,231
Columbia VP Asset Allocation Fund Class 1	83,588	18,106
Columbia VP Dividend Opportunity Fund Class 1	33,114	193,127
Columbia VP Emerging Markets Bond Fund Class 2	5,066	3,641
Columbia VP Income Opportunities Fund Class 1	848,665	2,056,646
Columbia VP Large Cap Growth Fund Class 1	315,489	4,533,431
Columbia VP Limited Duration Credit Fund Class 2	6,983	25,509
Columbia VP Loomis Sayles Growth Fund Class 1	213,816	516,561
Columbia VP Mid Cap Growth Opportunity Fund Class 1	2,881	47,841
Columbia VP Overseas Core Fund Class 2	241,297	180,767
Columbia VP Small Company Growth Fund Class 1	165,769	114,705
FTVIP Franklin Allocation VIP Fund Class 2	6,779,507	9,095,185
FTVIP Franklin Income VIP Fund Class 1	901,837	1,654
FTVIP Franklin Income VIP Fund Class 2	22,241,634	26,093,361
FTVIP Franklin Strategic Income VIP Fund Class 2	109,865	31,376
Goldman Sachs VIT Global Trends Allocation Fund Service Class	12,274	2,954
Goldman Sachs VIT Government Money Market Fund Institutional Class	1,225,584	528,348
Goldman Sachs VIT Government Money Market Fund Service Class	113,175,839	110,304,229
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	67,874	40,816
Invesco V.I. American Franchise Fund Series II	12,019,630	5,444,087
Invesco V.I. Balanced-Risk Allocation Fund Series II	232,885	90,309
Invesco V.I. Comstock Fund Series I	14,950	52
Invesco V.I. Comstock Fund Series II	46,282,460	50,115,759
Invesco V.I. Growth and Income Fund Series I	903,032	1,267
Invesco V.I. Growth and Income Fund Series II	51,238,429	69,076,994
Ivy VIP Asset Strategy Class II	31,370	53,937
Lord Abbett Bond Debenture Portfolio Class VC	325,335	17,873
Lord Abbett Fundamental Equity Portfolio Class VC	19,536	3,546
Lord Abbett Growth and Income Portfolio Class VC	17,758,356	28,695,589
Lord Abbett Mid Cap Stock Portfolio Class VC	391,393	1,846,085
Lord Abbett Short Duration Income Portfolio Class VC	698,159	493,734
Morgan Stanley VIF Global Infrastructure Portfolio Class II	138,713	152,697
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	26,881	55,599
PIMCO All Asset Portfolio Advisor Class	4,617	746
PIMCO Dynamic Bond Portfolio Advisor Class	153,236	39,561
PIMCO Emerging Markets Bond Portfolio Advisor Class	269,722	23,803
PIMCO Total Return Portfolio Advisor Class	5,166,293	3,171
PIMCO Total Return Portfolio Institutional Class	15,914	1
PVC Core Plus Bond Account Class 1	5,156,220	386,800
PVC Diversified International Account Class 1	143,421	124,507
PVC Equity Income Account Class 1	606,042	1,989,772

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
PVC Equity Income Account Class 2	$305,493	$1,042,094
PVC Government & High Quality Bond Account Class 1	237,323	305,267
PVC Income Account Class 1	2,551,360	3,441,580
PVC Income Account Class 2	1,186,435	1,678,603
PVC LargeCap Growth Account Class 1	164,267	629,763
PVC LargeCap Growth Account Class 2	127,602	490,582
PVC LargeCap Growth Account I Class 1	1,169,331	100,105
PVC MidCap Account Class 1	273,770	295,519
PVC MidCap Account Class 2	132,065	27,745
PVC Principal Capital Appreciation Account Class 1	1,109,186	1,091,746
PVC Principal Capital Appreciation Account Class 2	220,895	179,019
PVC Real Estate Securities Account Class 1	58,673	51,627
PVC Real Estate Securities Account Class 2	22,146	21,112
PVC SAM Balanced Portfolio Class 1	1,985,045	3,406,149
PVC SAM Balanced Portfolio Class 2	2,406,596	4,751,244
PVC SAM Conservative Balanced Portfolio Class 1	426,900	691,638
PVC SAM Conservative Balanced Portfolio Class 2	264,162	345,736
PVC SAM Conservative Growth Portfolio Class 1	928,437	2,444,740
PVC SAM Conservative Growth Portfolio Class 2	1,420,869	3,336,837
PVC SAM Flexible Income Portfolio Class 1	425,839	325,017
PVC SAM Flexible Income Portfolio Class 2	768,058	499,254
PVC SAM Strategic Growth Portfolio Class 1	968,027	1,382,396
PVC SAM Strategic Growth Portfolio Class 2	351,576	1,417,751
PVC Short-Term Income Account Class 1	55,366	436,727
PVC SmallCap Account Class 1	82,682	79,926
PVC SmallCap Account Class 2	55,326	27,269
SST SA Allocation Balanced Portfolio Class 1	24,041	69
SST SA Allocation Balanced Portfolio Class 3	23,006,713	17,412,572
SST SA Allocation Growth Portfolio Class 1	4,689	5,919
SST SA Allocation Growth Portfolio Class 3	51,551,689	10,379,468
SST SA Allocation Moderate Growth Portfolio Class 1	414,541	4,812
SST SA Allocation Moderate Growth Portfolio Class 3	26,759,667	26,739,286
SST SA Allocation Moderate Portfolio Class 1	94,793	1,214
SST SA Allocation Moderate Portfolio Class 3	19,590,556	24,387,692
SST SA Columbia Focused Value Portfolio Class 3	16,388	4,631
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,563	40,603
SST SA Multi-Managed International Equity Portfolio Class 3	89,194	18,218
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	23,956	8,042
SST SA Multi-Managed Large Cap Value Portfolio Class 3	14,591	64,527
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	62,470	44,101
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	23,574	13,415
SST SA Multi-Managed Small Cap Portfolio Class 3	23,570	29,783
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	12,687	4,969
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	16,909,219	4,073,402
SST SA T. Rowe Price Growth Stock Portfolio Class 3	55,552	27,534
SST SA Wellington Real Return Portfolio Class 1	77,120	120
SST SA Wellington Real Return Portfolio Class 3	40,395,525	41,216,540
SAST SA AB Growth Portfolio Class 1	19,992,444	44,581,164
SAST SA AB Growth Portfolio Class 2	2,816,061	10,683,461
SAST SA AB Growth Portfolio Class 3	41,414,966	73,244,852
SAST SA AB Small & Mid Cap Value Portfolio Class 1	40,807	557
SAST SA AB Small & Mid Cap Value Portfolio Class 2	528,596	1,983,803
SAST SA AB Small & Mid Cap Value Portfolio Class 3	18,365,043	59,636,535
SAST SA American Funds Asset Allocation Portfolio Class 1	3,503,163	32,399
SAST SA American Funds Asset Allocation Portfolio Class 3	284,542,189	56,596,823
SAST SA American Funds Global Growth Portfolio Class 1	96,062	3,107
SAST SA American Funds Global Growth Portfolio Class 3	56,526,827	85,814,461
SAST SA American Funds Growth Portfolio Class 1	100,386	19,377
SAST SA American Funds Growth Portfolio Class 3	45,048,181	61,969,343
SAST SA American Funds Growth-Income Portfolio Class 1	95,235	1,520
SAST SA American Funds Growth-Income Portfolio Class 3	26,571,811	45,951,192
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	88,121	3,126
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	141,808,994	119,248,503
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	2,331	286
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	74,783,977	48,436,210
SAST SA Columbia Technology Portfolio Class 1	1,970,673	1,923,745
SAST SA Columbia Technology Portfolio Class 2	670,413	890,034
SAST SA Columbia Technology Portfolio Class 3	20,036,533	15,086,055
SAST SA DFA Ultra Short Bond Portfolio Class 1	10,178,859	13,566,997
SAST SA DFA Ultra Short Bond Portfolio Class 2	2,535,908	2,770,143
SAST SA DFA Ultra Short Bond Portfolio Class 3	84,357,719	78,200,317
SAST SA Dogs of Wall Street Portfolio Class 1	3,147,545	3,991,211
SAST SA Dogs of Wall Street Portfolio Class 2	880,956	1,392,329
SAST SA Dogs of Wall Street Portfolio Class 3	25,282,597	19,290,204

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Emerging Markets Equity Index Portfolio Class 1	$13,628	$610
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,680,524	191,601
SAST SA Federated Corporate Bond Portfolio Class 1	4,571,573	6,542,056
SAST SA Federated Corporate Bond Portfolio Class 2	1,332,305	2,251,663
SAST SA Federated Corporate Bond Portfolio Class 3	104,072,803	81,782,148
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	52,469	1,037
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	901,850	29,995
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	752,399	3,051,187
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	219,571	928,902
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	16,238,775	38,702,458
SAST SA Fixed Income Index Portfolio Class 3	15,665,731	2,718,858
SAST SA Fixed Income Intermediate Index Portfolio Class 3	10,495,010	2,420,660
SAST SA Franklin Small Company Value Portfolio Class 3	26,535,494	29,464,033
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	112,952	285
SAST SA Global Index Allocation 60-40 Portfolio Class 1	-	52,254
SAST SA Global Index Allocation 60-40 Portfolio Class 3	18,636,662	2,004,041
SAST SA Global Index Allocation 75-25 Portfolio Class 1	45,421	744
SAST SA Global Index Allocation 75-25 Portfolio Class 3	15,098,129	2,225,492
SAST SA Global Index Allocation 90-10 Portfolio Class 1	718,362	10,831
SAST SA Global Index Allocation 90-10 Portfolio Class 3	62,695,824	6,074,642
SAST SA Goldman Sachs Global Bond Portfolio Class 1	583,495	3,030,792
SAST SA Goldman Sachs Global Bond Portfolio Class 2	318,465	876,440
SAST SA Goldman Sachs Global Bond Portfolio Class 3	29,609,256	29,769,426
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	270	607
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	9,194,860	1,079,410
SAST SA Index Allocation 60-40 Portfolio Class 1	281	1,109
SAST SA Index Allocation 60-40 Portfolio Class 3	39,397,742	4,121,497
SAST SA Index Allocation 80-20 Portfolio Class 1	447,360	38,922
SAST SA Index Allocation 80-20 Portfolio Class 3	62,547,401	8,775,100
SAST SA Index Allocation 90-10 Portfolio Class 1	660,102	54,732
SAST SA Index Allocation 90-10 Portfolio Class 3	152,172,582	24,672,428
SAST SA International Index Portfolio Class 1	941,626	257
SAST SA International Index Portfolio Class 3	3,260,685	822,625
SAST SA Invesco Growth Opportunities Portfolio Class 1	1,296,066	1,310,280
SAST SA Invesco Growth Opportunities Portfolio Class 2	420,561	546,247
SAST SA Invesco Growth Opportunities Portfolio Class 3	23,744,955	29,587,059
SAST SA Invesco VCP Equity-Income Portfolio Class 1	205,422	1,726
SAST SA Invesco VCP Equity-Income Portfolio Class 3	81,680,102	101,903,401
SAST SA Janus Focused Growth Portfolio Class 1	986,046	1,644,728
SAST SA Janus Focused Growth Portfolio Class 2	602,677	1,959,161
SAST SA Janus Focused Growth Portfolio Class 3	12,906,220	22,278,825
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	4,282,879	5,546,134
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	637,722	1,962,317
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	28,710,089	18,532,614
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,281,734	2,919,971
SAST SA JPMorgan Emerging Markets Portfolio Class 2	208,623	690,855
SAST SA JPMorgan Emerging Markets Portfolio Class 3	10,023,732	20,147,406
SAST SA JPMorgan Equity-Income Portfolio Class 1	12,150,180	16,636,693
SAST SA JPMorgan Equity-Income Portfolio Class 2	880,337	1,476,041
SAST SA JPMorgan Equity-Income Portfolio Class 3	23,734,800	23,126,701
SAST SA JPMorgan Global Equities Portfolio Class 1	3,845,143	4,255,520
SAST SA JPMorgan Global Equities Portfolio Class 2	346,370	749,000
SAST SA JPMorgan Global Equities Portfolio Class 3	6,397,628	5,143,203
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	3,620,472	4,524,033
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	794,377	1,371,214
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	107,362,485	88,498,418
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,480,814	4,875,241
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	1,311,779	2,407,541
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	24,002,191	30,197,630
SAST SA Large Cap Growth Index Portfolio Class 1	581,628	419
SAST SA Large Cap Growth Index Portfolio Class 3	4,564,197	156,234
SAST SA Large Cap Index Portfolio Class 3	8,203,767	2,755,025
SAST SA Large Cap Value Index Portfolio Class 1	404,784	3,313
SAST SA Large Cap Value Index Portfolio Class 3	4,244,057	751,260
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	33,317,521	41,374,774
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	4,152,262	6,137,417
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	43,024,239	68,641,908
SAST SA Legg Mason Tactical Opportunities Class 1	1,244	1,142
SAST SA Legg Mason Tactical Opportunities Class 3	16,346,843	1,135,328
SAST SA MFS Blue Chip Growth Portfolio Class 1	1,034,387	1,429,371
SAST SA MFS Blue Chip Growth Portfolio Class 2	303,438	685,560
SAST SA MFS Blue Chip Growth Portfolio Class 3	15,169,833	18,575,282
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	5,940,152	6,229,948
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	843,554	1,365,301

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	$31,294,125	$51,105,922
SAST SA MFS Total Return Portfolio Class 1	6,990,984	13,848,845
SAST SA MFS Total Return Portfolio Class 2	1,495,330	4,680,692
SAST SA MFS Total Return Portfolio Class 3	31,456,833	29,335,623
SAST SA Mid Cap Index Portfolio Class 1	13,195	74
SAST SA Mid Cap Index Portfolio Class 3	5,829,895	630,080
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,208,198	3,642,827
SAST SA Morgan Stanley International Equities Portfolio Class 2	650,938	1,288,262
SAST SA Morgan Stanley International Equities Portfolio Class 3	11,887,823	16,425,598
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	2,837,414	3,009,521
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2	332,514	892,675
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	10,893,974	10,343,108
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	1	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	35,672,794	110,182,824
SAST SA PineBridge High-Yield Bond Portfolio Class 1	9,836,863	9,962,393
SAST SA PineBridge High-Yield Bond Portfolio Class 2	857,586	1,316,932
SAST SA PineBridge High-Yield Bond Portfolio Class 3	35,429,319	35,150,729
SAST SA Putnam International Growth and Income Portfolio Class 1	1,620,549	3,373,797
SAST SA Putnam International Growth and Income Portfolio Class 2	359,133	615,797
SAST SA Putnam International Growth and Income Portfolio Class 3	8,774,686	16,464,383
SAST SA Schroders VCP Global Allocation Portfolio Class 1	96,065	3,540
SAST SA Schroders VCP Global Allocation Portfolio Class 3	44,395,156	44,620,235
SAST SA Small Cap Index Portfolio Class 1	38,773	328
SAST SA Small Cap Index Portfolio Class 3	5,050,760	687,543
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	104,532	6,619
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	79,415,478	5,044,781
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	20,586	1,383
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	160,299,256	73,043,229
SAST SA Templeton Foreign Value Portfolio Class 2	547,670	1,747,432
SAST SA Templeton Foreign Value Portfolio Class 3	27,452,495	56,225,252
SAST SA VCP Dynamic Allocation Portfolio Class 1	8,239	4,641
SAST SA VCP Dynamic Allocation Portfolio Class 3	444,021,305	1,086,529,227
SAST SA VCP Dynamic Strategy Portfolio Class 1	7,916	3,690
SAST SA VCP Dynamic Strategy Portfolio Class 3	259,125,276	664,093,032
SAST SA VCP Index Allocation Portfolio Class 3	113,270,948	10,180,191
SAST SA WellsCap Aggressive Growth Portfolio Class 1	2,066,941	3,249,871
SAST SA WellsCap Aggressive Growth Portfolio Class 2	195,075	495,956
SAST SA WellsCap Aggressive Growth Portfolio Class 3	10,614,071	7,278,766
VALIC Company I International Equities Index Fund	427,068	216,631
VALIC Company I International Socially Responsible Fund	28,325	14,137
VALIC Company I Mid Cap Index Fund	620,421	217,487
VALIC Company I Nasdaq-100 Index Fund	374,796	307,992
VALIC Company I Small Cap Index Fund	416,948	249,490
VALIC Company I Stock Index Fund	1,268,725	859,721

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2019, follows:

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	1,809,711	30.33	31.66	57,171,522	1.89	1.52	1.77	19.11	19.40
American Funds IS Asset Allocation Fund Class 3	335,951	94.92	97.05	32,568,686	1.95	1.30	1.40	19.62	19.74
American Funds IS Capital Income Builder Class 4	255,292	11.04	11.76	2,991,457	2.65	1.10	1.70	15.64	16.33
American Funds IS Global Growth Fund Class 2	3,570,927	47.70	51.57	182,820,869	1.15	1.52	1.97	32.64	33.24
American Funds IS Growth Fund Class 2	5,200,117	49.82	53.84	277,857,246	0.76	1.52	1.97	28.22	28.80
American Funds IS Growth Fund Class 3	423,601	493.36	504.42	213,513,707	0.80	1.30	1.40	29.05	29.18
American Funds IS Growth-Income Fund Class 2	6,751,478	38.65	41.80	280,061,420	1.74	1.52	1.97	23.68	24.23
American Funds IS Growth-Income Fund Class 3	495,490	309.16	316.09	156,436,658	1.71	1.30	1.40	24.48	24.61
American Funds IS High-Income Bond Fund Class 3	86,755	112.18	114.68	9,943,126	6.29	1.30	1.40	11.13	11.24
American Funds IS International Fund Class 3	324,691	74.52	76.20	24,711,467	1.46	1.30	1.40	21.34	21.46
American Funds IS Ultra-Short Bond Fund Class 3	160,843	19.38	19.81	3,185,378	1.53	1.30	1.40	0.34	0.44
American Funds IS US Government/AAA-Rated Securities Fund Class 3	210,176	41.06	41.99	8,817,779	2.03	1.30	1.40	4.02	4.13
AST SA BlackRock Multi-Asset Income Portfolio Class 1	284,474	11.37	56.79	13,102,314	0.00	0.40	1.40	12.27	13.40
AST SA BlackRock Multi-Asset Income Portfolio Class 3	4,023,577	10.94	12.12	50,690,122	0.00	1.00	1.90	11.35	12.35
AST SA PGI Asset Allocation Portfolio Class 1	1,811,572	46.97	49.21	89,111,935	2.67	1.52	1.77	18.39	18.68
AST SA PGI Asset Allocation Portfolio Class 2	250,948	44.17	47.88	11,887,626	1.47	1.52	1.97	17.96	18.49
AST SA PGI Asset Allocation Portfolio Class 3	1,681,940	15.15	18.06	43,534,824	2.63	1.00	2.30	17.48	19.01
AST SA Wellington Capital Appreciation Portfolio Class 1	2,181,248	12.23	40.76	366,463,071	0.00	0.40	1.77	28.87	30.64
AST SA Wellington Capital Appreciation Portfolio Class 2	304,837	143.75	156.96	46,493,145	0.00	1.40	1.97	28.40	29.13
AST SA Wellington Capital Appreciation Portfolio Class 3	7,462,122	23.82	34.70	442,546,761	0.00	1.00	2.30	27.87	29.54
AST SA Wellington Government and Quality Bond Portfolio Class 1	2,676,704	10.93	14.62	65,858,921	2.23	0.40	1.77	5.44	6.89
AST SA Wellington Government and Quality Bond Portfolio Class 2	990,332	20.20	21.89	21,491,414	2.14	1.52	1.97	5.10	5.58
AST SA Wellington Government and Quality Bond Portfolio Class 3	28,013,342	10.69	11.52	439,617,906	2.37	1.00	2.30	4.62	5.99
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	198,764	12.26	72.33	14,244,502	0.00	0.40	1.40	17.42	18.60
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	3,631,790	11.97	12.25	44,056,601	0.00	1.00	1.70	16.87	17.69
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	41,833	11.89	12.82	526,932	1.94	1.10	1.70	19.18	19.90
BlackRock Global Allocation V.I. Fund Class III	194,319	11.13	11.94	2,259,020	1.22	1.10	1.70	15.77	16.47
Columbia VP Asset Allocation Fund Class 1	38,460	20.28	21.24	816,744	2.09	1.52	1.77	19.01	19.31
Columbia VP Dividend Opportunity Fund Class 1	79,850	20.80	21.81	1,733,097	0.00	1.52	1.77	21.89	22.20
Columbia VP Emerging Markets Bond Fund Class 2	7,194	11.18	11.50	82,748	4.90	1.10	1.70	10.20	10.86
Columbia VP Income Opportunities Fund Class 1	324,107	25.70	28.45	9,044,133	5.16	1.52	2.17	13.97	14.71
Columbia VP Large Cap Growth Fund Class 1	1,371,329	16.32	16.71	22,834,005	0.00	1.52	2.17	32.98	33.85
Columbia VP Limited Duration Credit Fund Class 2	24,093	10.38	10.48	252,571	2.14	1.10	1.35	6.03	6.29
Columbia VP Loomis Sayles Growth Fund Class 1	109,440	16.92	17.07	1,866,835	0.00	1.52	1.77	29.44	29.77
Columbia VP Mid Cap Growth Opportunity Fund Class 1	16,242	22.93	25.76	410,783	0.00	1.52	1.77	32.81	33.14
Columbia VP Overseas Core Fund Class 2	105,260	12.17	12.28	1,291,650	1.86	1.52	1.77	22.95	23.26
Columbia VP Small Company Growth Fund Class 1	25,887	30.29	31.77	816,586	0.00	1.52	1.77	38.23	38.57
FTVIP Franklin Allocation VIP Fund Class 2	2,572,405	13.62	13.71	38,493,610	3.56	1.00	2.30	17.13	18.67
FTVIP Franklin Income VIP Fund Class 1	80,733		11.14	899,638	0.00		0.55		15.78
FTVIP Franklin Income VIP Fund Class 2	7,738,838	13.30	14.68	125,198,641	5.43	1.00	2.30	13.42	14.90
FTVIP Franklin Strategic Income VIP Fund Class 2	83,482	10.38	10.69	880,330	5.11	1.10	1.70	6.23	6.87
Goldman Sachs VIT Global Trends Allocation Fund Service Class	5,480	10.76	11.47	62,596	1.40	1.10	1.35	10.44	10.71
Goldman Sachs VIT Government Money Market Fund Institutional Class	136,994		10.30	1,410,896	0.67		0.55		1.57
Goldman Sachs VIT Government Money Market Fund Service Class	8,749,130	9.68	9.98	86,588,911	1.80	1.10	1.95	-0.09	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	90,328	9.08	9.40	845,973	2.54	1.10	1.40	7.09	7.42
Invesco V.I. American Franchise Fund Series II	1,011,279	22.25	26.71	28,605,004	0.00	1.00	2.30	33.33	35.07
Invesco V.I. Balanced-Risk Allocation Fund Series II	87,982	11.57	12.08	1,051,526	0.00	1.10	1.40	13.29	13.63
Invesco V.I. Comstock Fund Series I	1,300	10.94	10.96	14,253	1.76	0.40	0.55	24.61	24.80
Invesco V.I. Comstock Fund Series II	12,306,463	16.52	18.43	281,503,714	1.67	1.00	2.30	22.10	23.70
Invesco V.I. Growth and Income Fund Series I	83,027		10.85	900,815	0.00		0.55		24.50
Invesco V.I. Growth and Income Fund Series II	15,748,687	16.38	18.39	381,758,846	1.54	1.10	2.30	22.01	23.48
Ivy VIP Asset Strategy Class II	36,513	10.77	11.45	411,737	2.08	1.10	1.70	19.73	20.45
Lord Abbett Bond Debenture Portfolio Class VC	122,864	11.58	12.45	1,518,906	4.30	1.10	1.70	11.44	12.11
Lord Abbett Fundamental Equity Portfolio Class VC	23,977	13.13	13.75	328,226	1.31	1.10	1.40	19.83	20.19
Lord Abbett Growth and Income Portfolio Class VC	8,136,695	11.47	16.22	169,605,470	1.65	0.55	2.30	19.71	21.82
Lord Abbett Mid Cap Stock Portfolio Class VC	553,830	22.85	23.88	13,188,768	0.91	1.52	1.77	20.49	20.79
Lord Abbett Short Duration Income Portfolio Class VC	187,303	10.30	10.64	1,982,979	3.43	1.10	1.70	3.28	3.91
Morgan Stanley VIF Global Infrastructure Portfolio Class II	100,799	11.53	12.56	1,248,455	2.61	1.10	1.70	25.71	26.47
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	91,808	10.07	10.18	929,308	0.16	1.10	1.40	13.66	14.00
PIMCO All Asset Portfolio Advisor Class	4,606	11.19	11.25	51,833	2.75	1.10	1.35	10.25	10.52
PIMCO Dynamic Bond Portfolio Advisor Class	91,734	10.48	10.77	982,607	4.32	1.10	1.70	3.06	3.68
PIMCO Emerging Markets Bond Portfolio Advisor Class	45,361	11.63	11.99	508,840	3.13	1.10	1.70	12.72	13.39
PIMCO Total Return Portfolio Advisor Class	515,832	9.88	10.01	5,146,833	0.26	1.00	1.80	-1.23	-1.04
PIMCO Total Return Portfolio Institutional Class	1,603		9.91	15,890	0.02		0.55		-0.88
PVC Core Plus Bond Account Class 1	464,938	10.27	10.30	4,787,195	3.16	1.40	1.95	2.70	3.03
PVC Diversified International Account Class 1	112,678	8.05	9.23	1,005,217	1.86	1.40	1.95	20.16	20.98
PVC Equity Income Account Class 1	504,077	22.32	24.03	11,997,413	1.94	1.40	1.80	26.78	27.29
PVC Equity Income Account Class 2	336,472	20.73	21.55	7,355,773	1.68	1.52	1.95	26.29	26.84

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Government & High Quality Bond Account Class 1	259,792	7.84	9.08	2,254,221	3.37	1.40	1.95	4.30	4.97
PVC Income Account Class 1	-	10.70	11.50	-	75.38	1.40	1.80	3.37	3.55
PVC Income Account Class 2	-	10.09	10.82	-	73.57	1.55	1.95	3.68	3.86
PVC LargeCap Growth Account Class 1	-	14.32	15.40	-	0.10	1.40	1.80	14.78	14.98
PVC LargeCap Growth Account Class 2	-	13.42	14.38	-	0.00	1.55	1.95	14.60	14.79
PVC LargeCap Growth Account I Class 1	98,902	11.39	11.43	1,129,251	0.05	1.40	1.95	13.90	14.26
PVC MidCap Account Class 1	56,680	32.03	34.46	1,918,421	0.30	1.40	1.80	40.55	41.11
PVC MidCap Account Class 2	30,850	29.70	31.94	977,998	0.05	1.55	1.95	39.97	40.53
PVC Principal Capital Appreciation Account Class 1	313,945	31.04	33.41	10,425,512	1.65	1.40	1.80	30.12	30.64
PVC Principal Capital Appreciation Account Class 2	72,996	28.75	30.92	2,237,508	1.45	1.55	1.95	29.55	30.07
PVC Real Estate Securities Account Class 1	10,391	39.53	42.38	439,148	1.90	1.40	1.80	28.92	29.44
PVC Real Estate Securities Account Class 2	6,344	38.91	40.31	254,168	1.72	1.55	1.70	28.73	28.92
PVC SAM Balanced Portfolio Class 1	1,561,087	17.69	19.05	28,914,650	2.54	1.40	1.80	17.87	18.34
PVC SAM Balanced Portfolio Class 2	1,422,112	16.51	17.85	25,048,816	2.36	1.52	1.95	17.43	17.93
PVC SAM Conservative Balanced Portfolio Class 1	222,379	11.79	12.68	2,744,189	2.91	1.40	1.80	13.82	14.27
PVC SAM Conservative Balanced Portfolio Class 2	273,260	11.00	16.57	3,229,240	2.70	1.52	1.95	13.43	13.92
PVC SAM Conservative Growth Portfolio Class 1	639,897	19.63	21.12	13,152,696	1.77	1.40	1.80	21.85	22.33
PVC SAM Conservative Growth Portfolio Class 2	709,567	18.25	19.69	13,765,197	1.65	1.52	1.95	21.30	21.82
PVC SAM Flexible Income Portfolio Class 1	373,924	12.92	13.93	5,070,782	3.52	1.40	1.80	11.23	11.67
PVC SAM Flexible Income Portfolio Class 2	410,351	12.08	16.04	5,308,046	3.46	1.52	1.95	10.79	11.27
PVC SAM Strategic Growth Portfolio Class 1	132,458	21.96	23.60	3,065,908	1.63	1.40	1.80	25.17	25.67
PVC SAM Strategic Growth Portfolio Class 2	244,621	20.42	22.10	5,288,289	1.27	1.52	1.95	24.68	25.22
PVC Short-Term Income Account Class 1	244,375	7.08	8.11	1,881,407	2.95	1.40	1.95	2.69	3.24
PVC SmallCap Account Class 1	33,447	14.67	15.77	512,880	0.34	1.40	1.80	25.13	25.63
PVC SmallCap Account Class 2	23,256	13.66	14.64	338,868	0.10	1.55	1.95	24.67	25.17
SST SA Allocation Balanced Portfolio Class 1	2,048		12.08	24,734	1.76		0.40		15.85
SST SA Allocation Balanced Portfolio Class 3	8,162,392	11.51	15.27	137,159,809	1.64	1.00	2.30	13.39	14.87
SST SA Allocation Growth Portfolio Class 1	12,483		13.03	162,673	0.06		0.55		23.01
SST SA Allocation Growth Portfolio Class 3	7,687,856	12.32	17.77	149,067,081	0.01	1.00	2.15	20.88	22.28
SST SA Allocation Moderate Growth Portfolio Class 1	37,052	12.66	12.72	470,020	2.99	0.40	0.55	20.26	20.44
SST SA Allocation Moderate Growth Portfolio Class 3	11,933,954	12.02	16.16	211,845,107	1.43	1.00	2.30	17.87	19.41
SST SA Allocation Moderate Portfolio Class 1	8,207		12.50	102,616	1.65		0.40		18.80
SST SA Allocation Moderate Portfolio Class 3	10,496,530	11.84	15.94	183,837,816	1.48	1.00	2.30	16.05	17.56
SST SA Columbia Focused Value Portfolio Class 3	10,899	13.84	15.15	162,202	0.47	1.10	1.70	24.31	25.06
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,207	10.60	10.99	153,932	2.52	1.10	1.35	7.86	8.13
SST SA Multi-Managed International Equity Portfolio Class 3	41,997	11.60	11.61	486,111	3.09	1.10	1.40	20.74	21.10
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	10,189	16.30	17.36	171,501	0.22	1.10	1.40	28.36	28.75
SST SA Multi-Managed Large Cap Value Portfolio Class 3	13,710	13.37	14.01	186,918	2.04	1.10	1.40	26.63	27.01
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	27,502	15.96	17.16	462,023	0.00	1.10	1.40	33.87	34.27
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	26,584	12.56	13.43	350,260	1.10	1.10	1.40	23.33	23.70
SST SA Multi-Managed Small Cap Portfolio Class 3	18,037	11.99	13.86	247,120	0.00	1.10	1.70	22.15	22.88
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	19,996	12.63	12.69	252,656	1.41	0.40	0.55	19.45	19.63
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,164,089	12.68	13.08	66,911,477	1.29	1.00	1.95	17.49	18.62
SST SA T. Rowe Price Growth Stock Portfolio Class 3	24,882	16.02	18.64	455,424	0.00	1.10	1.70	27.85	28.62
SST SA Wellington Real Return Portfolio Class 1	7,266	10.54	10.66	76,944	0.33	0.40	0.80	4.84	5.26
SST SA Wellington Real Return Portfolio Class 3	23,408,737	10.35	10.60	271,949,055	0.32	1.00	2.30	3.14	4.49
SAST SA AB Growth Portfolio Class 1	9,156,462	13.25	27.95	418,161,337	0.00	0.55	1.77	32.51	34.13
SAST SA AB Growth Portfolio Class 2	475,058	95.87	106.63	48,812,760	0.00	1.40	1.97	32.05	32.80
SAST SA AB Growth Portfolio Class 3	5,989,180	26.51	30.21	353,127,185	0.00	1.00	2.30	31.49	33.21
SAST SA AB Small & Mid Cap Value Portfolio Class 1	4,069	10.16	10.18	41,424	0.00	0.40	0.55	19.30	19.48
SAST SA AB Small & Mid Cap Value Portfolio Class 2	270,468	36.18	39.14	10,502,610	0.00	1.52	1.97	17.45	17.98
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,897,460	15.75	21.11	343,498,739	0.00	1.00	2.30	17.00	18.53
SAST SA American Funds Asset Allocation Portfolio Class 1	335,415	12.86	12.91	4,319,030	2.91	0.40	0.55	20.55	20.73
SAST SA American Funds Asset Allocation Portfolio Class 3	52,222,684	15.83	18.00	1,050,321,294	1.80	1.00	2.30	18.16	19.70
SAST SA American Funds Global Growth Portfolio Class 1	7,673	11.89	11.92	91,415	0.74	0.40	0.55	34.53	34.73
SAST SA American Funds Global Growth Portfolio Class 3	14,755,988	18.79	22.57	362,404,927	0.80	1.00	2.30	31.86	33.59
SAST SA American Funds Growth Portfolio Class 1	13,028	12.24	12.33	160,128	0.00	0.40	0.80	29.71	30.23
SAST SA American Funds Growth Portfolio Class 3	12,907,285	22.22	24.81	350,406,252	0.00	1.00	2.30	27.43	29.09
SAST SA American Funds Growth-Income Portfolio Class 1	13,323	11.91	11.94	158,760	0.00	0.40	0.55	25.48	25.67
SAST SA American Funds Growth-Income Portfolio Class 3	10,983,835	20.07	21.53	258,117,453	0.00	1.00	2.30	22.89	24.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	10,419	12.44	12.50	130,006	0.75	0.40	0.55	18.16	18.34
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	112,600,523	11.84	14.47	1,724,612,450	0.27	1.00	2.15	15.97	17.31
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,231	11.82	11.91	14,658	1.12	0.55	0.80	15.07	15.36
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	58,117,412	11.33	11.82	708,855,120	0.82	1.00	2.15	13.23	14.54
SAST SA Columbia Technology Portfolio Class 1	1,792,516	8.08	14.08	15,173,722	0.00	0.40	1.77	52.92	55.03
SAST SA Columbia Technology Portfolio Class 2	665,373	7.60	8.42	5,428,998	0.00	1.40	1.97	52.45	53.32
SAST SA Columbia Technology Portfolio Class 3	3,187,470	33.12	33.13	59,637,277	0.00	1.00	2.30	51.58	53.56
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,263,791	10.20	11.42	27,055,774	1.66	0.80	1.77	0.48	1.46
SAST SA DFA Ultra Short Bond Portfolio Class 2	866,109	10.78	11.65	10,017,094	1.50	1.52	1.97	0.16	0.61
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,775,900	7.84	9.55	150,074,756	1.83	1.00	2.30	-0.33	0.98
SAST SA Dogs of Wall Street Portfolio Class 1	754,109	12.85	35.66	27,939,538	2.50	0.40	1.77	22.60	24.29
SAST SA Dogs of Wall Street Portfolio Class 2	165,317	33.74	36.46	5,976,602	2.26	1.52	1.97	22.20	22.75
SAST SA Dogs of Wall Street Portfolio Class 3	3,799,420	20.33	27.78	118,452,677	2.45	1.00	2.30	21.67	23.27
SAST SA Emerging Markets Equity Index Portfolio Class 1	1,447	10.12	10.15	14,683	0.00	0.40	0.55	18.04	18.22
SAST SA Emerging Markets Equity Index Portfolio Class 3	219,368	9.89	9.99	2,181,903	0.00	1.10	1.70	16.39	17.09
SAST SA Federated Corporate Bond Portfolio Class 1	1,670,568	11.67	32.29	55,496,983	4.77	0.40	1.77	12.86	14.42
SAST SA Federated Corporate Bond Portfolio Class 2	549,723	30.45	32.97	17,981,049	4.12	1.52	1.97	12.45	12.96
SAST SA Federated Corporate Bond Portfolio Class 3	26,537,731	12.34	17.06	590,433,063	5.03	1.00	2.30	11.99	13.45

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	4,961	11.12	11.14	55,236	0.39	0.55	0.80	11.22	11.40
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	84,747	11.06	11.10	938,721	0.30	1.00	1.55	10.57	10.98
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	469,192	12.50	40.97	20,147,628	2.39	0.55	1.77	24.00	25.52
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	112,600	38.66	41.82	4,652,649	2.24	1.52	1.97	23.54	24.10
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	6,981,944	13.37	14.50	151,160,749	1.99	1.00	2.30	23.10	24.71
SAST SA Fixed Income Index Portfolio Class 3	1,998,053	10.41	10.59	21,021,148	0.22	1.00	1.80	6.86	7.72
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,711,873	10.16	10.34	17,592,037	0.17	1.00	1.80	4.09	4.92
SAST SA Franklin Small Company Value Portfolio Class 3	7,386,700	16.15	18.73	144,933,900	0.71	1.00	2.30	23.31	24.92
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	10,549	10.82	10.83	114,199	0.32	1.15	1.30	8.22	8.26
SAST SA Global Index Allocation 60-40 Portfolio Class 3	2,909,112	10.79	10.92	31,616,986	0.00	1.00	1.70	15.88	16.70
SAST SA Global Index Allocation 75-25 Portfolio Class 1	5,217		11.06	57,683	0.00		0.55		20.06
SAST SA Global Index Allocation 75-25 Portfolio Class 3	2,902,786	10.76	10.93	31,581,446	0.00	1.00	1.95	18.05	19.18
SAST SA Global Index Allocation 90-10 Portfolio Class 1	71,789	11.00	11.08	793,997	0.00	0.40	0.80	22.28	22.77
SAST SA Global Index Allocation 90-10 Portfolio Class 3	11,822,681	10.79	10.92	128,518,535	0.00	1.00	1.70	20.92	21.77
SAST SA Goldman Sachs Global Bond Portfolio Class 1	848,448	10.87	14.39	19,392,656	0.00	0.55	1.77	4.99	6.28
SAST SA Goldman Sachs Global Bond Portfolio Class 2	223,280	20.70	22.37	4,953,642	0.00	1.52	1.97	4.65	5.12
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,671,530	10.11	11.38	207,424,846	0.00	1.00	2.30	4.18	5.55
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	655		11.18	7,326	2.12		0.40		18.59
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,627,092	10.74	10.97	17,736,976	2.46	1.00	1.95	16.52	17.63
SAST SA Index Allocation 60-40 Portfolio Class 1	3,171		12.54	39,778	0.00		0.55		19.25
SAST SA Index Allocation 60-40 Portfolio Class 3	9,054,020	12.04	12.29	110,358,370	0.00	1.00	1.70	17.55	18.38
SAST SA Index Allocation 80-20 Portfolio Class 1	131,476	13.06	13.12	1,718,802	0.00	0.40	0.55	23.21	23.40
SAST SA Index Allocation 80-20 Portfolio Class 3	16,349,098	12.45	12.80	207,511,352	0.00	1.00	1.95	21.26	22.42
SAST SA Index Allocation 90-10 Portfolio Class 1	200,686	13.32	13.38	2,676,320	0.00	0.40	0.55	25.22	25.41
SAST SA Index Allocation 90-10 Portfolio Class 3	45,263,528	12.70	13.05	586,183,530	0.00	1.00	1.95	23.11	24.28
SAST SA International Index Portfolio Class 1	91,502		10.26	939,193	0.00		0.55		20.53
SAST SA International Index Portfolio Class 3	376,044	10.35	10.48	3,924,596	0.10	1.15	1.70	18.81	19.47
SAST SA Invesco Growth Opportunities Portfolio Class 1	584,174	11.68	13.22	8,080,815	0.00	0.55	1.77	26.71	28.26
SAST SA Invesco Growth Opportunities Portfolio Class 2	226,469	12.46	13.50	3,030,330	0.00	1.52	1.97	26.18	26.74
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,464,009	18.19	23.45	118,572,053	0.00	1.00	2.30	25.77	27.41
SAST SA Invesco VCP Equity-Income Portfolio Class 1	20,120	11.30	11.35	228,190	3.02	0.40	0.55	16.54	16.71
SAST SA Invesco VCP Equity-Income Portfolio Class 3	93,754,669	10.97	12.93	1,276,601,271	1.48	1.00	2.15	14.47	15.79
SAST SA Janus Focused Growth Portfolio Class 1	461,291	13.08	28.75	13,853,744	0.02	0.40	1.77	33.83	35.67
SAST SA Janus Focused Growth Portfolio Class 2	307,301	28.05	29.32	8,931,106	0.00	1.52	1.77	33.65	33.98
SAST SA Janus Focused Growth Portfolio Class 3	3,558,899	20.56	24.27	96,873,773	0.00	1.00	2.30	32.86	34.60
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,606,841	12.19	16.29	48,023,385	1.97	0.40	1.77	16.88	18.49
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	359,583	27.24	29.46	10,532,417	1.30	1.52	1.97	16.49	17.01
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,156,898	14.95	17.21	146,452,520	2.08	1.00	2.30	16.02	17.54
SAST SA JPMorgan Emerging Markets Portfolio Class 1	878,658	9.83	20.35	18,695,795	2.95	0.40	1.77	19.01	20.65
SAST SA JPMorgan Emerging Markets Portfolio Class 2	147,875	19.18	20.76	3,042,380	2.86	1.52	1.97	18.51	19.05
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,722,921	10.97	11.58	103,838,724	2.77	1.00	2.30	18.05	19.60
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,802,201	12.32	21.45	125,680,120	2.43	0.55	1.77	24.93	26.46
SAST SA JPMorgan Equity-Income Portfolio Class 2	153,827	63.57	68.92	10,490,215	2.04	1.52	1.97	24.51	25.07
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,045,127	19.22	20.96	135,241,194	2.36	1.00	2.30	23.95	25.58
SAST SA JPMorgan Global Equities Portfolio Class 1	1,071,376	10.51	33.60	37,591,764	2.25	0.55	1.77	17.79	19.23
SAST SA JPMorgan Global Equities Portfolio Class 2	108,175	31.78	35.12	3,706,157	1.78	1.40	1.97	17.32	17.99
SAST SA JPMorgan Global Equities Portfolio Class 3	1,410,216	14.28	14.91	28,038,965	2.10	1.00	2.30	16.86	18.39
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,361,753	11.16	29.76	42,035,477	2.71	0.40	1.77	7.55	9.03
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	250,513	28.94	30.30	7,548,295	2.10	1.52	1.77	7.40	7.67
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,382,432	10.82	13.41	633,887,209	2.74	1.00	2.30	6.56	7.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,220,138	12.88	18.47	39,239,784	0.00	0.40	1.77	37.13	39.02
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	480,215	29.18	32.38	15,034,433	0.00	1.40	1.97	36.68	37.46
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,604,392	21.76	28.92	112,120,517	0.00	1.00	2.30	36.08	37.86
SAST SA Large Cap Growth Index Portfolio Class 1	46,466		12.53	582,420	0.00		0.55		29.92
SAST SA Large Cap Growth Index Portfolio Class 3	417,934	12.25	12.40	5,155,480	0.02	1.00	1.70	28.20	29.10
SAST SA Large Cap Index Portfolio Class 3	1,471,907	12.57	12.77	18,613,266	0.02	1.00	1.70	28.41	29.31
SAST SA Large Cap Value Index Portfolio Class 1	33,231		12.24	406,753	0.01		0.55		30.81
SAST SA Large Cap Value Index Portfolio Class 3	384,986	11.96	12.10	4,632,952	0.04	1.00	1.70	29.03	29.94
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	4,305,832	25.53	79.12	331,917,040	2.02	1.40	1.77	23.48	23.94
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	600,657	69.63	77.33	44,937,837	1.76	1.40	1.97	23.09	23.80
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	9,987,562	17.86	19.10	362,183,792	1.84	1.10	2.30	22.54	24.01
SAST SA Legg Mason Tactical Opportunities Class 1	2,915	11.40	11.44	33,249	1.66	0.40	0.55	17.98	18.15
SAST SA Legg Mason Tactical Opportunities Class 3	3,590,758	11.04	11.22	40,007,611	1.77	1.00	1.70	16.29	17.11
SAST SA MFS Blue Chip Growth Portfolio Class 1	510,878	14.87	18.97	8,023,280	0.59	1.52	1.77	29.90	30.23
SAST SA MFS Blue Chip Growth Portfolio Class 2	210,752	14.07	15.21	3,175,985	0.36	1.52	1.97	29.55	30.14
SAST SA MFS Blue Chip Growth Portfolio Class 3	4,556,972	21.39	23.02	94,474,080	0.37	1.00	2.30	28.87	30.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	844,619	12.36	25.42	48,088,946	0.92	0.55	1.77	29.48	31.07
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	148,668	52.46	56.60	8,338,235	0.67	1.52	1.97	29.09	29.68
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	7,057,065	19.56	23.48	225,270,232	0.64	1.00	2.30	28.51	30.19
SAST SA MFS Total Return Portfolio Class 1	2,190,385	12.39	22.00	106,304,110	2.23	0.40	1.77	18.25	19.88
SAST SA MFS Total Return Portfolio Class 2	483,185	44.47	48.12	22,991,542	2.13	1.52	1.97	17.78	18.32
SAST SA MFS Total Return Portfolio Class 3	6,910,281	14.82	16.56	184,317,565	2.15	1.00	2.30	17.33	18.86
SAST SA Mid Cap Index Portfolio Class 1	1,255		11.12	13,957	0.00		0.55		24.82
SAST SA Mid Cap Index Portfolio Class 3	695,761	11.07	11.31	7,819,510	0.00	1.00	1.95	22.78	23.95
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,609,167	15.74	16.51	26,550,405	2.35	1.52	1.77	18.52	18.81
SAST SA Morgan Stanley International Equities Portfolio Class 2	578,876	14.87	16.08	9,231,971	2.17	1.52	1.97	18.03	18.56

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,251,764	10.93	11.59	103,291,412	2.31	1.00	2.30	17.46	19.00
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	580,880	42.97	45.07	26,140,659	1.19	1.52	1.77	29.60	29.93
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2	81,452	40.48	43.86	3,549,185	0.91	1.52	1.97	29.13	29.71
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	2,047,056	19.16	20.86	57,141,250	1.02	1.00	2.30	28.59	30.27
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	83,674,404	11.80	13.23	1,165,508,351	0.00	1.00	2.15	16.24	17.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,062,003	33.65	35.24	37,372,402	7.18	1.52	1.77	12.86	13.15
SAST SA PineBridge High-Yield Bond Portfolio Class 2	228,772	31.64	34.30	7,770,036	6.27	1.52	1.97	12.44	12.95
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,641,329	12.94	15.25	97,140,054	7.46	1.00	2.30	11.86	13.32
SAST SA Putnam International Growth and Income Portfolio Class 1	1,324,612	12.00	17.87	23,063,747	2.40	1.40	1.77	18.21	18.65
SAST SA Putnam International Growth and Income Portfolio Class 2	272,386	15.84	17.08	4,607,180	2.19	1.52	1.97	17.77	18.31
SAST SA Putnam International Growth and Income Portfolio Class 3	6,012,443	11.37	15.21	89,195,939	2.22	1.10	2.17	17.45	18.72
SAST SA Schroders VCP Global Allocation Portfolio Class 1	14,554	11.99	12.05	174,914	2.09	0.40	0.55	18.67	18.84
SAST SA Schroders VCP Global Allocation Portfolio Class 3	43,336,439	11.44	12.34	551,865,273	1.39	1.00	2.15	16.39	17.73
SAST SA Small Cap Index Portfolio Class 1	3,948	10.85	10.88	42,919	0.00	0.40	0.55	24.00	24.19
SAST SA Small Cap Index Portfolio Class 3	633,638	10.70	10.92	6,875,897	0.00	1.00	1.95	22.10	23.26
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	15,922	12.00	12.04	191,336	1.44	0.40	0.55	23.99	24.17
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	15,476,317	11.57	11.82	181,776,562	1.10	1.00	1.95	21.86	23.02
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,836		13.03	89,101	1.55		0.55		21.78
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	95,116,540	12.28	13.30	1,305,919,982	1.45	1.00	2.15	19.67	21.06
SAST SA Templeton Foreign Value Portfolio Class 2	521,383	17.97	19.69	10,209,894	0.09	1.52	1.97	9.86	10.35
SAST SA Templeton Foreign Value Portfolio Class 3	23,808,636	9.99	10.80	330,274,799	0.08	1.00	2.30	9.35	10.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	16,851	12.93	13.03	219,556	0.00	0.55	0.80	19.85	20.15
SAST SA VCP Dynamic Allocation Portfolio Class 3	555,505,119	12.28	14.66	8,625,244,704	0.00	1.00	2.15	17.83	19.20
SAST SA VCP Dynamic Strategy Portfolio Class 1	17,251		12.73	219,559	0.00		0.55		19.07
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,907,326	12.06	14.29	5,476,551,697	0.00	1.00	2.15	16.87	18.22
SAST SA VCP Index Allocation Portfolio Class 3	28,329,526	11.36	11.60	326,664,409	0.08	1.00	1.95	20.62	21.77
SAST SA WellsCap Aggressive Growth Portfolio Class 1	862,406	17.09	33.87	29,155,236	0.00	1.52	1.77	36.81	37.15
SAST SA WellsCap Aggressive Growth Portfolio Class 2	95,439	30.40	32.91	3,113,641	0.00	1.52	1.97	36.34	36.95
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,279,763	19.13	19.89	29,874,882	0.00	1.00	2.30	35.77	37.55
VALIC Company I International Equities Index Fund	453,139	11.77	11.79	5,326,758	3.32	1.10	1.40	19.61	19.97
VALIC Company I International Socially Responsible Fund	77,005	13.98	14.59	1,112,681	1.79	1.10	1.40	24.23	24.60
VALIC Company I Mid Cap Index Fund	298,461	14.11	15.22	4,437,633	1.36	1.10	1.40	23.96	24.34
VALIC Company I Nasdaq-100 Index Fund	169,983	18.30	21.01	3,496,878	0.39	1.10	1.70	36.33	37.15
VALIC Company I Small Cap Index Fund	243,970	12.87	15.24	3,556,921	1.11	1.10	1.70	23.04	23.78
VALIC Company I Stock Index Fund	787,087	15.28	16.92	13,142,385	1.49	1.10	1.70	28.88	29.66

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	2,027,113	25.46	26.52	53,635,417	1.66	1.52	1.77	-6.29	-6.05
American Funds IS Asset Allocation Fund Class 3	366,615	79.35	81.05	29,685,528	1.65	1.30	1.40	-5.83	-5.74
American Funds IS Capital Income Builder Class 4	250,680	9.55	10.11	2,525,208	2.45	1.10	1.70	-8.82	-8.27
American Funds IS Global Growth Fund Class 2	3,735,343	35.96	38.70	143,495,683	0.67	1.52	1.97	-10.83	-10.42
American Funds IS Growth Fund Class 2	5,540,310	38.85	41.80	229,575,955	0.45	1.52	1.97	-2.20	-1.76
American Funds IS Growth Fund Class 3	479,248	382.29	390.47	187,004,336	0.52	1.30	1.40	-1.58	-1.48
American Funds IS Growth-Income Fund Class 2	6,574,494	31.25	33.64	219,436,501	1.44	1.52	1.97	-3.71	-3.28
American Funds IS Growth-Income Fund Class 3	554,349	248.36	253.67	140,467,092	1.48	1.30	1.40	-3.09	-3.00
American Funds IS High-Income Bond Fund Class 3	92,070	100.94	103.09	9,485,774	6.15	1.30	1.40	-3.70	-3.60
American Funds IS International Fund Class 3	378,965	61.42	62.73	23,747,070	1.73	1.30	1.40	-14.32	-14.23
American Funds IS Ultra-Short Bond Fund Class 3	228,920	19.31	19.72	4,514,142	0.95	1.30	1.40	-0.04	0.06
American Funds IS US Government/AAA-Rated Securities Fund Class 3	220,852	39.48	40.32	8,898,646	1.73	1.30	1.40	-0.70	-0.60
AST SA BlackRock Multi-Asset Income Portfolio Class 1	5,476		10.00	54,731	9.29		0.55		-4.29
AST SA BlackRock Multi-Asset Income Portfolio Class 3	2,645,609	9.73	10.88	29,724,213	6.31	1.00	1.90	-5.81	-4.96
AST SA PGI Asset Allocation Portfolio Class 1	1,793,441	39.67	41.46	74,336,943	2.56	1.52	1.77	-6.23	-5.99
AST SA PGI Asset Allocation Portfolio Class 2	109,306	37.45	40.41	4,326,410	2.40	1.52	1.97	-6.53	-6.11
AST SA PGI Asset Allocation Portfolio Class 3	1,723,951	12.73	15.37	38,510,997	2.41	1.00	2.30	-6.94	-5.72
AST SA Wellington Capital Appreciation Portfolio Class 1	2,068,924	31.63	122.29	248,755,581	0.00	1.52	1.77	-2.50	-2.26
AST SA Wellington Capital Appreciation Portfolio Class 2	311,492	111.96	121.55	36,836,898	0.00	1.40	1.97	-2.83	-2.27
AST SA Wellington Capital Appreciation Portfolio Class 3	7,461,856	18.39	27.14	365,803,763	0.00	1.00	2.30	-3.25	-1.98
AST SA Wellington Government and Quality Bond Portfolio Class 1	2,354,788	13.87	21.23	49,625,212	2.01	1.52	1.77	-1.70	-1.46
AST SA Wellington Government and Quality Bond Portfolio Class 2	893,686	19.22	20.73	18,364,951	1.83	1.52	1.97	-2.05	-1.61
AST SA Wellington Government and Quality Bond Portfolio Class 3	27,592,588	10.09	11.02	414,808,827	1.82	1.00	2.30	-2.49	-1.21
AST SA Wellington Growth Portfolio Class 1	-	60.65	63.40	-	2.29	1.52	1.77	5.11	5.32
AST SA Wellington Growth Portfolio Class 2	-	57.55	61.89	-	2.01	1.52	1.97	4.82	5.20
AST SA Wellington Growth Portfolio Class 3	-	16.02	18.31	-	1.81	1.10	2.15	4.55	5.44
AST SA Wellington Natural Resources Portfolio Class 1	-	43.99	45.99	-	4.15	1.52	1.77	3.40	3.61
AST SA Wellington Natural Resources Portfolio Class 2	-	41.74	45.00	-	4.09	1.52	1.97	3.09	3.46

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AST SA Wellington Natural Resources Portfolio Class 3	-	8.64	9.97	-	3.73	1.00	2.30	2.76	3.84
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,651,239	10.24	10.40	27,408,241	1.58	1.00	1.70	-9.37	-8.73
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	41,385	9.98	10.69	435,002	0.62	1.10	1.70	-6.79	-6.22
BlackRock Global Allocation V.I. Fund Class III	227,133	9.61	10.25	2,261,002	0.89	1.10	1.70	-9.15	-8.60
BlackRock iShares Alternative Strategies VI Fund Class III	-	10.83	11.77	-	0.00	1.10	1.70	1.01	1.41
BlackRock iShares Dynamic Fixed Income VI Fund Class III	-	9.86	10.03	-	0.00	1.10	1.40	-2.23	-2.16
BlackRock iShares Equity Appreciation VI Fund Class 3	-	11.15	11.73	-	0.00	1.10	1.40	-2.21	-2.14
Columbia VP Asset Allocation Fund Class 1	37,168	17.04	17.80	661,579	1.62	1.52	1.77	-6.21	-5.97
Columbia VP Dividend Opportunity Fund Class 1	86,513	17.06	17.85	1,537,452	0.00	1.52	1.77	-7.39	-7.16
Columbia VP Emerging Markets Bond Fund Class 2	7,341	10.14	10.38	76,171	8.83	1.10	1.70	-8.95	-8.40
Columbia VP Income Opportunities Fund Class 1	382,858	22.55	24.80	9,306,131	5.04	1.52	2.17	-5.83	-5.21
Columbia VP Large Cap Growth Fund Class 1	1,625,494	12.27	12.49	20,238,170	0.00	1.52	2.17	-6.01	-5.40
Columbia VP Limited Duration Credit Fund Class 2	26,182	9.79	9.86	258,065	3.06	1.10	1.35	-1.36	-1.12
Columbia VP Loomis Sayles Growth Fund Class 1	126,507	13.07	13.16	1,661,792	0.00	1.52	1.77	-4.12	-3.88
Columbia VP Mid Cap Growth Opportunity Fund Class 1	17,904	16.93	19.35	340,403	0.00	1.52	2.02	-6.69	-6.21
Columbia VP Overseas Core Fund Class 2	116,243	9.90	9.96	1,157,471	2.54	1.52	1.77	-18.28	-18.08
Columbia VP Small Company Growth Fund Class 1	29,151	21.91	22.93	663,985	0.00	1.52	1.77	-3.49	-3.24
FTVIP Franklin Allocation VIP Fund Class 2	2,974,892	11.63	13.27	37,671,148	3.24	1.10	2.30	-11.71	-10.64
FTVIP Franklin Income VIP Fund Class 2	8,438,188	11.57	12.95	119,326,659	4.91	1.00	2.30	-6.49	-5.26
FTVIP Franklin Strategic Income VIP Fund Class 2	78,987	9.77	10.00	780,788	2.24	1.10	1.70	-3.79	-3.21
Goldman Sachs VIT Global Trends Allocation Fund Service Class	4,879	9.75	10.36	50,390	0.69	1.10	1.35	-5.63	-5.39
Goldman Sachs VIT Government Money Market Fund Institutional Class	70,384		10.14	713,660	0.31		0.55		1.17
Goldman Sachs VIT Government Money Market Fund Service Class	8,510,198	9.69	9.91	83,717,300	1.31	1.10	1.95	-0.49	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	88,650	8.66	8.75	773,374	2.25	1.10	1.70	-8.67	-8.12
Goldman Sachs VIT Strategic Income Fund Advisor Class	-	9.12	9.28	-	0.19	1.10	1.70	-0.26	-0.06
Invesco V.I. American Franchise Fund Series II	863,349	16.38	20.03	17,796,063	0.00	1.10	2.30	-6.09	-4.95
Invesco V.I. Balanced-Risk Allocation Fund Series II	74,606	10.21	10.63	784,492	1.50	1.10	1.40	-8.02	-7.74
Invesco V.I. Comstock Fund Series II	13,750,195	13.28	15.09	255,260,543	1.47	1.10	2.30	-14.37	-13.33
Invesco V.I. Growth and Income Fund Series II	17,989,340	13.27	15.07	353,879,831	1.82	1.10	2.30	-15.57	-14.54
Ivy VIP Asset Strategy Class II	40,786	9.00	9.51	381,131	2.09	1.10	1.70	-7.04	-6.48
Lord Abbett Bond Debenture Portfolio Class VC	100,706	10.39	11.10	1,111,216	5.28	1.10	1.70	-5.65	-5.08
Lord Abbett Fundamental Equity Portfolio Class VC	23,422	10.96	11.44	266,826	1.57	1.10	1.40	-9.44	-9.17
Lord Abbett Growth and Income Portfolio Class VC	8,937,979	13.55	13.81	154,146,994	1.34	1.00	2.30	-10.25	-9.06
Lord Abbett Mid Cap Stock Portfolio Class VC	625,120	18.96	19.77	12,326,676	0.65	1.52	1.77	-16.54	-16.33
Lord Abbett Short Duration Income Portfolio Class VC	171,712	9.97	10.24	1,748,919	4.07	1.10	1.70	-0.56	0.04
Morgan Stanley VIF Global Infrastructure Portfolio Class II	108,208	9.17	9.93	1,060,626	2.93	1.10	1.70	-9.45	-8.90
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	93,968	8.56	8.93	834,488	0.00	1.10	1.70	-8.36	-7.81
PIMCO All Asset Portfolio Advisor Class	4,334	10.15	10.18	44,132	3.47	1.10	1.35	-6.72	-6.49
PIMCO Dynamic Bond Portfolio Advisor Class	83,765	10.17	10.39	865,952	2.80	1.10	1.70	-0.79	-0.19
PIMCO Emerging Markets Bond Portfolio Advisor Class	22,441	10.57	10.86	237,457	4.36	1.10	1.40	-6.16	-5.88
PVC Diversified International Account Class 1	83,344	7.16	7.63	629,548	2.20	1.40	1.80	-19.02	-18.69
PVC Equity Income Account Class 1	585,103	17.61	18.88	10,949,628	1.88	1.40	1.80	-6.72	-6.34
PVC Equity Income Account Class 2	384,146	16.42	16.99	6,616,984	1.75	1.52	1.95	-7.08	-6.68
PVC Government & High Quality Bond Account Class 1	178,972	8.08	8.65	1,508,552	3.52	1.40	1.80	-0.90	-0.50
PVC Income Account Class 1	299,013	10.36	11.11	3,285,269	4.25	1.40	1.80	-1.02	-0.63
PVC Income Account Class 2	154,338	9.73	10.42	1,600,955	4.02	1.55	1.95	-1.48	-1.08
PVC LargeCap Growth Account Class 1	40,451	12.48	13.39	536,163	0.24	1.40	1.80	-8.96	-8.60
PVC LargeCap Growth Account Class 2	33,471	11.71	12.53	416,736	0.10	1.55	1.95	-9.33	-8.97
PVC MidCap Account Class 1	65,169	22.79	24.42	1,565,530	0.27	1.40	1.80	-8.22	-7.85
PVC MidCap Account Class 2	31,145	21.22	22.73	702,572	0.05	1.55	1.95	-8.60	-8.23
PVC Principal Capital Appreciation Account Class 1	343,884	23.85	25.58	8,741,294	1.17	1.40	1.80	-5.14	-4.76
PVC Principal Capital Appreciation Account Class 2	78,200	22.19	23.77	1,843,740	0.96	1.55	1.95	-5.51	-5.13
PVC Real Estate Securities Account Class 1	11,015	30.66	32.74	359,551	1.86	1.40	1.80	-5.93	-5.55
PVC Real Estate Securities Account Class 2	6,759	30.22	31.26	210,152	1.47	1.55	1.70	-6.09	-5.95
PVC SAM Balanced Portfolio Class 1	1,715,857	15.01	16.10	26,908,063	3.13	1.40	1.80	-6.75	-6.37
PVC SAM Balanced Portfolio Class 2	1,628,873	14.06	15.13	24,368,794	2.97	1.52	1.95	-7.09	-6.69
PVC SAM Conservative Balanced Portfolio Class 1	251,091	10.35	11.09	2,740,149	3.39	1.40	1.80	-5.22	-4.84
PVC SAM Conservative Balanced Portfolio Class 2	289,548	9.70	14.54	3,004,255	3.23	1.52	1.95	-5.62	-5.21
PVC SAM Conservative Growth Portfolio Class 1	750,535	16.11	17.27	12,656,289	2.84	1.40	1.80	-8.30	-7.93
PVC SAM Conservative Growth Portfolio Class 2	851,118	15.04	16.16	13,549,050	2.55	1.52	1.95	-8.63	-8.23
PVC SAM Flexible Income Portfolio Class 1	384,409	11.62	12.47	4,675,908	3.85	1.40	1.80	-3.73	-3.34
PVC SAM Flexible Income Portfolio Class 2	407,965	10.90	14.41	4,747,560	3.73	1.52	1.95	-4.10	-3.68
PVC SAM Strategic Growth Portfolio Class 1	160,039	17.54	18.78	2,954,716	2.20	1.40	1.80	-10.24	-9.88
PVC SAM Strategic Growth Portfolio Class 2	311,190	16.38	17.65	5,389,174	2.17	1.52	1.95	-10.64	-10.25
PVC Short-Term Income Account Class 1	218,942	7.33	7.86	1,647,806	1.94	1.40	1.80	-0.79	-0.39
PVC SmallCap Account Class 1	38,198	11.73	12.56	468,247	0.30	1.40	1.80	-12.49	-12.14

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC SmallCap Account Class 2	24,566	10.96	11.69	286,110	0.09	1.55	1.95	-12.89	-12.54
SST SA Allocation Balanced Portfolio Class 3	8,015,704	10.02	13.47	117,529,485	4.50	1.00	2.30	-6.14	-4.90
SST SA Allocation Growth Portfolio Class 1	12,900		10.59	136,656	3.97		0.55		-7.42
SST SA Allocation Growth Portfolio Class 3	5,568,909	10.08	14.70	88,235,297	4.32	1.00	2.15	-9.18	-8.13
SST SA Allocation Moderate Growth Portfolio Class 1	2,624		10.53	27,629	4.46		0.55		-6.25
SST SA Allocation Moderate Growth Portfolio Class 3	12,410,306	10.07	13.71	184,982,706	4.25	1.00	2.30	-8.08	-6.87
SST SA Allocation Moderate Portfolio Class 1	-		11.35	-	0.00		0.55		2.42
SST SA Allocation Moderate Portfolio Class 3	11,146,630	10.07	13.73	166,597,503	4.30	1.00	2.30	-7.13	-5.91
SST SA Columbia Focused Growth Portfolio Class 3	-	13.12	13.56	-	0.00	1.10	1.40	9.69	9.96
SST SA Columbia Focused Value Portfolio Class 3	10,059	11.14	12.11	120,245	4.28	1.10	1.70	-13.63	-13.11
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	17,128	9.96	10.17	171,227	2.03	1.10	1.40	-2.67	-2.37
SST SA Multi-Managed International Equity Portfolio Class 3	39,785	9.59	9.61	379,801	2.70	1.10	1.40	-15.66	-15.41
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	10,417	12.70	13.48	136,207	0.40	1.10	1.40	-3.33	-3.04
SST SA Multi-Managed Large Cap Value Portfolio Class 3	19,081	10.56	11.03	204,053	2.10	1.10	1.40	-11.21	-10.94
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	29,475	11.92	12.78	366,656	0.00	1.10	1.40	-5.07	-4.79
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	27,240	10.18	10.86	290,090	0.69	1.10	1.40	-13.29	-13.03
SST SA Multi-Managed Small Cap Portfolio Class 3	20,102	9.82	11.28	222,228	0.00	1.10	1.70	-13.27	-12.74
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	20,206	10.57	10.60	213,707	2.17	0.40	0.55	-9.05	-8.91
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	4,285,300	10.80	11.03	46,933,229	2.38	1.00	1.95	-10.54	-9.68
SST SA T. Rowe Price Growth Stock Portfolio Class 3	25,208	12.53	14.49	359,324	0.00	1.10	1.70	-3.10	-2.52
SST SA Wellington Real Return Portfolio Class 3	23,246,639	9.90	10.28	259,394,966	3.35	1.00	2.30	-2.49	-1.20
SAST SA AB Growth Portfolio Class 1	3,443,973	21.09	80.56	275,198,633	0.00	1.52	1.77	0.51	0.77
SAST SA AB Growth Portfolio Class 2	508,844	72.60	80.29	39,379,869	0.00	1.40	1.97	0.15	0.73
SAST SA AB Growth Portfolio Class 3	6,618,140	19.90	22.98	307,040,245	0.00	1.00	2.30	-0.28	1.04
SAST SA AB Small & Mid Cap Value Portfolio Class 2	309,550	30.80	33.18	10,195,432	0.51	1.52	1.97	-16.90	-16.52
SAST SA AB Small & Mid Cap Value Portfolio Class 3	13,241,903	13.29	18.04	323,869,520	0.32	1.00	2.30	-17.26	-16.17
SAST SA American Funds Asset Allocation Portfolio Class 1	66,637	10.66	10.69	710,711	5.38	0.40	0.55	-5.14	-5.00
SAST SA American Funds Asset Allocation Portfolio Class 3	42,900,760	13.22	15.23	721,085,470	3.09	1.00	2.30	-7.05	-5.83
SAST SA American Funds Global Growth Portfolio Class 3	17,769,533	14.06	17.12	328,237,498	1.15	1.00	2.30	-11.35	-10.18
SAST SA American Funds Growth Portfolio Class 1	6,005		9.46	56,785	5.55		0.55		-5.44
SAST SA American Funds Growth Portfolio Class 3	13,489,990	17.21	19.47	284,102,252	0.94	1.00	2.30	-2.80	-1.52
SAST SA American Funds Growth-Income Portfolio Class 1	4,976		9.49	47,237	14.80		0.55		-5.07
SAST SA American Funds Growth-Income Portfolio Class 3	11,818,330	16.12	17.52	223,453,052	2.71	1.00	2.30	-4.29	-3.03
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	3,209		10.53	33,789	3.37		0.55		-5.42
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	111,175,437	10.09	12.48	1,455,963,780	1.60	1.00	2.15	-7.16	-6.08
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,096	10.27	10.32	11,316	1.79	0.55	0.80	-6.30	-6.06
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	57,785,191	9.89	10.44	617,386,703	1.13	1.00	2.15	-7.77	-6.70
SAST SA Boston Company Capital Growth Portfolio Class 1	-	15.42	16.12	-	0.70	1.52	1.77	12.89	13.12
SAST SA Boston Company Capital Growth Portfolio Class 2	-	14.63	15.73	-	0.48	1.52	1.97	12.61	13.02
SAST SA Boston Company Capital Growth Portfolio Class 3	-	14.20	17.64	-	0.24	1.10	2.17	12.35	13.31
SAST SA Columbia Technology Portfolio Class 1	1,824,181	5.28	5.52	10,066,837	0.00	1.52	1.77	-9.77	-9.54
SAST SA Columbia Technology Portfolio Class 2	672,291	4.98	5.49	3,579,530	0.00	1.40	1.97	-10.09	-9.58
SAST SA Columbia Technology Portfolio Class 3	3,462,048	21.45	21.86	38,978,966	0.00	1.10	2.30	-10.44	-9.35
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,172,845	10.06	11.36	25,796,887	1.01	0.80	1.77	-0.25	0.73
SAST SA DFA Ultra Short Bond Portfolio Class 2	611,587	10.76	11.58	7,017,812	1.07	1.52	1.97	-0.62	-0.17
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,119,441	7.87	9.45	143,712,140	0.81	1.00	2.30	-1.08	0.22
SAST SA Dogs of Wall Street Portfolio Class 1	784,425	29.08	30.42	23,839,608	2.45	1.52	1.77	-2.06	-1.82
SAST SA Dogs of Wall Street Portfolio Class 2	163,784	27.62	29.70	4,813,297	2.19	1.52	1.97	-2.38	-1.94
SAST SA Dogs of Wall Street Portfolio Class 3	3,860,528	16.49	22.83	98,522,734	2.19	1.00	2.30	-2.83	-1.55
SAST SA Emerging Markets Equity Index Portfolio Class 3	54,845	8.50	8.53	466,837	1.24	1.10	1.55	-14.97	-14.71
SAST SA Federated Corporate Bond Portfolio Class 1	1,491,059	28.61	29.93	44,558,381	4.10	1.52	1.77	-4.56	-4.32
SAST SA Federated Corporate Bond Portfolio Class 2	416,786	27.08	29.19	12,046,973	3.88	1.52	1.97	-4.87	-4.44
SAST SA Federated Corporate Bond Portfolio Class 3	26,035,265	10.88	15.24	521,623,142	4.01	1.00	2.30	-5.28	-4.03
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	530,039	33.04	34.57	18,311,806	2.35	1.52	1.77	-8.11	-7.88
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	131,542	31.29	33.70	4,383,222	2.20	1.52	1.97	-8.44	-8.02
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	8,050,829	10.86	11.56	141,767,083	2.12	1.10	2.30	-8.88	-7.77
SAST SA Fixed Income Index Portfolio Class 3	726,349	9.74	9.84	7,114,280	4.22	1.00	1.80	-2.66	-1.87
SAST SA Fixed Income Intermediate Index Portfolio Class 3	904,133	9.76	9.86	8,881,226	3.42	1.00	1.80	-1.47	-0.68
SAST SA Franklin Small Company Value Portfolio Class 3	8,627,581	12.93	15.19	136,229,785	0.72	1.00	2.30	-15.00	-13.88
SAST SA Global Index Allocation 60-40 Portfolio Class 1	5,561		9.40	52,293	0.20		0.55		-5.97
SAST SA Global Index Allocation 60-40 Portfolio Class 3	1,263,733	9.31	9.36	11,800,590	2.67	1.00	1.70	-6.88	-6.44
SAST SA Global Index Allocation 75-25 Portfolio Class 1	819		9.21	7,546	0.00		0.55		-7.91
SAST SA Global Index Allocation 75-25 Portfolio Class 3	1,603,092	9.11	9.17	14,673,510	2.66	1.00	1.95	-8.89	-8.31
SAST SA Global Index Allocation 90-10 Portfolio Class 1	1,766	9.01	9.02	15,929	3.06	0.40	0.55	-9.88	-9.79
SAST SA Global Index Allocation 90-10 Portfolio Class 3	6,171,131	8.92	8.97	55,235,714	2.69	1.00	1.70	-10.75	-10.33
SAST SA Goldman Sachs Global Bond Portfolio Class 1	791,876	10.23	13.71	17,196,182	3.78	0.55	1.77	-4.20	-3.02

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Goldman Sachs Global Bond Portfolio Class 2	164,951	19.78	21.28	3,468,947	3.68	1.52	1.97	-4.50	-4.07
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,384,149	9.58	10.93	194,760,814	3.84	1.00	2.30	-4.94	-3.69
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	701		9.43	6,613	1.33		0.40		-8.66
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	853,362	9.22	9.33	7,931,309	1.93	1.00	1.95	-10.31	-9.44
SAST SA Index Allocation 60-40 Portfolio Class 1	3,248		10.52	34,164	3.32		0.55		-5.15
SAST SA Index Allocation 60-40 Portfolio Class 3	5,946,132	10.24	10.38	61,387,538	4.27	1.00	1.70	-6.49	-5.83
SAST SA Index Allocation 80-20 Portfolio Class 1	97,002	10.60	10.63	1,029,125	3.61	0.40	0.55	-7.00	-6.86
SAST SA Index Allocation 80-20 Portfolio Class 3	11,725,309	10.26	10.45	121,890,431	4.11	1.00	1.95	-8.58	-7.70
SAST SA Index Allocation 90-10 Portfolio Class 1	152,518	10.64	10.67	1,622,924	6.29	0.40	0.55	-8.00	-7.86
SAST SA Index Allocation 90-10 Portfolio Class 3	34,522,396	10.31	10.50	360,711,595	4.27	1.00	1.95	-9.48	-8.61
SAST SA International Index Portfolio Class 3	125,090	8.73	8.77	1,094,458	3.94	1.15	1.55	-15.59	-15.25
SAST SA Invesco Growth Opportunities Portfolio Class 1	617,701	10.43	10.91	6,730,249	0.00	1.52	1.77	-6.44	-6.20
SAST SA Invesco Growth Opportunities Portfolio Class 2	216,380	9.87	10.65	2,281,204	0.00	1.52	1.97	-6.71	-6.28
SAST SA Invesco Growth Opportunities Portfolio Class 3	7,673,370	14.20	18.64	110,610,502	0.00	1.10	2.30	-7.19	-6.06
SAST SA Invesco VCP Equity-Income Portfolio Class 1	1,750		9.69	16,959	3.40		0.55		-10.41
SAST SA Invesco VCP Equity-Income Portfolio Class 3	96,209,892	9.47	11.30	1,135,065,130	2.62	1.00	2.15	-12.09	-11.07
SAST SA Janus Focused Growth Portfolio Class 1	440,267	21.48	22.47	9,881,710	0.00	1.52	1.77	-0.47	-0.22
SAST SA Janus Focused Growth Portfolio Class 2	371,093	20.99	21.89	8,055,511	0.00	1.52	1.77	-0.65	-0.40
SAST SA Janus Focused Growth Portfolio Class 3	4,079,713	15.27	18.27	82,938,277	0.00	1.00	2.30	-1.27	0.03
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,418,413	10.25	13.94	36,219,428	1.56	0.55	1.77	-9.33	-8.21
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	252,488	23.38	25.18	6,271,020	1.37	1.52	1.97	-9.67	-9.26
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,060,639	12.72	14.83	123,595,292	1.48	1.00	2.30	-10.07	-8.89
SAST SA JPMorgan Emerging Markets Portfolio Class 1	971,631	17.10	26.77	17,399,983	2.11	1.52	1.77	-20.82	-20.62
SAST SA JPMorgan Emerging Markets Portfolio Class 2	174,821	16.18	17.43	3,018,765	1.96	1.52	1.97	-21.06	-20.70
SAST SA JPMorgan Emerging Markets Portfolio Class 3	7,481,053	9.17	9.81	97,478,253	1.99	1.00	2.30	-21.41	-20.38
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,841,880	17.17	56.62	102,760,897	2.11	1.52	1.77	-6.15	-5.91
SAST SA JPMorgan Equity-Income Portfolio Class 2	136,711	51.06	55.10	7,447,510	1.98	1.52	1.97	-6.47	-6.04
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,403,489	15.31	16.91	116,686,445	1.86	1.00	2.30	-6.87	-5.64
SAST SA JPMorgan Global Equities Portfolio Class 1	1,127,984	28.53	29.85	33,573,442	1.86	1.52	1.77	-12.64	-12.42
SAST SA JPMorgan Global Equities Portfolio Class 2	102,374	27.09	29.77	2,977,589	1.67	1.40	1.97	-12.93	-12.43
SAST SA JPMorgan Global Equities Portfolio Class 3	1,436,925	12.22	12.60	24,786,516	1.60	1.00	2.30	-13.33	-12.19
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,166,514	27.67	28.89	33,662,563	2.38	1.52	1.77	-2.30	-2.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	177,657	26.94	28.14	4,960,688	2.30	1.52	1.77	-2.45	-2.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	36,443,133	10.02	12.59	579,599,929	2.23	1.00	2.30	-2.97	-1.69
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,238,303	13.47	23.64	29,053,754	0.00	1.52	1.77	-6.56	-6.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	467,787	21.35	23.55	10,662,385	0.00	1.40	1.97	-6.91	-6.37
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	4,129,355	15.79	21.25	93,285,308	0.00	1.00	2.30	-7.29	-6.07
SAST SA Large Cap Growth Index Portfolio Class 3	28,048	9.57	9.60	268,780	0.59	1.00	1.55	-4.34	-3.99
SAST SA Large Cap Index Portfolio Class 3	989,431	9.79	9.85	9,708,834	4.23	1.15	1.70	-6.60	-6.08
SAST SA Large Cap Value Index Portfolio Class 3	53,221	9.27	9.30	494,134	1.42	1.10	1.70	-7.34	-6.97
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	4,500,717	20.68	62.70	279,867,530	1.73	1.52	1.77	-10.25	-10.02
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	574,400	56.57	62.46	34,755,204	1.58	1.40	1.97	-10.59	-10.08
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	11,611,118	14.40	15.59	343,641,816	1.44	1.10	2.30	-10.94	-9.86
SAST SA Legg Mason Tactical Opportunities Class 1	2,943	9.66	9.68	28,446	1.80	0.40	0.55	-6.24	-6.10
SAST SA Legg Mason Tactical Opportunities Class 3	2,154,110	9.50	9.58	20,557,995	2.35	1.00	1.70	-7.55	-6.90
SAST SA MFS Blue Chip Growth Portfolio Class 1	542,748	11.45	14.57	6,575,065	0.42	1.52	1.77	-6.92	-6.69
SAST SA MFS Blue Chip Growth Portfolio Class 2	190,402	10.86	11.69	2,205,767	0.24	1.52	1.97	-7.31	-6.89
SAST SA MFS Blue Chip Growth Portfolio Class 3	5,236,314	16.39	17.86	82,905,041	0.15	1.00	2.30	-7.65	-6.43
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	909,834	19.63	44.76	40,520,445	0.83	1.52	1.77	-7.05	-6.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	148,627	40.64	43.65	6,427,721	0.64	1.52	1.97	-7.40	-6.98
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	8,507,113	15.03	18.27	210,166,265	0.54	1.00	2.30	-7.80	-6.58
SAST SA MFS Telecom Utility Portfolio Class 1	-	26.05	27.23	-	4.45	1.52	1.77	2.38	2.58
SAST SA MFS Telecom Utility Portfolio Class 2	-	25.50	26.57	-	4.30	1.52	1.77	2.28	2.49
SAST SA MFS Telecom Utility Portfolio Class 3	-	12.77	17.86	-	4.05	1.10	2.30	1.77	2.76
SAST SA MFS Total Return Portfolio Class 1	2,137,865	10.33	18.61	87,756,849	2.10	0.40	1.77	-7.42	-6.13
SAST SA MFS Total Return Portfolio Class 2	572,961	37.75	40.67	23,067,850	1.92	1.52	1.97	-7.72	-7.31
SAST SA MFS Total Return Portfolio Class 3	6,598,640	12.47	14.11	152,963,635	1.91	1.00	2.30	-8.14	-6.93
SAST SA Mid Cap Index Portfolio Class 3	197,838	9.02	9.11	1,797,752	1.46	1.15	1.95	-13.57	-12.87
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,612,319	13.28	13.89	22,389,028	1.24	1.52	1.77	-15.48	-15.27
SAST SA Morgan Stanley International Equities Portfolio Class 2	566,991	12.60	13.56	7,621,150	1.09	1.52	1.97	-15.72	-15.34
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,888,603	9.30	9.74	95,609,192	0.97	1.00	2.30	-16.10	-15.00
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	593,991	33.15	34.69	20,578,242	1.13	1.52	1.77	-9.49	-9.26
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2	86,357	31.35	33.82	2,896,117	0.93	1.52	1.97	-9.81	-9.40
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	2,210,779	14.71	16.22	48,483,895	0.87	1.00	2.30	-10.22	-9.04
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	88,710,369	10.03	11.38	1,054,290,448	2.93	1.00	2.15	-9.16	-8.10
SAST SA PineBridge High-Yield Bond Portfolio Class 1	987,009	29.82	31.15	30,708,725	6.90	1.52	1.77	-5.58	-5.34

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA PineBridge High-Yield Bond Portfolio Class 2	197,249	28.14	30.36	5,917,414	6.26	1.52	1.97	-5.88	-5.45
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,867,974	11.36	13.63	90,796,360	6.52	1.10	2.30	-6.25	-5.11
SAST SA Putnam International Growth and Income Portfolio Class 1	1,424,717	10.15	14.79	20,886,374	3.09	1.52	1.77	-19.09	-18.89
SAST SA Putnam International Growth and Income Portfolio Class 2	258,723	13.45	14.44	3,697,007	2.84	1.52	1.97	-19.37	-19.00
SAST SA Putnam International Growth and Income Portfolio Class 3	6,858,882	7.73	9.58	86,408,531	2.76	1.10	2.30	-19.70	-18.72
SAST SA Schroders VCP Global Allocation Portfolio Class 1	6,862		10.11	69,348	0.15		0.55		-9.30
SAST SA Schroders VCP Global Allocation Portfolio Class 3	44,346,231	9.72	10.60	481,249,786	2.12	1.00	2.15	-10.96	-9.93
SAST SA Small Cap Index Portfolio Class 3	193,101	8.76	8.86	1,704,304	1.04	1.00	1.95	-13.60	-12.77
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	7,267	9.68	9.70	70,374	1.11	0.40	0.55	-6.11	-5.96
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	8,728,063	9.50	9.61	83,563,828	1.40	1.00	1.95	-7.56	-6.67
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	5,537		10.70	59,261	3.32		0.55		-7.29
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,427,715	10.15	11.11	1,040,229,342	2.76	1.00	2.15	-9.09	-8.03
SAST SA Templeton Foreign Value Portfolio Class 2	578,168	16.35	17.84	10,260,925	4.46	1.52	1.97	-17.95	-17.58
SAST SA Templeton Foreign Value Portfolio Class 3	25,411,192	9.14	9.75	317,735,460	4.31	1.00	2.30	-18.27	-17.19
SAST SA VCP Dynamic Allocation Portfolio Class 1	17,131	10.79	10.84	185,778	8.05	0.55	0.80	-7.37	-7.14
SAST SA VCP Dynamic Allocation Portfolio Class 3	613,923,310	10.30	12.44	8,026,805,557	3.70	1.00	2.15	-8.82	-7.75
SAST SA VCP Dynamic Strategy Portfolio Class 1	17,381		10.69	185,780	8.36		0.55		-7.48
SAST SA VCP Dynamic Strategy Portfolio Class 3	398,620,387	10.20	12.23	5,106,622,977	3.84	1.00	2.15	-9.17	-8.11
SAST SA VCP Index Allocation Portfolio Class 3	18,479,638	9.42	9.53	175,476,252	4.95	1.00	1.95	-9.22	-8.35
SAST SA WellsCap Aggressive Growth Portfolio Class 1	836,002	12.50	24.70	20,601,768	0.00	1.52	1.77	-8.43	-8.20
SAST SA WellsCap Aggressive Growth Portfolio Class 2	104,285	22.30	24.03	2,485,307	0.00	1.52	1.97	-8.78	-8.36
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,184,264	14.09	14.38	20,503,098	0.00	1.10	2.30	-9.15	-8.05
SAST SA WellsCap Fundamental Growth Portfolio Class 1	-	39.22	41.00	-	0.00	1.52	1.77	11.71	11.94
SAST SA WellsCap Fundamental Growth Portfolio Class 2	-	37.08	39.95	-	0.00	1.52	1.97	11.40	11.80
SAST SA WellsCap Fundamental Growth Portfolio Class 3	-	18.78	21.16	-	0.00	1.10	2.30	11.03	12.10
VALIC Company I International Equities Index Fund	443,827	9.81	9.86	4,353,291	2.01	1.10	1.40	-14.95	-14.69
VALIC Company I International Socially Responsible Fund	76,339	11.25	11.71	885,948	1.73	1.10	1.40	-9.73	-9.46
VALIC Company I Mid Cap Index Fund	296,952	11.38	12.24	3,557,636	1.10	1.10	1.40	-12.67	-12.41
VALIC Company I Nasdaq-100 Index Fund	167,014	13.42	15.32	2,507,370	0.54	1.10	1.70	-2.31	-1.72
VALIC Company I Small Cap Index Fund	251,376	10.46	12.31	2,968,420	1.00	1.10	1.70	-12.73	-12.20
VALIC Company I Stock Index Fund	776,807	11.86	13.05	10,022,502	1.78	1.10	1.70	-6.33	-5.77

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	2,258,640	27.17	28.22	63,609,571	1.52	1.52	1.77	14.20	14.48
American Funds IS Asset Allocation Fund Class 3	438,551	84.27	85.99	37,677,673	1.58	1.30	1.40	14.68	14.79
American Funds IS Capital Income Builder Class 4	146,919	10.47	11.02	1,611,137	2.43	1.10	1.70	10.76	11.42
American Funds IS Global Growth Fund Class 2	4,289,148	40.33	43.21	184,043,666	0.66	1.52	1.97	28.91	29.49
American Funds IS Growth Fund Class 2	6,385,119	39.73	42.55	269,431,096	0.50	1.52	1.97	25.80	26.36
American Funds IS Growth Fund Class 3	534,374	388.44	396.35	211,655,455	0.57	1.30	1.40	26.61	26.73
American Funds IS Growth-Income Fund Class 2	7,539,285	32.46	34.78	260,278,687	1.36	1.52	1.97	20.00	20.54
American Funds IS Growth-Income Fund Class 3	640,980	244.91	250.13	167,450,242	1.42	0.75	0.85	7.05	7.17
American Funds IS High-Income Bond Fund Class 3	113,179	104.81	106.94	12,097,375	6.48	1.30	1.40	5.54	5.65
American Funds IS International Fund Class 3	427,823	71.68	73.14	31,261,822	1.33	1.30	1.40	30.40	30.53
American Funds IS Ultra-Short Bond Fund Class 3	212,145	19.32	19.71	4,180,825	0.37	1.30	1.40	-0.86	-0.76
American Funds IS US Government/AAA-Rated Securities Fund Class 3	252,166	39.75	40.56	10,222,233	1.36	1.30	1.40	0.31	0.41
AST SA BlackRock Multi-Asset Income Portfolio Class 1	583		10.44	6,091	0.00		0.55		4.43
AST SA BlackRock Multi-Asset Income Portfolio Class 3	1,400,871	10.24	11.34	16,582,698	2.43	1.00	2.30	2.42	3.74
AST SA PGI Asset Allocation Portfolio Class 1	2,021,747	42.31	44.10	89,143,380	2.64	1.52	1.77	11.76	12.04
AST SA PGI Asset Allocation Portfolio Class 2	126,277	40.07	43.04	5,333,892	2.44	1.52	1.97	11.37	11.87
AST SA PGI Asset Allocation Portfolio Class 3	1,784,246	13.51	16.52	43,796,259	2.55	1.00	2.30	10.90	12.34
AST SA Wellington Capital Appreciation Portfolio Class 1	2,351,268	32.44	125.11	289,531,323	0.00	1.52	1.77	30.46	30.78
AST SA Wellington Capital Appreciation Portfolio Class 2	358,233	115.22	124.38	43,466,909	0.00	1.40	1.97	30.00	30.74
AST SA Wellington Capital Appreciation Portfolio Class 3	8,445,353	18.68	28.05	432,692,185	0.00	1.10	2.30	29.45	31.00
AST SA Wellington Government and Quality Bond Portfolio Class 1	2,667,599	14.11	21.55	57,076,950	1.75	1.52	1.77	1.13	1.39
AST SA Wellington Government and Quality Bond Portfolio Class 2	1,071,364	19.63	21.07	22,378,418	1.57	1.52	1.97	0.85	1.31
AST SA Wellington Government and Quality Bond Portfolio Class 3	33,108,814	10.21	11.30	509,688,431	1.57	1.00	2.30	0.42	1.73
AST SA Wellington Growth Portfolio Class 1	1,082,048	57.70	60.19	65,049,649	1.16	1.52	1.77	17.69	17.98
AST SA Wellington Growth Portfolio Class 2	283,027	54.90	58.83	16,502,563	0.98	1.52	1.97	17.28	17.81
AST SA Wellington Growth Portfolio Class 3	2,132,781	15.19	51.79	85,644,992	0.93	1.10	2.17	16.93	18.18
AST SA Wellington Natural Resources Portfolio Class 1	511,295	42.55	44.39	22,674,292	2.41	1.52	1.77	13.05	13.33
AST SA Wellington Natural Resources Portfolio Class 2	119,713	40.49	43.49	5,109,420	2.27	1.52	1.97	12.66	13.16
AST SA Wellington Natural Resources Portfolio Class 3	3,481,029	8.41	9.56	66,140,638	2.24	1.10	2.30	12.17	13.52
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,075,356	11.32	11.40	12,218,739	0.28	1.00	1.55	14.28	14.91
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	63,521	10.70	11.40	704,813	2.22	1.10	1.70	12.79	13.47
BlackRock Global Allocation V.I. Fund Class III	233,444	10.58	11.21	2,544,314	1.32	1.10	1.70	11.80	12.47
BlackRock iShares Alternative Strategies VI Fund Class III	104,662	10.72	11.60	1,187,714	2.65	1.10	1.70	10.56	11.22
BlackRock iShares Dynamic Fixed Income VI Fund Class III	34,682	10.08	10.25	353,270	2.69	1.10	1.40	2.16	2.47
BlackRock iShares Equity Appreciation VI Fund Class 3	14,940	11.40	11.99	176,957	1.68	1.10	1.40	19.88	20.24

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Columbia VP Asset Allocation Fund Class 1	43,915	18.17	18.93	831,361	1.65	1.52	1.77	13.60	13.88
Columbia VP Dividend Opportunity Fund Class 1	100,166	18.43	19.23	1,915,068	0.00	1.52	1.77	12.38	12.66
Columbia VP Emerging Markets Bond Fund Class 2	472	11.14	11.33	5,346	5.85	1.10	1.70	9.82	10.47
Columbia VP Income Opportunities Fund Class 1	457,734	23.94	26.16	11,742,899	5.68	1.52	2.17	4.28	4.96
Columbia VP Large Cap Growth Fund Class 1	1,853,480	13.06	13.20	24,420,259	0.00	1.52	2.17	25.39	26.21
Columbia VP Limited Duration Credit Fund Class 2	13,635		9.98	135,631	4.63	1.10	1.40	0.39	0.69
Columbia VP Loomis Sayles Growth Fund Class 1	138,744	13.63	13.69	1,897,331	0.00	1.52	1.77	30.70	31.03
Columbia VP Mid Cap Growth Opportunity Fund Class 1	19,249	18.15	20.63	390,642	0.00	1.52	2.02	20.53	21.14
Columbia VP Overseas Core Fund Class 2	115,655	12.11	12.16	1,405,945	1.94	1.52	1.77	24.96	25.27
Columbia VP Small Company Growth Fund Class 1	32,307	22.70	23.69	761,082	0.00	1.52	1.77	26.99	27.30
FTVIP Franklin Allocation VIP Fund Class 2	3,385,228	13.17	14.85	48,136,825	2.72	1.10	2.30	9.44	10.76
FTVIP Franklin Income VIP Fund Class 2	9,766,849	13.85	15.64	146,560,863	4.12	1.10	2.30	7.19	8.48
FTVIP Franklin Strategic Income VIP Fund Class 2	114,163	10.15	10.33	1,171,835	3.58	1.10	1.70	2.80	3.42
Goldman Sachs VIT Global Trends Allocation Fund Service Class	4,837	10.33	10.95	52,958	0.32	1.10	1.35	11.60	11.88
Goldman Sachs VIT Government Money Market Fund Institutional Class	1,993		10.02	19,973	0.08		0.55		0.22
Goldman Sachs VIT Government Money Market Fund Service Class	5,174,833	9.74	9.87	50,845,358	0.49	1.10	1.90	-1.38	-0.59
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	92,876	9.48	9.52	882,319	2.03	1.10	1.70	3.38	4.00
Goldman Sachs VIT Strategic Income Fund Advisor Class	10,010	9.12	9.39	92,641	0.84	1.10	1.35	-3.63	-3.39
Invesco V.I. American Franchise Fund Series II	984,724	17.23	21.33	21,434,759	0.00	1.10	2.30	24.15	25.64
Invesco V.I. Balanced-Risk Allocation Fund Series II	59,289	11.10	11.53	673,985	4.21	1.10	1.40	8.31	8.63
Invesco V.I. Comstock Fund Series II	15,115,708	15.32	17.63	326,546,085	1.94	1.10	2.30	14.91	16.29
Invesco V.I. Growth and Income Fund Series II	19,707,806	15.53	17.85	457,564,123	1.29	1.10	2.30	11.45	12.79
Ivy VIP Asset Strategy Class II	36,304	9.68	10.17	364,798	1.55	1.10	1.70	16.29	16.98
Lord Abbett Bond Debenture Portfolio Class VC	100,074	11.01	11.70	1,159,872	4.31	1.10	1.70	7.38	8.02
Lord Abbett Fundamental Equity Portfolio Class VC	22,863	12.10	12.60	286,796	1.18	1.10	1.40	11.01	11.35
Lord Abbett Growth and Income Portfolio Class VC	10,424,570	15.09	15.11	199,036,637	1.30	1.10	2.30	10.81	12.14
Lord Abbett Mid Cap Stock Portfolio Class VC	740,010	22.72	23.63	17,441,023	0.58	1.52	1.77	4.96	5.22
Lord Abbett Short Duration Income Portfolio Class VC	119,329	10.02	10.24	1,215,588	3.95	1.10	1.70	0.47	1.07
Morgan Stanley VIF Global Infrastructure Portfolio Class II	100,721	10.13	10.90	1,081,536	1.97	1.10	1.70	10.65	11.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	90,513	9.34	9.69	872,098	0.00	1.10	1.70	4.89	5.52
PIMCO All Asset Portfolio Advisor Class	3,324	10.88	10.89	36,196	4.06	1.10	1.35	11.86	12.14
PIMCO Dynamic Bond Portfolio Advisor Class	86,098	10.25	10.41	892,864	1.66	1.10	1.70	3.14	3.76
PIMCO Emerging Markets Bond Portfolio Advisor Class	16,871	11.23	11.57	190,856	5.06	1.10	1.40	8.24	8.57
PVC Diversified International Account Class 1	94,227	8.84	9.38	876,588	1.89	1.40	1.80	26.77	27.27
PVC Equity Income Account Class 1	702,864	18.87	20.16	14,019,976	2.22	1.40	1.80	18.92	19.40
PVC Equity Income Account Class 2	460,725	17.67	18.21	8,521,794	1.94	1.52	1.95	18.44	18.95
PVC Government & High Quality Bond Account Class 1	252,736	8.15	8.69	2,153,085	4.13	1.40	1.80	0.06	0.46
PVC Income Account Class 1	351,551	10.46	11.18	3,884,877	4.35	1.40	1.80	3.25	3.66
PVC Income Account Class 2	174,373	9.87	10.53	1,828,733	4.03	1.55	1.95	2.85	3.26
PVC LargeCap Growth Account Class 1	44,816	13.71	14.65	649,905	0.39	1.40	1.80	32.49	33.02
PVC LargeCap Growth Account Class 2	36,730	12.91	13.76	502,580	0.16	1.55	1.95	31.95	32.48
PVC MidCap Account Class 1	77,069	24.83	26.50	2,006,847	0.55	1.40	1.80	23.28	23.78
PVC MidCap Account Class 2	31,625	23.22	24.76	777,389	0.34	1.55	1.95	22.78	23.27
PVC Principal Capital Appreciation Account Class 1	399,871	25.15	26.85	10,649,159	1.24	1.40	1.80	18.60	19.08
PVC Principal Capital Appreciation Account Class 2	87,707	23.49	25.06	2,181,936	1.04	1.55	1.95	18.14	18.61
PVC Real Estate Securities Account Class 1	11,579	32.59	34.66	400,477	1.66	1.40	1.80	7.25	7.68
PVC Real Estate Securities Account Class 2	8,507	32.18	33.24	281,058	1.50	1.55	1.70	7.11	7.27
PVC SAM Balanced Portfolio Class 1	1,930,268	16.10	17.19	32,413,454	2.08	1.40	1.80	13.16	13.61
PVC SAM Balanced Portfolio Class 2	1,781,409	15.13	16.22	28,573,506	1.97	1.52	1.95	12.67	13.15
PVC SAM Conservative Balanced Portfolio Class 1	272,930	10.93	11.66	3,135,209	2.82	1.40	1.80	9.48	9.91
PVC SAM Conservative Balanced Portfolio Class 2	317,546	10.28	15.34	3,476,585	2.52	1.52	1.95	9.00	9.47
PVC SAM Conservative Growth Portfolio Class 1	936,499	17.57	18.75	17,121,727	1.57	1.40	1.80	17.65	18.12
PVC SAM Conservative Growth Portfolio Class 2	972,901	16.47	17.61	16,899,421	1.32	1.52	1.95	17.16	17.67
PVC SAM Flexible Income Portfolio Class 1	455,926	12.07	12.90	5,757,746	3.35	1.40	1.80	6.48	6.91
PVC SAM Flexible Income Portfolio Class 2	493,134	11.36	14.96	5,957,226	2.97	1.52	1.95	6.05	6.51
PVC SAM Strategic Growth Portfolio Class 1	186,940	19.54	20.84	3,831,504	1.56	1.40	1.80	20.05	20.53
PVC SAM Strategic Growth Portfolio Class 2	364,554	18.33	19.66	7,050,266	1.21	1.52	1.95	19.60	20.11
PVC Short-Term Income Account Class 1	210,478	7.38	7.89	1,601,410	1.72	1.40	1.80	0.56	0.97
PVC SmallCap Account Class 1	53,912	13.40	14.29	746,306	0.37	1.40	1.80	10.86	11.30
PVC SmallCap Account Class 2	30,689	12.58	13.37	407,370	0.14	1.55	1.95	10.40	10.84
SST SA Allocation Balanced Portfolio Class 3	8,614,951	11.28	14.35	133,341,324	1.59	1.10	2.30	8.02	9.32
SST SA Allocation Growth Portfolio Class 3	3,325,400	10.97	16.19	57,261,512	1.25	1.00	2.15	9.68	15.33
SST SA Allocation Moderate Growth Portfolio Class 1	3,197		11.23	35,910	0.25		0.55		12.31
SST SA Allocation Moderate Growth Portfolio Class 3	13,289,970	10.81	14.92	213,552,544	1.46	1.00	2.30	8.11	12.54
SST SA Allocation Moderate Portfolio Class 1	1,802		11.08	19,973	0.00		0.55		10.83
SST SA Allocation Moderate Portfolio Class 3	11,808,264	1.46	4.67	188,107,096	1.47	0.30	1.50	9.50	10.83
SST SA Columbia Focused Growth Portfolio Class 3	14,626	11.96	12.34	179,884	0.00	1.10	1.40	33.03	33.43
SST SA Columbia Focused Value Portfolio Class 3	6,117	12.89	13.94	83,448	1.47	1.10	1.70	19.35	20.07
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	24,999	10.23	10.41	254,806	2.61	1.10	1.40	2.29	2.60
SST SA Multi-Managed International Equity Portfolio Class 3	33,506	11.33	11.39	378,935	2.26	1.10	1.40	24.66	25.04
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	11,138	13.14	13.91	147,016	0.29	1.10	1.40	25.61	25.99
SST SA Multi-Managed Large Cap Value Portfolio Class 3	13,111	11.89	12.39	158,154	2.08	1.10	1.40	12.45	12.78
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	29,424	12.56	13.42	385,834	0.00	1.10	1.40	24.25	24.62
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	27,143	11.75	12.49	331,327	1.01	1.10	1.40	11.07	11.40

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Multi-Managed Small Cap Portfolio Class 3	13,747	11.32	12.93	172,473	0.14	1.10	1.70	8.37	9.02
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	2,015,324	12.07	12.21	24,488,106	2.40	1.00	1.95	17.19	18.30
SST SA T. Rowe Price Growth Stock Portfolio Class 3	18,852	12.93	14.87	275,162	0.00	1.10	1.70	30.65	31.43
SST SA Wellington Real Return Portfolio Class 1	-		10.12	-	0.00		0.80		1.22
SST SA Wellington Real Return Portfolio Class 3	26,817,930	10.02	10.54	304,273,375	2.16	1.00	2.30	-0.38	0.24
SAST SA AB Growth Portfolio Class 1	2,256,069	20.99	79.95	178,356,404	0.04	1.52	1.77	29.69	30.01
SAST SA AB Growth Portfolio Class 2	257,411	72.49	79.71	19,887,731	0.00	1.40	1.97	29.24	29.97
SAST SA AB Growth Portfolio Class 3	2,291,734	19.61	23.04	107,720,106	0.00	1.10	2.30	28.69	30.23
SAST SA AB Small & Mid Cap Value Portfolio Class 2	361,455	37.07	39.74	14,272,200	0.21	1.52	1.97	10.72	11.21
SAST SA AB Small & Mid Cap Value Portfolio Class 3	14,140,741	15.78	21.80	417,732,726	0.14	1.10	2.30	10.24	11.57
SAST SA American Funds Asset Allocation Portfolio Class 1	7,360		11.24	82,743	0.00		0.55		12.42
SAST SA American Funds Asset Allocation Portfolio Class 3	28,637,415	14.04	16.39	509,770,442	0.84	1.00	2.30	13.26	14.74
SAST SA American Funds Global Growth Portfolio Class 3	19,761,382	15.59	19.31	408,793,177	0.92	1.10	2.30	28.13	29.67
SAST SA American Funds Growth Portfolio Class 3	15,275,769	17.40	20.03	328,360,182	0.45	1.10	2.30	25.04	26.54
SAST SA American Funds Growth-Income Portfolio Class 3	13,148,407	16.55	18.30	257,275,092	1.57	1.10	2.30	19.26	20.70
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	547		11.13	6,092	0.00		0.55		11.34
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	104,730,830	10.75	13.44	1,465,252,211	0.78	1.00	2.15	7.45	12.03
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	-	10.97	10.99	-	0.00	0.55	0.80	9.65	9.90
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	55,477,093	10.60	11.32	637,444,039	0.01	1.00	2.15	6.01	9.67
SAST SA Boston Company Capital Growth Portfolio Class 1	326,681	13.66	14.25	4,643,287	0.30	1.52	1.77	21.63	21.93
SAST SA Boston Company Capital Growth Portfolio Class 2	102,463	12.99	13.92	1,409,011	0.15	1.52	1.97	21.20	21.75
SAST SA Boston Company Capital Growth Portfolio Class 3	2,989,482	12.64	15.57	44,215,953	0.09	1.10	2.17	20.84	22.14
SAST SA Columbia Technology Portfolio Class 1	2,093,063	5.85	6.11	12,769,743	0.00	1.52	1.77	32.82	33.16
SAST SA Columbia Technology Portfolio Class 2	730,919	5.54	6.07	4,319,847	0.00	1.40	1.97	32.36	33.11
SAST SA Columbia Technology Portfolio Class 3	3,895,817	23.66	24.41	45,653,006	0.00	1.10	2.30	31.80	33.38
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,228,471	9.99	11.39	26,448,880	0.30	0.80	1.77	-1.05	-0.15
SAST SA DFA Ultra Short Bond Portfolio Class 2	560,787	10.83	11.60	6,436,847	0.11	1.52	1.97	-1.40	-0.95
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,005,045	7.96	9.43	145,166,212	0.03	1.00	2.30	-1.82	-0.54
SAST SA Dogs of Wall Street Portfolio Class 1	894,760	29.70	30.99	27,695,274	2.24	1.52	1.77	16.74	17.03
SAST SA Dogs of Wall Street Portfolio Class 2	207,186	28.29	30.29	6,220,861	2.12	1.52	1.97	16.33	16.86
SAST SA Dogs of Wall Street Portfolio Class 3	4,536,213	16.67	23.50	118,646,939	2.13	1.10	2.30	15.84	17.23
SAST SA Federated Corporate Bond Portfolio Class 1	1,705,764	29.97	31.29	53,276,131	4.40	1.52	1.77	4.77	5.03
SAST SA Federated Corporate Bond Portfolio Class 2	511,063	28.47	30.55	15,464,857	4.06	1.52	1.97	4.41	4.88
SAST SA Federated Corporate Bond Portfolio Class 3	30,602,211	11.34	16.09	644,587,323	4.29	1.00	2.30	3.96	5.32
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	630,704	35.96	37.52	23,652,055	2.74	1.52	1.77	3.54	3.80
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	151,544	34.17	36.63	5,498,633	2.54	1.52	1.97	3.18	3.64
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	9,501,089	11.92	12.54	182,914,559	2.60	1.10	2.30	2.74	3.98
SAST SA Fixed Income Index Portfolio Class 3	100,488	10.01	10.02	1,006,326	0.00	1.15	1.70	0.07	0.20
SAST SA Fixed Income Intermediate Index Portfolio Class 3	81,380	9.91	9.92	807,053	0.00	1.15	1.55	-0.89	-0.80
SAST SA Franklin Small Company Value Portfolio Class 3	9,350,466	14.95	17.87	172,345,919	0.39	1.10	2.30	7.06	8.35
SAST SA Goldman Sachs Global Bond Portfolio Class 1	894,435	14.31	22.74	20,275,282	2.93	1.52	1.77	4.94	5.20
SAST SA Goldman Sachs Global Bond Portfolio Class 2	190,433	20.71	22.18	4,181,119	2.66	1.52	1.97	4.58	5.05
SAST SA Goldman Sachs Global Bond Portfolio Class 3	16,333,967	9.95	11.49	232,541,688	2.79	1.00	2.30	4.13	5.49
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	66,524	10.29	10.30	684,988	0.22	1.15	1.55	2.89	2.99
SAST SA Index Allocation 60-40 Portfolio Class 1	3,296		11.09	36,553	0.90		0.55		10.91
SAST SA Index Allocation 60-40 Portfolio Class 3	2,196,778	10.95	11.02	24,151,784	0.68	1.00	1.70	9.52	10.21
SAST SA Index Allocation 80-20 Portfolio Class 1	-		11.40	-	0.00		0.55		13.96
SAST SA Index Allocation 80-20 Portfolio Class 3	5,324,505	11.25	11.32	60,146,364	1.07	1.00	1.70	12.54	13.25
SAST SA Index Allocation 90-10 Portfolio Class 1	12,090		11.57	139,833	0.00		0.55		15.66
SAST SA Index Allocation 90-10 Portfolio Class 3	14,744,972	11.40	11.49	169,041,332	1.05	1.00	1.95	13.96	14.93
SAST SA International Index Portfolio Class 3	13,191	10.33	10.35	136,435	1.80	1.15	1.80	3.32	3.48
SAST SA Invesco Growth Opportunities Portfolio Class 1	658,025	11.15	11.63	7,644,244	0.00	1.52	1.77	22.67	22.97
SAST SA Invesco Growth Opportunities Portfolio Class 2	232,088	10.58	11.37	2,613,375	0.00	1.52	1.97	22.24	22.79
SAST SA Invesco Growth Opportunities Portfolio Class 3	9,032,810	15.11	20.09	138,642,573	0.00	1.10	2.30	21.72	23.18
SAST SA Invesco VCP Equity-Income Portfolio Class 3	95,069,578	10.65	12.85	1,265,407,256	0.90	1.00	2.15	6.50	7.66
SAST SA Janus Focused Growth Portfolio Class 1	521,692	21.58	22.52	11,733,946	0.00	1.52	1.77	27.88	28.20
SAST SA Janus Focused Growth Portfolio Class 2	429,263	21.12	21.97	9,363,245	0.00	1.52	1.77	27.69	28.00
SAST SA Janus Focused Growth Portfolio Class 3	4,844,465	15.20	18.50	99,116,815	0.00	1.10	2.30	26.89	28.41
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,516,772	15.38	28.44	42,911,852	1.59	1.52	1.77	12.56	12.84
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	285,880	25.89	27.75	7,830,579	1.41	1.52	1.97	12.17	12.67
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	6,121,123	13.96	16.50	119,496,366	1.45	1.00	2.30	11.69	13.14
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,104,487	21.59	33.73	24,911,399	2.05	1.52	1.77	39.79	40.14
SAST SA JPMorgan Emerging Markets Portfolio Class 2	190,908	20.50	21.99	4,158,759	1.89	1.52	1.97	39.31	39.93
SAST SA JPMorgan Emerging Markets Portfolio Class 3	7,650,357	11.46	12.48	126,652,852	1.74	1.10	2.30	38.71	40.38
SAST SA JPMorgan Equity-Income Portfolio Class 1	2,083,378	18.30	60.17	123,687,488	2.07	1.52	1.77	16.22	16.51
SAST SA JPMorgan Equity-Income Portfolio Class 2	154,933	54.59	58.65	8,988,827	1.91	1.52	1.97	15.81	16.34
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,070,332	16.15	18.15	140,944,540	1.91	1.10	2.30	15.32	16.71
SAST SA JPMorgan Global Equities Portfolio Class 1	1,235,550	32.66	34.08	41,995,898	1.81	1.52	1.77	22.17	22.47
SAST SA JPMorgan Global Equities Portfolio Class 2	114,017	31.12	33.99	3,790,728	1.68	1.40	1.97	21.74	22.44
SAST SA JPMorgan Global Equities Portfolio Class 3	1,565,465	14.10	14.28	30,823,302	1.59	1.10	2.30	21.22	22.68
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,278,053	28.32	29.50	37,655,182	2.31	1.52	1.77	2.13	2.39
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	221,946	27.62	28.78	6,341,421	2.18	1.52	1.77	1.98	2.23

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	43,011,014	10.19	12.97	703,755,258	2.16	1.00	2.30	1.34	2.66
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,337,546	14.42	25.24	33,512,190	0.00	1.52	1.77	27.38	27.70
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	525,997	22.94	25.16	12,833,247	0.00	1.40	1.97	26.94	27.66
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	4,655,356	16.73	22.92	112,694,882	0.00	1.10	2.30	26.39	27.91
SAST SA Large Cap Index Portfolio Class 3	553,199	10.48	10.49	5,798,341	0.00	1.15	1.55	4.81	4.91
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	4,994,805	23.04	69.68	345,232,161	1.76	1.52	1.77	18.46	18.76
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	638,187	63.27	69.46	43,046,918	1.59	1.40	1.97	18.05	18.72
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	12,159,415	15.98	17.50	413,453,388	1.54	1.10	2.30	17.55	18.96
SAST SA Legg Mason Tactical Opportunities Class 1	2,314		10.31	23,851	0.36		0.55		3.05
SAST SA Legg Mason Tactical Opportunities Class 3	283,268	10.28	10.29	2,912,461	0.27	1.15	1.55	2.76	2.85
SAST SA MFS Blue Chip Growth Portfolio Class 1	628,960	12.30	15.61	8,154,326	0.72	1.52	1.77	24.81	25.13
SAST SA MFS Blue Chip Growth Portfolio Class 2	224,398	11.72	12.55	2,793,112	0.53	1.52	1.97	24.38	24.94
SAST SA MFS Blue Chip Growth Portfolio Class 3	5,856,762	17.43	19.34	99,386,742	0.47	1.10	2.30	23.85	25.34
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,037,465	21.12	48.03	49,594,539	1.04	1.52	1.77	21.26	21.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	179,689	43.89	46.92	8,355,736	0.85	1.52	1.97	20.84	21.38
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	9,771,722	16.01	19.81	261,223,335	0.81	1.10	2.30	20.32	21.77
SAST SA MFS Telecom Utility Portfolio Class 1	422,559	25.45	26.55	11,206,865	2.68	1.52	1.77	12.99	13.27
SAST SA MFS Telecom Utility Portfolio Class 2	47,993	24.93	25.92	1,227,250	2.48	1.52	1.77	12.82	13.10
SAST SA MFS Telecom Utility Portfolio Class 3	1,112,532	12.43	17.55	22,400,428	2.41	1.10	2.30	12.11	13.46
SAST SA MFS Total Return Portfolio Class 1	2,420,528	20.10	44.95	107,789,576	2.46	1.52	1.77	10.26	10.54
SAST SA MFS Total Return Portfolio Class 2	663,581	40.91	43.88	28,831,401	2.29	1.52	1.97	9.88	10.37
SAST SA MFS Total Return Portfolio Class 3	6,814,323	13.40	15.36	177,549,051	2.28	1.00	2.30	9.41	10.84
SAST SA Mid Cap Index Portfolio Class 3	16,855	10.43	10.45	176,136	0.60	1.15	1.95	4.35	4.54
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,839,686	15.72	16.40	30,148,322	1.20	1.52	1.77	22.86	23.17
SAST SA Morgan Stanley International Equities Portfolio Class 2	635,865	14.95	16.02	10,105,910	1.03	1.52	1.97	22.43	22.98
SAST SA Morgan Stanley International Equities Portfolio Class 3	8,553,906	11.09	11.41	123,218,042	0.97	1.10	2.30	21.91	23.37
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	681,584	36.63	38.23	26,027,800	1.03	1.52	1.77	14.83	15.11
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2	99,114	34.75	37.32	3,671,426	0.84	1.52	1.97	14.43	14.94
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	2,416,386	16.10	18.07	59,024,297	0.83	1.10	2.30	13.94	15.31
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	-		11.37	-	0.00		0.55		13.72
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	90,455,794	10.92	12.53	1,173,983,269	0.19	1.00	2.15	9.16	13.72
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,156,588	31.58	32.91	38,016,279	9.09	1.52	1.77	7.81	8.08
SAST SA PineBridge High-Yield Bond Portfolio Class 2	246,858	29.89	32.11	7,827,063	8.89	1.52	1.97	7.44	7.92
SAST SA PineBridge High-Yield Bond Portfolio Class 3	5,860,995	11.97	14.54	116,360,217	0.00	1.10	2.30	6.98	8.27
SAST SA Putnam International Growth and Income Portfolio Class 1	1,625,391	12.54	18.24	29,412,803	1.53	1.52	1.77	22.32	22.62
SAST SA Putnam International Growth and Income Portfolio Class 2	292,252	16.68	17.83	5,160,572	1.37	1.52	1.97	21.89	22.44
SAST SA Putnam International Growth and Income Portfolio Class 3	7,426,724	9.62	11.79	115,766,412	1.23	1.10	2.30	21.37	22.83
SAST SA Schroders VCP Global Allocation Portfolio Class 1	14,826		11.14	165,195	0.00		0.55		11.43
SAST SA Schroders VCP Global Allocation Portfolio Class 3	44,083,192	10.79	11.87	532,884,307	0.00	1.00	2.30	7.92	10.53
SAST SA Small Cap Index Portfolio Class 3	12,405	10.14	10.16	125,918	0.23	1.15	1.95	1.38	1.57
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	521,341	10.28	10.29	5,363,729	0.20	1.15	1.70	2.78	2.92
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	75,659,289	11.03	12.19	939,117,877	0.03	0.85	2.30	10.31	16.21
SAST SA Templeton Foreign Value Portfolio Class 2	624,363	19.93	21.64	13,450,684	2.52	1.52	1.97	19.22	19.75
SAST SA Templeton Foreign Value Portfolio Class 3	26,653,126	11.18	11.72	405,761,879	2.44	1.10	2.30	18.71	20.14
SAST SA VCP Dynamic Allocation Portfolio Class 1	2,865	11.65	11.68	33,454	1.11	0.55	0.80	16.52	16.78
SAST SA VCP Dynamic Allocation Portfolio Class 3	661,860,534	11.17	13.64	9,416,742,282	1.10	1.00	2.15	11.65	17.40
SAST SA VCP Dynamic Strategy Portfolio Class 1	2,896		11.55	33,455	1.08		0.55		15.53
SAST SA VCP Dynamic Strategy Portfolio Class 3	429,754,292	11.10	13.46	6,014,279,127	1.07	1.00	2.15	11.02	15.85
SAST SA VCP Index Allocation Portfolio Class 3	948,845	10.38	10.40	9,859,521	0.29	1.00	1.95	3.76	3.98
SAST SA WellsCap Aggressive Growth Portfolio Class 1	908,624	13.65	26.90	24,394,787	0.00	1.52	1.77	27.32	27.64
SAST SA WellsCap Aggressive Growth Portfolio Class 2	115,170	24.44	26.22	2,993,503	0.00	1.52	1.97	26.88	27.45
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,335,480	15.51	15.64	25,328,561	0.00	1.10	2.30	26.33	27.85
SAST SA WellsCap Fundamental Growth Portfolio Class 1	1,099,281	35.11	36.63	40,191,723	0.27	1.52	1.77	33.31	33.64
SAST SA WellsCap Fundamental Growth Portfolio Class 2	67,911	33.28	35.73	2,394,692	0.13	1.52	1.97	32.84	33.44
SAST SA WellsCap Fundamental Growth Portfolio Class 3	1,980,283	16.75	19.06	59,517,003	0.02	1.10	2.30	32.28	33.87
VALIC Company I International Equities Index Fund	410,941	11.50	11.59	4,727,345	2.29	1.10	1.40	22.63	22.99
VALIC Company I International Socially Responsible Fund	76,390	12.46	12.94	979,815	1.33	1.10	1.40	21.01	21.37
VALIC Company I Mid Cap Index Fund	275,964	13.04	13.98	3,780,228	0.97	1.10	1.40	14.30	14.64
VALIC Company I Nasdaq-100 Index Fund	161,740	13.74	15.59	2,472,309	0.65	1.10	1.70	30.07	30.85
VALIC Company I Small Cap Index Fund	234,208	12.59	14.02	3,155,328	0.86	1.10	1.40	12.79	13.13
VALIC Company I Stock Index Fund	822,663	12.66	13.85	11,281,677	1.43	1.10	1.70	19.37	20.09

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	2,492,696	23.79	24.65	61,334,068	1.55	1.52	1.77	7.50	7.76
American Funds IS Asset Allocation Fund Class 3	470,444	73.48	74.91	35,208,315	1.61	1.30	1.40	7.97	8.07
American Funds IS Capital Income Builder Class 4	127,777	9.45	9.89	1,258,272	3.23	1.10	1.70	2.04	2.65
American Funds IS Global Growth Fund Class 2	5,013,782	31.28	33.37	166,224,486	0.85	1.52	1.97	-1.34	-0.89
American Funds IS Growth Fund Class 2	7,384,493	31.58	33.67	246,740,667	0.73	1.52	1.97	7.36	7.84
American Funds IS Growth Fund Class 3	586,505	306.81	312.74	183,295,257	0.79	1.30	1.40	8.04	8.15
American Funds IS Growth-Income Fund Class 2	8,729,063	27.05	28.85	250,139,701	1.40	1.52	1.97	9.35	9.84
American Funds IS Growth-Income Fund Class 3	721,420	212.21	216.31	155,902,692	1.46	1.30	1.40	10.05	10.16
American Funds IS High-Income Bond Fund Class 3	125,945	99.31	101.23	12,743,372	6.13	1.30	1.40	16.05	16.17
American Funds IS International Fund Class 3	477,077	54.97	56.04	26,709,811	1.33	1.30	1.40	2.14	2.24
American Funds IS Ultra-Short Bond Fund Class 3	198,630	19.49	19.86	3,944,222	0.00	1.30	1.40	-1.48	-1.38
American Funds IS US Government/AAA-Rated Securities Fund Class 3	259,915	39.63	40.40	10,492,781	1.43	1.30	1.40	-0.17	-0.07
AST SA BlackRock Multi-Asset Income Portfolio Class 3	367,303	10.27	10.93	4,147,291	3.46	1.10	2.30	3.86	5.11
AST SA PGI Asset Allocation Portfolio Class 1	2,299,860	37.85	39.36	90,508,614	2.78	1.52	1.77	8.84	9.11
AST SA PGI Asset Allocation Portfolio Class 2	146,465	35.98	38.47	5,542,476	2.56	1.52	1.97	8.46	8.95
AST SA PGI Asset Allocation Portfolio Class 3	1,624,960	11.98	14.90	37,824,677	2.54	1.10	2.30	7.99	9.29
AST SA Wellington Capital Appreciation Portfolio Class 1	2,649,737	24.87	95.66	249,778,064	0.00	1.52	1.77	0.20	0.45
AST SA Wellington Capital Appreciation Portfolio Class 2	425,984	88.63	95.13	39,599,243	0.00	1.40	1.97	-0.15	0.42
AST SA Wellington Capital Appreciation Portfolio Class 3	9,920,776	14.26	21.67	397,797,256	0.00	1.10	2.30	-0.58	0.62
AST SA Wellington Government and Quality Bond Portfolio Class 1	3,038,083	13.95	21.25	64,177,183	1.42	1.52	1.77	-0.31	-0.06
AST SA Wellington Government and Quality Bond Portfolio Class 2	1,205,009	19.46	20.80	24,863,926	1.18	1.52	1.97	-0.66	-0.21
AST SA Wellington Government and Quality Bond Portfolio Class 3	34,857,836	10.00	11.25	532,095,378	1.21	1.10	2.30	-1.08	0.11
AST SA Wellington Growth Portfolio Class 1	1,220,490	49.03	51.02	62,200,041	1.00	1.52	1.77	5.52	5.78
AST SA Wellington Growth Portfolio Class 2	344,929	46.81	49.94	17,064,576	0.80	1.52	1.97	5.15	5.63
AST SA Wellington Growth Portfolio Class 3	2,396,140	12.86	44.29	83,328,327	0.74	1.10	2.17	4.84	5.96
AST SA Wellington Natural Resources Portfolio Class 1	589,517	37.64	39.17	23,071,675	4.21	1.52	1.77	27.69	28.00
AST SA Wellington Natural Resources Portfolio Class 2	141,328	35.95	38.44	5,344,708	4.22	1.52	1.97	27.24	27.81
AST SA Wellington Natural Resources Portfolio Class 3	4,084,353	7.49	8.42	69,625,125	4.02	1.10	2.30	26.70	28.22
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	36,876	9.91	9.92	365,573	0.00	1.15	1.30	-1.34	-1.30
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	34,361	9.49	10.05	341,871	2.06	1.10	1.70	4.38	5.00
BlackRock Global Allocation V.I. Fund Class III	219,791	9.47	9.97	2,130,989	1.25	1.10	1.70	2.06	2.67
BlackRock iShares Alternative Strategies VI Fund Class III	98,350	9.70	10.43	1,005,132	3.10	1.10	1.70	4.43	5.06
BlackRock iShares Dynamic Fixed Income VI Fund Class III	11,664	9.87	10.00	115,871	2.36	1.10	1.40	1.89	2.19
BlackRock iShares Equity Appreciation VI Fund Class 3	14,686	9.51	9.97	143,427	1.80	1.10	1.40	7.54	7.86
Columbia VP Asset Allocation Fund Class 1	45,110	16.00	16.63	749,358	2.23	1.52	1.77	3.52	3.77
Columbia VP Dividend Opportunity Fund Class 1	103,609	16.40	17.07	1,758,478	0.00	1.52	1.77	11.68	11.96
Columbia VP Emerging Markets Bond Fund Class 2	206	10.15	10.25	2,111	4.42	1.10	1.70	9.21	9.86
Columbia VP Income Opportunities Fund Class 1	559,044	22.96	24.93	13,688,680	10.22	1.52	2.17	8.56	9.26
Columbia VP Large Cap Growth Fund Class 1	2,242,342	10.41	10.46	23,434,619	0.00	1.52	2.17	4.13	4.59
Columbia VP Limited Duration Credit Fund Class 2	2,720		9.91	26,949	9.90		1.10		4.13
Columbia VP Loomis Sayles Growth Fund Class 1	161,969	10.43	10.45	1,691,351	0.00	1.52	1.77	4.29	4.46
Columbia VP Mid Cap Growth Opportunity Fund Class 1	21,650	15.05	17.03	362,690	0.00	1.52	2.02	0.25	0.75
Columbia VP Overseas Core Fund Class 2	131,396	9.69	9.71	1,275,309	1.12	1.52	1.77	-3.09	-2.93
Columbia VP Small Company Growth Fund Class 1	36,596	17.88	18.61	677,629	0.00	1.52	1.77	10.77	11.05
FTVIP Franklin Allocation VIP Fund Class 2	3,615,670	12.04	13.41	46,566,420	3.84	1.10	2.30	10.61	11.95
FTVIP Franklin Income VIP Fund Class 2	10,442,843	12.92	14.42	144,932,320	4.79	1.10	2.30	11.44	12.78
FTVIP Franklin Strategic Income VIP Fund Class 2	63,662	9.88	9.99	630,437	3.55	1.10	1.70	6.12	6.76
Goldman Sachs VIT Global Trends Allocation Fund Service Class	3,937		9.79	38,529	0.26		1.10		3.20
Goldman Sachs VIT Government Money Market Fund Service Class	5,594,375	9.87	9.93	55,423,130	0.02	1.10	1.95	-1.27	-0.70
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	85,350	9.16	9.17	780,226	0.84	1.10	1.70	-1.41	-0.82
Goldman Sachs VIT Strategic Income Fund Advisor Class	21,309	9.44	9.74	203,632	1.97	1.10	1.35	-0.61	-0.36
Invesco V.I. American Franchise Fund Series II	977,733	13.72	17.18	16,946,377	0.00	1.10	2.30	-0.30	0.90
Invesco V.I. Balanced-Risk Allocation Fund Series II	36,089	10.25	10.61	375,051	0.20	1.10	1.40	9.97	10.30
Invesco V.I. Comstock Fund Series II	16,979,208	13.17	15.34	318,217,781	1.28	1.10	2.30	14.33	15.71
Invesco V.I. Growth and Income Fund Series II	21,778,769	13.76	16.02	452,698,782	0.87	1.10	2.30	16.72	18.13
Ivy VIP Asset Strategy Class II	38,574	8.32	8.69	330,670	0.50	1.10	1.70	-4.21	-3.63
Lord Abbett Bond Debenture Portfolio Class VC	93,065	10.26	10.83	999,703	6.24	1.10	1.70	10.25	10.91
Lord Abbett Fundamental Equity Portfolio Class VC	16,046		11.31	181,508	1.23		1.10		14.48
Lord Abbett Growth and Income Portfolio Class VC	11,722,972	13.48	13.62	201,147,166	1.44	1.10	2.30	14.46	15.84
Lord Abbett Mid Cap Stock Portfolio Class VC	848,772	21.64	22.46	19,014,948	0.48	1.52	1.77	14.36	14.64
Lord Abbett Short Duration Income Portfolio Class VC	82,407	9.98	10.13	831,951	2.42	1.10	1.70	1.73	2.34
Morgan Stanley VIF Global Infrastructure Portfolio Class II	86,395	9.16	9.80	832,603	1.83	1.10	1.70	13.03	13.71
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	86,558	8.91	9.18	791,223	0.00	1.10	1.70	-2.32	-1.73
PIMCO All Asset Portfolio Advisor Class	4,141	9.71	9.86	40,334	2.19	1.10	1.40	11.34	11.67
PIMCO Dynamic Bond Portfolio Advisor Class	73,697	9.93	10.03	737,334	1.76	1.10	1.70	2.87	3.49
PIMCO Emerging Markets Bond Portfolio Advisor Class	12,726	10.35	10.69	132,663	3.99	1.10	1.40	11.63	11.96
PVC Diversified International Account Class 1	104,876	6.98	7.37	767,571	2.11	1.40	1.80	-1.43	-1.03
PVC Equity Income Account Class 1	808,983	15.87	16.88	13,498,791	2.67	1.40	1.80	13.66	14.11
PVC Equity Income Account Class 2	540,798	14.91	15.31	8,425,726	2.48	1.52	1.95	13.21	13.70
PVC Government & High Quality Bond Account Class 1	303,754	8.14	8.65	2,572,503	3.56	1.40	1.80	-0.01	0.39
PVC Income Account Class 1	388,160	10.13	10.78	4,140,656	4.54	1.40	1.80	3.84	4.25
PVC Income Account Class 2	200,256	9.60	10.20	2,034,448	4.71	1.55	1.95	3.49	3.90
PVC LargeCap Growth Account Class 1	46,464	10.35	11.01	506,909	0.26	1.40	1.80	-6.82	-6.45
PVC LargeCap Growth Account Class 2	37,831	9.79	10.39	390,805	0.08	1.55	1.95	-7.20	-6.83
PVC MidCap Account Class 1	85,276	20.14	21.41	1,795,986	0.40	1.40	1.80	8.40	8.84
PVC MidCap Account Class 2	32,010	18.91	20.09	637,942	0.12	1.55	1.95	7.99	8.42
PVC Principal Capital Appreciation Account Class 1	440,632	21.20	22.55	9,859,066	1.08	1.40	1.80	7.17	7.60
PVC Principal Capital Appreciation Account Class 2	92,625	19.88	21.12	1,942,782	0.84	1.55	1.95	6.76	7.18

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Real Estate Securities Account Class 1	13,147	30.39	32.19	421,391	1.42	1.40	1.80	3.96	4.38
PVC Real Estate Securities Account Class 2	8,136	30.05	30.99	250,660	1.22	1.55	1.70	3.76	3.91
PVC SAM Balanced Portfolio Class 1	2,170,674	14.23	15.13	32,182,335	2.08	1.40	1.80	4.92	5.34
PVC SAM Balanced Portfolio Class 2	2,043,509	13.43	14.33	28,981,100	1.83	1.52	1.95	4.57	5.02
PVC SAM Conservative Balanced Portfolio Class 1	290,260	9.98	10.61	3,038,294	2.43	1.40	1.80	4.48	4.90
PVC SAM Conservative Balanced Portfolio Class 2	334,936	9.43	14.02	3,437,949	2.17	1.52	1.95	4.03	4.48
PVC SAM Conservative Growth Portfolio Class 1	1,063,647	14.94	15.88	16,493,154	1.40	1.40	1.80	5.09	5.51
PVC SAM Conservative Growth Portfolio Class 2	1,119,781	14.05	14.97	16,542,913	1.17	1.52	1.95	4.70	5.15
PVC SAM Flexible Income Portfolio Class 1	509,471	11.33	12.07	6,036,946	3.15	1.40	1.80	5.14	5.56
PVC SAM Flexible Income Portfolio Class 2	573,433	10.72	14.05	6,504,225	3.08	1.52	1.95	4.68	5.13
PVC SAM Strategic Growth Portfolio Class 1	219,047	16.28	17.29	3,730,405	1.36	1.40	1.80	4.26	4.68
PVC SAM Strategic Growth Portfolio Class 2	407,450	15.32	16.37	6,563,683	1.19	1.52	1.95	3.87	4.31
PVC Short-Term Income Account Class 1	177,800	7.34	7.81	1,357,068	2.86	1.40	1.80	0.32	0.72
PVC SmallCap Account Class 1	57,427	12.09	12.84	716,661	0.24	1.40	1.80	15.30	15.76
PVC SmallCap Account Class 2	32,325	11.39	12.06	386,646	0.07	1.55	1.95	14.90	15.36
SST SA Allocation Balanced Portfolio Class 3	9,119,217	10.32	13.28	129,162,151	1.85	1.10	2.30	2.84	4.08
SST SA Allocation Growth Portfolio Class 3	1,856,917	10.37	14.04	27,253,677	1.68	1.10	2.15	3.50	4.59
SST SA Allocation Moderate Growth Portfolio Class 3	13,266,860	10.35	13.26	187,803,555	1.74	1.10	2.30	3.26	4.50
SST SA Allocation Moderate Portfolio Class 3	12,342,311	10.34	13.36	176,012,657	1.72	1.10	2.30	3.18	4.42
SST SA Columbia Focused Growth Portfolio Class 3	4,724		9.24	43,676	0.00		1.10		-10.11
SST SA Columbia Focused Value Portfolio Class 3	5,080	10.80	11.61	57,717	1.02	1.10	1.70	17.02	17.72
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	11,676	10.00	10.15	117,253	1.22	1.10	1.40	1.76	2.06
SST SA Multi-Managed International Equity Portfolio Class 3	25,297	9.06	9.14	229,722	1.62	1.10	1.40	-1.72	-1.42
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	7,720	10.46	11.04	80,367	0.18	1.10	1.40	1.44	1.74
SST SA Multi-Managed Large Cap Value Portfolio Class 3	10,958	10.58	10.98	117,223	1.51	1.10	1.40	13.19	13.53
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	28,632	10.11	10.77	302,355	0.00	1.10	1.40	3.06	3.37
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	28,179	10.57	11.21	307,756	0.97	1.10	1.40	14.13	14.48
SST SA Multi-Managed Small Cap Portfolio Class 3	14,191	10.87	11.86	162,460	0.00	1.10	1.40	16.98	17.34
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	35,541	10.31	10.77	363,204	0.94	1.10	1.40	5.63	5.95
SST SA T. Rowe Price Growth Stock Portfolio Class 3	21,527	9.90	11.31	236,869	0.00	1.10	1.70	-0.71	-0.11
SST SA Wellington Real Return Portfolio Class 3	26,513,148	9.94	10.58	299,204,645	0.00	1.10	2.30	1.35	2.57
SAST SA AB Growth Portfolio Class 1	2,525,631	16.18	61.49	153,724,858	0.20	1.52	1.77	1.02	1.27
SAST SA AB Growth Portfolio Class 2	294,065	56.09	61.33	17,516,431	0.04	1.40	1.97	0.66	1.24
SAST SA AB Growth Portfolio Class 3	2,620,315	15.06	17.90	98,137,751	0.00	1.10	2.30	0.23	1.44
SAST SA AB Small & Mid Cap Value Portfolio Class 2	411,577	33.48	35.73	14,606,638	0.23	1.52	1.97	22.34	22.89
SAST SA AB Small & Mid Cap Value Portfolio Class 3	15,477,739	14.15	19.78	414,810,848	0.13	1.10	2.30	21.82	23.29
SAST SA American Funds Asset Allocation Portfolio Class 3	16,750,562	12.20	14.47	259,103,746	1.74	1.10	2.30	6.62	7.91
SAST SA American Funds Global Growth Portfolio Class 3	23,925,284	12.02	15.07	383,199,593	1.69	1.10	2.30	-1.93	-0.75
SAST SA American Funds Growth Portfolio Class 3	17,720,152	13.75	16.02	302,223,973	0.32	1.10	2.30	6.70	7.99
SAST SA American Funds Growth-Income Portfolio Class 3	14,664,143	13.71	15.35	238,231,669	1.41	1.10	2.30	8.69	9.99
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	87,433,286	10.38	12.00	1,083,367,773	0.75	1.10	2.15	4.73	5.83
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	37,804,236	10.32	10.42	392,953,337	0.06	1.10	2.15	3.19	4.21
SAST SA Boston Company Capital Growth Portfolio Class 1	385,795	11.23	11.69	4,499,477	0.18	1.52	1.77	0.56	0.81
SAST SA Boston Company Capital Growth Portfolio Class 2	122,508	10.72	11.43	1,385,608	0.02	1.52	1.97	0.21	0.66
SAST SA Boston Company Capital Growth Portfolio Class 3	3,469,979	10.46	12.75	41,695,756	0.00	1.10	2.17	-0.09	0.98
SAST SA Columbia Technology Portfolio Class 1	2,142,987	4.41	4.59	9,818,919	0.00	1.52	1.77	14.78	15.07
SAST SA Columbia Technology Portfolio Class 2	749,966	4.19	4.56	3,335,976	0.00	1.40	1.97	14.38	15.04
SAST SA Columbia Technology Portfolio Class 3	4,304,127	17.74	18.52	35,541,994	0.00	1.10	2.30	13.89	15.26
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,220,534	8.97	11.98	26,566,749	0.00	1.52	1.77	-1.84	-1.60
SAST SA DFA Ultra Short Bond Portfolio Class 2	594,953	10.98	11.71	6,918,068	0.00	1.52	1.97	-2.18	-1.74
SAST SA DFA Ultra Short Bond Portfolio Class 3	16,545,399	8.10	9.45	162,598,335	0.00	1.10	2.30	-2.60	-1.43
SAST SA Dogs of Wall Street Portfolio Class 1	1,015,867	25.44	26.48	26,869,209	2.30	1.52	1.77	15.87	16.15
SAST SA Dogs of Wall Street Portfolio Class 2	234,696	24.32	25.92	6,032,698	2.08	1.52	1.97	15.46	15.98
SAST SA Dogs of Wall Street Portfolio Class 3	4,930,440	14.22	20.28	111,516,305	2.09	1.10	2.30	14.97	16.35
SAST SA Federated Corporate Bond Portfolio Class 1	1,864,212	28.61	29.79	55,446,454	4.62	1.52	1.77	6.85	7.11
SAST SA Federated Corporate Bond Portfolio Class 2	582,655	27.26	29.13	16,840,051	4.56	1.52	1.97	6.47	6.95
SAST SA Federated Corporate Bond Portfolio Class 3	30,459,042	10.72	15.47	621,684,478	4.35	1.10	2.30	6.02	7.29
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	734,690	34.73	36.15	26,542,108	2.29	1.52	1.77	6.73	6.99
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	186,950	33.12	35.35	6,550,251	2.23	1.52	1.97	6.36	6.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	10,107,470	11.60	12.06	189,467,738	1.92	1.10	2.30	5.90	7.18
SAST SA Franklin Small Company Value Portfolio Class 3	10,201,524	13.79	16.69	173,968,272	0.43	1.10	2.30	27.60	29.13
SAST SA Goldman Sachs Global Bond Portfolio Class 1	978,868	13.64	21.61	21,096,111	0.30	1.52	1.77	-0.46	-0.22
SAST SA Goldman Sachs Global Bond Portfolio Class 2	233,878	19.81	21.11	4,894,067	0.13	1.52	1.97	-0.81	-0.36
SAST SA Goldman Sachs Global Bond Portfolio Class 3	16,589,023	9.40	11.04	226,434,646	0.07	1.10	2.30	-1.24	-0.05
SAST SA Invesco Growth Opportunities Portfolio Class 1	723,143	9.09	9.45	6,831,484	0.00	1.52	1.77	2.10	2.35
SAST SA Invesco Growth Opportunities Portfolio Class 2	290,203	8.66	9.26	2,667,479	0.00	1.52	1.97	1.74	2.20
SAST SA Invesco Growth Opportunities Portfolio Class 3	10,826,280	12.27	16.50	134,846,222	0.00	1.10	2.30	1.31	2.53
SAST SA Invesco VCP Equity-Income Portfolio Class 3	78,488,067	10.70	11.94	962,839,411	0.66	1.10	2.15	7.52	8.65
SAST SA Janus Focused Growth Portfolio Class 1	590,718	16.88	17.57	10,366,079	0.00	1.52	1.77	-3.17	-2.93
SAST SA Janus Focused Growth Portfolio Class 2	506,392	16.54	17.17	8,632,395	0.00	1.52	1.77	-3.32	-3.08
SAST SA Janus Focused Growth Portfolio Class 3	5,785,018	11.83	14.58	92,635,182	0.00	1.10	2.30	-3.92	-2.77
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,670,764	13.66	25.21	41,900,949	1.66	1.52	1.77	5.29	5.55
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	316,357	23.08	24.63	7,702,217	1.48	1.52	1.97	4.92	5.39
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	5,622,038	12.30	14.77	98,326,149	1.44	1.10	2.30	4.47	5.73
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,183,654	15.45	24.07	19,048,614	2.07	1.52	1.77	8.77	9.04
SAST SA JPMorgan Emerging Markets Portfolio Class 2	219,944	14.72	15.71	3,427,024	1.79	1.52	1.97	8.39	8.88
SAST SA JPMorgan Emerging Markets Portfolio Class 3	9,316,070	8.17	9.00	112,121,819	1.67	1.10	2.30	7.93	9.22
SAST SA JPMorgan Equity-Income Portfolio Class 1	2,373,264	15.74	51.65	120,856,489	1.88	1.52	1.77	13.53	13.81

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Equity-Income Portfolio Class 2	175,757	47.13	50.41	8,777,752	1.72	1.52	1.97	13.13	13.64
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,661,764	13.84	15.74	133,815,899	1.67	1.10	2.30	12.65	14.00
SAST SA JPMorgan Global Equities Portfolio Class 1	1,368,531	12.29	27.82	37,931,551	1.36	1.52	1.77	3.81	4.07
SAST SA JPMorgan Global Equities Portfolio Class 2	132,337	25.56	27.76	3,596,942	1.19	1.40	1.97	3.45	4.04
SAST SA JPMorgan Global Equities Portfolio Class 3	1,768,510	11.63	11.64	28,770,048	1.11	1.10	2.30	3.01	4.25
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,352,999	27.73	28.81	38,943,699	1.93	1.52	1.77	1.56	1.82
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	249,214	27.08	28.15	6,968,522	1.71	1.52	1.77	1.41	1.66
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	43,120,503	9.89	12.80	694,664,663	1.66	1.10	2.30	0.78	1.99
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,465,011	11.32	19.76	28,748,693	0.00	1.52	1.77	-1.55	-1.31
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	623,566	18.07	19.71	11,944,767	0.00	1.40	1.97	-1.89	-1.33
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	5,475,198	13.08	18.14	104,245,595	0.00	1.10	2.30	-2.31	-1.14
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	5,697,680	19.45	58.68	331,856,875	0.86	1.52	1.77	12.59	12.87
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	770,664	53.60	58.51	43,828,251	0.69	1.40	1.97	12.20	12.84
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	13,854,264	13.43	14.89	404,313,342	0.61	1.10	2.30	11.72	13.06
SAST SA MFS Blue Chip Growth Portfolio Class 1	657,941	9.85	12.48	6,817,677	0.57	1.52	1.77	4.49	4.75
SAST SA MFS Blue Chip Growth Portfolio Class 2	253,275	9.42	10.05	2,525,947	0.40	1.52	1.97	4.13	4.59
SAST SA MFS Blue Chip Growth Portfolio Class 3	6,716,150	13.91	15.62	90,396,791	0.36	1.10	2.30	3.68	4.93
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,162,651	17.42	39.51	45,623,723	0.86	1.52	1.77	6.73	7.00
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	211,826	36.32	38.66	8,128,044	0.61	1.52	1.97	6.36	6.84
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	11,336,228	13.15	16.47	251,541,066	0.62	1.10	2.30	5.91	7.18
SAST SA MFS Telecom Utility Portfolio Class 1	483,684	22.52	23.44	11,326,174	2.94	1.52	1.77	8.63	8.90
SAST SA MFS Telecom Utility Portfolio Class 2	60,597	22.10	22.92	1,371,235	2.95	1.52	1.77	8.47	8.74
SAST SA MFS Telecom Utility Portfolio Class 3	1,217,465	10.96	15.66	22,106,968	2.71	1.10	2.30	7.79	9.09
SAST SA MFS Total Return Portfolio Class 1	2,693,485	18.23	40.67	108,584,452	2.29	1.52	1.77	7.16	7.43
SAST SA MFS Total Return Portfolio Class 2	758,634	37.23	39.75	29,893,218	2.08	1.52	1.97	6.79	7.27
SAST SA MFS Total Return Portfolio Class 3	6,682,583	12.04	14.04	167,843,261	2.00	1.10	2.30	6.33	7.61
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,046,678	12.79	13.31	27,230,282	1.23	1.52	1.77	-3.67	-3.43
SAST SA Morgan Stanley International Equities Portfolio Class 2	769,565	12.21	13.02	9,950,111	1.02	1.52	1.97	-4.01	-3.58
SAST SA Morgan Stanley International Equities Portfolio Class 3	9,863,969	9.10	9.25	116,468,102	0.96	1.10	2.30	-4.42	-3.27
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	772,040	31.90	33.21	25,613,545	0.76	1.52	1.77	9.71	9.98
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2	122,648	30.37	32.47	3,954,414	0.58	1.52	1.97	9.32	9.81
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	2,478,652	13.96	15.86	53,774,397	0.54	1.10	2.30	8.86	10.17
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	81,202,899	10.22	11.02	919,517,270	0.00	1.10	2.15	4.51	5.61
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,377,454	29.29	30.45	41,900,245	6.58	1.52	1.77	16.18	16.47
SAST SA PineBridge High-Yield Bond Portfolio Class 2	261,478	27.82	29.76	7,707,963	6.72	1.52	1.97	15.78	16.30
SAST SA PineBridge High-Yield Bond Portfolio Class 3	6,690,025	11.05	13.59	123,879,319	6.73	1.10	2.30	15.28	16.67
SAST SA Putnam International Growth and Income Portfolio Class 1	1,845,105	10.25	14.87	27,246,044	1.80	1.52	1.77	-0.27	-0.02
SAST SA Putnam International Growth and Income Portfolio Class 2	340,179	13.68	14.56	4,912,040	1.64	1.52	1.97	-0.62	-0.17
SAST SA Putnam International Growth and Income Portfolio Class 3	9,026,207	7.93	9.60	115,663,859	1.55	1.10	2.30	-1.04	0.15
SAST SA Schroders VCP Global Allocation Portfolio Class 3	30,345,467	10.74	10.87	328,834,258	0.00	1.10	2.30	7.44	8.65
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	46,652,003	10.49	10.61	493,653,461	0.33	1.10	2.30	4.90	6.09
SAST SA Templeton Foreign Value Portfolio Class 2	729,118	16.72	18.07	13,121,281	1.65	1.52	1.97	-0.71	-0.26
SAST SA Templeton Foreign Value Portfolio Class 3	31,016,379	9.42	9.76	395,265,253	1.67	1.10	2.30	-1.14	0.05
SAST SA VCP Dynamic Allocation Portfolio Class 3	710,379,450	9.82	11.53	8,545,058,556	1.46	1.10	2.30	2.14	3.37
SAST SA VCP Dynamic Strategy Portfolio Class 3	457,797,898	9.87	11.62	5,489,904,131	1.42	1.10	2.15	2.92	4.00
SAST SA WellsCap Aggressive Growth Portfolio Class 1	1,011,488	10.72	21.08	21,284,060	0.00	1.52	1.77	5.50	5.76
SAST SA WellsCap Aggressive Growth Portfolio Class 2	140,110	19.26	20.58	2,855,195	0.00	1.52	1.97	5.13	5.61
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,487,003	12.23	12.28	22,387,502	0.00	1.10	2.30	4.68	5.94
SAST SA WellsCap Fundamental Growth Portfolio Class 1	1,246,553	26.34	27.41	34,108,850	0.00	1.52	1.77	-0.78	-0.53
SAST SA WellsCap Fundamental Growth Portfolio Class 2	78,475	25.06	26.78	2,075,980	0.00	1.52	1.97	-1.12	-0.68
SAST SA WellsCap Fundamental Growth Portfolio Class 3	2,526,417	12.51	14.41	57,784,114	0.00	1.10	2.30	-1.55	-0.36
VALIC Company I International Equities Index Fund	337,899	9.35	9.45	3,163,139	2.33	1.10	1.40	-0.15	0.15
VALIC Company I International Socially Responsible Fund	18,561	10.30	10.66	191,485	0.31	1.10	1.40	5.46	5.78
VALIC Company I Mid Cap Index Fund	209,458	11.40	12.19	2,501,860	1.02	1.10	1.40	18.95	19.31
VALIC Company I Nasdaq-100 Index Fund	145,709	10.56	11.91	1,697,570	0.49	1.10	1.70	4.97	5.60
VALIC Company I Small Cap Index Fund	169,200	11.16	12.39	2,012,851	1.15	1.10	1.40	19.50	19.86
VALIC Company I Stock Index Fund	762,475	10.60	11.53	8,712,957	2.13	1.10	1.70	9.72	10.38

		December 31, 2015			For the Year Ended December 31 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	2,791,383	22.13	22.88	63,748,342	1.59	1.52	1.77	-0.38	-0.13
American Funds IS Asset Allocation Fund Class 3	523,181	68.06	69.31	36,231,221	1.66	1.30	1.40	0.05	0.15
American Funds IS Capital Income Builder Class 4	69,041	9.43	9.64	662,428	2.81	1.10	1.40	-3.16	-2.87
American Funds IS Global Growth Fund Class 2	5,814,880	31.71	33.67	194,638,015	0.99	1.52	1.97	4.85	5.32
American Funds IS Growth Fund Class 2	8,582,423	29.42	31.22	266,061,733	0.58	1.52	1.97	4.77	5.25
American Funds IS Growth Fund Class 3	670,078	283.96	289.17	193,645,938	0.65	1.30	1.40	5.44	5.54
American Funds IS Growth-Income Fund Class 2	10,210,265	24.74	26.27	266,505,791	1.25	1.52	1.97	-0.52	-0.08
American Funds IS Growth-Income Fund Class 3	823,135	192.83	196.37	161,492,915	1.33	1.30	1.40	0.12	0.22
American Funds IS High-Income Bond Fund Class 3	133,285	85.58	87.14	11,609,844	5.37	1.30	1.40	-8.42	-8.33
American Funds IS International Fund Class 3	576,621	53.82	54.81	31,581,888	1.55	1.30	1.40	-5.77	-5.68
American Funds IS Ultra-Short Bond Fund Class 3	301,423	19.78	20.14	6,069,574	0.00	1.30	1.40	-1.83	-1.73
American Funds IS US Government/AAA-Rated Securities Fund Class 3	271,758	39.70	40.42	10,978,306	1.40	1.30	1.40	0.23	0.33
AST SA BlackRock Multi-Asset Income Portfolio Class 3	8,383	9.77	10.78	107,648	0.75	1.10	1.40	-6.05	-5.77
AST SA PGI Asset Allocation Portfolio Class 1	2,630,695	34.78	36.08	94,831,785	2.92	1.52	1.77	-3.45	-3.21
AST SA PGI Asset Allocation Portfolio Class 2	164,976	33.17	35.31	5,746,646	2.76	1.52	1.97	-3.78	-3.35

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AST SA PGI Asset Allocation Portfolio Class 3	1,559,554	10.96	13.79	34,297,407	2.80	1.10	2.30	-4.20	-3.04
AST SA Wellington Capital Appreciation Portfolio Class 1	3,034,634	91.72	95.23	284,721,855	0.00	1.52	1.77	6.82	7.09
AST SA Wellington Capital Appreciation Portfolio Class 2	489,826	88.76	94.73	45,450,170	0.00	1.40	1.97	6.45	7.06
AST SA Wellington Capital Appreciation Portfolio Class 3	10,203,791	14.17	21.80	426,922,869	0.00	1.10	2.30	5.99	7.27
AST SA Wellington Government and Quality Bond Portfolio Class 1	3,311,085	20.49	21.27	70,014,654	1.48	1.52	1.77	-1.22	-0.98
AST SA Wellington Government and Quality Bond Portfolio Class 2	1,444,594	19.59	20.81	29,886,349	1.28	1.52	1.97	-1.57	-1.13
AST SA Wellington Government and Quality Bond Portfolio Class 3	32,693,134	9.99	11.37	517,482,820	1.28	1.10	2.30	-1.99	-0.81
AST SA Wellington Growth Portfolio Class 1	1,407,748	46.46	48.23	67,822,689	0.62	1.52	1.77	-1.61	-1.36
AST SA Wellington Growth Portfolio Class 2	399,190	44.52	47.28	18,719,395	0.42	1.52	1.97	-1.95	-1.51
AST SA Wellington Growth Portfolio Class 3	2,674,883	12.13	14.28	89,410,347	0.34	1.10	2.15	-2.22	-1.19
AST SA Wellington Natural Resources Portfolio Class 1	671,538	29.47	30.60	20,531,857	1.53	1.52	1.77	-22.77	-22.58
AST SA Wellington Natural Resources Portfolio Class 2	172,720	28.25	30.02	5,118,355	1.29	1.52	1.97	-23.04	-22.70
AST SA Wellington Natural Resources Portfolio Class 3	4,882,343	5.92	6.57	66,749,200	1.15	1.10	2.30	-23.37	-22.45
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	30,466	9.09	9.57	288,623	3.57	1.10	1.70	-9.10	-5.04
BlackRock Global Allocation V.I. Fund Class III	215,571	9.27	9.71	2,036,288	1.42	1.10	1.70	-7.26	-2.08
BlackRock iShares Alternative Strategies VI Fund Class III	64,714	9.29	9.93	630,027	5.66	1.10	1.70	-7.12	-2.32
BlackRock iShares Dynamic Fixed Income VI Fund Class III	5,033	9.69	9.79	49,112	3.49	1.10	1.40	-2.84	-2.55
BlackRock iShares Equity Appreciation VI Fund Class 3	10,067	8.85	9.24	91,274	3.34	1.10	1.40	-8.00	-7.72
Columbia VP Asset Allocation Fund Class 1	48,225	15.45	16.02	771,994	2.07	1.52	1.77	-0.71	-0.46
Columbia VP Dividend Opportunity Fund Class 1	122,000	14.68	15.24	1,848,927	0.00	1.52	1.77	-4.36	-4.12
Columbia VP Emerging Markets Bond Fund Class 2	206	9.29	9.33	1,916	0.00	1.10	1.70	-7.10	-2.39
Columbia VP Income Opportunities Fund Class 1	577,730	21.15	22.81	12,963,856	9.20	1.52	2.17	-3.12	-2.49
Columbia VP Limited Duration Credit Fund Class 2	9,468	9.58	9.51	90,115	0.00	1.10	1.40	-3.84	-3.56
Columbia VP Mid Cap Growth Opportunity Fund Class 1	26,926	15.02	16.91	443,287	0.00	1.52	2.02	3.50	4.02
Columbia VP Small Company Growth Fund Class 1	43,151	16.14	16.76	718,921	0.00	1.52	1.77	2.00	2.26
FTVIP Franklin Allocation VIP Fund Class 2	4,171,986	10.88	11.98	48,202,007	3.02	1.10	2.30	-8.35	-7.24
FTVIP Franklin Income VIP Fund Class 2	11,333,252	11.59	12.79	140,075,957	4.72	1.10	2.30	-9.17	-8.07
FTVIP Franklin Strategic Income VIP Fund Class 2	58,383	9.31	9.36	541,942	6.39	1.10	1.70	-6.92	-4.92
Goldman Sachs VIT Global Trends Allocation Fund Service Class	4,209	8.97	9.48	39,641	0.18	1.10	1.70	-10.33	-6.07
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	53,719	9.23	9.31	495,129	3.62	1.10	1.70	-6.94	-5.93
Goldman Sachs VIT Strategic Income Fund Advisor Class	18,829	9.41	9.48	179,962	1.92	1.10	1.40	-3.61	-3.32
Invesco V.I. American Franchise Fund Series II	1,044,100	13.59	17.23	17,915,130	0.00	1.10	2.30	2.37	3.60
Invesco V.I. Balanced-Risk Allocation Fund Series II	24,709	9.01	9.62	233,043	2.73	1.10	1.70	-9.88	-5.45
Invesco V.I. Comstock Fund Series II	19,495,530	11.39	13.42	318,911,495	1.66	1.10	2.30	-8.33	-7.22
Invesco V.I. Growth and Income Fund Series II	25,455,167	11.65	13.72	453,812,224	2.55	1.10	2.30	-5.51	-4.37
Ivy VIP Asset Strategy Class II	32,456	8.61	9.02	289,994	0.21	1.10	1.40	-9.62	-9.35
Lord Abbett Bond Debenture Portfolio Class VC	45,171	9.30	9.76	436,149	8.22	1.10	1.70	-6.98	0.10
Lord Abbett Fundamental Equity Portfolio Class VC	17,254		9.88	170,492	0.02		1.10		-14.58
Lord Abbett Growth and Income Portfolio Class VC	13,843,406	11.63	11.90	206,593,937	1.18	1.10	2.30	-5.07	-3.93
Lord Abbett Mid Cap Stock Portfolio Class VC	975,144	18.93	19.59	19,055,021	0.55	1.52	1.77	-5.48	-5.24
Lord Abbett Short Duration Income Portfolio Class VC	91,371	9.81	9.90	903,381	2.71	1.10	1.70	-1.92	1.59
Morgan Stanley VIF Global Infrastructure Portfolio Class II	44,845	8.10	8.61	377,895	0.40	1.10	1.70	-18.99	-14.83
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio	51,274	9.12	9.35	477,375	0.00	1.10	1.70	-8.81	-6.10
PIMCO All Asset Portfolio Advisor Class	2,077	8.70	8.85	18,142	0.20	1.10	1.40	-10.45	-10.18
PIMCO Dynamic Bond Portfolio Advisor Class	37,305	9.66	9.69	361,075	2.10	1.10	1.70	-3.43	-2.85
PIMCO Emerging Markets Bond Portfolio Advisor Class	4,344	9.24	9.58	41,143	6.16	1.10	1.40	-3.67	-3.38
PVC Diversified International Account Class 1	132,854	7.08	7.45	984,213	2.58	1.40	1.80	-2.13	-1.74
PVC Equity Income Account Class 1	938,574	13.96	14.79	13,742,463	2.41	1.40	1.80	-5.64	-5.26
PVC Equity Income Account Class 2	634,532	13.17	13.46	8,705,414	2.19	1.52	1.95	-6.00	-5.60
PVC Government & High Quality Bond Account Class 1	349,519	8.14	8.62	2,956,911	3.28	1.40	1.80	-1.00	-0.61
PVC Income Account Class 1	446,081	9.76	10.34	4,571,031	4.33	1.40	1.80	-2.48	-2.09
PVC Income Account Class 2	226,558	9.28	9.81	2,216,560	3.91	1.55	1.95	-2.84	-2.45
PVC LargeCap Growth Account Class 1	57,254	11.10	11.77	668,524	0.13	1.40	1.80	3.11	3.52
PVC LargeCap Growth Account Class 2	37,927	10.55	11.15	420,667	0.00	1.55	1.95	2.71	3.12
PVC MidCap Account Class 1	100,415	18.58	19.67	1,947,924	0.52	1.40	1.80	-0.17	0.23
PVC MidCap Account Class 2	42,728	17.51	18.53	786,812	0.25	1.55	1.95	-0.59	-0.19
PVC Principal Capital Appreciation Account Class 1	508,754	19.78	20.96	10,585,868	0.27	1.40	1.80	0.35	0.76
PVC Principal Capital Appreciation Account Class 2	107,657	18.62	19.71	2,108,503	0.04	1.55	1.95	-0.03	0.37
PVC Real Estate Securities Account Class 1	14,969	29.23	30.84	459,360	1.42	1.40	1.80	2.35	2.76
PVC Real Estate Securities Account Class 2	8,414	28.96	29.82	249,517	1.45	1.55	1.70	2.25	2.40
PVC SAM Balanced Portfolio Class 1	2,421,383	13.56	14.37	34,164,668	2.87	1.40	1.80	-2.58	-2.19
PVC SAM Balanced Portfolio Class 2	2,331,940	12.85	13.65	31,530,350	2.66	1.52	1.95	-2.99	-2.57
PVC SAM Conservative Balanced Portfolio Class 1	347,189	9.55	10.11	3,471,829	3.23	1.40	1.80	-2.55	-2.16
PVC SAM Conservative Balanced Portfolio Class 2	430,461	9.06	13.41	4,201,519	3.09	1.52	1.95	-2.85	-2.43
PVC SAM Conservative Growth Portfolio Class 1	1,172,681	14.21	15.05	17,274,371	2.19	1.40	1.80	-2.86	-2.47
PVC SAM Conservative Growth Portfolio Class 2	1,284,667	13.42	14.24	18,070,799	1.98	1.52	1.95	-3.25	-2.83
PVC SAM Flexible Income Portfolio Class 1	621,141	10.78	11.43	7,000,547	3.57	1.40	1.80	-3.07	-2.68
PVC SAM Flexible Income Portfolio Class 2	622,664	10.24	13.36	6,718,550	3.29	1.52	1.95	-3.45	-3.03
PVC SAM Strategic Growth Portfolio Class 1	258,928	15.61	16.51	4,220,271	2.18	1.40	1.80	-3.38	-2.99
PVC SAM Strategic Growth Portfolio Class 2	458,021	14.75	15.69	7,082,676	2.12	1.52	1.95	-3.77	-3.35
PVC Short-Term Income Account Class 1	90,686	7.32	7.76	692,343	2.47	1.40	1.80	-1.09	-0.69
PVC SmallCap Account Class 1	64,235	10.48	11.09	695,220	0.87	1.40	1.80	4.83	10.91
PVC SmallCap Account Class 2	36,662	9.91	10.46	380,420	0.37	1.55	1.95	-0.85	4.58
SST SA Allocation Balanced Portfolio Class 3	9,808,347	9.92	12.92	133,910,023	1.29	1.10	2.30	-3.57	-2.41
SST SA Allocation Growth Portfolio Class 3	1,891,628	9.91	13.31	26,621,533	1.41	1.10	2.30	-4.10	-2.94
SST SA Allocation Moderate Growth Portfolio Class 3	14,224,508	9.90	12.84	193,378,093	1.34	1.10	2.30	-3.97	-2.81
SST SA Allocation Moderate Portfolio Class 3	13,221,703	9.90	12.95	181,299,733	1.28	1.10	2.30	-3.87	-2.71
SST SA Columbia Focused Growth Portfolio Class 3	2,785	9.67	10.28	28,645	0.00	1.10	1.35	-3.34	2.04

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Columbia Focused Value Portfolio Class 3	4,667	9.26	9.86	45,264	1.39	1.10	1.35	-7.45	-5.21
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	6,915	9.83	9.94	68,204	3.25	1.10	1.40	-1.91	-1.62
SST SA Multi-Managed International Equity Portfolio Class 3	23,474	9.20	9.30	216,388	2.03	1.10	1.40	-4.45	-4.17
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	8,467	10.31	10.85	87,329	0.12	1.10	1.40	2.85	3.16
SST SA Multi-Managed Large Cap Value Portfolio Class 3	11,052	9.34	9.67	104,117	0.46	1.10	1.40	-6.39	-6.11
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	28,478	9.81	10.42	291,101	0.00	1.10	1.40	-1.28	-0.98
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	23,282	9.27	9.79	221,893	0.40	1.10	1.40	-7.34	-7.06
SST SA Multi-Managed Small Cap Portfolio Class 3	10,444	9.29	10.11	103,625	0.00	1.10	1.40	-7.20	-6.92
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	13,112	9.33	10.16	124,614	5.86	1.10	1.35	-6.74	-1.49
SST SA T. Rowe Price Growth Stock Portfolio Class 3	25,580	9.97	11.32	279,173	0.00	1.10	1.70	-0.32	9.05
SST SA Wellington Real Return Portfolio Class 3	26,378,012	9.69	10.44	291,217,509	3.72	1.10	2.30	-3.60	-2.43
SAST SA AB Growth Portfolio Class 1	2,846,827	58.49	60.72	171,125,893	0.13	1.52	1.77	9.31	9.58
SAST SA AB Growth Portfolio Class 2	334,856	55.72	60.58	19,731,724	0.00	1.40	1.97	8.93	9.55
SAST SA AB Growth Portfolio Class 3	2,765,013	14.84	17.86	109,017,114	0.00	1.10	2.30	8.46	9.77
SAST SA AB Small & Mid Cap Value Portfolio Class 2	488,367	27.37	29.08	14,107,676	0.39	1.52	1.97	-7.81	-7.40
SAST SA AB Small & Mid Cap Value Portfolio Class 3	18,508,751	11.47	16.23	406,871,596	0.31	1.10	2.30	-8.21	-7.10
SAST SA American Funds Asset Allocation Portfolio Class 3	13,107,481	11.30	13.57	188,847,907	1.45	1.10	2.30	-1.21	-0.02
SAST SA American Funds Global Growth Portfolio Class 3	24,266,979	12.11	15.37	393,581,874	0.90	1.10	2.30	4.23	5.49
SAST SA American Funds Growth Portfolio Class 3	18,339,918	12.73	15.01	291,442,744	0.91	1.10	2.30	4.12	5.37
SAST SA American Funds Growth-Income Portfolio Class 3	15,356,253	12.46	14.12	227,794,009	1.01	1.10	2.30	-1.14	0.06
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	55,204,840	9.81	11.46	647,901,024	0.00	1.10	2.15	-3.45	-2.44
SAST SA Boston Company Capital Growth Portfolio Class 1	427,992	11.17	11.60	4,952,355	0.07	1.52	1.77	3.72	3.98
SAST SA Boston Company Capital Growth Portfolio Class 2	128,758	10.70	11.36	1,446,720	0.00	1.52	1.97	3.36	3.83
SAST SA Boston Company Capital Growth Portfolio Class 3	3,396,725	10.47	12.62	39,523,772	0.00	1.10	2.17	3.05	4.16
SAST SA Columbia Technology Portfolio Class 1	2,643,090	3.84	3.99	10,523,043	0.00	1.52	1.77	8.15	8.42
SAST SA Columbia Technology Portfolio Class 2	840,073	3.66	3.97	3,253,073	0.00	1.40	1.97	7.78	8.39
SAST SA Columbia Technology Portfolio Class 3	5,207,797	15.39	16.26	35,845,053	0.00	1.10	2.30	7.31	8.61
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,671,877	11.73	12.17	32,485,066	0.00	1.52	1.77	-1.96	-1.72
SAST SA DFA Ultra Short Bond Portfolio Class 2	694,357	11.23	11.92	8,217,323	0.00	1.52	1.97	-2.30	-1.86
SAST SA DFA Ultra Short Bond Portfolio Class 3	17,341,840	8.32	9.59	174,034,444	0.00	1.10	2.30	-2.72	-1.55
SAST SA Dogs of Wall Street Portfolio Class 1	1,064,541	21.96	22.79	24,244,413	1.88	1.52	1.77	0.28	0.53
SAST SA Dogs of Wall Street Portfolio Class 2	270,685	21.06	22.35	6,003,521	1.72	1.52	1.97	-0.07	0.38
SAST SA Dogs of Wall Street Portfolio Class 3	4,416,050	12.22	17.64	87,220,540	1.71	1.10	2.30	-0.50	0.70
SAST SA Federated Corporate Bond Portfolio Class 1	2,154,353	26.78	27.81	59,827,790	3.77	1.52	1.77	-2.95	-2.71
SAST SA Federated Corporate Bond Portfolio Class 2	649,130	25.61	27.23	17,549,160	3.57	1.52	1.97	-3.29	-2.86
SAST SA Federated Corporate Bond Portfolio Class 3	29,134,813	10.00	14.60	576,768,859	3.53	1.10	2.30	-3.71	-2.55
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	847,955	32.54	33.79	28,637,392	1.73	1.52	1.77	0.04	0.29
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	217,424	31.14	33.09	7,131,461	1.54	1.52	1.97	-0.31	0.14
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	11,096,011	10.95	11.25	198,565,559	1.50	1.10	2.30	-0.74	0.46
SAST SA Franklin Small Company Value Portfolio Class 3	12,872,619	10.68	13.08	170,639,416	0.06	1.10	2.30	-9.78	-8.69
SAST SA Goldman Sachs Global Bond Portfolio Class 1	1,154,392	20.86	21.66	24,924,012	0.00	1.52	1.77	-4.58	-4.34
SAST SA Goldman Sachs Global Bond Portfolio Class 2	261,329	19.97	21.19	5,495,172	0.00	1.52	1.97	-4.91	-4.48
SAST SA Goldman Sachs Global Bond Portfolio Class 3	13,485,814	9.40	11.18	192,172,533	0.00	1.10	2.30	-5.32	-4.17
SAST SA Invesco Growth Opportunities Portfolio Class 1	866,277	8.90	9.24	7,991,488	0.00	1.52	1.77	-2.40	-2.16
SAST SA Invesco Growth Opportunities Portfolio Class 2	335,794	8.51	9.06	3,013,929	0.00	1.52	1.97	-2.74	-2.31
SAST SA Invesco Growth Opportunities Portfolio Class 3	11,845,744	11.97	16.29	143,143,825	0.00	1.10	2.30	-3.16	-1.99
SAST SA Invesco VCP Equity-Income Portfolio Class 3	56,711,476	9.84	11.10	642,267,915	0.22	1.10	2.15	-4.35	-3.34
SAST SA Janus Focused Growth Portfolio Class 1	706,390	17.43	18.10	12,762,757	0.00	1.52	1.77	-1.49	-1.24
SAST SA Janus Focused Growth Portfolio Class 2	628,610	17.11	17.71	11,070,322	0.00	1.52	1.77	-1.64	-1.39
SAST SA Janus Focused Growth Portfolio Class 3	6,263,049	12.17	15.18	103,870,368	0.00	1.10	2.30	-2.26	-1.08
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,786,855	23.01	23.88	42,403,300	1.73	1.52	1.77	-1.72	-1.48
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	323,806	22.00	23.37	7,482,921	1.54	1.52	1.97	-2.07	-1.63
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	5,566,611	11.63	14.14	93,203,712	1.55	1.10	2.30	-2.49	-1.31
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,304,541	14.20	14.74	19,255,249	1.76	1.52	1.77	-15.78	-15.57
SAST SA JPMorgan Emerging Markets Portfolio Class 2	265,542	13.58	14.43	3,802,798	1.62	1.52	1.97	-16.08	-15.70
SAST SA JPMorgan Emerging Markets Portfolio Class 3	10,266,018	7.48	8.34	115,010,939	1.56	1.10	2.30	-16.44	-15.43
SAST SA JPMorgan Equity-Income Portfolio Class 1	2,684,512	43.72	45.38	120,413,846	1.70	1.52	1.77	-3.89	-3.65
SAST SA JPMorgan Equity-Income Portfolio Class 2	203,079	41.66	44.36	8,925,661	1.60	1.52	1.97	-4.23	-3.80
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,771,445	12.14	13.97	121,964,310	1.59	1.10	2.30	-4.64	-3.49
SAST SA JPMorgan Global Equities Portfolio Class 1	1,560,225	25.75	26.74	41,529,894	1.42	1.52	1.77	-2.96	-2.72
SAST SA JPMorgan Global Equities Portfolio Class 2	159,931	24.71	26.69	4,181,865	1.23	1.40	1.97	-3.30	-2.75
SAST SA JPMorgan Global Equities Portfolio Class 3	1,934,461	11.17	11.29	31,044,338	1.20	1.10	2.30	-3.71	-2.55
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,502,339	27.31	28.29	42,464,226	1.17	1.52	1.77	-1.87	-1.62
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	286,576	26.71	27.69	7,888,184	0.83	1.52	1.77	-2.02	-1.77
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	41,821,741	9.70	12.70	674,332,861	0.90	1.10	2.30	-2.63	-1.46
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,702,554	19.28	20.02	33,856,155	0.00	1.52	1.77	1.18	1.43
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	731,734	18.42	19.97	14,230,012	0.00	1.40	1.97	0.82	1.40
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	5,678,575	13.23	18.57	109,888,680	0.00	1.10	2.30	0.39	1.60
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	6,538,560	50.07	51.98	337,319,121	0.50	1.52	1.77	-0.47	-0.22
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	926,420	47.77	51.85	46,791,096	0.33	1.40	1.97	-0.81	-0.25
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	15,559,952	11.88	13.33	415,934,260	0.23	1.10	2.30	-1.24	-0.05
SAST SA MFS Blue Chip Growth Portfolio Class 1	764,873	9.43	9.79	7,561,301	0.38	1.52	1.77	2.55	2.81
SAST SA MFS Blue Chip Growth Portfolio Class 2	296,156	9.05	9.61	2,823,588	0.24	1.52	1.97	2.20	2.66
SAST SA MFS Blue Chip Growth Portfolio Class 3	6,941,171	13.25	15.06	88,016,497	0.19	1.10	2.30	1.76	2.99
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,305,231	35.57	36.92	47,895,981	0.83	1.52	1.77	-1.54	-1.29
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	254,376	34.15	36.18	9,141,033	0.66	1.52	1.97	-1.88	-1.44
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	11,937,528	12.27	15.55	252,203,843	0.61	1.10	2.30	-2.30	-1.12
SAST SA MFS Telecom Utility Portfolio Class 1	548,711	20.73	21.52	11,798,835	4.69	1.52	1.77	-13.58	-13.36

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Telecom Utility Portfolio Class 2	70,313	20.37	21.08	1,464,649	4.50	1.52	1.77	-13.71	-13.49
SAST SA MFS Telecom Utility Portfolio Class 3	1,304,070	10.04	14.52	22,273,753	4.47	1.10	2.30	-14.25	-13.22
SAST SA MFS Total Return Portfolio Class 1	3,050,425	36.48	37.85	114,450,996	2.39	1.52	1.77	-2.21	-1.96
SAST SA MFS Total Return Portfolio Class 2	889,296	34.87	37.06	32,707,582	2.18	1.52	1.97	-2.55	-2.11
SAST SA MFS Total Return Portfolio Class 3	6,615,573	11.19	13.20	165,023,988	2.12	1.10	2.30	-2.97	-1.79
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,312,299	13.28	13.79	31,857,235	2.08	1.52	1.77	-1.49	-1.24
SAST SA Morgan Stanley International Equities Portfolio Class 2	902,973	12.72	13.51	12,117,412	1.88	1.52	1.97	-1.83	-1.39
SAST SA Morgan Stanley International Equities Portfolio Class 3	10,118,896	9.52	9.56	125,577,521	1.80	1.10	2.30	-2.25	-1.07
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	884,704	29.08	30.20	26,677,332	0.57	1.52	1.77	1.19	1.45
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2	155,376	27.78	29.57	4,563,032	0.40	1.52	1.97	0.84	1.29
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	2,277,826	12.67	14.57	47,259,715	0.37	1.10	2.30	0.41	1.62
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	47,381,022	9.68	10.54	509,246,154	0.00	1.10	2.15	-5.87	-4.88
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,530,919	25.21	26.14	39,987,023	5.12	1.52	1.77	-5.97	-5.74
SAST SA PineBridge High-Yield Bond Portfolio Class 2	340,698	24.03	25.59	8,631,972	4.98	1.52	1.97	-6.30	-5.88
SAST SA PineBridge High-Yield Bond Portfolio Class 3	6,475,263	9.48	11.79	107,056,210	5.19	1.10	2.30	-6.70	-5.58
SAST SA Putnam International Growth and Income Portfolio Class 1	2,077,122	14.32	14.88	30,686,610	2.60	1.52	1.77	-3.33	-3.09
SAST SA Putnam International Growth and Income Portfolio Class 2	378,945	13.77	14.58	5,482,966	2.41	1.52	1.97	-3.67	-3.23
SAST SA Putnam International Growth and Income Portfolio Class 3	9,819,168	8.01	9.58	126,607,772	2.32	1.10	2.30	-4.08	-2.92
SAST SA Templeton Foreign Value Portfolio Class 2	850,802	16.84	18.12	15,361,549	1.91	1.52	1.97	-6.64	-6.22
SAST SA Templeton Foreign Value Portfolio Class 3	32,156,715	9.52	9.75	414,556,491	1.91	1.10	2.30	-7.04	-5.92
SAST SA VCP Dynamic Allocation Portfolio Class 3	740,201,876	9.50	11.29	8,639,891,481	1.05	1.10	2.30	-7.31	-6.19
SAST SA VCP Dynamic Strategy Portfolio Class 3	471,375,112	9.49	11.29	5,452,487,007	0.81	1.10	2.15	-7.43	-6.45
SAST SA WellsCap Aggressive Growth Portfolio Class 1	1,149,746	19.20	19.93	22,903,971	0.00	1.52	1.77	-2.92	-2.68
SAST SA WellsCap Aggressive Growth Portfolio Class 2	159,660	18.32	19.48	3,085,053	0.00	1.52	1.97	-3.26	-2.82
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,678,891	11.55	11.73	24,105,178	0.00	1.10	2.30	-3.67	-2.51
SAST SA WellsCap Fundamental Growth Portfolio Class 1	1,415,118	26.54	27.56	38,923,276	0.00	1.52	1.77	-0.25	0.00
SAST SA WellsCap Fundamental Growth Portfolio Class 2	88,179	25.34	26.96	2,351,698	0.00	1.52	1.97	-0.60	-0.15
SAST SA WellsCap Fundamental Growth Portfolio Class 3	2,639,948	14.64	16.26	61,636,248	0.00	1.15	2.30	-1.03	0.12
VALIC Company I International Equities Index Fund	172,038	9.34	9.46	1,611,014	0.32	1.10	1.40	-2.38	-2.09
VALIC Company I Mid Cap Index Fund	153,265	9.59	10.22	1,535,269	0.10	1.10	1.40	-3.85	-3.57
VALIC Company I Nasdaq-100 Index Fund	84,914	10.71	11.28	935,961	0.14	1.10	1.40	7.67	8.00
VALIC Company I Small Cap Index Fund	161,506	9.34	10.34	1,601,639	0.00	1.10	1.40	-5.81	-5.52
VALIC Company I Stock Index Fund	546,045	9.97	10.45	5,647,279	0.00	1.10	1.40	-0.35	-0.05

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7.Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2020, the date the financial statements were issued. While sufficient information is not available to adequately evaluate the short-term or long-term impact to the Company as a result of the economic and market activities associated with the 2020 outbreak of COVID-19 ("Coronavirus"), the current economic volatility and environment may adversely impact net assets for each sub-account.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.Separate Account Mergers

At the close of business on November 29, 2019, American General Life Insurance Company Variable Annuity Account 1 ("AGL VAA1"), Variable Annuity Account 2 ("AGL VAA2"), and Variable Annuity Account 4 ("AGL VAA4") were consolidated with and into the Separate Account. AGL VAA1, AGL VAA2 and AGL VAA4 existed as segregated investment accounts established by the Company to receive and invest premium payments from variable annuity contracts issued by the Company. In effect, the consolidation resulted in the transfer of all subaccounts in AGL VAA1, AGL VAA2 and AGL VAA4 to the Separate Account. The purpose of the Consolidation was to reduce the ongoing administrative costs and inefficiencies associated with maintaining multiple Separate Accounts, each with its own recordkeeping and reporting requirements. Activity from operations and contract transactions for the consolidating separate accounts that occurred after November 29, 2019 is included in the Statement of Operations and Changes in Net Assets.

The summary below presents the shares, net asset value per share, value of shares, cost of shares, due to/from general account and net assets held for the subaccounts from each of the separate accounts that consolidated into the Separate Account on November 29, 2019.

The following table contains the funds merged in from AGL VAA1.

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
AST SA BlackRock Multi-Asset Income Portfolio Class 1	03311Y608	1,956,047	6.63	12,968,592	13,706,409	-	12,968,592
AST SA Wellington Capital Appreciation Portfolio Class 1	03311Y301	1,411,023	43.62	61,548,838	58,917,823	-	61,548,838
AST SA Wellington Government and Quality Bond Portfolio Class 1	03311Y889	719,885	15.43	11,107,831	10,970,928	-	11,107,831
AST SA Wellington Strategic Multi-Asset Portfolio Class 1	03311Y707	1,688,030	8.33	14,061,289	13,219,326	-	14,061,289
SAST SA AB Growth Portfolio Class 1	86703T774	1,416,441	49.16	69,632,249	60,440,248	-	69,632,249

The following table contains the funds merged in from AGL VAA2.

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
AST SA Wellington Government and Quality Bond Portfolio Class 1	03311Y889	690	15.43	10,645	10,659	-	10,645
SAST SA DFA Ultra Short Bond Portfolio Class 1	86703T402	911	10.62	9,673	9,650	-	9,673
SAST SA Janus Focused Growth Portfolio Class 1	86704C861	19,950	16.07	320,599	145,118	-	320,599
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	86703T790	13,587	20.39	277,046	283,717	-	277,046
SAST SA MFS Total Return Portfolio Class 1	86703T873	1,418	18.88	26,767	21,490	-	26,767
SAST SA Putnam International Growth and Income Portfolio Class 1	86703T105	6,225	9.68	60,253	48,016	-	60,253

The following table contains the funds merged in from AGL VAA4.

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
American Funds IS Global Growth Fund Class 2	030372742	646,058	31.35	20,253,929	17,509,310	-	20,253,929
American Funds IS Growth Fund Class 2	030372767	350,426	78.46	27,494,418	24,794,074	-	27,494,418
American Funds IS Growth-Income Fund Class 2	030372817	906,265	49.33	44,706,034	42,134,153	-	44,706,034
AST SA PGI Asset Allocation Portfolio Class 1	03311Y855	833,041	13.82	11,512,626	11,810,327	-	11,512,626
AST SA PGI Asset Allocation Portfolio Class 2	03311Y848	523,894	13.81	7,234,980	7,314,324	-	7,234,980
AST SA Wellington Capital Appreciation Portfolio Class 1	03311Y301	512,338	43.62	22,348,175	21,311,286	-	22,348,175
AST SA Wellington Capital Appreciation Portfolio Class 2	03311Y822	153,982	40.97	6,308,624	6,354,525	-	6,308,624
AST SA Wellington Government and Quality Bond Portfolio Class 1	03311Y889	439,889	15.43	6,787,482	6,691,001	-	6,787,482
AST SA Wellington Government and Quality Bond Portfolio Class 2	03311Y798	299,821	15.48	4,641,225	4,548,018	-	4,641,225
Invesco V.I. American Franchise Fund Series II	00888X781	13,573	61.80	838,795	741,556	-	838,795
Invesco V.I. Comstock Fund Series II	00888X765	528,086	16.46	8,692,294	8,853,234	-	8,692,294
Invesco V.I. Growth and Income Fund Series II	00888X658	480,142	18.40	8,834,607	9,401,457	-	8,834,607
Lord Abbett Growth and Income Portfolio Class VC	543910103	199,833	36.21	7,235,939	6,315,482	-	7,235,939
SAST SA AB Growth Portfolio Class 1	86703T774	482,782	49.16	23,733,565	19,632,348	-	23,733,565

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
SAST SA AB Growth Portfolio Class 2	86703T576	146,900	48.67	7,149,606	6,267,446	-	7,149,606
SAST SA AB Small & Mid Cap Value Portfolio Class 3	86703T295	362,362	14.31	5,185,404	6,034,756	-	5,185,404
SAST SA Columbia Technology Portfolio Class 1	86703T675	129,468	7.45	964,537	747,234	-	964,537
SAST SA Columbia Technology Portfolio Class 2	86703T253	82,950	7.18	595,579	547,508	-	595,579
SAST SA DFA Ultra Short Bond Portfolio Class 1	86703T402	428,310	10.62	4,548,648	4,598,544	-	4,548,648
SAST SA DFA Ultra Short Bond Portfolio Class 2	86703T535	305,422	10.49	3,203,874	3,214,745	-	3,203,874
SAST SA Dogs of Wall Street Portfolio Class 1	86703T782	111,283	13.95	1,552,392	1,491,265	-	1,552,392
SAST SA Dogs of Wall Street Portfolio Class 2	86703T469	69,188	13.92	963,096	937,801	-	963,096
SAST SA Federated Corporate Bond Portfolio Class 1	86703T501	661,244	13.43	8,880,501	8,823,286	-	8,880,501
SAST SA Federated Corporate Bond Portfolio Class 2	86703T519	426,884	13.43	5,733,056	5,751,460	-	5,733,056
SAST SA Goldman Sachs Global Bond Portfolio Class 1	86703T600	314,862	11.19	3,523,309	3,495,014	-	3,523,309
SAST SA Goldman Sachs Global Bond Portfolio Class 2	86703T386	163,917	11.07	1,814,558	1,816,967	-	1,814,558
SAST SA Invesco Growth Opportunities Portfolio Class 1	86703T659	51,783	8.60	445,334	449,036	-	445,334
SAST SA Invesco Growth Opportunities Portfolio Class 2	86704C309	70,774	8.15	576,807	636,914	-	576,807
SAST SA Janus Focused Growth Portfolio Class 1	86704C861	90,223	16.07	1,449,884	1,081,673	-	1,449,884
SAST SA Janus Focused Growth Portfolio Class 3	86704C846	29,889	15.33	458,196	392,962	-	458,196
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	86703T881	488,727	18.65	9,114,761	9,052,012	-	9,114,761
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	86703T279	258,787	18.61	4,816,028	5,047,420	-	4,816,028
SAST SA JPMorgan Equity-Income Portfolio Class 1	86703T824	319,189	35.29	11,264,179	8,833,257	-	11,264,179
SAST SA JPMorgan Equity-Income Portfolio Class 2	86704C101	68,500	35.25	2,414,613	2,244,324	-	2,414,613
SAST SA JPMorgan Global Equities Portfolio Class 1	86703T717	89,628	18.32	1,641,992	1,505,397	-	1,641,992
SAST SA JPMorgan Global Equities Portfolio Class 2	86703T360	47,319	18.28	864,987	892,901	-	864,987
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	86703T808	782,257	9.23	7,220,235	7,100,587	-	7,220,235
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	86703T212	310,478	9.20	2,856,396	2,757,383	-	2,856,396
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	86703T733	176,776	19.43	3,434,755	3,089,509	-	3,434,755
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	86704C812	135,908	18.59	2,526,536	2,306,807	-	2,526,536
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	86703T790	1,136,464	20.39	23,172,493	23,700,263	-	23,172,493
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2	86703T485	367,199	20.40	7,490,861	7,641,996	-	7,490,861
SAST SA MFS Blue Chip Growth Portfolio Class 1	86703T667	47,507	13.09	621,862	508,564	-	621,862
SAST SA MFS Blue Chip Growth Portfolio Class 2	86703T550	70,862	13.05	924,755	802,276	-	924,755
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	86703T766	45,663	23.19	1,058,923	978,287	-	1,058,923
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	86704C838	56,193	23.22	1,304,792	1,211,234	-	1,304,792
SAST SA MFS Total Return Portfolio Class 1	86703T873	693,042	18.88	13,084,628	12,401,217	-	13,084,628
SAST SA MFS Total Return Portfolio Class 3	86704C770	416,654	18.83	7,845,587	7,765,065	-	7,845,587
SAST SA Morgan Stanley International Equities Portfolio Class 1	86703T691	262,321	9.91	2,599,605	2,609,755	-	2,599,605
SAST SA Morgan Stanley International Equities Portfolio Class 2	86704C705	125,162	9.87	1,235,349	1,232,846	-	1,235,349
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	86703T816	99,327	21.88	2,173,266	1,510,626	-	2,173,266
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2	86703T428	31,964	21.89	699,695	637,287	-	699,695
SAST SA PineBridge High-Yield Bond Portfolio Class 1	86703T709	863,831	5.37	4,638,773	4,893,737	-	4,638,773
SAST SA PineBridge High-Yield Bond Portfolio Class 2	86704C507	349,418	5.37	1,876,375	1,957,108	-	1,876,375
SAST SA Putnam International Growth and Income Portfolio Class 1	86703T105	133,585	9.68	1,293,105	1,224,979	-	1,293,105
SAST SA Putnam International Growth and Income Portfolio Class 2	86704C887	71,210	9.74	693,581	585,004	-	693,581
SAST SA Templeton Foreign Value Portfolio Class 3	86703T394	363,314	14.14	5,137,259	5,247,645	-	5,137,259
SAST SA WellsCap Aggressive Growth Portfolio Class 1	86703T725	144,800	23.24	3,365,147	1,976,867	-	3,365,147
SAST SA WellsCap Aggressive Growth Portfolio Class 2	86703T592	7,538	22.70	171,117	126,865	-	171,117

The consolidation did not affect the rights, obligations, or terms of the policyholders. Additionally, the consolidation had no tax consequences on the policyholders, or the Separate Account.

American General Life

Insurance Company

Audited Statutory Financial Statements

At December 31, 2019 and 2018 and

for each of the three years ended December 31, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

		Page
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report		2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2019 and 2018		4
Statutory Statements of Operations for the Years Ended December 31, 2019, 2018 and 2017		6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2019, 2018 and
	2017	7
Statutory Statements of Cash Flows for the Years Ended December 31, 2019, 2018 and 2017		8
NOTES TO STATUTORY FINANCIAL STATEMENTS
1.	Nature of Operations	9
2.	Summary of Significant Accounting Policies	10
3.	Investments	21
4.	Securities Lending and Repurchase Agreements	29
5.	Restricted Assets	32
6.	Subprime Mortgage Risk Exposure	33
7.	Derivatives	34

8.Information about Financial Instruments with Off-Balance Sheet Risk and

	Financial Instruments with Concentrations of Credit Risk	36
9.	Fair Value Measurements	37
10.	Aggregate Policy Reserves and Deposit Fund Liabilities	43
11.	Separate Accounts	45
12.	Reserves for Guaranteed Policy Benefits and Enhancements	48
13.	Participating Policy Contracts	48
14.	Premium and Annuity Considerations Deferred and Uncollected	49
15.	Reinsurance	49
16.	Federal Income Taxes	51
17.	Capital and Surplus	56
18.	Retirement Plans and Share-Based and Deferred Compensation Plans	57
19.	Debt	58
20.	Commitments and Contingencies	60
21.	Related Party Transactions	62
22.	Subsequent Events	67

23.Loan-Backed and Structured Security Impairments and Structured Notes

Holdings	68
SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities	73
Supplemental Investment Risks Interrogatories	75
Supplemental Summary Investment Schedule	81

1

Report of Independent Auditors

To the Board of Directors and Shareholder of

American General Life Insurance Company

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

2

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National

Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and

Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

3

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2019	2018
Admitted assets
Cash and investments
Bonds	$98,988	$94,693
Preferred stock	299	303
Common stock	669	312
Cash, cash equivalents and short-term investments	446	1,547
Mortgage loans	21,446	18,928
Real estate	184	197
Contract loans	1,264	1,307
Derivatives	625	1,635
Securities lending reinvested collateral assets	1,283	352
Derivative cash collateral	26	20
Other invested assets	4,934	4,364
Total cash and investments	130,164	123,658
Amounts recoverable from reinsurers	366	306
Amounts receivable under reinsurance contracts	789	372
Current federal income tax recoverable	68	266
Deferred tax asset	618	517
Due and accrued investment income	1,407	1,379
Premiums due, deferred and uncollected	156	142
Receivables from affiliates	180	363
Other assets	1,015	164
Separate account assets	57,530	49,618
Total admitted assets	$192,293	$176,785

See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except per share data)	2019	2018
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$97,632	$91,355
Liabilities for deposit-type contracts	12,038	12,012
Accident and health reserves	766	788
Premiums received in advance	12	11
Policy and contract claims	540	573
Policyholder dividends	17	15
Total policy reserves and contractual liabilities	111,005	104,754
Payable to affiliates	267	372
Interest maintenance reserve	1,605	1,278
Derivatives	227	209
Payable for securities lending	1,452	447
Repurchase agreements	68	119
Collateral for derivatives program	356	835
Funds held under coinsurance	11,253	10,863
Accrued expenses and other liabilities	1,885	1,750
Net transfers from separate accounts due or accrued	(1,601)	(1,394)
Asset valuation reserve	1,957	1,583
Separate account liabilities	57,530	49,618
Total liabilities	186,004	170,434
Commitments and contingencies (see Note 20)
Capital and surplus
Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6
Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1
Gross paid-in and contributed surplus	3,510	3,510
Unassigned surplus	2,772	2,834
Total capital and surplus	6,289	6,351
Total liabilities and capital and surplus	$192,293	$176,785

See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
(in millions)	2019	2018	2017
Revenues
Premiums and annuity considerations	$14,330	$(10,325)	$11,031
Net investment income	6,103	6,243	5,881
Amortization of interest maintenance reserve	123	141	128
Reserve adjustments on reinsurance ceded	(2,360)	17,732	(1,160)
Commissions and expense allowances	730	814	798
Separate account fees	1,297	1,167	1,216
Other income	429	437	472
Total revenues	20,652	16,209	18,366
Benefits and expenses
Death benefits	547	260	760
Annuity benefits	2,515	1,537	3,374
Surrender benefits	7,303	7,119	6,452
Other benefits	643	271	565
Change in reserves	6,086	3,792	742
Commissions	1,143	1,131	1,023
General insurance expenses	913	828	969
Net transfers (from) to separate accounts	(192)	(774)	1,306
Other expenses	694	638	592
Total benefits and expenses	19,652	14,802	15,783
Net gain from operations before dividends to policyholders and federal
income taxes	1,000	1,407	2,583
Dividends to policyholders	4	(13)	18
Net gain from operations after dividends to policyholders and before federal
income taxes	996	1,420	2,565
Federal income tax expense	760	513	1,025
Net gain from operations	236	907	1,540
Net realized capital losses, net of tax	(144)	(342)	(928)
Net income	$92	$565	$612

See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

		Gross Paid-
	Common &	In and
(in millions)	Preferred	Contributed	Unassigned	Total Capital
	Stock	Surplus	Surplus	and Surplus
Balance, January 1, 2017	$7	$3,688	$5,306	$9,001
Net income	-	-	612	612
Change in net unrealized capital gains (losses)	-	-	36	36
Change in net unrealized foreign exchange capital gains (losses)	-	-	271	271
Change in deferred tax	-	-	(1,286)	(1,286)
Change in non-admitted assets	-	-	1,001	1,001
Change in asset valuation reserve	-	-	19	19
Change in surplus from separate accounts	-	-	178	178
Other changes in surplus in separate accounts	-	-	(178)	(178)
Cumulative effect of changes in accounting principles	-	-	132	132
Capital Changes:
Return of capital	-	(178)	-	(178)
Dividends to parent recorded as return of capital	-	-	107	107
Dividends to stockholder	-	-	(1,722)	(1,722)
Prior period corrections (see Note 2)	-	-	(9)	(9)
Balance, December 31, 2017	$7	$3,510	$4,467	$7,984
Net income	-	-	565	565
Change in net unrealized capital gains (losses)	-	-	32	32
Change in net unrealized foreign exchange capital gains (losses)	-	-	(256)	(256)
Change in deferred tax	-	-	24	24
Change in non-admitted assets	-	-	(292)	(292)
Change in asset valuation reserve	-	-	(47)	(47)
Change in surplus from separate accounts	-	-	74	74
Other changes in surplus in separate accounts	-	-	(74)	(74)
Capital Changes:
Dividends to stockholder	-	-	(1,697)	(1,697)
Prior period corrections (see Note 2)	-	-	38	38
Balance, December 31, 2018	$7	$3,510	$2,834	$6,351
Net income	-	-	92	92
Change in net unrealized capital gains (losses)	-	-	743	743
Change in net unrealized foreign exchange capital gains (losses)	-	-	207	207
Change in deferred tax	-	-	901	901
Change in non-admitted assets	-	-	(510)	(510)
Change in liability for reinsurance in unauthorized and certified companies	-	-	(1)	(1)
Change in reserve on account of change in valuation basis	-	-	22	22
Change in asset valuation reserve	-	-	(374)	(374)
Change in surplus from separate accounts	-	-	162	162
Other changes in surplus in separate accounts	-	-	(162)	(162)
Cumulative effect of changes in accounting principles	-	-	(318)	(318)
Change in surplus as a result of reinsurance	-	-	(12)	(12)
Dividends to stockholder	-	-	(890)	(890)
Prior period corrections (see Note 2)	-	-	(206)	(206)
Other changes	-	-	284	284
Balance, December 31, 2019	$7	$3,510	$2,772	$6,289

See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(in millions)	2019	2018	2017
Cash from operations	$14,286
Premium and annuity considerations, collected, net of reinsurance		$11,771	$10,601
Net investment income collected	5,563	5,468	5,143
Other income	(65)	(1,848)	1,148
Total revenue received	19,784	15,391	16,892
Benefits paid	11,381	9,107	11,051
Net transfers to (from) separate accounts	17	(971)	1,450
Commissions and expenses paid	3,278	2,907	2,959
Dividends paid to policyholders	2	(10)	19
Federal income taxes paid	681	540	902
Total benefits and expenses paid	15,359	11,573	16,381
Net cash provided by operations	4,425	3,818	511
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	20,870	18,960	23,013
Stocks	148	10	25
Mortgage loans	2,040	1,594	1,727
Real estate	38	36	32
Other invested assets	2,245	882	1,630
Derivatives	2,005	-	-
Securities lending reinvested collateral assets	-	2,066	-
Miscellaneous proceeds	100	1,235	1,281
Total proceeds from investments sold, matured or repaid	27,446	24,783	27,708
Cost of investments acquired:
Bonds	24,100	19,254	21,006
Stocks	489	325	64
Mortgage loans	4,459	4,157	4,136
Real estate	35	36	92
Other invested assets	2,500	1,343	1,714
Securities lending reinvested collateral assets	931	-	279
Miscellaneous purchases	9	1,309	341
Total cost of investments acquired	32,523	26,424	27,632
Net adjustment in contract loans	(40)	(33)	(29)
Net cash (used in) provided by investing activities	(5,037)	(1,608)	105
Cash from financing and miscellaneous sources
Cash provided (applied):
Return of capital	-	-	(178)
Net (withdrawals from) deposits on deposit-type contracts	(393)	1,983	173
Dividends to Parent	(890)	(1,697)	(1,240)
Change in securities lending	1,005	(2,013)	314
Other, net	(211)	945	245
Net cash used in financing and miscellaneous activities	(489)	(782)	(686)
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,101)	1,428	(70)
Cash, cash equivalents and short-term investments at beginning of year	1,547	119	189
Cash, cash equivalents and short-term investments at end of year	$446	$1,547	$119

Non-cash activities, excluded from above:
Non-cash transfer from other invested assets to common stocks	$57	$-	$-
Non-cash transfer from common stocks to bonds	22	-	-
Non-cash transfer from other invested assets to mortgage loans	5	787	1,468
Non-cash AIG Global Real Estate transactions	-	644	-
Non-cash Fortitude Re settlement	-	230	-
Non-cash Investment Real Estate sale	-	128	-
Non-cash tax payment	-	-	671
Non-cash dividends reclass	-	-	482

See accompanying Notes to Statutory Financial Statements.

8

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL's primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and The United States Life Insurance Company in the City of New York (USL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 – Reinsurance for further details relating to this agreement.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

9

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge was effective for certain interest rate swaps that were used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL determined were effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019. Upon adoption, the effect of the original and expanded permitted practices were respectively reported as changes in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors".

Upon expiration of the above permitted practices for swaps and swaptions subsequent to September 30, 2019, AGL applied the guidance in SSAP 86 and recognized this change in accounting principle as of the beginning of the year (i.e., January 1, 2019), as required by SSAP 3, which decreased AGL's surplus by approximately $318 million at January 1, 2019. Subsequent to January 1, 2019, application of guidance in SSAP 86 to AGL's hedging instruments (swaps and swaptions) increased AGL's surplus by approximately $0.9 billion, primarily due to the recognition of unrealized gains. AGL intends to begin prospectively accounting for the subject interest rate derivatives that hedge interest rate risk related to guaranteed minimum withdrawal benefits under SSAP 108 guidance effective January 1, 2020. The adoption of SSAP 108 will coincide with the implementation of the related reserve guidance in the NAIC Valuation Manual (VM) subsection 21 (VM 21), Requirements for Principle-Based Reserves for Variable Annuities.

In addition, AGL received a new permitted practice with respect to an excess of loss reinsurance agreement (the "XoL Agreement") for the reporting period ending December 31, 2019 as follows:

Effective December 31, 2019 and subsequent reporting periods through September 30, 2020, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to recognize an admitted asset related to the notional value of coverage defined in the XoL Agreement. This asset is reported in Other assets in the balance sheet. The XoL Agreement has a 20 year term and provides coverage to AGL for aggregate claims incurred during the agreement term associated with guaranteed minimum withdrawal benefits on certain fixed index annuities exceeding an attachment point defined in the XoL agreement. The permitted practice allows AGL to manage its reserves in a manner more in line with anticipated principle-based reserving requirements under development for fixed index annuities. As a condition for approving the permitted practice, the TDI imposed certain conditions relating to the permitted practice.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

10

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2019	2018	2017
NET INCOME
State basis		$92	$565	$612
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges - NII	86	-	47	6
Effective interest rate hedges - RG(L)		-	12	(6)
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	-	-	-
Net income, NAIC SAP		$92	$624	$612
SURPLUS
State basis		$6,289	$6,351	$7,984
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges	86	-	(403)	(430)
XoL reinsurance agreement	4	(284)	-	-
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	(24)	(24)	(24)
Statutory capital and surplus, NAIC SAP		$5,981	$5,924	$7,530

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL's risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•application of other-than-temporary impairments (OTTI);

•estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•fair value measurements of certain financial assets; and

•policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all

11

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non- insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non- insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective

12

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2019.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash

13

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write- down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets were $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest- related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

14

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM).

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $233.9 million at December 31, 2019.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG 43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

15

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company had $97.7 billion of insurance in-force and $1.7 billion of reserves as of December 31, 2019, and $66.3 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2018, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable

16

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

Effective January 1, 2019, the Company changed the Actuarial Guideline XXXV Type 2 computational method from Commissioners Annuity Reserve Valuation Method with Updated Market Values (CARVM-UMV) to Market Value Reserve Method (MVRM) using Black-Scholes Projection Method as approved by the domiciliary commissioner. The change in the reserving methodology increased unassigned surplus by $22 million.

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2019, five out-of-period errors were identified and corrected, which decreased unassigned surplus by $206 million. The most significant of these was an increase in indexed annuity reserves due to an incorrect application of incident rates.

In 2018, six out-of-period errors were identified and corrected, which increased unassigned surplus by $38 million. The most significant of these were in universal life business reflecting a reduction in reserves and adjustments to reinsurance premiums, partially offset by an increase in annuity reserves.

In 2017, certain prior year errors were identified and corrected, which increased reserves and decreased unassigned surplus by $9 million. The most significant of these was an increase in universal life reserves and a decrease in deferred annuity reserves from the correction of the cash values in the policy administration system.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 – 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to- maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and

17

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and

18

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

19

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non- admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each

20

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

		Gross	Gross
	Statement	Unrealized	Unrealized
(in millions)	Value	Gains	Losses	Fair Value
December 31, 2019
Bonds:
U.S. government obligations	$2,389	$199	$(3)	$2,585
All other governments	3,044	353	(20)	3,377
States, territories and possessions	397	49	(4)	442
Political subdivisions of states, territories and possessions	336	68	-	404
Special revenue	7,859	789	(14)	8,634
Industrial and miscellaneous	81,146	8,142	(239)	89,049
Hybrid securities	722	227	(2)	947
Bank loans	3,095	12	(29)	3,078
Total bonds	98,988	9,839	(311)	108,516
Preferred stock	299	112	-	411
Common stock*	669	-	-	669
Total equity securities	968	112	-	1,080
Total	$99,956	$9,951	$(311)	$109,596
December 31, 2018
Bonds:
U.S. government obligations	$1,754	$45	$(42)	$1,757
All other government	3,046	77	(144)	2,979
States, territories and possessions	309	22	(1)	330
Political subdivisions of states, territories and possessions	376	36	(4)	408
Special revenue	8,642	357	(135)	8,864
Industrial and miscellaneous	77,660	3,566	(1,926)	79,300
Hybrid securities	785	132	(19)	898
Bank loans	2,121	8	(28)	2,101
Total bonds	94,693	4,243	(2,299)	96,637
Preferred stock	303	12	(1)	314
Common stock*	312	-	-	312
Total equity securities	615	12	(1)	626
Total	$95,308	$4,255	$(2,300)	$97,263

*Common stock includes $398 million and $109 million of investments in affiliates at December 31, 2019 and 2018, respectively.

21

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
Bonds:
U.S. government obligations	$152	$(3)	$12	$(1)	$164	$(4)
All other government	77	(2)	105	(18)	182	(20)
U.S. States, territories and possessions	90	(4)	-	-	90	(4)
Political subdivisions of states, territories and possessions	8	-	-	-	8	-
Special revenue	460	(13)	106	(1)	566	(14)
Industrial and miscellaneous	5,545	(123)	2,418	(120)	7,963	(243)
Hybrid securities	8	-	24	(2)	32	(2)
Bank loans	1,594	(30)	-	-	1,594	(30)
Total	$7,934	$(175)	$2,665	$(142)	$10,599	$(317)
December 31, 2018
Bonds:
U.S. government obligations	$317	$(11)	$751	$(31)	$1,068	$(42)
All other government	1,295	(85)	610	(58)	1,905	(143)
U.S States, territories and possessions	67	(1)	-	-	67	(1)
Political subdivisions of states, territories and possessions	85	(1)	34	(3)	119	(4)
Special revenue	1,698	(46)	2,313	(89)	4,011	(135)
Industrial and miscellaneous	26,244	(1,165)	9,726	(778)	35,970	(1,943)
Hybrid securities	174	(11)	58	(8)	232	(19)
Bank loans	708	(28)	-	-	708	(28)
Total bonds	30,588	(1,348)	13,492	(967)	44,080	(2,315)
Preferred stock	95	(1)	5	-	100	(1)
Common stock	61	(14)	-	-	61	(14)
Total equity securities	156	(15)	5	-	161	(15)
Total	$30,744	$(1,363)	$13,497	$(967)	$44,241	$(2,330)

As of December 31, 2019 and 2018, the number of bonds and equity securities in an unrealized loss position was 1,147 and 3,983, respectively. Bonds comprised 1,134 of the total, of which 310 were in a continuous loss position greater than 12 months at December 31, 2019. Bonds comprised 3,916 of the total, of which 1,397 were in a continuous loss position greater than 12 months at December 31, 2018.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2019 and 2018, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

22

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2019
Due in one year or less	$1,898	$1,918
Due after one year through five years	10,130	10,440
Due after five years through ten years	17,147	18,397
Due after ten years	42,021	47,740
LBaSS	27,857	30,083
Total	$99,053	$108,578

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $160 million and $154 million at December 31, 2019 and 2018, respectively, which is the fair value. At December 31, 2019 and 2018, the Company had no income excluded from due and accrued for bonds.

At December 31, 2019, the Company's bond portfolio included bonds totaling $6.5 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 4 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2018, the Company's bond portfolio included bonds totaling $6.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 16 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2019	2018
Consumer non-cyclical	19.0%	16.9%
Consumer cyclical	16.9	17.2
Capital Goods	11.3	-
Energy	10.0	12.0

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2019		December 31, 2018
	Statement		Statement
(in millions)	Value	Fair Value	Value	Fair Value
Loan-backed and structured securities	$27,857	$30,083	$30,129	$31,757

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third- party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

23

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2019 and 2018, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2019 and 2018, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2019, 2018 and 2017, the Company recognized total OTTI of $40 million, $47 million and $54 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2019 and 2018, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
LBaSS	$2,765	$(34)	$1,424	$(41)	$4,189	$(75)
December 31, 2018
LBaSS	$6,672	$(143)	$3,696	$(137)	$10,368	$(280)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2019	2018
Balance, beginning of year	$1,402	$1,535
Increases due to:
Credit impairment on new securities subject to impairment losses	17	9
Additional credit impairment on previously impaired investments	23	38
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	149	180
Balance, end of year	$1,293	$1,402

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2019.

Mortgage Loans

Mortgage loans had outstanding principal balances of $21.6 billion and $19.1 billion at December 31, 2019 and 2018, respectively. Contractual interest rates range from 1.45 percent to 8.50 percent. The mortgage loans at December 31, 2019 had maturity dates ranging from 2020 to 2069.

24

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

	December 31,
	2019	2018
Geographic distribution:
Mid-Atlantic	28.9%	26.3%
Foreign	25.3	21.9
Pacific	14.5	15.6
South Atlantic	10.8	12.6
West South Central	6.7	7.4
New England	4.8	5.6
East North Central	4.4	5.1
Mountain	3.4	4.1
East South Central	0.7	0.8
West North Central	0.5	0.6
Total	100.0%	100.0%
Property type distribution:
Multi-family	36.6%	31.1%
Office	27.6	28.6
Retail	11.8	13.9
Industrial	9.7	8.1
Hotel/Motel	6.2	7.6
Other	8.1	10.7
Total	100.0%	100.0%

At December 31, 2019, there were 267 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 85 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2019 and 2018:

		Years Ended December 31,
	2019			2018
(in millions)	Maximum	Minimum	Maximum		Minimum
Multi-family	6.22%	2.05%	5.75%		2.05%
Retail	6.36	6.36	5.48		3.82
Office	4.66	1.75	5.10		3.02
Hotel	4.89	4.89	4.80		3.00
Industrial	5.59	1.45	4.53		2.11
Other	-	-	5.39		3.16

The Company did not reduce any interest rates during 2019 and 2018.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 80.0 percent for both 2019 and 2018.

At December 31, 2019, the Company held $197 million in impaired mortgages with $85 million of related allowances for credit losses and $112 million in impaired loans without a related allowance. At December 31, 2018, the Company held $181 million in impaired mortgages with $12 million of related allowances for credit losses and $169 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $178 million and $201 million, at December 31, 2019 and 2018, respectively. The Company recognized interest income of $2 million, $5 million and $3 million, in 2019, 2018 and 2017, respectively.

25

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

		December 31,
(in millions)	2019	2018	2017
Balance, beginning of year	$172	$129	$89
Additions (reductions) charged to unrealized capital loss	25	43	53
Direct write-downs charged against allowance	-	-	(13)
Balance, end of year	$197	$172	$129

During 2019, the Company derecognized $1 million mortgage loans and recognized $1 million real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

		December 31,
(in millions)		2019	2018
Current		$21,439	$18,922
30	- 59 days past due	5	4
60	- 89 days past due	1	1
90	- 179 days past due	-	1
Greater than 180 days past due		1	-
Total		$21,446	$18,928

At December 31, 2019 and 2018, the Company had mortgage loans outstanding under participant or co-lender agreements of $18.5 billion and $15.8 billion, respectively.

The Company had $185 million and $169 million in restructured loans at December 31, 2019 and 2018, respectively.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2019 and 2018. At December 31, 2019 and 2018, the Company had no outstanding commitments to debtors that hold loans with restructured terms.

Real Estate

The following table presents the components of the Company's investment in real estate:

	December 31,
(in millions)	2019	2018
Properties occupied by the Company	$63	$53
Properties held for production of income	120	110
Properties held for sale	1	34
Total	$184	$197

The Company recognized gains of $4 million, $1 million and $13 million on the sale of real estate property in 2019, 2018 and 2017, respectively. The Company did not recognize any impairment write-downs for its investment in real estate during 2019. The Company recognized of $11 million impairment write-downs for its investment in real estate during 2018. The Company did not recognize any impairment write-downs for its investment in real estate during 2017.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Other Invested Assets

The following table presents the components of the Company's other invested assets:

	December 31,
(in millions)	2019	2018
Investments in limited liability companies	$1,335	$1,474
Investments in limited partnerships	2,407	1,877
Other unaffiliated investments	1,153	1,026
Receivable for securities	109	138
Initial margin for futures	5	2
Non-admitted assets	(75)	(153)
Total	$4,934	$4,364

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $928 million at December 31, 2019. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted by SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $62 million, $44 million and $89 million during 2019, 2018 and 2017, respectively.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2019	2018	2017
Bonds	$4,949	$4,897	$4,788
Preferred stocks	15	13	11
Common stocks	6	5	3
Cash and short-term investments	58	29	22
Mortgage loans	864	798	675
Real estate*	47	50	53
Contract loans	80	82	87
Derivatives	60	210	(121)
Investment income from affiliates	170	165	372
Other invested assets	110	239	250
Gross investment income	6,359	6,488	6,140
Investment expenses	(256)	(245)	(259)
Net investment income	$6,103	$6,243	$5,881

* Includes amounts for the occupancy of Company-owned property of $12 million in 2019, and $11 million in both 2018 and 2017.

27

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$484	$(81)	$109
Preferred stocks	4	-	1
Common stocks	(24)	-	-
Cash and short-term investments	2	(2)	(13)
Mortgage loans	(47)	(26)	6
Real estate	4	(10)	7
Derivatives	(210)	(330)	(1,412)
Other invested assets	173	28	65
Realized capital gains (losses)	386	(421)	(1,237)
Federal income tax (expense) benefit	(81)	88	433
Net gains transferred to IMR	(449)	(9)	(124)
Net realized capital losses	$(144)	$(342)	$(928)

During 2019, 2018 and 2017, the Company recognized $86 million, $192 million and $98 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2019	2018	2017
Proceeds	$11,792	$8,165	$7,403
Gross realized capital gains	$799	$191	$330
Gross realized capital losses	(194)	(176)	(87)
Net realized capital gains	$605	$15	$243

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$97	$(171)	$253
Preferred and common stocks	55	(12)	(3)
Mortgage loans	147	(248)	179
Derivatives	981	88	(107)
Other invested assets	13	(6)	32
Other	7	32	(71)
Federal income tax benefit (expense)	(350)	93	24
Net change in unrealized gains (losses) of investments	$950	$(224)	$307

28

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(in millions)		(in millions)

	2019	2018	2019	2018	2019	2018
Bonds - AC	10	23	$68	$296	$66	$294
LB&SS - AC	2	2	34	34	35	34
Preferred Stock - AC	-	4	-	5	-	8
Preferred Stock - FV	-	-	-	-	-	-
Total	12	29	$102	$336	$101	$336

AC-Amortized Cost

FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2019 and 2018, the Company had bonds loaned with a fair value of approximately $1.4 billion and $438 million, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
30 days or less	$295	$148
31 to 60 days	439	68
61 to 90 days	718	231
Subtotal	1,452	447
Securities collateral received	-	-
Total collateral received	$1,452	$447

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$1,283	$1,283	$352	$352
Subtotal	1,283	1,283	352	352
Securities collateral received	-	-	-	-
Total collateral reinvested	$1,283	$1,283	$352	$352

29

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Repurchase Agreements

At December 31, 2019 and 2018, bonds with a fair value of approximately $153 million and $124 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
Open positions	$-	$119
30 days or less	29	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	39	-
Subtotal	68	119
Securities collateral received	-	-
Total collateral received	$68	$119

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

			FIRST	SECOND	THIRD	FOURTH
(in millions)			QUARTER	QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	Open - No Maturity		$119	$177	$127	$145
2.	Overnight		20	15	115	80
3.	2 Days to 1 Week		-	13	112	74
4.	> 1 Week to 1 Month		-	112	112	98
5.	> 1 Month to 3 Months		-	-	-	-
6.	> 3 Months to 1 Year		-	-	-	-
7.	> 1	Year	-	-	-	-
b. Ending Balance
1.	Open - No Maturity		$68	$149	$79	$39
2.	Overnight		-	13	-	-
3.	2 Days to 1 Week		-	-	-	29
4.	> 1	Week to 1 Month	-	112	-	-
5.	> 1	Month to 3 Months	-	-	-	-
6.	> 3 Months to 1 Year		-	-	-	-
7.	> 1	Year	-	-	-	-

30

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the Company's liability to return collateral for the year ended December 31, 2019:

		FIRST	SECOND	THIRD	FOURTH
(in millions)		QUARTER	QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	Cash (Collateral - All)	$140	$316	$466	$398
2.	Securities Collateral (FV)	-	-	-	-
b. Ending Balance
1.	Cash (Collateral - All)	$68	$274	$79	$68
2.	Securities Collateral (FV)	-	-	-	-

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$139	$153	$129	$124
Greater than three years	-	-	-	-
Subtotal	139	153	129	124
Securities collateral received	-	-	-	-
Total collateral reinvested	$139	$153	$129	$124

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		FIRST		SECOND	THIRD	FOURTH
(in millions)		QUARTER		QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	BACV		$-	$-	$-	$-
2.	Nonadmitted - Subset of BACV		-	-	-	-
3.	Fair Value		-	-	-	-
b. Ending Balance
1.	BACV		$69	$240	$132	$139
2.	Nonadmitted - Subset of BACV		-	-	-	-
3.	Fair Value		74	255	143	153

31

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		1		2		3	4
(in millions)		None		NAIC 1		NAIC 2	NAIC 3
Ending Balance
a. Bonds - BACV			$-		$50	$65	$10
b. Bonds - FV			-		57	72	10
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			-		50	65	10
q. Total Assets - FV			-		57	72	10

		5		6		7	8
(in millions)		NAIC 4		NAIC 5		NAIC 6	Non-Admitted
Ending Balance
a. Bonds - BACV			$14		$-	$-	$-
b. Bonds - FV			14		-	-	-
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			14		-	-	-
q. Total Assets - FV			14		-	-	-

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

32

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the carrying value of the Company's restricted assets:

	December 31,
(in millions)	2019	2018
On deposit with states	$48	$48
Securities lending	1,210	425
Collateral held on securities lending	1,452	447
FHLB stock and collateral pledged	3,555	3,851
Subject to repurchase agreements	139	129
Collateral for derivatives	912	580
Guaranteed interest contracts	41	44
Other restricted assets	104	78
Total	$7,461	$5,602
6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•An interest rate above prime to borrowers who do not qualify for prime rate loans;

•Borrowers with low credit ratings (FICO scores);

•Interest-only or negative amortizing loans;

•Unconventionally high initial loan-to-value ratios;

•Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•Borrowers with less than conventional documentation of their income and/or net assets;

•Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

33

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company's investments with subprime exposures:

		Book
		Adjusted		OTTI
		Statement		Recognized
(in millions)	Actual Cost	Value	Fair Value	to Date
December 31, 2019
In general account:
RMBS	$1,077	$969	$1,204	$(18)
CDOs	922	918	949	(10)
CMBS	11	11	11	-
Total subprime exposure	$2,010	$1,898	$2,164	$(28)
December 31, 2018
In general account:
RMBS	$1,210	$1,167	$1,390	$(15)
CDOs	911	923	957	(8)
CMBS	11	11	10	-
Total subprime exposure	$2,132	$2,101	$2,357	$(23)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company's exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $981 million in 2019, an unrealized capital gain of $88 million in 2018 and an unrealized capital loss of $107 million in 2017, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from

34

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include

(1)interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and

35

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

	December 31, 2019			December 31, 2018
	Contract or			Contract or
	Notional	Statement		Notional	Statement
(in millions)	Amount	Value	Fair Value	Amount	Value	Fair Value
Assets:
Interest rate contracts	$33,189	$1,170	$1,170	$26,901	$1,360	$1,080
Foreign exchange contracts	3,750	438	438	6,331	511	511
Equity contracts	40,674	3,516	3,516	45,769	902	902
Credit contracts	7,728	3	3	-	-	-
Derivative assets, gross	85,341	5,127	5,127	79,001	2,773	2,493
Counter party netting*	-	(4,502)	(4,502)	-	(1,138)	(1,399)
Derivative assets, net	$85,341	$625	$625	$79,001	$1,635	$1,094
Liabilities:
Interest rate contracts	$14,079	$1,227	$1,227	$16,121	$426	$549
Foreign exchange contracts	6,354	395	395	2,328	266	266
Equity contracts	34,406	3,100	3,100	33,886	649	649
Credit contracts	-	-	-	-	-	-
Other contracts	56	7	7	58	6	6
Derivative liabilities, gross	54,895	4,729	4,729	52,393	1,347	1,470
Counter party netting*	-	(4,502)	(4,502)	-	(1,138)	(1,399)
Derivative liabilities, net	$54,895	$227	$227	$52,393	$209	$71

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2019		December 31, 2018
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$5,127	$(4,729)	$2,773	$(1,347)
Amount offset	(4,502)	4,502	(1,138)	1,138
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$625	$(227)	$1,635	$(209)
8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

	December 31, 2019		December 31, 2018
	Contract or		Contract or
	Notional	Final Maturity	Notional	Final Maturity
(in millions)	Amount	Date	Amount	Date
Derivative assets:
Interest rate contracts	$33,189	2069	$26,901	2055
Foreign exchange contracts	3,750	2049	6,331	2056
Equity contracts	40,674	2028	45,769	2028
Credit contracts	7,728	2024	-
Derivative liabilities:
Interest rate contracts	14,079	2055	16,121	2056
Foreign exchange contracts	6,354	2060	2,328	2051
Equity contracts	34,406	2022	33,886	2022
Credit contracts	-		-
Other contracts	56	2042	58	2042
	36

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated $725 million and $466 million at December 31, 2019 and 2018, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

•Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

37

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

38

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

		Admitted
	Aggregate	Assets or
(in millions)	Fair Value	Liabilities	Level 1	Level 2	Level 3
December 31, 2019
Assets:
Bonds	$108,500	$98,976	$-	$92,575	$15,925
Preferred stocks	409	299	5	315	89
Common stocks	143	143	-	143	-
Cash, cash equivalents
and short-term investments	446	446	(65)	511	-
Mortgage loans	22,526	21,446	-	-	22,526
Contract loans	1,264	1,264	-	-	1,264
Receivables for securities	110	110	-	110	-
Securities lending reinvested collateral assets	1,283	1,283	-	1,283	-
Separate account assets	8,269	7,795	-	8,269	-
Liabilities:
Policy reserves and contractual liabilities	12,012	11,090	-	239	11,773
Payable for securities	433	433	-	433	-
Payable for securities lending	1,452	1,452	-	1,452	-
December 31, 2018
Assets:
Bonds	$96,620	$94,675	$35	$79,744	$16,841
Preferred stocks	240	228	6	220	14
Common stocks	138	138	-	138	-
Cash, cash equivalents
and short-term investments	1,547	1,547	1,228	319	-
Mortgage loans	19,182	18,928	-	-	19,182
Contract loans	1,307	1,307	-	-	1,307
Derivatives	404	807	-	404	-
Receivables for securities	138	138	-	138	-
Securities lending reinvested collateral assets	352	352	-	352	-
Separate account assets	5,484	5,618	-	5,484	-
Liabilities:
Policy reserves and contractual liabilities	11,843	11,191	-	339	11,504
Payable for securities	362	362	-	362	-
Payable for securities lending	447	447	-	447	-

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

39

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange- traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

40

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

				Counterparty
(in millions)	Level 1	Level 2	Level 3	Netting*	Total
December 31, 2019
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$11	$1	$-	$12
Total bonds	-	11	1	-	12
Preferred stock
Common stock
Industrial and miscellaneous	72	-	20	-	92
Mutual funds	-	37	-	-	37
Parent, subsidiaries and affiliates	6	-	-	-	6
Total common stock	78	37	20	-	135
Derivative assets:
Interest rate contracts	1	1,169	-	-	1,170
Foreign exchange contracts	-	438	-	-	438
Equity contracts	5	3,357	154	-	3,516
Credit contracts	-	-	3	-	3
Counterparty netting	-	-	-	(4,502)	(4,502)
Total derivative assets	6	4,964	157	(4,502)	625
Separate account assets	47,758	1,977	-	-	49,735
Total assets at fair value	$47,842	$6,989	$178	$(4,502)	$50,507
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$-	$1,226	$-	$-	$1,226
Foreign exchange contracts	-	395	-	-	395
Equity contracts	5	3,073	23	-	3,101
Credit contracts	-	-	-	-	-
Other contracts	-	-	7	-	7
Counterparty netting	-	-	-	(4,502)	(4,502)
Total derivative liabilities	5	4,694	30	(4,502)	227
Total liabilities at fair value	$5	$4,694	$30	$(4,502)	$227
December 31, 2018
Assets at fair value:
Bonds
U.S. special revenue	$-	$-	$1	$-	$1
Industrial and miscellaneous	-	4	13	-	17
Total bonds	-	4	14	-	18
Preferred stock
Industrial and miscellaneous	-	-	75	-	75
Total preferred stock	-	-	75	-	75
Common stock
Industrial and miscellaneous	21	-	3	-	24
Mutual funds	41	-	-	-	41
Total common stock	62	-	3	-	65
Derivative assets:
Interest rate contracts	-	212	-	-	212
Foreign exchange contracts	-	511	-	-	511
Equity contracts	129	704	69	-	902
Counterparty netting	-	-	-	(1,138)	(1,138)
Total derivative assets	129	1,427	69	(1,138)	487
Separate account assets	42,094	1,905	-	-	43,999
Total assets at fair value	$42,285	$3,336	$161	$(1,138)	$44,644
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$3	$82	$-	$-	$85
Foreign exchange contracts	-	266	-	-	266
Equity contracts	9	640	-	-	649
Other contracts	-	-	6	-	6
	41

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

				Counterparty
(in millions)	Level 1	Level 2	Level 3	Netting*	Total
Counterparty netting	$-	$-	$-	$(1,138)	$(1,138)
Total derivative liabilities	12	988	6	(1,138)	(132)
Total liabilities at fair value	$12	$988	$6	$(1,138)	$(132)

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

		Preferred	Common	Derivative	Total	Derivative
(in millions)	Bonds	Stocks	Stocks	Assets	Assets	Liabilities
Balance, January 1, 2017	$160	-	$-	$55	$215	$5
Total realized/unrealized capital gains or losses:
Included in net income	(5)	-	-	15	10	1
Included in surplus	17	-	-	24	41	-
Purchases, issuances and settlements	45	-	3	(15)	33	(1)
Transfers into Level 3	1	-	-	-	1	-
Transfers out of Level 3	(216)	-	-	-	(216)	-
Balance, December 31, 2017	$2	-	$3	$79	$84	$5
Total realized/unrealized capital gains or losses:
Included in net income	(1)	-	-	13	12	1
Included in surplus	(1)	-	6	(44)	(39)	1
Purchases, issuances and settlements	12	75	1	21	109	(1)
Transfers into Level 3	17	-	-	-	17	-
Transfers out of Level 3	(15)	-	(7)	-	(22)	-
Balance, December 31, 2018	$14	75	$3	$69	$161	$6
Total realized/unrealized capital gains or losses:
Included in net income	-	-	(7)	(19)	(26)	12
Included in surplus	(1)	-	(1)	67	65	23
Purchases, issuances and settlements	(2)	-	2	40	40	(11)
Transfers into Level 3	15	-	23	-	38	-
Transfers out of Level 3	(25)	(75)	-	-	(100)	-
Balance, December 31, 2019	$1	-	$20	$157	$178	$30

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2019 and 2018, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2019 and 2018 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2019.

42

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2019
Derivative assets at fair value	$6	$4,964	$157	$5,127
Derivative liabilities at fair value	5	4,694	30	4,729
December 31, 2018
Derivative assets at fair value	$129	$1,427	$69	$1,625
Derivative liabilities at fair value	12	988	6	1,006

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

	Years ended December 31,
(in millions)	2019	2018
Life insurance	$38,744	$37,837
Annuities (excluding supplementary contracts with life contingencies)	78,030	72,274
Supplementary contracts with life contingencies	531	517
Accidental death benefits	18	20
Disability - active lives	32	34
Disability - disabled lives	247	255
Excess of AG 43 reserves over basic reserves	1,291	1,303
Deficiency reserves	1,660	1,497
Other miscellaneous reserve	1,032	832
Gross life and annuity reserves	121,585	114,569
Reinsurance ceded	(23,953)	(23,214)
Net life and annuity reserves	97,632	91,355
Accident and health reserves
Unearned premium reserves	10	11
Present value of amounts not yet due on claims	230	255
Additional contract reserves	543	544
Gross accident and health reserves	783	810
Reinsurance ceded	(17)	(22)
Net accident and health reserves	766	788
Aggregate policy reserves	$98,398	$92,143

43

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$22,754	$1,698	$-	$24,452	24.04%
	b. At book value less current surrender
	charge of 5% or more	10,062	-	-	10,062	9.89%
	c. At fair value	-	54	26,954	27,008	26.56%
	d. Total with market adjustment or at fair value	32,816	1,752	26,954	61,522	60.49%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	25,741	-	3	25,744	25.32%
(2)	Not subject to discretionary withdrawal	14,365	13	51	14,429	14.19%
(3)	Total (gross: direct + assumed)	$72,922	$1,765	$27,008	$101,695	100.00%
(4)	Reinsurance ceded	270	-	-	270
(5)	Total (net)* (3) - (4)	$72,652	$1,765	$27,008	$101,425
(6)	Amount included in A(1)b above that will move
	to A(1)e in the year after statement date:	$1,530	$-	$-	$1,530

*Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B.Group Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$195	$69	$-	$264	0.92%
	b. At book value less current surrender
	charge of 5% or more	69	-	-	69	0.24%
	c. At fair value	-	-	18,372	18,372	64.00%
	d. Total with market adjustment or at fair value	264	69	18,372	18,705	65.16%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	2,980	-	-	2,980	10.38%
(2)	Not subject to discretionary withdrawal	2,394	4,629	-	7,023	24.46%
(3)	Total (gross: direct + assumed)	$5,638	$4,698	$18,372	$28,708	100.00%
(4)	Reinsurance ceded	67	-	-	67
(5)	Total (net)* (3) - (4)	$5,571	$4,698	$18,372	$28,641
(6)	Amount included in B(1)b above that will move
	to B(1)e in the year after statement date:	$18	$-	$-	$18

C. Deposit-Type Contracts (no life contingencies):

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$-	$-	$-	$-	-%
	b. At book value less current surrender
	charge of 5% or more	-	-	-	-	-%
	c. At fair value	-	-	-	-	-%
	d. Total with market adjustment or at fair value	-	-	-	-	-%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	641	-	1	642	5.28%
(2)	Not subject to discretionary withdrawal	11,415	-	101	11,516	94.72%
(3)	Total (gross: direct + assumed)	$12,056	$-	$102	$12,158	100.00%
(4)	Reinsurance ceded	18	-	-	18
(5)	Total (net)* (3) - (4)	$12,038	$-	$102	$12,140
(6)	Amount included in C(1)b above that will move
	to C(1)e in the year after statement date:	$-	$-	$-	$-

* Represents annuity reserves reported in separate accounts liabilities.

44

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2019:

December 31, 2019
	General Account			Separate Account - Nonguaranteed
	Account			Account
(in millions)	value	Cash value	Reserve	value	Cash value	Reserve

ASubject to discretionary withdrawal, surrender values, or policy loans:

(1)	Term policies with cash value	$1	$354	$2,767	$	- $	- $	-
(2)	Universal life	6,270	6,108	6,927		-	-	-
(3)	Universal life with secondary guarantees	1,760	1,444	6,405		-	-	-
(4)	Indexed universal life	628	529	627		-	-	-
(5)	Indexed universal life with secondary	817	517	915		-	-	-
(6)	Indexed life	-	-	-		-	-	-
(7)	Other permanent cash value life insurance	2,116	8,658	9,970		1,802	1,802	1,802
(8)	Variable life	-	-	-		-	-	-
(9)	Variable universal life	122	106	126		947	947	1,958
(10) Miscellaneous reserves		-	-	-		-	-	-

BNot subject to discretionary withdrawal or no cash values

	(1)	Term policies without cash value	XXX	XXX	$11,007	XXX	XXX	$-
	(2)	Accidental death benefits	XXX	XXX	18	XXX	XXX	-
	(3)	Disability - active lives	XXX	XXX	32	XXX	XXX	-
	(4)	Disability - disabled lives	XXX	XXX	247	XXX	XXX	-
	(5)	Miscellaneous reserves	XXX	XXX	2,509	XXX	XXX	-
C Total (gross: direct + assumed)			$11,714	$17,716	$41,550	$2,749	$2,749	$3,760
D	Reinsurance ceded		5,841	8,657	23,598	-	-	-
E	Total (net) (C) - (D)		$5,873	$9,059	$17,952	$2,749	$2,749	$3,760

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

During 2019, AGL established an insulated subaccount CRT-1 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-1 to the general account, was less than $1 million during the fourth quarter of 2019 and on a cumulative basis. A reserve of $0 is maintained at December 31, 2019 in the general account related to subaccount CRT-1. The insulated separate account maintained a reserve of $173 million at December 31, 2019 for this subaccount CRT-1.

45

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

	December 31, 2019		December 31, 2018
		Separate		Separate
	Legally	Accounts Assets	Legally	Accounts Assets
	Insulated	(Not Legally	Insulated	(Not Legally
(in millions)	Assets	Insulated)	Assets	Insulated)
Variable annuities	$46,380	$-	$40,920	$-
Variable life	3,354	-	3,055	-
Bank-owned life insurance - hybrid	444	-	804	-
Deferred annuities with MVA features	491	-	225	-
Terminal funding	4,988	-	3,175	-
Stable value wrap	51	-	-	-
Annuities with MVA features	-	1,616	-	1,243
Fixed annuities excess interest adjustment features	-	206	-	196
Total	$55,708	$1,822	$48,179	$1,439

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2019 and 2018 is $5.5 billion and $6.7 billion, respectively.

There was no separate account business seed money at December 31, for both 2019 and 2018.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

	Risk Charge	Guarantees
	paid by the	Paid by the
	Separate	General
(in millions)	Account	Account
2019	$383	$35
2018	324	41
2017	292	40
2016	330	52
2015	279	52

46

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

		Non-	Non-
		indexed	indexed	Non-
		Guarantee	Guarantee	guaranteed
		less than or	more than	Separate
(in millions)	Indexed	equal to 4%	4%	Accounts	Total
December 31, 2019
Premiums, considerations or deposits	$397	$-	$16	$3,693	$4,106
Reserves for accounts with assets at:
Market value	$-	$-	$-	$48,744	$48,744
Amortized costs	1,258	5,178	422	-	6,858
Total reserves	$1,258	$5,178	$422	$48,744	$55,602
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,258	$3,567	$422	$-	$5,247
At market value	-	-	-	48,639	48,639
Subtotal	1,258	3,567	422	48,639	53,886
Not subject to discretionary withdrawal	-	1,611	-	105	1,716
Total reserves	$1,258	$5,178	$422	$48,744	$55,602
December 31, 2018
Premiums, considerations or deposits	$241	$-	$43	$3,090	$3,374
Reserves for accounts with assets at:
Market value	$-	$-	$-	$42,885	$42,885
Amortized costs	958	3,769	415	-	5,142
Total reserves	$958	$3,769	$415	$42,885	$48,027
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$958	$2,199	$415	$-	$3,572
At market value	-	-	-	42,802	42,802
Subtotal	958	2,199	415	42,802	46,374
Not subject to discretionary withdrawal	-	1,570	-	83	1,653
Total reserves	$958	$3,769	$415	$42,885	$48,027
December 31, 2017
Premiums, considerations or deposits	$185	$-	$70	$4,444	$4,699
Reserves for accounts with assets at:
Market value	$-	$-	$-	$48,116	$48,116
Amortized costs	739	3,096	395	-	4,230
Total reserves	$739	$3,096	$395	$48,116	$52,346
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$739	$596	$395	$-	$1,730
At market value	-	-	-	48,030	48,030
Subtotal	739	596	395	48,030	49,760
Not subject to discretionary withdrawal	-	2,500	-	86	2,586
Total reserves	$739	$3,096	$395	$48,116	$52,346

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2019	2018	2017
Transfers to separate accounts	$4,106	$3,373	$4,699
Transfers from separate accounts	(4,298)	(4,147)	(3,393)
Net transfers from separate accounts	(192)	(774)	1,306
Reconciling adjustments:
Deposit-type contracts	-	-	-
Total reconciling adjustments	-	-	-
Transfers as reported in the Statutory Statements of Operations	$(192)	$(774)	$1,306

47

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $1.3 billion at December 31, 2019 and 2018. The Company chose to record reserves in excess of AG 43 minimum reserves at both December 31, 2019 and 2018, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $0.9 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $281 million and $185 million at December 31, 2019 and 2018, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 1.0 percent of gross insurance in-force at December 31, 2019, 2018 and 2017. Policyholder dividends for the years ended December 31, 2019, 2018 and 2017 were $4 million, ($13) million and $18 million, respectively.

48

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2019		December 31, 2018
		Net of		Net of
(in millions)	Gross	Loading	Gross	Loading
Ordinary new business	$(18)	$(18)	$(10)	$(10)
Ordinary renewal	(336)	170	(395)	147
Group life	1	1	1	1
Total	$(353)	$153	$(404)	$138

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2019, 2018 and 2017 were $238 million, $26 million and $30 million, respectively. Reinsurance premiums ceded in 2019, 2018 and 2017 were $2.9 billion, $25.2 billion and $2.6 billion, respectively. Additionally, reserves on reinsurance assumed were $1.6 billion at December 31, 2019 and $1.4 billion at both December 31, 2018 and 2017. The reserve credit taken on reinsurance ceded was $24.0 billion, $23.3 billion and $22.3 billion at December 31, 2019, 2018 and 2017, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2019 and 2018, the Company's reinsurance recoverables were $366 million and $306 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Life Co/Modco Agreement), prior to the recapture of in-force business effective December 31, 2016. New business is still ceded under this treaty.

In 2019, the AGC Life Co/Modco Agreement increased the Company's pre-tax earnings by $520 million, while in 2018, the AGC Life Co/Modco Agreement increased pre-tax earnings by $382 million. In 2017, the AGC Life Co/Modco Agreement increased pre-tax earnings by $289 million.

In February 2018, American General Life Insurance Company and its U.S. life insurance company affiliates, VALIC and The United States Life Insurance Company in the City of New York, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of

49

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly. The fourth quarter settlement of $201 million was paid in February 2020.

On November 13, 2018, AIG completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

On November 25, 2019, AIG entered into a membership interest purchase agreement with Fortitude Holdings, The Carlyle Group L.P. (Carlyle), Carlyle FRL, L.P., an investment fund advised by an affiliate of Carlyle (Carlyle FRL), T&D United Capital Co., Ltd. (T&D) and T&D Holdings, Inc., pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Carlyle FRL will purchase from AIG a 51.6 percent ownership interest in Fortitude Holdings and T&D will purchase from AIG a 25 percent ownership interest in Fortitude Holdings. Upon closing of the Fortitude Sale, AIG will have a 3.5 percent ownership interest in Fortitude Holdings. Additional information about this transaction is set forth in AIG's Parent 10-K for year ending December 31, 2019.

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

				Balance as of
				December 31, 2019
Statutory Statements of Assets, Liabilities and Capital and

Funds withheld				$199

			Total Reported	As of and Year
		As of and Year	at	Ended
Increase (Decrease)	Initial	Ended December	December 31,	December 31,
(in millions)	Accounting	31, 2018 and 2017	2018	2019
Statutory Statement of Operations
Premiums and annuity considerations	$(22,152)	$(602)	$(22,754)	$(280)
Commissions and expense allowances	-	109	110	52
Reserve adjustments on reinsurance ceded	22,152	(3,478)	18,675	(1,549)
Total revenues	-	(3,971)	(3,969)	(1,777)
Death benefits	-	(498)	(498)	(273)
Annuity benefits	-	(2,060)	(2,059)	(1,017)
Surrender benefits	-	(264)	(264)	(124)
Other benefits	-	(498)	(498)	(284)
Other expenses	-	(1)	(1)	-
Total benefits and expenses	-	(3,321)	(3,320)	(1,698)
Net gain from operations before dividends to
policyholders and federal income taxes	-	(650)	(649)	(79)
Dividends to policyholders	-	(25)	(25)	(12)
Net gain from operations after dividends to
policyholders and before federal income	$-	$(625)	$(624)	$(67)

50

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

During 2019, 2018 and 2017, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company's pre-tax earnings of less than a million dollars.

The Company has an annuity Co/Modco agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. As of December 31, 2019 and 2018, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $6.5 billion and $7.2 billion, respectively. In 2019, the Agreement decreased the Company's pre-tax earnings by $1 million and $1 million and $2 million in 2018 and 2017, respectively.

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2019.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2019			December 31, 2018					Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary		Capital	Total
Gross DTA	$2,353	$1,540	$3,893	$1,837	$1,645	$3,482	$516		$(105)	$411
Statutory valuation allowance adjustment	-	-	-	-	220	220	-		(220)	(220)
Adjusted gross DTA	2,353	1,540	3,893	1,837	1,425	3,262	516		115	631
DTA non-admitted	1,348	1,540	2,888	928	1,425	2,353	420		115	535
Net admitted DTA	1,005	-	1,005	909	-	909	96		-	96
DTL	387	-	387	392	-	392	(5)		-	(5)
Total	$618	$-	$618	$517	$-	$517	$101	$	- $	101

51

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2019			December 31, 2018						Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total		Ordinary		Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior
years recoverable through loss
carry backs	$-	$-	$-	$-	$-	$-	$	- $		- $	-
Adjusted gross DTA expected to be
realized (excluding amount of DTA
from above) after application of the
threshold limitation	618	-	618	517	-	517		101		-	101
1. Adjusted gross DTA expected
to be realized following the
reporting date	618	-	618	517	-	517		101		-	101
2. Adjusted gross DTA allowed
per limitation threshold	-	-	1,145	-	-	1,114		-		-	31
Adjusted gross DTA (excluding the
amount of DTA from above) offset
by gross DTL	387	-	387	392	-	392		(5)		-	(5)
DTA admitted as the result of
application of SSAP 101	$1,005	$-	$1,005	$909	$-	$909		$96	$	- $	96

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	724%	738%
Amount of adjusted capital and surplus used to determine recovery period and
threshold limitation amount	$7,636	$7,423

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

52

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2019	2018	2017
Current income tax expense
Federal	$760	$513	$1,025
Foreign	-	-	-
Subtotal	760	513	1,025
Federal income tax on net capital gains (losses)	81	(88)	(433)
Federal income tax incurred	$841	$425	$592

	Years Ended December 31,
(in millions)	2019	2018	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$1,068	$812	$256
Investments	27	50	(23)
Deferred acquisition costs	658	366	292
Fixed assets	377	373	4
Compensation and benefits accrual	48	41	7
Tax credit carryforward	141	151	(10)
Other (including items less than 5% of total ordinary tax assets)	34	44	(10)
Subtotal	2,353	1,837	516
Statutory valuation allowance adjustment	-	-	-
Non-admitted	1,348	928	420
Admitted ordinary deferred tax assets	1,005	909	96
Capital:
Investments	1,540	1,645	(105)
Subtotal	1,540	1,645	(105)
Statutory valuation allowance adjustment	-	220	(220)
Non-admitted	1,540	1,425	115
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	1,005	909	96
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	92	78	14
Policyholder reserves	231	269	(38)
General expense	64	45	19
Subtotal	387	392	(5)
Capital:
Other (including items less than 5% of total capital tax liabilities)	-	-	-
Subtotal	-	-	-
Deferred tax liabilities	387	392	(5)
Net deferred tax assets	$618	$517	$101

53

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non- admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

			Years Ended December 31,
(in millions)				2019	2018	Change
Total adjusted deferred tax assets				$3,893 $	3,262 $	631
Total deferred tax liabilities				387	392	(5)
Net adjusted deferred tax assets				$3,506 $	2,870	636
Tax effect of unrealized gains (losses)						350
Tax effect of unrealized gains (losses) recorded in cumulative effect of
changes in accounting principle						(85)
Change in net deferred income tax						$901
The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2019		December 31, 2018		December 31, 2017
		Effective		Effective		Effective
(in millions)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
Income tax expense at applicable rate	$196	21.0%	$208	21.0%	$465	35.0%
Change in valuation adjustment	(220)	(23.6)	220	22.2	(366)	(27.6)
Amortization of interest maintenance reserve	71	7.6	(30)	(3.0)	(43)	(3.3)
Prior year return true-ups and adjustments	(60)	(6.4)	7	0.7	(32)	(2.4)
Surplus adjustments	(44)	(4.6)	8	0.8	(3)	(0.2)
Dividends received deduction	(29)	(3.1)	(20)	(2.1)	(47)	(3.6)
Other permanent adjustments	12	1.2	1	0.1	9	0.7
Disregarded entities	10	1.1	20	2.1	23	1.8
Change in non-admitted assets	4	0.4	(13)	(1.3)	(1)	(0.1)
Impact of Tax Act	-	-	-	-	1,836	138.3
Reinsurance	-	-	-	-	37	2.8
Statutory income tax expense (benefit)	$(60)	(6.4)%	$401	40.5%	$1,878	141.4%
Federal income taxes incurred	$841	90.2%	$425	42.9%	$592	44.6%
Change in net deferred income taxes	(901)	(96.6)	(24)	(2.4)	1,286	96.8
Statutory income tax expense (benefit)	$(60)	(6.4)%	$401	40.5%	$1,878	141.4%
At December 31, 2019, the Company had the following foreign tax credits carryforwards:
(in millions)
Year Expires						Amount
2020						$8
2021						8
2022						7
2023						1
2024						1
Total						$25

At December 31, 2019, the Company had no operating loss carryforwards or capital loss carryforwards. At December 31, 2019, the Company had an alternative minimum tax credit of $3 million.

54

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2019, the Company had the following general business credit carryforwards: (in millions)

Year Expires	Amount
2025	$9
2026	9
2027	10
2028	13
2029	19
2030	38
2031	7
2032	8
Total	$113

At December 31, 2019, the Company had charitable contribution carryforwards less than a million dollars, which expire in 2021.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2017	$198
2018	15
2019	155
Total	$368

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $3.9 billion and concluded that no valuation allowance was required at December 31, 2019. Similarly, the Company concluded that a valuation allowance of $220 million was required on the DTAs of $3.5 billion at December 31, 2018.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2019	2018
Gross unrecognized tax benefits at beginning of year	$17	$16
Increases in tax position for prior years	-	1
Decreases in tax position for prior years	-	-
Gross unrecognized tax benefits at end of year	$17	$17

As of December 31, 2019 and 2018, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $17 million respectively.

55

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2019 and 2018, the Company had accrued liabilities of $6.5 million and $5.7 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2019, 2018 and 2017, the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2019, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2019 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2019.

Alternative Minimum Tax Credit

(in thousands)		2019
(1)	Gross AMT Credit Recognized as:
a.	Current year recoverable	$9
b.	Deferred tax asset (DTA)	3
(2)	Beginning balance of AMT credit carryforward	$6
(3)	Amounts recovered	3
(4)	Adjustments	-
(5)	Ending Balance of AMT credit carryforward (5=2-3-4)	3
(6)	Reduction for sequestration	-
(7)	Nonadmitted by reporting entity	3
(8)	Reporting entity ending balance (8=5-6-7)	$-

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2019, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2020 without prior approval of the TDI is $629 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

56

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2019, 2018 and 2017:

			Amount
Date	Type	Cash or Non-cash	(in millions)
2019
March 28, 2019	Extraordinary	Cash	$330
June 26, 2019	Extraordinary	Cash	330
September 25, 2019	Ordinary	Cash	230
2018
March 27, 2018	Extraordinary	Cash	$337
June 26, 2018	Extraordinary	Cash	680
September 24, 2018	Extraordinary	Cash	680
2017
March 30, 2017	Extraordinary	Cash	$452
March 30, 2017	Extraordinary	Non-Cash	482
March 30, 2017	Return of Capital	Cash	178
June 29, 2017	Extraordinary	Cash	538
September 28,2017	Extraordinary	Cash	50
December 26,2017	Extraordinary	Cash	200

The Company's cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

57

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years ended December 31,
(in millions)	2019	2018	2017
Defined benefit plans	$(2)	$(12)	$2
Postretirement medical and life insurance plans	1	1	2
Total	$(1)	$(11)	$4

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS- imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non- discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan was $28 million, $27 million and $26 million in 2019, 2018 and 2017, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $27 million, $28 million and $33 million for awards granted in 2019, 2018 and 2017, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company recognized less than $1 million of expenses for unsettlement awards in 2019. During 2018 and 2017, the Company did not recognize any expense for unsettled awards.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company's interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

58

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2019	2018
Membership stock - Class B	$7	$7
Activity stock	129	129
Excess stock	6	2
Total	$142	$138
Actual or estimated borrowing capacity as determined by the insurer	$5,296	$4,928
The Company did not hold any Class A at December 31, 2019 or 2018.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Amount pledged	$3,697	$3,812	$3,851	$3,833
Maximum amount pledged during reporting period	3,908	3,928	4,389	4,349

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2019	2018
Amount outstanding	$3,148	$3,148
Maximum amount borrowed during reporting period	$3,148	$3,323

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2019 or 2018.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)

Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$1,148
10-year floating rate	February 15, 2018	1,277
10-year floating rate	February 15, 2018	175
10-year floating rate	February 6, 2018	87
10-year floating rate	January 25, 2018	31
10-year floating rate	January 13, 2017	57
10-year floating rate	February 1, 2017	67
7-year floating rate	May 24, 2017	52
10-year floating rate	June 15, 2016	254

59

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $3.1 billion and $2.4 billion at December 31, 2019 and 2018, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2019, $1 billion are currently expected to expire in 2020, and the remainder by 2023 based on the expected life cycle of the related funds and the Company's historical funding trends for such commitments.

At December 31, 2019 and 2018, the Company had $1.8 billion and $1.3 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $388 million are expected to expire in 2020 and the remainder by 2033, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2019, the future minimum lease payments under the operating leases are as follows:

(in millions)

2020	$17
2021	17
2022	16
2023	13
2024	7
Remaining years after 2024	11
Total	$81

Rent expense was $18 million, $17 million and $20 million in 2019, 2018 and 2017, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

60

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $41 million and $40 million for these guarantee fund assessments at December 31, 2019 and 2018, respectively. The Company has recorded receivables of $33 million and $34 million at December 31, 2019 and 2018, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers' compensation business at both December 31, 2019 and 2018. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2019 and 2018, the Company had admitted assets of $156 million and $142 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company's financial condition.

During 2019 and 2018, the Company wrote accident and health insurance premiums that were subject to the risk- sharing provisions of the Affordable Care Act (ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company's businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company's business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

The SECURE Act (Setting Every Community Up for a Retirement Enhancement Act) includes a number of provisions aimed at increasing retirement savings, including repealing the maximum age for traditional IRA contributions,

61

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

increasing the age for required minimum distributions from retirement accounts and incentivizing small businesses to start new retirement plans for employees. SECURE Act was signed into law as part of broader federal legislation on December 20, 2019, with many provisions effective January 1, 2020. The Company is evaluating the full impact of the SECURE Act on its businesses and operations and will implement and/or modify processes and procedures, where needed, to comply with this new law.

Business Interruption Insurance Recoveries

The Company recorded $0 and $6 million in 2019 and 2018, respectively, for business interruption insurance recoveries related to the flooding and property damage that occurred at the Company's main administrative office located in Houston, Texas. In August 2017, Hurricane Harvey made landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region. The recoveries were included within aggregate write-ins for miscellaneous income on the Summary of Operations.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an 80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, VALIC and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

On September 25, 2017, AIG Parent announced organizational changes designed to position AIG Parent a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG Parent finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG Parent's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments – North America and International. Life and Retirement consists of four operating segments – Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG Parent's technology-driven subsidiary, is reported within Other Operations. AIG Parent also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $218 million, $395 million and $413 million of pre-tax restructuring and other costs in 2019, 2018 and 2017, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

62

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account (RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, VALIC, in exchange for other VALIC securities.

During 2015, the Company transferred securities to two separate CTFs, of which 20% were then transferred to the RSA of VALIC. The transfer was accounted for as a sale by the Company to VALIC. The remaining 80% of the securities were transferred to the Company's RSA.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $300 million to $400 million per entity.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

63

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. ("AIGB") entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB's books related to this agreement was approximately $330,000 at December 31, 2019 and 2018. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

During the year ended December 31, 2019, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company's Annual Registration Statement and monthly amendments filed with the TDI.

In January 2019, AGL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $655 million, which represents approximately 43.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $142.5 million and received a cash payment of approximately $39 million. The Company's unfunded capital commitment to U.S. Fund III upon closing of the fund was approximately $551.4 million.

In March 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE Europe Real Estate Fund II, LP ("Europe Fund II), a real estate investment fund managed by AIGGRE. In connection with the closing of Europe Fund II, the Company made a capital commitment to the fund of up to $223.4 million (representing an approximately 48.3% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $6.8 million) and cash (approximately $10.6 million). The Company's unfunded capital commitment to Europe Fund II upon closing of the fund was approximately $206 million.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation ("AGLIC Bermuda") was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $297 million and $105 million in 2019 and 2018, respectively.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE: AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"),

64

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $288 million (representing an approximately 24% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $150.8 million) and cash (approximately $41.7 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $675 million (representing approximately 25% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $527.4 million and received a cash payment from the fund of approximately $7.4 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $189.1 million (representing an approximately 29% equity interest therein) and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $143 million and received a cash payment from the fund of approximately $18.9 million.

As a result of these transactions, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2019, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $93.9 million, $104.3 million, $396.9 million, $52.7 million and $249.9 million respectively.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $94.9 million, $145.5 million and $86 million, respectively.

In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In October 2017, the Company's subsidiary, AIG Home Loan 2, transferred a portfolio of U.S. residential mortgage loans with a carrying value of $410 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised – Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 2, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $1.5 billion, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 2, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $843 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $425 million.

During 2016, the Company transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an

65

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

initiative to improve asset-liability management in AIG Parent's domestic life and property casualty insurance companies.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At both December 31, 2019 and 2018, the Company did not have notes payable balance outstanding under this facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2019:

			Admitted
	Gross	Non-admitted	Asset	Date of
(in millions)	Amount	Amount	Amount	NAIC Filing
AIG Inc	$6	$-	$6	June 25, 2019
AGLIC INVESTMENTS BERMUDA LTD.	392	-	392	February 6, 2019
AIG Direct - SER B	3	3	-	NA
AIG Direct - SER A	3	3	-	NA
AIG Direct - NON VOTING	1	1	-	NA
UG Corp COM	2	2	-	NA
AIG Home Loan 2, LLC	145	-	145	Not Applicable
SunAmerica Affordable Housing LLC	743	-	743	Not Applicable
SunAmerica Asset Management LLC	73	73	-	Not Applicable
Selkirk No. 1 Investments	14	-	14	Not Applicable
Selkirk No. 3A Investments	6	-	6	Not Applicable
AIGGRE U.S. Real Estate Fund II, LP	337	-	337	Not Applicable
AIGGRE U.S. Real Estate Fund III, LP	236	-	236	Not Applicable
AIGGRE Europe Real Estate Fund I S.C.SP	72	-	72	Not Applicable
AIGGRE U.S. Real Estate Fund I, LP	64	-	64	Not Applicable
AIGGRE Europe Real Estate Fund II LR Feeder, LLC	26	-	26	Not Applicable
Total	$2,123	$82	$2,041

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool, which are funds managed by an affiliate, AIG Capital Management Corporation, in the amount of $446 million and $261 million at December 31, 2019 and 2018, respectively.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $88 million and $97 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2019 and 2018, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $86 million, $106 million and $114 million

66

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

under such agreements for expenses attributed to the Company but incurred by affiliates in 2019, 2018 and 2017, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $111 million in 2019 and $104 million in 2018 and 2017, respectively.

The majority of the Company's Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2020, the date the financial statements were issued.

In March 2020, the outbreak of COVID-19 caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization. The Coronavirus outbreak has resulted in increased economic uncertainty and volatility in both the debt and equity markets. Sufficient information is not available to adequately evaluate the short- term or long-term financial impact to the Company, however these economic conditions may adversely impact the Company's business operations and future financial condition.

67

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2019 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
81744AAA6	$831	$821	$10	$821	$823	03/31/2019
05952DAB4	3,050	3,003	47	3,003	2,985	03/31/2019
92977TAE2	2,498	2,327	171	2,327	2,467	03/31/2019
93364AAB8	4,700	4,687	13	4,687	4,695	03/31/2019
36185NG87	210	205	5	205	176	03/31/2019
12489WQX5	14,928	14,782	146	14,782	14,559	03/31/2019
68389FHT4	4,782	4,739	43	4,739	4,735	03/31/2019
04542BGW6	562	558	4	558	544	03/31/2019
12489WHZ0	559	555	4	555	552	03/31/2019
81375WAL0	657	652	5	652	651	03/31/2019
161546HM1	10,070	9,325	745	9,325	9,474	03/31/2019
93934FGB2	4,932	4,822	110	4,822	4,924	03/31/2019
125439AA7	9,108	8,993	115	8,993	8,922	03/31/2019
07384YPN0	554	489	65	489	499	03/31/2019
92922FEC8	1,441	1,425	16	1,425	1,432	03/31/2019
07384MG71	2,766	2,731	35	2,731	2,763	03/31/2019
04541GTN2	8,340	8,276	64	8,276	8,238	03/31/2019
45254NEJ2	655	653	2	653	654	03/31/2019
466247CP6	2,017	1,978	39	1,978	2,016	03/31/2019
45254NJN8	334	329	5	329	325	03/31/2019
576433QT6	2,962	2,927	35	2,927	2,949	03/31/2019
5899297K8	7,256	7,195	61	7,195	7,156	03/31/2019
466247PE7	7,015	6,861	154	6,861	7,000	03/31/2019
74978AAE0	5,211	5,091	120	5,091	5,139	03/31/2019
84751PBK4	2,554	2,524	30	2,524	2,498	03/31/2019
466247DF7	1,541	1,507	34	1,507	1,539	03/31/2019
04541GTM4	2,313	2,308	5	2,308	2,306	03/31/2019
126671Z58	1,681	1,670	11	1,670	1,665	03/31/2019
126673XD9	5,442	5,314	128	5,314	5,391	03/31/2019
16165TBB8	3,676	3,535	141	3,535	3,645	03/31/2019
69371VBG1	1,593	1,589	4	1,589	1,557	03/31/2019
57645TAA5	4,638	4,623	15	4,623	4,632	03/31/2019
94986DAA0	1,779	1,741	38	1,741	1,774	03/31/2019
05946X3A9	2,581	2,441	140	2,441	2,576	03/31/2019
1266714M5	3,646	3,630	16	3,630	3,622	03/31/2019
576434C36	208	106	102	106	171	03/31/2019
92990GAA1	1,357	1,328	29	1,328	1,337	03/31/2019
45670BAL3	4,492	4,441	51	4,441	4,429	03/31/2019
161546EK8	2,370	2,358	12	2,358	2,361	03/31/2019
84751PBL2	251	250	1	250	246	03/31/2019
466247EC3	1,036	1,013	23	1,013	919	03/31/2019
43739EBC0	1,981	1,972	9	1,972	1,896	03/31/2019
94984MAB0	1,968	1,921	47	1,921	1,957	03/31/2019
12559QAG7	36,353	35,868	485	35,868	36,305	03/31/2019
94980PAL5	332	327	5	327	317	03/31/2019
			68

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
949768AU9	$931	$918	$13	$918	$853	03/31/2019
949769AJ2	496	489	7	489	473	03/31/2019
32027NGD7	648	631	17	631	626	03/31/2019
45254NJP3	160	157	3	157	154	03/31/2019
46629PAQ1	10,000	9,506	494	9,506	9,237	03/31/2019
939355AD5	24,148	23,240	908	23,240	23,067	03/31/2019
94979UAM5	152	140	12	140	79	03/31/2019
5899296S2	424	420	4	420	363	03/31/2019
94979XAC1	346	339	7	339	291	03/31/2019
59020UEZ4	1,394	1,381	13	1,381	1,180	03/31/2019
94979UAL7	1,451	1,435	16	1,435	1,240	03/31/2019
466247BW2	424	419	5	419	355	03/31/2019
25157GBB7	18,567	18,316	251	18,316	16,232	03/31/2019
073868AA9	2,159	2,116	43	2,116	2,011	03/31/2019
949808BD0	1,861	1,840	21	1,840	1,588	03/31/2019
94981XAF0	657	649	8	649	614	03/31/2019
466247BE2	492	482	10	482	462	03/31/2019
22546BAH3	4,928	3,184	1,744	3,184	3,467	03/31/2019
94984GAD9	946	936	10	936	937	03/31/2019
59020UAY1	455	411	44	411	401	03/31/2019
31359UPW9	656	655	1	655	591	03/31/2019
94981VAP2	1,348	1,318	30	1,318	1,181	03/31/2019
22541QR79	2,687	2,674	13	2,674	2,395	03/31/2019
5899296T0	202	199	3	199	176	03/31/2019
12628LAE0	4,841	4,787	54	4,787	4,419	03/31/2019
94986QAA1	26,070	25,666	404	25,666	24,191	03/31/2019
36242DYH0	665	634	31	634	658	03/31/2019
Quarterly Total	$284,338	$276,832	$7,506	$276,832	$272,062
161546EK8	$2,355	$2,344	$11	$2,344	$2,350	06/30/2019
84751PBL2	222	222	-	222	220	06/30/2019
466247EC3	955	920	35	920	900	06/30/2019
43739EBC0	1,949	1,946	3	1,946	1,899	06/30/2019
94984MAB0	1,738	1,665	73	1,665	1,737	06/30/2019
12559QAG7	13,805	13,458	347	13,458	13,752	06/30/2019
94980PAL5	322	314	8	314	317	06/30/2019
949768AU9	822	803	19	803	781	06/30/2019
949769AJ2	478	467	11	467	477	06/30/2019
32027NGD7	341	331	10	331	337	06/30/2019
45254NJP3	134	132	2	132	134	06/30/2019
46629PAQ1	7,743	6,313	1,430	6,313	7,512	06/30/2019
939355AD5	22,570	22,184	386	22,184	22,547	06/30/2019
94979UAM5	149	89	60	89	58	06/30/2019
46630GBD6	10,246	9,907	339	9,907	9,776	06/30/2019
36298NBA1	4,958	4,429	529	4,429	4,810	06/30/2019
74160MGT3	129	63	66	63	23	06/30/2019
17029RAA9	11,552	1	11,551	1	1	06/30/2019
74922RAH3	8,915	6,380	2,535	6,380	8,898	06/30/2019
264407AA5	7,118	6,448	670	6,448	6,901	06/30/2019
5899296S2	406	401	5	401	374	06/30/2019
94979XAC1	260	252	8	252	234	06/30/2019
59020UEZ4	1,332	1,313	19	1,313	1,163	06/30/2019
94979UAL7	1,308	1,298	10	1,298	1,141	06/30/2019
466247BW2	268	262	6	262	233	06/30/2019
			69

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
25157GBB7	$17,765	$17,023	$742	$17,023	$15,606	06/30/2019
073868AA9	2,077	2,009	68	2,009	1,961	06/30/2019
949808BD0	1,774	1,735	39	1,735	1,552	06/30/2019
94981XAF0	581	573	8	573	556	06/30/2019
466247BE2	475	462	13	462	461	06/30/2019
22546BAH3	3,490	2,704	786	2,704	3,456	06/30/2019
31359UPW9	621	618	3	618	520	06/30/2019
05539TAQ8	108	108	-	108	93	06/30/2019
94981VAP2	1,261	1,227	34	1,227	1,152	06/30/2019
939336C92	745	712	33	712	704	06/30/2019
22541QR79	2,620	2,611	9	2,611	2,407	06/30/2019
5899296T0	197	194	3	194	163	06/30/2019
12669FTC7	2,193	1,708	485	1,708	2,050	06/30/2019
466247BF9	275	269	6	269	270	06/30/2019
362669AS2	1,023	978	45	978	989	06/30/2019
Quarterly Total	$135,280	$114,873	$20,407	$114,873	$118,515
12669DPR3	$401	$399	$2	$399	$387	09/30/2019
88522NAA1	5,853	5,794	59	5,794	5,839	09/30/2019
949789AA9	715	711	4	711	707	09/30/2019
362437AD7	5,477	3,224	2,253	3,224	5,305	09/30/2019
45660NS22	3,815	3,704	111	3,704	3,778	09/30/2019
5899295L8	389	381	8	381	388	09/30/2019
59020UFA8	432	394	38	394	413	09/30/2019
02150WAB9	45	43	2	43	44	09/30/2019
5899296S2	366	362	4	362	347	09/30/2019
94979XAC1	225	220	5	220	215	09/30/2019
59020UEZ4	1,204	1,191	13	1,191	1,089	09/30/2019
94979UAL7	1,152	1,143	9	1,143	1,022	09/30/2019
466247BW2	217	214	3	214	198	09/30/2019
25157GBB7	16,528	15,727	801	15,727	15,455	09/30/2019
073868AA9	11,789	10,174	1,615	10,174	11,697	09/30/2019
949808BD0	1,607	1,587	20	1,587	1,456	09/30/2019
94981XAF0	543	535	8	535	529	09/30/2019
466247BE2	456	445	11	445	456	09/30/2019
94981VAP2	1,195	1,160	35	1,160	1,132	09/30/2019
22541QR79	2,570	2,563	7	2,563	2,380	09/30/2019
5899296T0	183	179	4	179	157	09/30/2019
02149QAA8	19,916	19,350	566	19,350	19,479	09/30/2019
94986QAA1	23,043	22,429	614	22,429	21,755	09/30/2019
05948XTP6	206	201	5	201	183	09/30/2019
36242DYH0	582	554	28	554	542	09/30/2019
Quarterly Total	$98,909	$92,684	$6,225	$92,684	$94,953
22546BAH3	$2,772	$2,046	$726	$2,046	$2,738	12/31/2019
26545QAQ2	4,063	3,191	872	3,191	6,172	12/31/2019
126694H27	549	534	15	534	542	12/31/2019
94984GAD9	740	738	2	738	736	12/31/2019
59020UAY1	331	328	3	328	313	12/31/2019
761118MA3	3,525	3,493	32	3,493	3,404	12/31/2019
45660L6N4	5,713	5,607	106	5,607	4,958	12/31/2019
31359UPW9	553	476	77	476	407	12/31/2019
05539TAQ8	104	104	-	104	92	12/31/2019
07383UGB5	4,799	4,664	135	4,664	4,784	12/31/2019
94981VAP2	1,101	1,047	54	1,047	1,093	12/31/2019
			70

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
	Amortized Cost	Present Value of				Financial
	Before Current	Projected Cash		Amortized Cost	Fair Value at	Statement
CUSIP	Period OTTI	Flows	Recognized OTTI	After OTTI	Time of OTTI	Where Reported
161546HD1	$1,510	$1,479	$31	$1,479	$1,499	12/31/2019
2254W0JD8	1,049	660	389	660	434	12/31/2019
073879CD8	1,404	1,402	2	1,402	1,425	12/31/2019
939336C92	676	665	11	665	654	12/31/2019
22541QR79	2,515	2,507	8	2,507	2,324	12/31/2019
5899296T0	176	173	3	173	155	12/31/2019
12669FTC7	1,532	1,513	19	1,513	1,527	12/31/2019
02149QAA8	18,638	18,008	630	18,008	18,012	12/31/2019
12668BKA0	4,206	4,054	152	4,054	3,993	12/31/2019
12628LAE0	4,259	4,252	7	4,252	3,712	12/31/2019
761118WQ7	5,594	5,454	140	5,454	5,542	12/31/2019
12669GXQ9	12,571	12,529	42	12,529	12,238	12/31/2019
94986QAA1	21,296	19,585	1,711	19,585	19,655	12/31/2019
61749BAF0	5,982	5,944	38	5,944	5,869	12/31/2019
21075WBX2	146	21	125	21	91	12/31/2019
466247BF9	263	262	1	262	263	12/31/2019
05948XTP6	205	172	33	172	179	12/31/2019
362669AS2	914	827	87	827	872	12/31/2019
12667FM77	6,865	6,777	88	6,777	6,836	12/31/2019
36242DYH0	555	549	6	549	542	12/31/2019
69374XBS8	196	196	-	196	187	12/31/2019
69374XBQ2	710	694	16	694	671	12/31/2019
69375BBQ9	712	706	6	706	686	12/31/2019
Quarterly Total	$116,224	$110,657	$5,567	$110,657	$112,605
		Year-end total	$39,705

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

71

Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2019
Investment income earned:
Government bonds	$65
Bonds exempt from U.S. tax	-
Other bonds (unaffiliated)	4,884
Bonds of affiliates	-
Preferred stocks (unaffiliated)	15
Common stocks (unaffiliated)	6
Common stocks of affiliates	29
Cash and short-term investments	58
Mortgage loans	867
Real estate	47
Contract loans	80
Other invested assets	243
Derivative instruments	60
Miscellaneous income	5
Gross investment income	$6,359
Real estate owned - book value less encumbrances	$184
Mortgage loans - book value:
Commercial mortgages	$19,952
Residential mortgages	1,423
Mezzanine loans	193
Affiliated commercial mortgages	74
Total mortgage loans	$21,642
Mortgage loans by standing - book value:
Good standing	$21,456
Good standing with restructured terms	185
Interest overdue more than 90 days, not in foreclosure	1
Total mortgage loans	$21,642
Partnerships - statement value	$4,820
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$-
Common stocks	398
Bonds and short-term investments by class and maturity:
Bonds and short-term investments by maturity - statement value:
Due within one year or less	$7,517
Over 1 year through 5 years	22,961
Over 5 years through 10 years	24,521
Over 10 years through 20 years	14,837
Over 20 years	29,713
Total maturity	$99,549
Bonds and short-term investments by class - statement value:
Class 1	$57,832
Class 2	35,257
Class 3	3,606
Class 4	2,313
Class 5	381
Class 6	160
Total by class	$99,549
Total bonds and short-term investments publicly traded	$61,482
Total bonds and short-term investments privately placed	38,067
Preferred stocks - statement value	$299
Common stocks - market value	669
Short-term investments - book value	511
Options, caps and floors owned - statement value	574
Collar, swap and forward agreements open - statement value	(171)
Futures contracts open - current value	(4)
Cash on deposit	(161)

73

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2019
Life insurance in-force:
Industrial	$780
Ordinary	78,316
Group	4,298
Amount of accidental death insurance in-force under ordinary policies	5,030,743
Life insurance policies with disability provisions in-force:
Industrial	210
Ordinary	35,509
Group life	35
Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	775
Income payable	415
Ordinary - involving life contingencies:
Amount on deposit	230
Income payable	81
Group - not involving life contingencies:
Amount on deposit	1
Annuities:
Ordinary:
Immediate - amount of income payable	$1,383
Deferred, fully paid - account balance	53,881
Deferred, not fully paid - account balance	33,594
Group:
Amount of income payable	449
Fully paid - account balance	602
Not fully paid - account balance	21,278
Accident and health insurance - premiums in-force:
Other	$93
Group	1
Credit	-
Deposit funds and dividend accumulations:
Deposit funds - account balance	$6,650
Dividend accumulations - account balance	557
Claim payments in 2019:
Group accident & health:
2019	$97
2018	466
2017	11,021
2016	30,182
2015	61,211
Prior	32,053
Other accident & health:
2019	9,097
2018	(20,139)
2017	27,063
2016	62,356
2015	72,904
Prior	80,767

74

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2019

(in millions)

1. The Company's total admitted assets as of December 31, 2019 are $192.3 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2019 are $134.8 billion.

2.Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

				Percentage of
				Total Admitted
	Issuer	Description of Exposure	Amount	Assets
a.	SUNAMERICA AFFORDABLE HOUSING
	LLC	OTHER INVESTED ASSETS	$743	0.60%
b.	Senior Direct Lending Program LLC	BONDS	717	0.50
c.	Microsoft Corporation	BONDS	582	0.40
d.	Duke Energy Corporation	BONDS	524	0.40
e.	Comcast Corporation	BONDS	519	0.40
f.	AT&T Inc.	BONDS	491	0.40
g.	Oracle Corporation	BONDS	461	0.30
h.	CVS Health Corporation	BONDS	452	0.30
i.	American Electric Power Company, Inc.	BONDS	427	0.30
j.	Verizon Communications Inc.	BONDS	421	0.30

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments				Preferred Stocks
		Percentage of			Percentage of
		Total Admitted		Total Admitted
NAIC Rating	Amount	Assets	NAIC Rating	Amount	Assets
NAIC - 1	$57,832	42.90%	P/RP - 1	$105	0.10%
NAIC - 2	35,257	26.20	P/RP - 2	113	0.10
NAIC - 3	3,606	2.70	P/RP - 3	-	-
NAIC - 4	2,313	1.70	P/RP - 4	-	-
NAIC - 5	381	0.30	P/RP - 5	80	0.10
NAIC - 6	160	0.10	P/RP - 6	-	-
4. Assets held in foreign investments:

					Percentage
					of Total
					Admitted
				Amount	Assets
a. Total admitted assets held in foreign investments				$24,917	18.50%
b. Foreign currency denominated investments				8,321	6.20
c. Insurance liabilities denominated in that same foreign currency				-	-

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$21,970	16.30%
b.	Countries rated NAIC - 2	2,147	1.60
c.	Countries rated NAIC - 3 or below	800	0.60

75

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1
	Country 1: United Kingdom	$7,551	5.60%
	Country 2: Cayman Islands	2,500	1.90
b. Countries rated NAIC - 2
	Country 1: Mexico	500	0.40
	Country 2: Panama	342	0.30
c. Countries rated NAIC - 3 or below
	Country 1: Turkey	121	0.10
	Country 2: South Africa	73	0.10
7. Aggregate unhedged foreign currency exposure:

			Percentage
			of Total
			Admitted
		Amount	Assets
Aggregate unhedged foreign currency exposure		$8,321	6.20%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$8,307	6.20%
b.	Countries rated NAIC - 2	5	-
c.	Countries rated NAIC - 3 or below	9	-

9.Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

		Percentage
		of Total
		Admitted
	Amount	Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$4,795	3.60%
Country 2: Ireland	1,144	0.80
b. Countries rated NAIC - 2
Country 1: Peru	3	-
Country 2: Mexico	2	-
c. Countries rated NAIC - 3 or below
Country 1: Turkey	5	-
Country 2: South Africa	2	-

76

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Percentage
of Total
Admitted
NAIC Rating	Amount	Assets
		COMMERCIAL
		MORTGAGE
a. Bailey		LOAN	$406	0.30%
		COMMERCIAL
		MORTGAGE
b. Copenhagen - FloatAGL		LOAN	326	0.20
		COMMERCIAL
		MORTGAGE
c.	Project Chapter	LOAN	275	0.20
d. Usil Finance Designated Activity Company		NAIC 1	266	0.20
		COMMERCIAL
		MORTGAGE
e. Berry202		LOAN	263	0.20
		COMMERCIAL
		MORTGAGE
f.	Condor20310830	LOAN	263	0.20
g.	Telefonica, S.A.	NAIC 2	245	0.20
h. AstraZeneca PLC		NAIC 2	236	0.20
		COMMERCIAL
		MORTGAGE
i.	White	LOAN	235	0.20
j.	Royal Dutch Shell plc	NAIC 1	234	0.20

11.Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12.Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13.The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class

1) are:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. SUNAMERICA AFFORDABLE HOUSING LLC		$743	0.60%
b. AIGGRE U.S. Real Estate Fund II LP		337	0.20
c.	AIGGRE U.S. Real Estate Fund III LP	236	0.20
d.	MS Term Facility	189	0.10
e.	Carlyle Alternative Opportunities Fund L.P.	169	0.10
f.	Teachers Insurance and Annuity Association of America	149	0.10
g.	AIG Home Loan 2 LLC	145	0.10
h.	Think Investments Fund LP	144	0.10
i.	Federal Home Loan Banks	143	0.10
j.	Massachusetts Mutual Life Insurance Company	135	0.10

77

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

14. Assets held in nonaffiliated, privately placed equities:

			Percentage
			of Total
			Admitted
		Amount	Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$3,228	2.40%
Largest three investments held in nonaffiliated, privately placed equities:
a. MS Term Facility		$189	0.10
b.	Carlyle Alternative Opportunities Fund L.P.	169	0.10
c.	Think Investments Fund LP	144	0.10

Ten largest fund managers:

		Total			Non-
	Fund Manager	Invested		Diversified	diversified
a. AIG Global Real Estate Investment Corp		$928	$	- $	928
b. SUNAMERICA INVESTMENT, INC.		816		-	816
c.	Carlyle Group	502		502	-
d.	AIG Home Loan	145		-	145
e.	Think Investments LLC	144		144	-
f.	Tiger Global Management, LLC	102		102	-
g.	Pentwater Capital Management LP	86		86	-
h.	Manikay Partners LLC	78		78	-
i.	HPS Investment Partners, LLC	62		62	-
j.	Wellington Hedge Management	52		52	-

15.Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16.Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. COMMERCIAL MORTGAGE LOAN, Loan No. 5555094, GBR		$411	0.30%
b. COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY		366	0.30
c. COMMERCIAL MORTGAGE LOAN, Loan No. 5555180, DK		330	0.20
d. COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR		277	0.20
e. COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR		266	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	265	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY	260	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555093, IRL	238	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002711, NJ	232	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	230	0.20

78

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

			Percentage of
			Total Admitted
		Amount	Assets
a.	Construction loans	$1,157	0.90%
b.	Mortgage loans over 90 days past due	-	-
c.	Mortgage loans in the process of foreclosure	-	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	185	0.10

17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage		Percentage		Percentage
		of Total		of Total		of Total
		Admitted		Admitted		Admitted
Loan-to-Value	Amount	Assets	Amount	Assets	Amount	Assets
a.	above 95%	$-	- % $	45	- % $	-	- %
b.	91% to 95%	1	-	-	-	-	-
c.	81% to 90%	135	0.10	180	0.10	-	-
d.	71% to 80%	441	0.30	463	0.30	-	-
e.	below 70%	845	0.60	19,336	14.30	-	-

18.Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company's total admitted assets.

19.Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20.The Company's total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End			1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets		Amount	Amount	Amount
a.	Securities lending (do not include assets
	held as collateral for such transactions)	$1,210	0.90	% $	571	$912	$1,155
b.	Repurchase agreements	139	0.10		69	240	132
c.	Reverse repurchase agreements	-	-		-	-	-
d.	Dollar repurchase agreements	-	-		-	-	-
e.	Dollar reverse repurchase agreements	-	-		-	-	-

79

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

21.The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

Owned		Written
	Percentage		Percentage
	of Total		of Total
	Admitted		Admitted
Amount	Assets	Amount	Assets
a.	Hedging	$-	- % $	-	- %
b.	Income generation	-	-	-	-
c.	Other	-	-	-	-

22.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$628	0.50% $	492	$527	$595
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

23.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$96	0.10% $	92	$121	$103
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

80

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2019

(in millions)	Gross Investment Holdings			Admitted Assets as Reported in the Annual Statement
						Securities
						Lending
						Reinvested
						Collateral	Total
Investment Categories	Amount	Percentage		Amount		Amount	Amount	Percentage
Bonds:
U.S. governments	$2,389	1.8	% $	2,389	$	- $	2,389	1.8%
All other governments	3,044	2.3		3,044		-	3,044	2.3
U.S. states, territories and possessions, etc. guaranteed	397	0.3		397		-	397	0.3
U.S. political subdivisions of states, territories,
and possessions, guaranteed	336	0.3		336		-	336	0.3
U.S. special revenue and special assessment
obligations, etc. non-guaranteed	7,859	6.0		7,859		-	7,859	6.0
Industrial and miscellaneous	81,146	62.3		81,146		-	81,146	62.3
Hybrid securities	722	0.6		722		-	722	0.6
Parent, subsidiaries and affiliates	-	-		-		-	-	-
SVO identified funds	-	-		-		-	-	-
Unaffiliated Bank loans	3,095	2.4		3,095		-	3,095	2.4
Total long-term bonds	98,988	76.0		98,988		-	98,988	76.0
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	299	0.2		299		-	299	0.2
Parent, subsidiaries and affiliates	-	-		-		-	-	-
Total preferred stocks	299	0.2		299		-	299	0.2
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	92	0.1		92		-	92	0.1
Industrial and miscellaneous Other (Unaffiliated)	143	0.1		143		-	143	0.1
Parent, subsidiaries and affiliates Publicly traded	6	-		6		-	6	-
Parent, subsidiaries and affiliates Other	392	0.3		392		-	392	0.3
Mutual funds	36	-		36		-	36	-
Unit investment trusts	-	-		-		-	-	-
Closed-end funds	-	-		-		-	-	-
Total common stocks	669	0.5		669		-	669	0.5
Mortgage loans:
Farm mortgages	-	-		-		-	-	-
Residential mortgages	1,422	1.1		1,422		-	1,422	1.1
Commercial mortgages	19,849	15.2		19,849		-	19,849	15.2
Mezzanine real estate loans	174	0.1		174		-	174	0.1
Total mortgage loans	21,445	16.4		21,445		-	21,445	16.4
Real estate:
Properties occupied by company	63	-		63		-	63	-
Properties held for production of income	121	0.1		121		-	121	0.1
Properties held for sale	1	-		1		-	1	-
Total real estate	185	0.1		185		-	185	0.1
Cash, cash equivalents and short-term investments:
Cash	(161)	(0.1)		(161)		767	606	0.5
Cash equivalents	96	0.1		96		516	612	0.5
Short-term investments	511	0.4		511		-	511	0.4
Total cash, cash equivalents and short-term investments	446	0.4		446		1,283	1,729	1.4
Contract loans	1,264	1.0		1,264		-	1,264	1.0
Derivatives	625	0.5		625		-	625	0.5
Other invested assets	4,820	3.8		4,820		-	4,820	3.7
Receivables for securities	109	0.1		109		-	109	0.1
Securities Lending	1,283	1.0		1,283		XXX	XXX	XXX
Other invested assets	31	-		31		-	31	-
Total invested assets	$130,164	100.0	% $	130,164		$1,283	$130,164	100%

81

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are included in Part B of this Registration Statement:
•	The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
(b)   Exhibits
Exhibit Number	Description	Location
(1)	Resolution Establishing Separate Account	Incorporated by reference to Initial Registration Statement of File Nos. 333-25473 and 811-3859, filed on April 18, 1997, Accession No. 0000950148-97-000989.
(2)	Form of Custody Agreements	Not Applicable
(3)(a)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(3)(a)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)	Variable Annuity Contract
(4)(a)	Individual Fixed and Variable Annuity Contract	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.
(4)(b)	Individual Annuity Contract	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.
(4)(c)	Optional Death Benefit Enhancement Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.
(4)(d)	Optional Guaranteed Minimum Accumulation Benefit	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.
(4)(e)	Optional Guaranteed Minimum Withdrawal Benefit Endorsement — Step-Up Options	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.
(4)(f)	Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Endorsement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343.
(4)(g)	Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Endorsement	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.
(4)(h)	Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two Lives Endorsement	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.
(4)(i)	Optional Guaranteed Minimum Withdrawal Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 3, File Nos. 333-137895 and 811-03859, filed on February 13, 2007, Accession No. 0000950148-07-000027.

Exhibit Number	Description	Location
(4)(j)	Optional Guaranteed Minimum Withdrawal Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 6, File Nos. 333-137895 and 811-03859, filed on February 4, 2008, Accession No. 0000950137-08-001546.
(4)(k)	Optional Guaranteed Living Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 333-137895 and 811-03859, filed on April 28, 2008, Accession No. 0000950148-08-000096.
(4)(l)	Optional Guaranteed Living Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(m)	Optional Guaranteed Living Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(n)	Return of Purchase Payment Death Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(o)	Maximum Anniversary Value Optional Death Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(p)	Optional Death Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(q)	Extended Legacy Program Guide	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(4)(r)	AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement (ASE-6231E (10/10))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002940.
(4)(s)	Merger Endorsement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(t)	AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Extension Endorsement (ASE-6217E (8/13))	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568418.
(4)(u)	AGL Optional Guaranteed Minimum Withdrawal Benefit For Two Lives Extension Endorsement (AGE-6218E (9/15)	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568418.
(4)(v)	AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15)	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568243.
(4)(w)	AGL Optional Guaranteed Living Benefit Endorsement (ASE-6231E (8/13))	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617.
(5)	Application for Contract	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.
(5)(a)	Participant Enrollment Form	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.
(5)(b)	Annuity Application	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.
(6)	Corporate Documents of Depositor

Exhibit Number	Description	Location
(6)(a)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991 (P)	Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.
(6)(b)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995	Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.
(6)(c)	By-Laws of American General Life Insurance Company, restated as of June 8, 2005	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.
(7)	Reinsurance Contract	Not Applicable
(8)	Material Contracts
(8)(a)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(b)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(c)	American Funds Insurance Series Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(8)(d)	Lord Abbett Series Fund, Inc. Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(8)(e)	Van Kampen Life Investment Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.
(8)(f)	Principal Variable Contracts Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 2, File Nos. 333-137895 and 811-03859, filed on December 19, 2006, Accession No. 0000950124-06-007684.
(8)(g)	American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 4, File Nos. 333-137895 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000099.
(8)(h)	Columbia Funds Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.
(8)(i)	Columbia Funds Variable Insurance Trust I Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.
(8)(j)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 333-137895 and 811-03859, filed on April 28, 2008, Accession No. 0000950148-08-000096.
(8)(k)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement.	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.
(8)(l)	Columbia Funds Variable Series Trust II Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-137895 and 811-03859, filed on April 28, 2011, Accession No. 0000950123-11-040874.

Exhibit Number	Description	Location
(8)(m)	Seasons Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(n)	Letters of Consent to the Assignment of the Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(9)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to Initial Registration Statement, File Nos. 333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.
(10)	Consent	Filed Herewith
(11)	Financial Statements Omitted from Item 23	Not Applicable
(12)	Initial Capitalization Agreement	Not Applicable
(13)	Other
(13)(a)	Power of Attorney — American General Life Insurance Company Directors	Filed Herewith
(13)(b)	Notice of Termination of Support Agreement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(13)(c)	Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617.
(13)(d)	Agreement and Plan of Merger	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(13)(e)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185775 and 811-03859, filed on April 28, 2015, Accession No.0001193125-15-153113.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
KEVIN T. HOGAN (1)	Director, Chairman, Chief Executive Officer, and President
KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer
THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer
TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer
MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
JONATHAN J. NOVAK (2)	Director and Chief Executive Officer, Institutional Markets
TODD P. SOLASH (3)	Director and Chief Executive Officer, Individual Retirement
ADAM C. WINSLOW (4)	Director and Chief Executive Officer, Life Insurance
James Bracken (1)	Executive Vice President, Head of Legacy Portfolio
Evelyn Curran	Executive Vice President
Gabriel A. Lopez (3)	Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky (3)	Senior Vice President, Individual Retirement Products
Sabyasachi Ray (1)	Senior Vice President and Chief Operating Officer
Christine A. Nixon (3)	Senior Vice President
Christopher V. Muchmore (3)	Senior Vice President, Market Risk Management
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
William C. Kolbert (5)	Senior Vice President and Business Information Officer
Sai P. Raman (5)	Senior Vice President, Institutional Markets
Timothy M. Heslin (6)	Senior Vice President and Chief Life Product and Underwriting Officer
CRAIG A. ANDERSON	Senior Vice President and Life Controller
Justin J.W. Caulfield (1)	Vice President and Treasurer
Mallary L. Reznik (3)	Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne	Vice President and Secretary
Mark A. Peterson (6)	Vice President, Distribution
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Christina M. Haley (3)	Vice President, Product Filing
Mary M. Newitt (3)	Vice President, Product Filing
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (7)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
T. Clay Spires	Vice President and Tax Officer
Michael E. Treske (3)	Vice President, Distribution
Frank Kophamel	Vice President and Appointed Actuary
Michelle D. Campion (8)	Vice President
Jeffrey S. Flinn	Vice President
Jennifer N. Miller (8)	Vice President
Manda Ghaferi (3)	Vice President
Stewart R. Polakov (3)	Vice President
Thomas A. Musante (8)	Vice President
William L. Mask	Vice President
Edward P. Voit (9)	Vice President
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
David J. Kumatz (6)	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Rosemary Foster	Assistant Secretary

Names, Positions and Offices Held with Depositor
Marjorie D. Washington	Assistant Secretary
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (7)	Investment Tax Officer
Alireza Vaseghi (1)	Managing Director and Chief Operating Officer, Institutional Markets
Melissa H. Cozart	Privacy Officer

(1)	175 Water Street, New York, NY 10038
(2)	10880 Wilshire Blvd. Suite 1101, Los Angeles, CA 90024
(3)	21650 Oxnard Street, Woodland Hills, CA 91367
(4)	58 Fenchurch Street, London, United Kingdom, EC3M 4AB
(5)	50 Danbury Road, Wilton, CT 06897
(6)	340 Seven Springs Way, Brentwood, TN, 32027
(7)	80 Pine Street, New York, NY 10005
(8)	777 S. Figueroa Street, Los Angeles, CA 90017
(9)	301 Grant Street, Pittsburgh, PA, 15219
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-20-023889, filed on February 21, 2020. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contract Owners
As of March 30, 2020, the number of Polaris Platinum II contracts funded by Variable Separate Account was 5,143 of which 2,927 were qualified contracts and 2,216 were non-qualified contracts.
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
American General Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B
The Variable Annuity Life Insurance Company
Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
Terri N. Fiedler(1)	Director, Senior Vice President and Chief Distribution Officer
James T. Nichols(2)	Director, President and Chief Executive Officer
Todd P. Solash	Director
Frank Curran(2)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(1)	Chief Compliance Officer
John Thomas Genoy(2)	Vice President
Mallary Loren Reznik	Vice President
Daniel R. Cricks(1)	Vice President, Tax Officer
Thomas Clayton Spires(1)	Vice President, Tax Officer
Julie A. Cotton Hearne(1)	Vice President and Secretary
Rosemary Foster(1)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 2919 Allen Parkway, Houston, TX 77019
(2) Principal business address 160 Greene Street, Jersey City, NJ 07311
(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
General Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Undertakings of the Registrant
Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 2020.
Variable Separate Account
(Registrant)
BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
        (On behalf of the Registrant and itself)
BY:  /s/  CRAIG A. ANDERSON

        CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President	April 24, 2020

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	April 24, 2020

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	April 24, 2020

*TERRI N. FIEDLER TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	April 24, 2020

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	April 24, 2020

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director and Chief Executive Officer, Institutional Markets	April 24, 2020

*TODD P. SOLASH TODD P. SOLASH	Director and Chief Executive Officer, Individual Retirement	April 24, 2020

*ADAM C. WINSLOW ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	April 24, 2020

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	April 24, 2020

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	April 24, 2020